UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07989

                                                         Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                          Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                          Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.24%
ASSET-BACKED SECURITIES — 2.48%**
Goal Capital Funding Trust, Series 2006-1, Class A3
0.78%	11/25/26	[2]	$26,043	$25,891
Navient Student Loan Trust, Series 2016-2, Class A1
1.20%	06/25/65	[2,3]	372,248	372,383
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.05%	10/27/36	[2,3]	177,033	170,125
SLM Student Loan Trust, Series 2003-12, Class A5
0.93%	09/15/22	[2,3]	158,671	158,211
SLM Student Loan Trust, Series 2004-10, Class A6A
1.19%	04/27/26	[2,3]	770,000	763,021
SLM Student Loan Trust, Series 2004-3, Class A5
0.81%	07/25/23	[2]	580,101	573,971
SLM Student Loan Trust, Series 2005-8, Class A3
0.75%	10/25/24	[2]	104,288	104,251
SLM Student Loan Trust, Series 2006-4, Class A5
0.74%	10/27/25	[2]	336,727	335,955
SLM Student Loan Trust, Series 2007-7, Class A3
0.88%	04/25/17	[2]	48,350	48,332
SLM Student Loan Trust, Series 2012-6, Class A2
0.73%	09/25/19	[2]	179,234	178,837
SLM Student Loan Trust, Series 2013-4, Class A
1.00%	06/25/27	[2]	249,516	239,441
SLM Student Loan Trust, Series 2014-1, Class A2
0.83%	07/26/21	[2]	659,380	657,061

Total Asset-Backed Securities (Cost $3,659,149)				3,627,479

CORPORATES — 16.64%*
Banking — 2.61%
Bank of America Corp. (MTN)
6.88%	04/25/18		450,000	491,586
Bank of America N.A. (BKNT)
0.95%	06/15/17	[2]	750,000	747,653
5.30%	03/15/17		250,000	256,786
Barclays Bank PLC, Series 1 (United Kingdom)
5.00%	09/22/16	[4]	350,000	353,007
HBOS PLC (EMTN) (United Kingdom)
1.33%	09/30/16	[4]	325,000	324,594

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
National City Bank (BKNT)
1.05%	06/07/17	[2]	$700,000	$699,217
Santander UK PLC (United Kingdom)
1.38%	03/13/17	[4]	400,000	399,658
UBS AG/Stamford CT (Switzerland)
1.23%	06/01/17	[2,4]	550,000	550,289

				3,822,790

Communications — 0.67%
T-Mobile USA, Inc.
6.63%	11/15/20		80,000	82,900
Verizon Communications, Inc.
2.18%	09/15/16	[2]	900,000	902,361

				985,261

Consumer Discretionary — 0.40%
Anheuser-Busch InBev Finance, Inc.
1.90%	02/01/19		580,000	590,111

Electric — 0.82%
Entergy Corp.
4.70%	01/15/17		400,000	405,677
Southern Co. (The)
1.30%	08/15/17		800,000	799,926

				1,205,603

Finance — 3.64%
Citigroup, Inc.
1.60%	07/25/16	[2]	1,800,000	1,800,800
General Motors Financial Co., Inc.
3.00%	09/25/17		650,000	660,969
Goldman Sachs Group, Inc. (The)
6.15%	04/01/18		650,000	700,664
International Lease Finance Corp.
6.75%	09/01/16	[3]	500,000	503,438
Morgan Stanley
1.39%	01/05/18	[2]	400,000	400,384
Morgan Stanley (GMTN)
5.45%	01/09/17		250,000	255,744
Morgan Stanley (MTN)
1.08%	10/18/16	[2]	260,000	260,159
Protective Life Global Funding
1.21%	06/08/18	[2,3]	750,000	750,901

				5,333,059

Food — 0.33%
Kraft Heinz Co.
1.60%	06/30/17	[3]	480,000	481,730

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 0.96%
AbbVie, Inc.
1.75%	05/06/16		$650,000	$654,379
UnitedHealth Group, Inc.
1.08%	01/17/17	[2]	750,000	750,863

				1,405,242

Information Technology — 0.57%
Apple, Inc.
1.70%	02/22/19		435,000	442,947
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	[3]	375,000	384,418

				827,365

Insurance — 0.52%
Metropolitan Life Global Funding I
1.16%	07/15/16	[2,3]	250,000	250,043
New York Life Global Funding
1.55%	11/02/18	[3]	500,000	504,720

				754,763

Real Estate Investment Trust (REIT) — 5.46%
AvalonBay Communities, Inc. (GMTN)
5.75%	09/15/16		525,000	529,771
Essex Portfolio LP
5.50%	03/15/17		650,000	667,612
HCP, Inc.
6.00%	01/30/17		1,100,000	1,128,960
Highwoods Realty LP
5.85%	03/15/17		750,000	771,362
Kimco Realty Corp. (MTN)
4.30%	02/01/18		750,000	776,766
Realty Income Corp.
2.00%	01/31/18		650,000	655,898
Regency Centers LP
5.88%	06/15/17		650,000	675,745
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		865,000	869,745
VEREIT Operating Partnership LP
2.00%	02/06/17		650,000	658,450
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	1,250,000	1,254,026

				7,988,335

Transportation — 0.66%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A-1
8.05%	11/01/20		283,442	311,078

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
1.00%	08/15/16	[2]	$55,049	$55,219
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
1.08%	11/15/16	[2]	600,000	598,275

				964,572

Total Corporates (Cost $24,252,464)				24,358,831

MORTGAGE-BACKED — 46.95%**
Commercial Mortgage-Backed — 4.84%
CD Mortgage Trust, Series 2006-CD3, Class A5
5.62%	10/15/48		604,125	604,416
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A1S
5.61%	10/15/48		444,510	445,271
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1
0.67%	10/15/45		95,018	94,968
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	189,404	188,407
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[3]	83,002	83,958
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1
3.53%	07/10/44	[3]	628,311	656,632
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A1
1.08%	07/15/45		269,748	269,576
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3
5.34%	05/15/47		200,545	202,343
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	88,517	88,509
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class ASB
5.69%	02/12/51		37,610	38,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class ASB
5.93%	06/15/49	[2]	68,555	69,061
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[3]	5,193	5,208

See accompanying notes to Schedule of Portfolio Investments.

2  /  N-Q Report June 2016

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	$1,100,000	$1,149,007
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3
4.11%	07/15/46	[3]	967,352	1,012,090
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A
6.02%	06/12/50	[2]	559,417	571,713
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1
0.74%	02/15/46		208,508	208,470
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.51%	04/15/47		617,233	626,297
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.89%	06/15/49	[2]	750,000	773,105

				7,087,074

Non-Agency Mortgage-Backed — 6.78%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
7.40%	06/25/32		31,758	30,567
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.10%	05/25/35	[2]	426,429	389,746
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		7,346	7,751
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.26%	02/25/33	[2]	2,350	2,309
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.61%	02/25/47	[2]	178,027	169,901
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.88%	10/25/35	[2]	194,371	194,518
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.18%	02/25/34	[2]	106,568	104,767
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.63%	03/25/37	[2]	1,165,359	1,146,343
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		90	93
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		107,310	112,312

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
2.90%	11/25/32	[2]	$174,293	$161,112
Credit Suisse Mortgage Trust, Series 2007-C5, Class AAB
5.62%	09/15/40	[2]	150,853	152,102
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.82%	07/19/44	[2]	268,512	259,519
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
0.60%	07/25/36	[2]	652,110	634,630
Fremont Home Loan Trust, Series 2005-C, Class M1
0.93%	07/25/35	[2]	208,607	205,800
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.47%	06/25/28		25	24
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)
5.43%	07/25/34		14,911	15,487
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.65%	11/20/36	[2]	362,180	362,183
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1.23%	12/25/34	[2]	601,175	501,075
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
3.03%	10/25/34	[2]	373,461	358,003
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	28,721	28,615
JPMorgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M3
1.23%	07/25/35	[2]	655,380	651,351
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.75%	04/25/35	[2]	390,977	389,449
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.87%	01/25/34	[2]	13,206	12,805
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
2.82%	10/25/34	[2]	558,558	516,451
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.63%	06/25/34	[2]	6,173	5,903
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.56%	03/25/47	[2]	215,248	212,515

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.70%	10/25/32	[2]	$63,612	$62,694
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
2.94%	12/25/32	[2]	203,487	201,119
Mid-State Trust VI, Series 2006, Class A4
7.79%	07/01/35		21,825	23,184
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.75%	12/25/35	[2]	647,957	624,452
Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		75,741	76,150
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	11,927
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		80,564	81,886
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
2.90%	12/25/34	[2]	205,909	205,811
Residential Asset Securities Trust, Series 2005-KS12, Class A3
0.77%	01/25/36	[2]	285,537	283,761
Soundview Home Loan Trust, Series 2006-WF2, Class A2C
0.59%	12/25/36	[2]	169,266	168,912
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.27%	06/25/58	[2,3]	952,382	952,720
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.65%	10/25/31	[2]	32,339	32,228
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	3,253,712	45,776
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[2,5]	1,243	113
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.84%	06/25/42	[2]	58,453	56,190
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.90%	06/25/33	[2]	162,957	162,468
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.95%	06/25/35	[2]	300,277	233,079

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust, Series 2005-4, Class AI3
0.83%	12/25/35	[2]	$74,357	$74,379

				9,922,180

U.S. Agency Mortgage-Backed — 35.33%
Fannie Mae Pool 111643
2.55%	09/01/20	[2]	4,911	4,961
Fannie Mae Pool 254548
5.50%	12/01/32		226,858	257,437
Fannie Mae Pool 467572
3.80%	04/01/18		1,103,546	1,144,073
Fannie Mae Pool 523829
8.00%	11/01/19		43,488	46,305
Fannie Mae Pool 555098
2.72%	11/01/32	[2]	47,345	50,224
Fannie Mae Pool 555424
5.50%	05/01/33		149,084	168,947
Fannie Mae Pool 567002
8.00%	05/01/23		37,486	42,083
Fannie Mae Pool 646884
2.29%	05/01/32	[2]	4,502	4,620
Fannie Mae Pool 648860
6.50%	05/01/17		27,639	28,001
Fannie Mae Pool 655133
7.00%	08/01/32		24,327	28,066
Fannie Mae Pool 655151
7.00%	08/01/32		16,689	17,968
Fannie Mae Pool 762525
6.50%	11/01/33		29,889	33,837
Fannie Mae Pool 770900
2.69%	04/01/34	[2]	256,968	264,389
Fannie Mae Pool 893489
2.44%	09/01/36	[2]	45,908	48,351
Fannie Mae Pool AD0538
6.00%	05/01/24		135,216	150,129
Fannie Mae Pool AE0443
6.50%	10/01/39		185,428	213,868
Fannie Mae Pool AL0851
6.00%	10/01/40		160,869	184,138
Fannie Mae REMICS, Series 1988-12, Class A
4.29%	02/25/18	[2]	4,857	4,926
Fannie Mae REMICS, Series 1993-80, Class S
10.32%	05/25/23	[2]	2,064	2,403
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31	[2]	2,260	2,942

See accompanying notes to Schedule of Portfolio Investments.

4  /  N-Q Report June 2016

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2001-60, Class OF
1.40%	10/25/31	[2]	$197,596	$200,474
Fannie Mae REMICS, Series 2002-30, Class FB
1.45%	08/25/31	[2]	267,413	272,440
Fannie Mae REMICS, Series 2003-117, Class XF
0.80%	08/25/33	[2]	192,541	190,722
Fannie Mae REMICS, Series 2003-124, Class TS
9.80%	01/25/34	[2]	28,997	37,388
Fannie Mae REMICS, Series 2003-134, Class FC
1.05%	12/25/32	[2]	843,610	852,292
Fannie Mae REMICS, Series 2003-29, Class F
0.95%	12/25/32	[2]	463,205	464,605
Fannie Mae REMICS, Series 2003-64, Class KS
9.06%	07/25/18	[2]	52,382	55,644
Fannie Mae REMICS, Series 2004-38, Class FT
0.88%	10/25/33	[2]	519,631	521,281
Fannie Mae REMICS, Series 2004-60, Class FW
0.90%	04/25/34	[2]	796,671	801,491
Fannie Mae REMICS, Series 2004-79, Class F
0.75%	08/25/32	[2]	214,140	214,209
Fannie Mae REMICS, Series 2004-96, Class MT
7.00%	12/25/34	[2]	10,049	10,832
Fannie Mae REMICS, Series 2005-57, Class EG
0.75%	03/25/35	[2]	619,174	619,746
Fannie Mae REMICS, Series 2006-56, Class FD
0.70%	07/25/36	[2]	624,658	623,872
Fannie Mae REMICS, Series 2006-84, Class WF
0.75%	02/25/36	[2]	278,008	278,669
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
6.27%	07/25/37	[2]	269,307	49,782
Fannie Mae REMICS, Series 2008-47, Class PF
0.95%	06/25/38	[2]	125,934	126,515
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		106,245	114,274

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2009-33, Class FB
1.27%	03/25/37	[2]	$265,653	$269,447
Fannie Mae REMICS, Series 2010-109, Class PF
0.85%	10/25/40	[2]	157,113	157,536
Fannie Mae REMICS, Series 2010-119, Class FK
0.95%	04/25/40	[2]	255,253	255,769
Fannie Mae REMICS, Series 2010-26, Class S (IO)
5.80%	11/25/36	[2]	824,705	158,532
Fannie Mae REMICS, Series 2010-35, Class FL
0.90%	07/25/38	[2]	615,774	617,269
Fannie Mae REMICS, Series 2011-71, Class FB
0.95%	05/25/37	[2]	366,148	368,819
Fannie Mae REMICS, Series 2011-8, Class PF
0.95%	01/25/40	[2]	339,487	340,978
Fannie Mae REMICS, Series 2012-19, Class FP
0.95%	12/25/39	[2]	1,178,321	1,194,565
Fannie Mae REMICS, Series 2012-33, Class F
0.97%	04/25/42	[2]	1,150,341	1,159,467
Fannie Mae REMICS, Series 2013-75, Class FC
0.70%	07/25/42	[2]	1,080,646	1,077,274
Fannie Mae REMICS. Series 2004-92, Class FD
0.80%	05/25/34	[2]	1,068,558	1,071,211
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		651,215	653,461
Fannie Mae-Aces, Series 2014-M12, Class FA
0.76%	10/25/21	[2]	365,228	361,971
Fannie Mae-Aces, Series 2014-M5, Class FA
0.81%	01/25/17	[2]	80,220	80,316
Freddie Mac Gold Pool C90237
6.50%	11/01/18		16,002	17,957
Freddie Mac Gold Pool C90474
7.00%	08/01/21		32,151	34,783
Freddie Mac Gold Pool D93410
6.50%	04/01/19		13,130	14,784
Freddie Mac Gold Pool G13107
5.50%	07/01/20		123,077	127,789

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		$773,751	$796,049
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		507,072	519,248
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
0.80%	09/25/21	[2]	968,809	972,127
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
0.83%	08/25/23	[2]	969,524	963,995
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		855,000	927,718
Freddie Mac Non Gold Pool 775554
2.27%	10/01/18	[2]	745	749
Freddie Mac Non Gold Pool 865369
2.78%	06/01/22	[2]	117	118
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23		4,965	5,516
Freddie Mac REMICS, Series 2368, Class AF
1.39%	10/15/31	[2]	103,881	105,386
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		3,911	222
Freddie Mac REMICS, Series 2733, Class FB
1.04%	10/15/33	[2]	1,060,000	1,067,060
Freddie Mac REMICS, Series 2763, Class FC
0.79%	04/15/32	[2]	756,287	757,222
Freddie Mac REMICS, Series 2945, Class LD
4.00%	02/15/35		33,930	34,866
Freddie Mac REMICS, Series 2990, Class DE
0.82%	11/15/34	[2]	1,056,942	1,061,669
Freddie Mac REMICS, Series 2990, Class LE
0.76%	10/15/34	[2]	781,261	784,005
Freddie Mac REMICS, Series 3001, Class HS
15.64%	02/15/35	[2]	16,221	17,272
Freddie Mac REMICS, Series 3066, Class PF
0.74%	04/15/35	[2]	1,469,462	1,468,196

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3085, Class FW
1.14%	08/15/35	[2]	$1,000,469	$1,016,673
Freddie Mac REMICS, Series 3196, Class FA
0.79%	04/15/32	[2]	952,187	954,035
Freddie Mac REMICS, Series 3300, Class FA
0.74%	08/15/35	[2]	931,101	929,360
Freddie Mac REMICS, Series 3325, Class NF
0.74%	08/15/35	[2]	187,045	186,695
Freddie Mac REMICS, Series 3346, Class FA
0.67%	02/15/19	[2]	343,478	343,711
Freddie Mac REMICS, Series 3652, Class PF
1.19%	07/15/32	[2]	98,148	98,848
Freddie Mac REMICS, Series 3767, Class JF
0.74%	02/15/39	[2]	1,052,530	1,050,721
Freddie Mac REMICS, Series 3792, Class DF
0.84%	11/15/40	[2]	1,160,591	1,162,434
Freddie Mac REMICS, Series 3806, Class DF
0.84%	08/15/25	[2]	431,725	433,232
Freddie Mac REMICS, Series 3828, Class TF
0.84%	04/15/29	[2]	335,413	336,317
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		873,614	906,493
Freddie Mac REMICS, Series 3845, Class FQ
0.69%	02/15/26	[2]	736,346	731,852
Freddie Mac REMICS, Series 3895, Class BF
0.94%	07/15/41	[2]	481,072	482,772
Freddie Mac REMICS, Series 3946, Class FG
0.79%	10/15/39	[2]	755,564	756,591
Freddie Mac REMICS, Series 4109, Class KF
0.84%	05/15/32	[2]	949,742	949,189
Freddie Mac Strips, Series 263, Class F5
0.94%	06/15/42	[2]	757,280	760,112
Ginnie Mae II Pool 80546
2.00%	10/20/31	[2]	17,475	18,201
Ginnie Mae II Pool 80610
1.75%	06/20/32	[2]	212,565	221,088

See accompanying notes to Schedule of Portfolio Investments.

6  /  N-Q Report June 2016

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80614
1.88%	07/20/32	[2]	$27,420	$28,552
Ginnie Mae II Pool 80687
1.75%	04/20/33	[2]	155,109	161,378
Ginnie Mae II Pool 8339
2.00%	12/20/23	[2]	31,320	32,274
Ginnie Mae II Pool 8684
1.88%	08/20/25	[2]	44,687	46,229
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	405,756	413,917
Ginnie Mae, Series 2001-22, Class FK
0.79%	05/16/31	[2]	1,198,398	1,201,661
Ginnie Mae, Series 2001-51, Class FA
0.94%	10/16/31	[2]	1,166,373	1,173,777
Ginnie Mae, Series 2002-16, Class FV
0.84%	02/16/32	[2]	1,272,808	1,277,869
Ginnie Mae, Series 2002-20, Class FC
0.74%	03/16/32	[2]	460,873	460,836
Ginnie Mae, Series 2002-72, Class FB
0.85%	10/20/32	[2]	290,738	292,132
Ginnie Mae, Series 2002-72, Class FC
0.85%	10/20/32	[2]	277,290	278,620
Ginnie Mae, Series 2003-42, Class FA
0.84%	07/16/31	[2]	1,284,713	1,288,211
Ginnie Mae, Series 2004-2, Class FW
1.86%	01/16/34	[2]	488,869	511,239
Ginnie Mae, Series 2009-66, Class UF
1.44%	08/16/39	[2]	301,180	307,239
Ginnie Mae, Series 2009-92, Class FC
1.24%	10/16/39	[2]	290,383	293,020
Ginnie Mae, Series 2010-108, Class PF
0.85%	02/20/38	[2]	519,462	520,677
Ginnie Mae, Series 2010-2, Class FA
0.95%	05/20/37	[2]	287,034	287,336
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	3,950,426	73,186
Ginnie Mae, Series 2011-80, Class BF
0.78%	06/20/36	[2]	380,076	380,328
Ginnie Mae, Series 2012-10, Class FP
0.75%	01/20/41	[2]	442,049	441,936
Ginnie Mae, Series 2012-13, Class KF
0.75%	07/20/38	[2]	929,133	930,538
NCUA Guaranteed Notes, Series 2010-C1, Class A2
2.90%	10/29/20		38,329	38,347
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.91%	10/07/20	[2]	983,206	985,440

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.83%	11/06/17	[2]	$1,111,432	$1,111,802
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.76%	12/08/20	[2]	862,618	864,551
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.99%	03/09/21	[2]	666,453	666,113
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.60%	03/11/20	[2]	446,749	447,156
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.58%	03/06/20	[2]	184,849	184,943
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.58%	04/06/20	[2]	102,895	102,869

				51,715,750

Total Mortgage-Backed (Cost $68,555,049)				68,725,004

U.S. TREASURY SECURITIES — 24.17%
U.S. Treasury Notes — 24.17%
U.S. Treasury Notes
0.44%	10/31/17	[2]	2,900,000	2,902,511
0.50%	01/31/17		5,790,000	5,792,882
0.54%	01/31/18	[2]	2,900,000	2,905,668
0.63%	08/31/17		7,510,000	7,518,650
0.75%	02/28/18		4,370,000	4,383,059
0.88%	07/15/17		10,946,000	10,987,047
U.S. Treasury Notes - Treasury Inflation Indexed Notes
2.50%	07/15/16	[6]	882,631	884,702

Total U.S. Treasury Securities (Cost $35,281,744)				35,374,519

Total Bonds – 90.24% (Cost $131,748,406)				132,085,833

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  7

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 10.95%
Foreign Government Obligations — 3.86%
Japan Treasury Discount Bill (Japan)
0.00%[7]	09/05/16	[4]	$210,000,000	$2,047,865
0.00%[7]	09/20/16	[4]	80,000,000	780,224
Japan Treasury Discount Bill, Series 605 (Japan)
0.00%[7]	08/08/16	[4]	160,000,000	1,559,976
Japan Treasury Discount Bill, Series 609
(Japan)
0.00%[7]	08/22/16	[4]	130,000,000	1,267,602

				5,655,667

Money Market Funds — 1.89%
Morgan Stanley Institutional Liquidity Fund
0.27%[8]			2,758,000	2,758,000

U.S. Agency Discount Notes — 2.06%
Fannie Mae
0.44%[7]	10/17/16		1,500,000	1,498,425
Federal Home Loan Bank
0.49%[7]	09/06/16		1,520,000	1,519,237

				3,017,662

U.S. Treasury Bills — 3.14%
U.S. Treasury Bills
0.19%[7]	07/28/16		700,000	699,910
0.24%[7]	07/14/16		500,000	499,977
0.28%[7]	10/06/16		1,900,000	1,898,707
0.41%[7]	11/25/16		1,500,000	1,498,438

				4,597,032

Total Short-Term Investments (Cost $15,712,201)				16,028,361

Total Investments – 101.19% (Cost $147,460,607)[1]				148,114,194

Liabilities in Excess of Other Assets – (1.19)%				(1,748,783)

Net Assets – 100.00%				$146,365,411

Currency Purchased		Currency Sold	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 08/08/16 at 102.47 Counterparty: JPMorgan Securities LLC
USD $1,467,809	JPY	160,000,000	$ (93,689)
Forward currency contract to sell Japanese Yen on 08/22/16 at 102.42 Counterparty: JPMorgan Securities LLC
USD $1,186,218	JPY	130,000,000	(83,059)
Forward currency contract to sell Japanese Yen on 09/06/16 at 102.36 Counterparty: Bank of America
USD $1,937,064	JPY	210,000,000	(114,441)
Forward currency contract to sell Japanese Yen on 09/20/16 at 102.30 Counterparty: Bank of America
USD $ 758,308	JPY	80,000,000	(23,709)

Net unrealized (depreciation)			$(314,898)

Notes:

[1]	Cost for federal income tax purposes is $147,464,599 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,214,431
Gross unrealized (depreciation)	(564,836)

Net unrealized appreciation	$649,595

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $45,889, which is 0.03% of total net assets.

[6]	Inflation protected security. Principal amount reflects original security face amount.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of June 30, 2016.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

8  /  N-Q Report June 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 95.73%
ASSET-BACKED SECURITIES — 7.49%**
Access Group, Inc., Series 2015-1, Class A
1.15%	07/25/56	[2,3]	$3,466,698	$3,393,376
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.75%	04/25/35	[2,3]	404,824	364,575
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.67%	03/25/37	[2,3]	352,699	307,194
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.69%	07/25/37	[2,3]	3,159,875	2,617,473
Blue Hill CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
2.11%	01/15/26	[2,3,4]	7,945,000	7,903,920
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.75%	09/26/22	[2]	820,628	818,771
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.86%	02/25/35	[2]	3,070,000	2,894,083
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.46%	02/25/30	[2]	213,087	211,521
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.64%	10/27/36	[2]	5,075,000	4,783,921
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.13%	04/15/27	[2,3,4]	9,280,000	9,268,298
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
1.25%	04/26/32	[2,3]	8,375,000	7,810,432
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.10%	08/27/46	[2,3]	8,047,359	7,379,989
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.73%	05/25/23	[2,3]	530,342	527,744
GE Business Loan Trust, Series 2005-1A, Class A3
0.69%	06/15/33	[2,3]	968,259	892,498
Goal Capital Funding Trust, Series 2006-1, Class A3
0.78%	11/25/26	[2]	370,559	368,394
Goal Capital Funding Trust, Series 2006-1, Class B
1.11%	08/25/42	[2]	3,495,370	3,117,472
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	4,845,576	5,102,675
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
2.13%	04/18/26	[2,3,4]	6,895,000	6,852,306

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
2.13%	04/15/27	[2,3,4]	$9,280,000	$9,264,205
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.60%	10/25/27	[2]	392,048	390,517
National Collegiate Student Loan Trust, Series 2007-1, Class A2
0.58%	11/27/28	[2]	83,919	83,745
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.58%	06/26/28	[2]	2,609,179	2,556,121
Navient Student Loan Trust, Series 2014-8, Class A2
0.89%	04/25/23	[2]	17,800,000	17,630,424
Nelnet Student Loan Trust, Series 2013-1A, Class A
1.05%	06/25/41	[2,3]	4,384,372	4,215,328
Nelnet Student Loan Trust, Series 2014-5A, Class A
1.00%	07/25/41	[2,3]	14,014,136	13,350,473
Northstar Education Finance, Inc., Series 2007-1, Class A1
0.01%	04/28/30	[2]	5,605,000	5,398,815
SLC Student Loan Trust I, Series 2002-2, Class B2
1.90%	07/01/42	[2,3]	4,100,000	3,176,582
SLC Student Loan Trust, Series 2004-1, Class B
0.92%	08/15/31	[2]	1,698,964	1,447,605
SLC Student Loan Trust, Series 2006-1, Class A4
0.73%	12/15/21	[2]	45,777	45,638
SLC Student Loan Trust, Series 2007-1, Class A4
0.69%	05/15/29	[2]	7,617,238	7,166,037
SLM Student Loan Trust, Series 2003-11, Class A5
0.70%	12/15/22	[2,3]	3,449,957	3,422,309
SLM Student Loan Trust, Series 2003-12, Class A5
0.93%	09/15/22	[2,3]	3,457,583	3,447,569
SLM Student Loan Trust, Series 2004-1, Class A3
0.85%	04/25/23	[2]	75,911	75,574
SLM Student Loan Trust, Series 2004-10, Class A6B
1.19%	04/27/26	[2,3]	17,630,000	17,430,686
SLM Student Loan Trust, Series 2004-2, Class B
1.11%	07/25/39	[2]	2,021,765	1,712,004
SLM Student Loan Trust, Series 2004-5A, Class A5
1.24%	10/25/23	[2,3]	3,998,909	3,982,181

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-7, Class A5
0.81%	01/27/20	[2]	$271,974	$270,749
SLM Student Loan Trust, Series 2004-8, Class B
1.10%	01/25/40	[2]	748,294	651,858
SLM Student Loan Trust, Series 2005-10, Class A4
0.75%	10/25/19	[2]	2,543,408	2,537,571
SLM Student Loan Trust, Series 2005-4, Class B
0.82%	07/25/40	[2]	2,522,507	2,142,746
SLM Student Loan Trust, Series 2005-5, Class A3
0.74%	04/25/25	[2]	345,318	342,549
SLM Student Loan Trust, Series 2005-8, Class A3
0.75%	10/25/24	[2]	393,409	393,270
SLM Student Loan Trust, Series 2006-2, Class A6
0.81%	01/25/41	[2]	6,000,000	5,309,271
SLM Student Loan Trust, Series 2006-4, Class A5
0.74%	10/27/25	[2]	2,893,103	2,886,470
SLM Student Loan Trust, Series 2006-8, Class A6
0.80%	01/25/41	[2]	6,000,000	5,186,456
SLM Student Loan Trust, Series 2007-6, Class B
1.49%	04/27/43	[2]	893,881	763,084
SLM Student Loan Trust, Series 2007-7, Class A3
0.88%	04/25/17	[2]	340,404	340,275
SLM Student Loan Trust, Series 2008-2, Class B
1.84%	01/25/29	[2]	1,095,000	919,153
SLM Student Loan Trust, Series 2008-3, Class B
1.84%	04/25/29	[2]	1,095,000	920,892
SLM Student Loan Trust, Series 2008-4, Class B
2.49%	04/25/29	[2]	1,095,000	1,000,831
SLM Student Loan Trust, Series 2008-5, Class B
2.49%	07/25/29	[2]	1,095,000	994,405
SLM Student Loan Trust, Series 2008-6, Class B
2.49%	07/25/29	[2]	1,095,000	1,009,483
SLM Student Loan Trust, Series 2008-7, Class B
2.49%	07/25/29	[2]	1,095,000	972,261
SLM Student Loan Trust, Series 2008-8, Class B
2.89%	10/25/29	[2]	1,095,000	1,046,447

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9, Class A
2.14%	04/25/23	[2]	$12,880,007	$12,883,190
SLM Student Loan Trust, Series 2008-9, Class B
2.89%	10/25/29	[2]	1,095,000	1,040,118
SLM Student Loan Trust, Series 2011-1, Class A1
0.97%	03/25/26	[2]	375,033	370,665
SLM Student Loan Trust, Series 2012-1, Class A2
0.90%	11/25/20	[2]	1,081,736	1,079,124
SLM Student Loan Trust, Series 2012-5, Class A2
0.75%	06/25/19	[2]	975,994	968,512
SLM Student Loan Trust, Series 2012-6, Class A2
0.73%	09/25/19	[2]	449,366	448,370
SLM Student Loan Trust, Series 2012-7, Class A2
0.73%	09/25/19	[2]	9,192,836	9,128,247
SLM Student Loan Trust, Series 2012-7, Class A3
1.10%	05/26/26	[2]	4,410,000	4,248,035
SLM Student Loan Trust, Series 2013-1, Class A2
0.70%	09/25/19	[2]	631,562	628,179
SLM Student Loan Trust, Series 2013-3, Class A2
0.75%	05/26/20	[2]	4,983,340	4,957,001
SLM Student Loan Trust, Series 2013-4, Class A
1.00%	06/25/27	[2]	5,679,768	5,450,429
SLM Student Loan Trust, Series 2013-5, Class A2
0.85%	10/26/20	[2]	4,863,720	4,843,668
SLM Student Loan Trust, Series 2013-6, Class A2
0.95%	02/25/21	[2]	6,133,870	6,125,204
SLM Student Loan Trust, Series 2014-1, Class A3
1.05%	02/26/29	[2]	6,865,000	6,547,152
SLM Student Loan Trust, Series 2014-2, Class A2
0.80%	10/25/21	[2]	4,262,683	4,241,122
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	2,559,948	2,534,348

Total Asset-Backed Securities (Cost $256,297,169)				252,591,590

See accompanying notes to Schedule of Portfolio Investments.

10  /  N-Q Report June 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS — 0.41%*
Electric — 0.06%
Chief Power Finance LLC, Term Loan B, 1st Lien
LIBOR plus 4.75%	12/31/20[2]	$2,462,500	$2,013,094

Finance — 0.14%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21[2]	4,896,507	4,898,955

Health Care — 0.18%
HCA, Inc., Term Loan B4
LIBOR plus 2.75%	05/01/18[2]	5,914,144	5,927,303

Services — 0.03%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/382,4,†	998,481	978,604

Total Bank Loans (Cost $14,245,134)			13,817,956

CORPORATES — 19.40%*
Banking — 3.98%
Bank of America Corp.
5.88%	01/05/21	14,175,000	16,277,436
7.63%	06/01/19	14,370,000	16,643,291
Bank of America Corp. (MTN)
5.65%	05/01/18	300,000	321,140
8.68%	05/02/17[2]	30,000	28,875
8.95%	05/18/17[2]	30,000	28,839
9.57%	06/06/17[2]	5,184,000	5,035,219
Bank of America N.A. (BKNT)
0.95%	06/15/17[2]	2,500,000	2,492,175
5.30%	03/15/17	3,850,000	3,954,501
6.10%	06/15/17	7,100,000	7,407,998
Barclays PLC (United Kingdom)
3.25%	01/12/21[4]	12,945,000	12,901,485
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18	4,295,000	4,342,173
Capital One N.A.
2.35%	08/17/18	6,000,000	6,091,968
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.13%	12/10/20[3,4]	2,750,000	2,751,576
Discover Bank (BKNT)
3.10%	06/04/20	4,000,000	4,090,922
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18[3,4]	6,220,000	6,676,305
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17	17,700,000	18,698,315
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18[4]	1,500,000	1,532,876

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland PLC (United Kingdom)
6.40%	10/21/19[4]	$3,000,000	$3,312,456
UBS AG/Stamford CT (GMTN) (Switzerland)
1.34%	03/26/18[2,4]	8,000,000	8,010,040
UBS AG/Stamford CT (Switzerland)
1.23%	06/01/17[2,4]	5,000,000	5,002,625
Wells Fargo Bank N.A. (BKNT)
1.65%	01/22/18	8,420,000	8,494,045

			134,094,260

Communications — 1.03%
AT&T, Inc.
1.56%	06/30/20[2]	11,000,000	10,963,293
3.60%	02/17/23	3,700,000	3,862,315
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22[3]	3,415,000	3,673,345
DISH DBS Corp.
4.25%	04/01/18	800,000	818,000
Level 3 Financing, Inc.
2.75%	05/31/22[2]	2,000,000	1,995,750
Verizon Communications, Inc.
1.06%	06/09/17[2]	4,585,000	4,588,054
1.43%	06/17/19[2]	5,750,000	5,781,602
2.41%	09/14/18[2]	2,950,000	3,025,196

			34,707,555

Consumer Discretionary — 0.33%
Anheuser-Busch InBev Finance, Inc.
1.90%	02/01/19	10,945,000	11,135,799

Electric — 1.58%
Exelon Corp.
2.45%	04/15/21	5,678,000	5,791,704
FirstEnergy Corp., Series A
2.75%	03/15/18	6,000,000	6,080,556
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19[3]	5,194	5,220
Homer City Generation LP (PIK)
8.14%	10/01/19[5,6]	6,078,660	3,556,016
IPALCO Enterprises, Inc.
5.00%	05/01/18	3,426,000	3,604,581
Jersey Central Power & Light Co.
4.80%	06/15/18	1,500,000	1,573,128
7.35%	02/01/19	505,000	569,883
Oncor Electric Delivery Co. LLC
6.80%	09/01/18	14,109,000	15,722,484

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of New Mexico
7.95%	05/15/18	$4,352,000	$4,839,137
Southern Co. (The)
1.30%	08/15/17	2,410,000	2,409,778
1.85%	07/01/19	7,000,000	7,084,827
W3A Funding Corp.
8.09%	01/02/17	2,055,748	2,056,048

			53,293,362

Energy — 0.84%
Boardwalk Pipelines LP
5.50%	02/01/17	3,300,000	3,344,870
5.88%	11/15/16	4,000,000	4,055,740
Columbia Pipeline Group, Inc.
2.45%	06/01/18	1,936,000	1,943,142
Energy Transfer Partners LP
2.50%	06/15/18	6,000,000	5,975,112
3.65%	11/01/66[2]	3,746,000	2,195,905
Florida Gas Transmission Co. LLC
7.90%	05/15/19[3]	3,320,000	3,750,677
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19	1,000,000	1,097,550
Rockies Express Pipeline LLC
6.00%	01/15/19[3]	1,500,000	1,541,250
Sabine Pass LNG LP
7.50%	11/30/16[3]	2,875,000	2,928,906
7.50%	11/30/16	1,500,000	1,528,125

			28,361,277

Finance — 4.37%
Chase Capital II, Series B
1.14%	02/01/27[2]	2,398,000	2,020,315
Chase Capital VI
1.26%	08/01/28[2]	1,000,000	837,500
CIT Group, Inc.
5.00%	05/15/17	3,150,000	3,205,125
Citigroup, Inc.
1.60%	07/25/16[2]	11,849,000	11,854,267
2.50%	09/26/18	10,000,000	10,202,390
2.50%	07/29/19	3,000,000	3,060,884
Ford Motor Credit Co. LLC
1.18%	09/08/17[2]	1,440,000	1,435,812
1.60%	01/09/18[2]	8,000,000	8,000,640
8.00%	12/15/16	1,325,000	1,365,082
General Electric Corp. (MTN)
1.01%	05/05/26[2]	6,300,000	5,903,980
General Motors Financial Co., Inc.
3.00%	09/25/17	11,000,000	11,185,625

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (GMTN) (The)
2.38%	01/22/18	$1,000,000	$1,014,009
7.50%	02/15/19	1,195,000	1,367,437
Goldman Sachs Group, Inc. (The)
1.32%	05/22/17[2]	3,000,000	3,002,718
1.66%	10/23/19[2]	5,000,000	4,973,940
2.88%	02/25/21	5,000,000	5,125,400
5.95%	01/18/18	4,625,000	4,928,779
6.15%	04/01/18	3,500,000	3,772,804
International Lease Finance Corp.
6.75%	09/01/16[3]	6,000,000	6,041,250
7.13%	09/01/18[3]	3,816,000	4,192,830
JPMorgan Chase Capital XIII, Series M
1.58%	09/30/34[2]	2,465,000	1,987,406
JPMorgan Chase Capital XXI, Series U
1.59%	02/02/37[2]	5,250,000	3,990,000
JPMorgan Chase Capital XXIII
1.63%	05/15/47[2]	7,950,000	5,982,375
Morgan Stanley
1.39%	01/05/18[2]	6,000,000	6,005,760
Morgan Stanley (GMTN)
5.50%	01/26/20	2,805,000	3,137,088
5.50%	07/24/20	4,550,000	5,110,310
6.63%	04/01/18	8,000,000	8,673,784
Morgan Stanley (MTN)
5.63%	09/23/19	2,000,000	2,231,629
Protective Life Global Funding
1.72%	04/15/19[3]	8,245,000	8,296,919
SL Green Realty Corp.
5.00%	08/15/18	8,000,000	8,393,156

			147,299,214

Food — 0.16%
Kraft Heinz Co.
1.60%	06/30/17[3]	5,274,000	5,293,008

Health Care — 1.89%
AbbVie, Inc.
1.75%	05/06/16	4,674,000	4,705,489
2.30%	05/14/21	8,530,000	8,643,398
Actavis Funding SCS (Luxembourg)
3.00%	03/12/20[4]	10,825,000	11,156,959
Baxalta, Inc.
2.00%	06/22/18	3,425,000	3,434,941
Catholic Health Initiatives
2.60%	08/01/18	13,000,000	13,263,919
Celgene Corp.
2.88%	08/15/20	5,000,000	5,175,655
HCA, Inc.
3.75%	03/15/19	1,000,000	1,040,000

See accompanying notes to Schedule of Portfolio Investments.

12  /  N-Q Report June 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Providence Health & Services Obligated Group
1.45%	10/01/16[2]	$2,750,000	$2,752,574
1.60%	10/01/17[2]	11,940,000	11,975,552
Tenet Healthcare Corp.
4.15%	06/15/20[2]	1,600,000	1,588,000

			63,736,487

Industrials — 0.06%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.65%	12/15/19[2,3,4]	2,150,000	2,163,438

Information Technology — 0.36%
Apple, Inc.
1.70%	02/22/19	3,255,000	3,314,466
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19[3]	8,536,000	8,750,382

			12,064,848

Insurance — 0.62%
Berkshire Hathaway, Inc.
2.20%	08/15/16	1,010,000	1,011,920
Metropolitan Life Global Funding I
1.16%	07/15/16[2,3]	2,000,000	2,000,346
1.88%	06/22/18[3]	7,500,000	7,589,602
Nationwide Mutual Insurance Co.
2.94%	12/15/24[2,3]	3,550,000	3,479,000
New York Life Global Funding
1.13%	03/01/17[3]	7,000,000	7,018,452

			21,099,320

Real Estate Investment Trust (REIT) — 2.81%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20	5,800,000	5,855,622
Boston Properties LP
5.63%	11/15/20	2,260,000	2,592,032
Essex Portfolio LP
5.50%	03/15/17	6,820,000	7,004,788
HCP, Inc.
6.00%	01/30/17	15,731,000	16,145,150
HCP, Inc. (MTN)
6.30%	09/15/16	6,760,000	6,821,996
Highwoods Realty LP
5.85%	03/15/17	830,000	853,640
Kimco Realty Corp.
5.70%	05/01/17	6,650,000	6,891,013
Mid-America Apartments LP
6.05%	09/01/16	3,225,000	3,248,572

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	$4,935,000	$4,962,068
VEREIT Operating Partnership LP
2.00%	02/06/17	14,000,000	14,182,000
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17[3]	16,500,000	16,553,138
Welltower, Inc.
2.25%	03/15/18	3,000,000	3,034,977
4.70%	09/15/17	6,291,000	6,522,201

			94,667,197

Retail — 0.51%
Walgreens Boots Alliance, Inc.
1.75%	05/30/18	17,060,000	17,201,559

Transportation — 0.86%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21	1,272,044	1,376,988
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	10,312,926	11,221,753
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18	29,259	29,925
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20	2,957,828	3,157,481
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22	1,759,209	1,912,590
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
1.08%	11/15/16[2]	7,725,000	7,702,791
UAL Pass-Through Trust, Series 2009-1, Class 1
10.40%	11/01/16	1,642,325	1,691,595
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17	1,853,154	1,916,902

			29,010,025

Total Corporates (Cost $648,449,603)			654,127,349

MORTGAGE-BACKED — 33.51%**
Commercial Mortgage-Backed — 2.23%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2006-6, Class A4
5.36%	10/10/45	6,230,000	6,250,549

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4A
5.67%	02/17/51[2,3]	$338,332	$341,049
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.32%	09/10/45[2,3,5]	24,517,366	1,780,804
Commercial Mortgage Trust, Series 2012-CR4, Class A2
1.80%	10/15/45	8,580,000	8,634,530
Credit Suisse Mortgage Trust, Series 2007-C4, Class AAB
6.14%	09/15/39[2]	155,516	155,763
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46[3]	313,125	316,728
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34[2,3]	3,972,223	3,741,023
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47[3]	1,363,824	1,363,689
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF
0.60%	05/15/47[2]	7,377,884	7,356,167
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class ASB
5.69%	02/12/51	446,448	451,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3
6.13%	02/15/51[2]	36,313	36,306
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1
2.75%	11/15/43[3]	266,413	266,964
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46[3]	132,949	133,332
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2
3.15%	08/15/46	6,594,449	6,613,342
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	07/15/49	1,586,285	1,587,504
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4
5.69%	04/15/49[2]	6,000,000	6,089,280

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.51%	04/15/47	$11,015,548	$11,177,306
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.89%	06/15/49[2]	18,000,000	18,554,519
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A2
3.45%	06/15/44[3]	257,927	257,879

			75,108,314

Non-Agency Mortgage-Backed — 15.75%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.67%	02/25/37[2]	12,000,000	9,850,568
ACE Securities Corp., Series 2005-HE6, Class A1
0.71%	10/25/35[2]	3,309,501	3,309,303
American Home Mortgage Assets, Series 2007-4, Class A2
0.64%	08/25/37[2]	83,882	83,838
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.88%	07/25/35[2]	670,593	672,035
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A1
0.63%	04/25/36[2]	13,134,631	13,026,864
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.50%	10/25/27	18,801	19,766
Argent Securities, Inc., Series 2005-W2, Class A1
0.71%	10/25/35[2]	13,141,055	12,931,163
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33	14,165,638	14,544,899
Banc of America Funding Trust, Series 2015-R2, Class 9A1
0.66%	03/25/37[2,3]	11,412,914	11,037,089
Banc of America Funding Trust, Series 2015-R3, Class 8A1
0.60%	06/28/36[2,3]	8,119,109	7,818,930
Banc of America Funding Trust, Series 2015-R4, Class 3A1
0.59%	07/25/36[2,3]	11,078,625	10,395,186
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.61%	02/25/47[2]	2,738,880	2,613,859
BCAP LLC Trust, Series 2008-IND2, Class A1
2.10%	04/25/38[2]	14,141,254	13,957,464

See accompanying notes to Schedule of Portfolio Investments.

14  /  N-Q Report June 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.80%	09/26/36	[2,3]	$5,026,550	$5,017,993
BCAP LLC Trust, Series 2012-RR11, Class 1A1
0.62%	01/26/37	[2,3]	7,251,103	7,182,515
BCAP LLC Trust, Series 2013-RR2, Class 5A1
3.03%	03/26/36	[2,3]	3,743,520	3,759,402
BCAP LLC Trust, Series 2013-RR5, Class 2A1
2.43%	03/26/37	[2,3]	10,544,260	10,511,224
Bear Stearns ARM Trust, Series 2004-3, Class 4A
3.26%	07/25/34	[2]	4,625,469	4,529,582
Bear Stearns ARM Trust, Series 2005-2, Class A1
3.09%	03/25/35	[2]	4,312,968	4,333,763
Bear Stearns Asset-Backed Securities Trust, Series 2004-BO1, Class M3
1.50%	10/25/34	[2]	7,492,000	7,459,194
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.85%	08/25/43	[2]	524,690	519,045
Chase Funding Trust, Series 2002-2, Class 2M1
1.35%	02/25/32	[2]	280,726	271,162
Chase Funding Trust, Series 2007-A1, Class 8A1
2.76%	02/25/37	[2]	16,480,895	16,627,948
Chase Funding Trust, Series 2007-A2, Class 2A3
2.71%	07/25/37	[2]	3,327,286	3,355,984
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
0.63%	05/25/36	[2,3]	1,500,784	1,333,615
CIM Trust, Series 2015-3AG, Class A1
2.21%	10/25/57	[2,3]	12,007,778	11,728,958
CIM Trust, Series 2015-4AG, Class A1
2.46%	10/25/57	[2,3]	15,119,368	14,678,816
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.18%	02/25/34	[2]	227,049	223,212
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M1
1.14%	09/25/35	[2]	3,732,454	3,731,108
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.60%	11/25/36	[2]	2,566,849	2,569,058
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.63%	03/25/37	[2]	769,137	756,586

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.75%	07/25/37[2]	$90,000	$75,956
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33	2,910,171	3,132,334
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19	5,328	5,474
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27[2]	117,434	117,884
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28[2]	590,940	590,305
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28[2]	569,062	596,327
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29[2]	1,662,176	1,704,262
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28[2]	10,196	10,701
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.63%	08/25/34[2]	26,862	26,003
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
2.64%	02/25/34[2]	3,768,045	3,754,540
Credit Suisse Mortgage Trust, Series 2013-7R, Class 5A1
0.70%	07/26/36[2,3]	3,377,301	3,069,705
Credit Suisse Mortgage Trust, Series 2014-9R, Class 8A1
0.61%	10/27/36[2,3]	3,221,758	3,102,924
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
4.04%	11/25/35	1,238,599	1,274,887
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.42%	01/25/36	2,555,416	1,897,453
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.51%	04/25/37[2]	3,720,510	2,436,788
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.66%	03/19/45[2]	1,783,617	1,566,959

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
FBR Securitization Trust, Series 2005-02, Class M1
1.17%	09/25/35[2]	$12,179,458	$12,109,427
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C
1.45%	08/25/34[2]	1,476,366	1,390,910
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1
1.08%	05/25/36[2]	1,356,345	1,350,687
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.63%	06/25/37[2]	14,789,602	9,912,752
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.43%	09/25/34[2]	15,320	14,914
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
2.72%	02/25/35[2]	2,081,987	2,075,054
GE Business Loan Trust, Series 2007-1A, Class A
0.61%	04/16/35[2,3]	2,447,592	2,247,695
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
0.89%	06/25/30[2]	317,021	306,035
GSAA Home Equity Trust, Series 2005-9, Class 1A1
0.73%	08/25/35[2]	3,469,886	3,332,172
GSAMP Trust, Series 2005-HE4, Class M1
0.90%	07/25/45[2]	1,381,858	1,387,006
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
3.06%	11/25/35[2]	1,289,366	1,231,233
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.64%	08/25/46[2]	3,145,681	3,072,538
Home Equity Asset Trust, Series 2006-4, Class 2A3
0.62%	08/25/36[2]	4,919,854	4,904,630
HSBC Home Equity Loan Trust, Series 2006-3, Class A4
0.69%	03/20/36[2]	2,698,656	2,691,619
HSBC Home Equity Loan Trust, Series 2007-1, Class AS
0.65%	03/20/36[2]	3,647,290	3,642,557
Impac CMB Trust, Series 2005-5, Class A1
1.09%	08/25/35[2]	2,873,627	2,529,087
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1.23%	12/25/34[2]	386,591	322,220

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.25%	11/25/34[2]	$1,320,474	$1,109,268
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28	710,326	736,746
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
3.21%	10/25/35	2,313,764	2,221,258
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
0.73%	03/25/47[2]	50,000	27,660
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
2.93%	07/25/35[2]	2,487,710	2,472,759
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.83%	07/25/35[2]	585,365	592,457
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40	1,763,441	1,790,816
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40	1,462,057	1,504,756
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40[2,5]	170,233,450	3,815,698
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.92%	01/25/34[2]	21,675	21,001
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.87%	01/25/34[2]	52,009	50,430
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.92%	11/21/34[2]	2,256,543	2,301,307
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.53%	04/25/34[2]	282,816	271,795
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.63%	06/25/34[2]	32,629	31,200
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32	4,153,075	4,308,790
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33	7,238,307	7,929,578
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33	8,673,710	8,891,224

See accompanying notes to Schedule of Portfolio Investments.

16  /  N-Q Report June 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		$7,780,624	$7,980,417
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.68%	02/25/36	[2]	3,538,958	3,532,548
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.70%	10/25/32	[2]	327,602	322,875
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.76%	08/25/34	[2]	2,459,705	2,490,338
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		3,076,244	2,723,084
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,486,627	1,707,334
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	6,447,703	6,946,523
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.38%	07/25/34	[2]	7,513,181	7,295,558
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
1.23%	07/25/35	[2]	119,101	123,594
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
1.08%	03/25/35	[2]	4,911,077	4,900,696
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
1.35%	07/25/34	[2]	787,237	759,863
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
1.70%	03/26/37	[2,3]	6,204,194	6,176,477
MortgageIT Trust, Series 2005-3, Class A1
0.75%	08/25/35	[2]	691,812	643,351
MortgageIT Trust, Series 2005-4, Class A1
0.73%	10/25/35	[2]	11,119,330	10,099,519
New Century Home Equity Loan Trust, Series 2005-3, Class M2
0.94%	07/25/35	[2]	15,000,000	14,759,703
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.61%	10/26/36	[2,3]	3,772,957	3,727,015
Nomura Resecuritization Trust, Series 2014-1R, Class 1A1
0.61%	10/25/36	[2,3]	5,072,983	4,936,005
Nomura Resecuritization Trust, Series 2014-1R, Class 3A1
0.60%	07/26/36	[2,3]	3,933,080	3,905,097

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust, Series 2014-1R, Class 4A1
0.82%	01/25/37	[2,3]	$3,935,490	$3,856,974
Nomura Resecuritization Trust, Series 2015-4R, Class 3A1
2.68%	01/26/36	[2,3]	9,066,969	9,277,430
Option One Mortgage Loan Trust, Series 2005-1, Class A4
1.25%	02/25/35	[2]	2,503,991	2,437,584
Park Place Securities, Inc., Series 2004-WCW2, Class M2
1.43%	10/25/34	[2]	13,935,380	13,827,513
Park Place Securities, Inc., Series 2004-WHQ2, Class M2
1.40%	02/25/35	[2]	2,206,426	2,204,110
Park Place Securities, Inc., Series 2005-WCW1, Class M1
0.90%	09/25/35	[2]	11,534,680	11,476,526
Park Place Securities, Inc., Series 2005-WCW2, Class M1
0.95%	07/25/35	[2]	18,036,544	17,883,827
Park Place Securities, Inc., Series 2005-WCW3, Class A1B
0.75%	08/25/35	[2]	2,912,066	2,912,129
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
0.82%	09/25/35	[2]	8,218,138	8,156,442
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
1.20%	03/25/35	[2]	1,750,079	1,742,557
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.42%	03/25/35	[2]	7,377,643	5,220,330
Residential Asset Mortgage Products Trust, Series 2004-SL4, Class A3
6.50%	07/25/32		790,858	804,106
Residential Asset Mortgage Products Trust, Series 2005-SL1, Class A5
6.50%	05/25/32		1,840,094	1,797,449
Residential Asset Securities Trust, Series 2005-KS11, Class AI4
0.76%	12/25/35	[2]	5,597,283	5,582,624
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.72%	02/25/36	[2]	728,545	667,146
Soundview Home Loan Trust, Series 2006-WF2, Class A2C
0.59%	12/25/36	[2]	1,492,002	1,488,883
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
2.93%	11/25/34	[2]	7,944,949	7,655,996

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
0.81%	10/25/35	[2]	$8,375,171	$8,241,477
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.69%	09/25/33	[2]	1,676,638	1,620,248
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.00%	07/25/34	[2,3]	115,413	110,656
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.76%	01/25/33	[2]	183,702	185,271
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.60%	01/25/35	[2]	1,373,038	1,375,242
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		8,604,116	9,384,001
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.74%	10/25/45	[2]	4,330,772	4,105,688
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.78%	01/25/45	[2]	677,217	616,466
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
2.75%	09/25/34	[2]	2,423,192	2,455,335
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.88%	06/25/35	[2]	8,113,211	8,103,542
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
2.97%	05/25/35	[2]	220,037	224,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
2.86%	03/25/36	[2]	2,184,534	2,046,489

				531,300,857

U.S. Agency Mortgage-Backed — 15.53%
Fannie Mae Pool 467572
3.80%	04/01/18		24,829,782	25,741,633
Fannie Mae Pool 555284
7.50%	10/01/17		390	399
Fannie Mae Pool 567002
8.00%	05/01/23		39,271	44,088
Fannie Mae Pool 735861
6.50%	09/01/33		21,710	25,078
Fannie Mae Pool 745936
6.02%	08/01/16		2,222,051	2,227,329
Fannie Mae Pool 770900
2.69%	04/01/34	[2]	383,056	394,119

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 995182
5.50%	06/01/20		$1,806,639	$1,875,840
Fannie Mae Pool AD0538
6.00%	05/01/24		991,581	1,100,946
Fannie Mae Pool AE0083
6.00%	01/01/40		2,075,852	2,389,897
Fannie Mae Pool AL0851
6.00%	10/01/40		2,589,495	2,964,046
Fannie Mae Pool FN0002
3.31%	12/01/17		3,596,251	3,657,086
Fannie Mae REMICS, Series 1997-76, Class FS
0.90%	09/17/27	[2]	25,330	24,350
Fannie Mae REMICS, Series 2001-60, Class OF
1.40%	10/25/31	[2]	1,357,235	1,377,008
Fannie Mae REMICS, Series 2003-130, Class HF
0.90%	12/25/33	[2]	2,196,355	2,204,796
Fannie Mae REMICS, Series 2003-134, Class FC
1.05%	12/25/32	[2]	8,776,358	8,866,673
Fannie Mae REMICS, Series 2005-57, Class EG
0.75%	03/25/35	[2]	5,894,662	5,900,104
Fannie Mae REMICS, Series 2005-59, Class NF
0.70%	05/25/35	[2]	4,959,277	4,955,350
Fannie Mae REMICS, Series 2007-61, Class A
0.73%	03/25/37	[2]	3,311,256	3,319,256
Fannie Mae REMICS, Series 2007-64, Class FA
0.92%	07/25/37	[2]	893,446	902,635
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		1,714,088	1,843,622
Fannie Mae REMICS, Series 2009-33, Class FB
1.27%	03/25/37	[2]	4,269,378	4,330,346
Fannie Mae REMICS, Series 2009-85, Class LF
1.65%	10/25/49	[2]	5,088,732	5,182,660
Fannie Mae REMICS, Series 2009-96, Class FA
1.35%	11/25/49	[2]	4,148,082	4,225,045
Fannie Mae REMICS, Series 2010-109, Class PF
0.85%	10/25/40	[2]	2,584,857	2,591,826
Fannie Mae REMICS, Series 2010-26, Class S (IO)
5.80%	11/25/36	[2]	14,898,357	2,863,886

See accompanying notes to Schedule of Portfolio Investments.

18  /  N-Q Report June 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-39, Class FE
1.22%	06/25/37	[2]	$8,095,865	$8,189,930
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40		2,187,610	2,373,465
Fannie Mae REMICS, Series 2010-6, Class BF
1.21%	02/25/40	[2]	3,150,002	3,188,884
Fannie Mae REMICS, Series 2010-95, Class S (IO)
6.17%	09/25/40	[2]	10,111,155	2,006,812
Fannie Mae REMICS, Series 2011-118, Class FB
0.90%	11/25/41	[2]	14,596,052	14,635,611
Fannie Mae REMICS, Series 2011-71, Class FB
0.95%	05/25/37	[2]	6,206,291	6,251,573
Fannie Mae REMICS, Series 2012-33, Class F
0.97%	04/25/42	[2]	11,170,192	11,258,808
Fannie Mae REMICS, Series 2013-54, Class HF
0.65%	10/25/41	[2]	12,203,025	12,161,488
Fannie Mae REMICS, Series 2013-75, Class FC
0.70%	07/25/42	[2]	9,774,803	9,744,296
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22		1,447	1,552
Fannie Mae-Aces, Series 2012-M8, Class ASQ2
1.52%	12/25/19		6,294,600	6,324,153
Fannie Mae-Aces, Series 2013-M11, Class A
1.50%	01/25/18		2,366,663	2,371,030
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		14,985,519	15,037,195
Fannie Mae-Aces, Series 2014-M6, Class FA
0.75%	12/25/17	[2]	9,999,399	10,005,504
Fannie Mae-Aces, Series 2015-M10, Class FA
0.71%	03/25/19	[2]	17,397,216	17,408,371
Freddie Mac Gold Pool A45796
7.00%	01/01/33		9,669	11,478
Freddie Mac Gold Pool C46104
6.50%	09/01/29		13,314	15,346
Freddie Mac Gold Pool G13032
6.00%	09/01/22		1,464,782	1,592,961

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G13475
6.00%	01/01/24		$184,790	$201,314
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		5,899,075	6,069,079
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		14,430,000	15,855,825
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23		14,598,792	15,413,102
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
0.83%	05/25/22	[2]	15,264,624	15,125,725
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
0.83%	08/25/23	[2]	19,230,504	19,120,840
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		17,405,000	18,885,306
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		5,319,101	5,501,524
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KIR1, Class A1
2.45%	03/25/26		24,808,910	25,798,969
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		819,201	929,273
Freddie Mac REMICS, Series 2454, Class FQ
1.44%	06/15/31	[2]	12,622	12,978
Freddie Mac REMICS, Series 2733, Class FB
1.04%	10/15/33	[2]	5,335,000	5,370,535
Freddie Mac REMICS, Series 3084, Class FN
0.94%	12/15/34	[2]	5,676,998	5,706,559
Freddie Mac REMICS, Series 3294, Class CB
5.50%	03/15/37		594,646	649,774
Freddie Mac REMICS, Series 3300, Class FA
0.74%	08/15/35	[2]	1,629,516	1,626,468

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  19

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3325, Class NF
0.74%	08/15/35	[2]	$4,202,272	$4,194,412
Freddie Mac REMICS, Series 3346, Class FA
0.67%	02/15/19	[2]	4,662,287	4,665,458
Freddie Mac REMICS, Series 3524, Class FC
1.38%	06/15/38	[2]	2,014,292	2,061,627
Freddie Mac REMICS, Series 3531, Class FM
1.34%	05/15/39	[2]	2,643,148	2,669,963
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40		306,279	326,923
Freddie Mac REMICS, Series 3792, Class DF
0.84%	11/15/40	[2]	3,838,611	3,844,704
Freddie Mac REMICS, Series 3824, Class FA
0.59%	03/15/26	[2]	3,496,481	3,493,495
Freddie Mac REMICS, Series 3828, Class TF
0.84%	04/15/29	[2]	1,153,869	1,156,979
Freddie Mac REMICS, Series 4109, Class KF
0.84%	05/15/32	[2]	15,803,165	15,793,963
Freddie Mac REMICS, Series 4235, Class FA
0.79%	01/15/34	[2]	9,445,667	9,439,204
Freddie Mac Strips, Series 240, Class F30
0.74%	07/15/36	[2]	4,872,375	4,851,406
Freddie Mac Strips, Series 263, Class F5
0.94%	06/15/42	[2]	5,633,081	5,654,143
Freddie Mac Strips, Series 319, Class F2
0.94%	11/15/43	[2]	25,405,736	25,312,908
Ginnie Mae I Pool 422972
6.50%	07/15/29		23,753	27,109
Ginnie Mae II Pool 1849
8.50%	08/20/24		481	504
Ginnie Mae II Pool 2020
8.50%	06/20/25		1,418	1,613
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,556	1,801
Ginnie Mae II Pool 2487
8.50%	09/20/27		13,168	15,225
Ginnie Mae II Pool 80059
1.75%	04/20/27	[2]	26,475	27,407
Ginnie Mae II Pool 80589
2.00%	03/20/32	[2]	41,573	41,948

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
1.75%	06/20/32	[2]	$17,893	$18,610
Ginnie Mae II Pool 80968
1.88%	07/20/34	[2]	527,332	545,696
Ginnie Mae II Pool 81201
2.50%	01/20/35	[2]	13,721	14,349
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	21,714	22,660
Ginnie Mae, Series 12, Class C
5.28%	04/16/41	[2]	3,823,206	3,907,323
Ginnie Mae, Series 2003-11, Class FK
0.74%	02/16/33	[2]	1,949,616	1,953,117
Ginnie Mae, Series 2004-5, Class PF
1.00%	02/20/33	[2]	1,765,683	1,769,593
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[2]	3,735,248	3,787,269
Ginnie Mae, Series 2009-106, Class XI (IO)
6.37%	05/20/37	[2]	8,808,343	1,817,918
Ginnie Mae, Series 2011-78, Class AB
2.45%	02/16/39		577,181	577,774
Ginnie Mae, Series 2012-13, Class KF
0.75%	07/20/38	[2]	3,039,817	3,044,416
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		5,658,188	5,679,494
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.91%	10/07/20	[2]	8,892,227	8,912,439
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.83%	11/06/17	[2]	9,249,552	9,252,634
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.76%	12/08/20	[2]	11,409,089	11,434,650
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
1.01%	12/08/20	[2]	5,190,320	5,203,796
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.99%	03/09/21	[2]	15,062,789	15,055,111
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.91%	01/08/20	[2]	6,480,044	6,494,701
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.86%	02/06/20	[2]	6,453,891	6,462,463
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.60%	03/11/20	[2]	3,492,091	3,495,273
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.58%	03/06/20	[2]	2,192,563	2,193,674

See accompanying notes to Schedule of Portfolio Investments.

20  /  N-Q Report June 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.58%	04/06/20	[2]	$503,283	$503,155

				523,580,653

Total Mortgage-Backed
(Cost $1,120,542,574)				1,129,989,824

MUNICIPAL BONDS — 0.31%*
California — 0.31%
State of California, Taxable, Various Purpose
6.20%	03/01/19		600,000	681,978
University of California, Floating Rate Notes, Series Y, Class 1
0.97%	07/01/41	[2]	10,000,000	10,001,400

				10,683,378

Total Municipal Bonds
(Cost $10,659,933)				10,683,378

U.S. TREASURY SECURITIES — 34.61%
U.S. Treasury Notes — 34.61%
U.S. Treasury Notes
0.50%	01/31/17		67,220,000	67,253,463
0.54%	01/31/18	[2]	68,000,000	68,132,899
0.63%	08/31/17		209,595,000	209,836,420
0.75%	10/31/17		433,335,000	434,486,046
0.75%	02/28/18		164,600,000	165,091,874
1.00%	12/31/17		42,860,000	43,137,776
1.00%	03/15/19		177,560,000	179,072,101

Total U.S. Treasury Securities
(Cost $1,161,739,408)				1,167,010,579

Total Bonds – 95.73%
(Cost $3,211,933,821)				3,228,220,676

	Notional
	Amount
Issues	(000’s)	Value
	PURCHASED SWAPTIONS — 0.00%
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 6.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	$30,000	$49,068

	Total Purchased Swaptions
	(Cost $939,000)

			Principal
	Maturity		Amount/
Issues	Date		Share	Value
SHORT-TERM INVESTMENTS — 4.15%
Foreign Government Obligations — 2.68%
Japan Treasury Discount Bill (Japan)
0.00%[7]	09/20/16	[4]	1,790,000,000	17,457,516
Japan Treasury Discount Bill, Series 601 (Japan)
0.00%[7]	07/19/16	[4]	1,850,000,000	18,034,750
Japan Treasury Discount Bill, Series 603 (Japan)
0.00%[7]	07/25/16	[4]	1,860,000,000	18,132,960
Japan Treasury Discount Bill, Series 604 (Japan)
0.00%[7]	08/01/16	[4]	1,890,000,000	18,426,349
Japan Treasury Discount Bill, Series 605 (Japan)
0.00%[7]	08/08/16	[4]	1,860,000,000	18,134,719

				90,186,294

Money Market Funds — 1.26%
Dreyfus Cash Management Fund
0.25%[8,9]			3,990,000	3,990,000
Morgan Stanley Institutional Liquidity Fund
0.27%[8]			38,636,000	38,636,000

				42,626,000

U.S. Treasury Bills — 0.21%
U.S. Treasury Bills
0.23%[7]	09/29/16	[10]	59,000	58,961
0.33%[7]	07/21/16	[10]	6,860,000	6,859,314

				6,918,275

Total Short-Term Investments
(Cost $134,455,728)				139,730,569

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  21

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Value
Total Investments – 99.88%
(Cost $3,347,328,549)[1]	$3,368,000,313

Cash and Other Assets, Less
Liabilities – 0.12%	4,113,024

Net Assets – 100.00%	$3,372,113,337

Unrealized
Currency	Currency	Appreciation/
Purchased	Sold	(Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 07/05/16 at 102.57 Counterparty: JPMorgan Securities LLC
USD	$92,823		JPY —	$92,823
Forward currency contract to sell Japanese Yen on 07/19/16 at 102.53 Counterparty: JPMorgan Securities LLC
USD	$16,987,438	JPY	1,850,000,000	(1,056,126)
Forward currency contract to sell Japanese Yen on 07/25/16 at 102.51 Counterparty: Barclay’s Capital
USD	$17,002,947	JPY	1,860,000,000	(1,141,524)
Forward currency contract to sell Japanese Yen on 08/01/16 at 102.49 Counterparty: JPMorgan Securities LLC
USD	$17,041,920	JPY	1,890,000,000	(1,399,214)
Forward currency contract to sell Japanese Yen on 08/08/16 at 102.47 Counterparty: JPMorgan Securities LLC
USD	$17,063,281	JPY	1,860,000,000	(1,089,136)
Forward currency contract to sell Japanese Yen on 09/20/16 at 102.30 Counterparty: Bank of America
USD	$16,967,146	JPY	1,790,000,000	(530,496)

Net unrealized appreciation/(depreciation)				$(5,123,673)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS: LONG POSITIONS
1,131	U.S. Treasury Two Year Note,
	Expiration September 2016	$1,640,470

	Net unrealized appreciation	$1,640,470

	Notional
	Amount	Premiums
Issues	(000’s)	(Received)	Value
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 7.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc. Interest rate contract
	$(30,000)	$(540,000)	$(27,153)

Total Written Swaptions		$(540,000)	$(27,153)

Notes:

[1]	Cost for federal income tax purposes is $3,347,937,761 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$41,383,448
Gross unrealized (depreciation)	(21,320,896)

Net unrealized appreciation	$20,062,552

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $9,152,518, which is 0.27% of total net assets.

[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of June 30, 2016.

[9]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $3,990,000.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $813,886.

†	Fair valued security. The aggregate value of fair valued securities is $978,604, which is 0.03% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

22  /  N-Q Report June 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
BONDS – 92.97%
ASSET-BACKED SECURITIES — 6.94%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.55%	12/27/44	[2,3]	$950,000	$912,556
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.82%	01/25/35	[2,3]	776,196	695,429
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.84%	06/25/26	[2]	350,000	338,964
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.86%	02/25/35	[2]	650,000	612,754
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.64%	10/27/36	[2]	930,000	876,659
CIT Education Loan Trust, Series 2007-1, Class A
0.73%	03/25/42	[2,3]	390,814	362,253
Citibank Credit Card Issuance Trust, Series 2006-A8, Class A8
0.67%	12/17/18	[2]	2,490,000	2,488,429
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.13%	04/15/27	[2,3,4]	2,790,000	2,786,482
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.29%	04/25/35	[2]	585,260	573,455
Flatiron CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
2.01%	07/17/26	[2,3,4]	1,350,000	1,340,215
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.10%	08/27/46	[2,3]	893,280	819,200
GE Business Loan Trust, Series 2005-1A, Class A3
0.69%	06/15/33	[2,3]	323,616	298,295
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[3,4]	1,353,958	1,287,875
Higher Education Funding, Series 2014-1, Class A
1.71%	05/25/34	[2,3]	1,190,952	1,172,167
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	572,077	602,430
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	1,071,675	1,070,071
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
2.13%	04/18/26	[2,3,4]	1,200,000	1,192,570

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
Magnetite XI CLO Ltd., Series 2014-11A, Class A1 (Cayman Islands)
2.08%	01/18/27	[2,3,4]	$2,400,000	$2,394,336
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
2.13%	04/15/27	[2,3,4]	2,390,000	2,385,932
Navient Student Loan Trust, Series 2014-1, Class A3
0.96%	06/25/31	[2]	2,765,000	2,674,743
Navient Student Loan Trust, Series 2014-2, Class A
1.09%	03/25/83	[2]	2,452,422	2,336,323
Navient Student Loan Trust, Series 2014-3, Class A
1.07%	03/25/83	[2]	2,462,586	2,359,386
Navient Student Loan Trust, Series 2014-4, Class A
1.07%	03/25/83	[2]	2,315,421	2,216,136
Navient Student Loan Trust, Series 2014-8, Class A3
1.05%	05/27/31	[2]	4,710,000	4,508,110
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
0.99%	03/25/26	[2,3]	2,748,142	2,638,022
Nelnet Student Loan Trust, Series 2011-1A, Class A
1.30%	02/25/43	[2,3]	1,862,444	1,834,078
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.40%	11/25/43	[2,3]	1,370,000	1,237,272
Nelnet Student Loan Trust, Series 2015-2A, Class A2
1.05%	09/25/42	[2,3]	5,273,803	4,984,610
SLC Student Loan Trust I, Series 2002-2, Class B2
1.90%	07/01/42	[2,3]	650,000	503,604
SLC Student Loan Trust, Series 2004-1, Class B
0.92%	08/15/31	[2]	235,096	200,314
SLC Student Loan Trust, Series 2005-3, Class B
0.90%	06/15/40	[2]	922,592	764,834
SLC Student Loan Trust, Series 2008-1, Class A4A
2.25%	12/15/32	[2]	579,606	584,514
SLM Student Loan Trust, Series 2004-2, Class B
1.11%	07/25/39	[2]	271,962	230,294
SLM Student Loan Trust, Series 2004-8, Class B
1.10%	01/25/40	[2]	271,036	236,106
SLM Student Loan Trust, Series 2004-8A, Class A5
1.14%	04/25/24	[2,3]	1,668,961	1,655,097

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  23

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-4, Class A3
0.76%	01/25/27	[2]	$2,603,165	$2,484,701
SLM Student Loan Trust, Series 2005-4, Class B
0.82%	07/25/40	[2]	315,313	267,843
SLM Student Loan Trust, Series 2006-2, Class A6
0.81%	01/25/41	[2]	925,000	818,513
SLM Student Loan Trust, Series 2006-8, Class A6
0.80%	01/25/41	[2]	925,000	799,579
SLM Student Loan Trust, Series 2007-6, Class A4
1.02%	10/25/24	[2]	4,730,000	4,631,371
SLM Student Loan Trust, Series 2007-6, Class B
1.49%	04/27/43	[2]	130,613	111,501
SLM Student Loan Trust, Series 2008-2, Class B
1.84%	01/25/29	[2]	160,000	134,305
SLM Student Loan Trust, Series 2008-3, Class B
1.84%	04/25/29	[2]	160,000	134,560
SLM Student Loan Trust, Series 2008-4, Class B
2.49%	04/25/29	[2]	160,000	146,240
SLM Student Loan Trust, Series 2008-5, Class B
2.49%	07/25/29	[2]	2,210,000	2,006,972
SLM Student Loan Trust, Series 2008-6, Class A3
1.39%	01/25/19	[2]	4,002,963	3,999,104
SLM Student Loan Trust, Series 2008-6, Class B
2.49%	07/25/29	[2]	160,000	147,504
SLM Student Loan Trust, Series 2008-7, Class B
2.49%	07/25/29	[2]	160,000	142,066
SLM Student Loan Trust, Series 2008-8, Class B
2.89%	10/25/29	[2]	160,000	152,905
SLM Student Loan Trust, Series 2008-9, Class A
2.14%	04/25/23	[2]	3,827,843	3,828,789
SLM Student Loan Trust, Series 2008-9, Class B
2.89%	10/25/29	[2]	2,160,000	2,051,740
SLM Student Loan Trust, Series 2009-3, Class A
1.20%	01/25/45	[2,3]	5,067,561	4,836,378
SLM Student Loan Trust, Series 2011-2, Class A1
1.05%	11/25/27	[2]	970,908	958,546

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-2, Class A2
1.65%	10/25/34	[2]	$500,000	$493,935
SLM Student Loan Trust, Series 2012-3, Class A
1.10%	12/26/25	[2]	2,002,868	1,928,700
SLM Student Loan Trust, Series 2012-6, Class A2
0.73%	09/25/19	[2]	1,321,213	1,318,286
SLM Student Loan Trust, Series 2012-7, Class A3
1.10%	05/26/26	[2]	800,000	770,619
SLM Student Loan Trust, Series 2013-4, Class A
1.00%	06/25/27	[2]	535,146	513,537
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	415,024	410,874
Structured Receivables Finance 2 LLC, Series 2000, Class A
4.71%	04/15/48	[3]	132,050	134,287
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	668,369	784,421
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3
0.67%	12/15/17		317,605	317,411
Voya CLO Ltd., Series 2014-4A, Class A1 (Cayman Islands)
2.13%	10/14/26	[2,3,4]	2,150,000	2,145,184
Voya CLO, Series 2014-1A, Class A1 (Cayman Islands)
2.13%	04/18/26	[2,3,4]	1,210,000	1,208,964

Total Asset-Backed Securities
(Cost $91,415,248)				88,852,350

BANK LOANS — 0.23%*
Finance — 0.22%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[2]	2,795,136	2,796,534

Services — 0.01%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/38	2,4,†	176,203	172,695

Total Bank Loans
(Cost $2,961,760)				2,969,229

CORPORATES — 29.31%*
Automotive — 0.04%
General Motors Financial Co., Inc.
3.20%	07/06/21		500,000	498,767

See accompanying notes to Schedule of Portfolio Investments.

24  /  N-Q Report June 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Banking — 5.21%
Bank of America Corp.
6.00%	09/01/17		$440,000	$462,565
Bank of America Corp. (GMTN)
3.30%	01/11/23		1,500,000	1,545,976
3.50%	04/19/26		1,000,000	1,038,625
Bank of America Corp. (MTN)
1.52%	04/01/19	[2]	1,000,000	997,460
2.63%	10/19/20		1,880,000	1,911,892
4.13%	01/22/24		1,500,000	1,615,995
5.65%	05/01/18		500,000	535,234
8.68%	05/02/17	[2]	510,000	490,875
8.95%	05/18/17	[2]	410,000	394,133
9.57%	06/06/17	[2]	319,000	309,845
Bank of America N.A. (BKNT)
0.95%	06/15/17	[2]	1,350,000	1,345,774
5.30%	03/15/17		2,431,000	2,496,985
6.10%	06/15/17		1,340,000	1,398,129
Bank of New York Mellon Corp. (MTN) (The)
2.50%	04/15/21		3,155,000	3,275,251
Barclays PLC (United Kingdom)
4.38%	01/12/26	[4]	900,000	909,660
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		2,500,000	2,527,458
Capital One N.A.
2.40%	09/05/19		1,250,000	1,270,101
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.13%	12/10/20	[3,4]	975,000	975,559
Credit Suisse/New York (GMTN) (Switzerland)
1.33%	01/29/18	[2,4]	2,000,000	1,996,045
Credit Suisse/New York (Switzerland)
6.00%	02/15/18	[4]	288,000	304,383
Discover Bank
2.00%	02/21/18		2,410,000	2,420,203
Discover Bank (BKNT)
3.10%	06/04/20		1,475,000	1,508,527
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[3,4]	2,915,000	3,128,847
JPMorgan Chase & Co.
2.20%	10/22/19		2,000,000	2,033,578
2.55%	10/29/20		5,690,000	5,814,822
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	626,439
6.00%	10/01/17		500,000	528,201
Lloyds Banking Group PLC (United Kingdom)
3.10%	07/06/21	[4]	1,920,000	1,918,579
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	905,000	924,835

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland PLC (United Kingdom)
6.40%	10/21/19	[4]	$3,350,000	$3,698,909
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[4]	1,300,000	1,296,557
Santander UK PLC (United Kingdom)
1.38%	03/13/17	[4]	1,555,000	1,553,672
UBS AG/Stamford CT (GMTN) (Switzerland)
1.34%	03/26/18	[2,4]	3,000,000	3,003,765
UBS AG/Stamford CT (Switzerland)
1.23%	06/01/17	[2,4]	1,500,000	1,500,788
UBS Group Funding Jersey Ltd. (United Kingdom)
2.95%	09/24/20	[3,4]	2,500,000	2,543,629
Wells Fargo & Co.
3.00%	04/22/26		5,080,000	5,172,199
Wells Fargo Bank N.A. (BKNT)
1.65%	01/22/18		3,135,000	3,162,569

				66,638,064

Communications — 1.73%
AT&T, Inc.
1.56%	06/30/20	[2]	4,000,000	3,986,652
3.80%	03/15/22		1,500,000	1,599,474
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	[3]	2,795,000	3,006,442
4.91%	07/23/25	[3]	1,000,000	1,098,450
Comcast Corp.
2.75%	03/01/23		3,155,000	3,315,091
DISH DBS Corp.
7.75%	07/01/26	[3]	881,000	909,632
Neptune Finco Corp.
6.63%	10/15/25	[3]	200,000	211,500
Sprint Communications, Inc.
9.00%	11/15/18	[3]	1,250,000	1,332,031
T-Mobile USA, Inc.
6.63%	11/15/20		800,000	829,000
Verizon Communications, Inc.
3.45%	03/15/21		765,000	820,535
5.15%	09/15/23		4,300,000	5,018,928

				22,127,735

Consumer Discretionary — 0.62%
Anheuser-Busch InBev Finance, Inc.
3.30%	02/01/23		2,560,000	2,701,292
3.65%	02/01/26		2,450,000	2,622,299

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  25

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Molson Coors Brewing Co.
3.00%	07/15/26		$2,565,000	$2,567,986

				7,891,577

Electric — 3.33%
AEP Texas Central Co.
3.85%	10/01/25	[3]	1,800,000	1,964,051
Black Hills Corp.
2.50%	01/11/19		2,510,000	2,563,922
Dominion Resources, Inc. (STEP)
2.96%	07/01/19		1,380,000	1,407,066
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	625,000	717,302
6.40%	09/15/20	[3]	2,363,000	2,718,559
Entergy Corp.
4.00%	07/15/22		3,000,000	3,222,358
Entergy Mississippi, Inc.
3.10%	07/01/23		2,250,000	2,343,863
Exelon Corp.
1.55%	06/09/17		3,030,000	3,032,824
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,155,306
Homer City Generation LP (PIK)
8.73%	10/01/26	[5,6]	457,400	267,579
IPALCO Enterprises, Inc.
5.00%	05/01/18		1,615,000	1,699,182
Jersey Central Power & Light Co.
4.80%	06/15/18		2,025,000	2,123,723
Kansas City Power & Light Co.
3.65%	08/15/25		1,000,000	1,064,031
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		2,275,000	2,797,031
Metropolitan Edison Co.
7.70%	01/15/19		500,000	565,811
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		682,006	656,431
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		3,600,000	3,628,186
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		1,500,000	1,662,130
6.80%	09/01/18		900,000	1,002,923
Public Service Co. of New Mexico
3.85%	08/01/25		1,800,000	1,892,121
7.95%	05/15/18		475,000	528,169
Southwestern Electric Power Co.
3.55%	02/15/22		1,500,000	1,601,623
6.45%	01/15/19		1,109,000	1,234,244

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Electric (continued)
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	$1,800,000	$2,107,126
Tucson Electric Power Co.
3.85%	03/15/23		700,000	724,340

				42,679,901

Energy — 2.95%
Boardwalk Pipelines LP
4.95%	12/15/24		1,000,000	985,293
5.20%	06/01/18		1,000,000	1,017,388
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	1,700,000	1,774,210
3.51%	03/17/25	[4]	200,000	211,831
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[3]	4,000,000	4,254,536
Canadian Natural Resources Ltd. (Canada)
3.90%	02/01/25	[4]	1,000,000	992,117
Columbia Pipeline Group, Inc.
2.45%	06/01/18		3,135,000	3,146,565
Enbridge Energy Partners LP
5.88%	10/15/25		1,250,000	1,379,393
Energy Transfer Partners LP
2.50%	06/15/18		2,000,000	1,991,704
3.60%	02/01/23		2,317,000	2,223,451
3.65%	11/01/66	[2]	910,000	533,442
5.20%	02/01/22		600,000	632,863
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	1,012,851
7.90%	05/15/19	[3]	1,500,000	1,694,583
Noble Energy, Inc.
3.90%	11/15/24		600,000	615,000
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[4]	1,950,000	1,984,511
Pioneer Natural Resources Co.
3.45%	01/15/21		1,000,000	1,036,061
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	1,600,000	1,604,000
Ruby Pipeline LLC
6.00%	04/01/22	[3]	1,250,000	1,214,471
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[4]	2,450,000	2,562,894
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,301,745
TC PipeLines LP
4.65%	06/15/21		2,575,000	2,558,036
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	3,080,000	3,051,772

				37,778,717

See accompanying notes to Schedule of Portfolio Investments.

26  /  N-Q Report June 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Finance — 5.04%
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		$2,140,000	$2,333,330
Chase Capital III, Series C
1.22%	03/01/27	[2]	500,000	427,500
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,069,980
Citigroup, Inc.
1.12%	08/14/17	[2]	750,000	749,305
1.21%	08/25/36	[2]	205,000	137,690
2.33%	05/15/18	[2]	583,000	593,333
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[4]	4,793,520	4,811,239
Ford Motor Credit Co. LLC
1.60%	01/09/18	[2]	4,000,000	4,000,320
General Electric Corp. (GMTN)
3.10%	01/09/23		230,000	245,906
5.63%	05/01/18		730,000	793,611
General Electric Corp. (MTN)
1.01%	05/05/26	[2]	1,610,000	1,508,795
General Motors Financial Co., Inc.
3.00%	09/25/17		2,000,000	2,033,750
3.45%	04/10/22		1,200,000	1,199,250
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		550,000	629,364
Goldman Sachs Group, Inc. (MTN) (The)
1.45%	12/15/17	[2]	1,000,000	999,154
3.85%	07/08/24		2,775,000	2,948,532
Goldman Sachs Group, Inc. (The)
1.32%	05/22/17	[2]	1,000,000	1,000,906
2.63%	04/25/21		2,000,000	2,031,127
2.75%	09/15/20		1,635,000	1,670,535
5.95%	01/18/18		350,000	372,989
6.15%	04/01/18		1,100,000	1,185,738
International Lease Finance Corp.
7.13%	09/01/18	[3]	1,850,000	2,032,687
JPMorgan Chase Capital XIII, Series M
1.58%	09/30/34	[2]	1,070,000	862,687
JPMorgan Chase Capital XXI, Series U
1.59%	02/02/37	[2]	1,650,000	1,254,000
Morgan Stanley
1.39%	01/05/18	[2]	3,000,000	3,002,880
Morgan Stanley (GMTN)
2.38%	07/23/19		1,000,000	1,016,737
5.45%	01/09/17		2,250,000	2,301,696
6.63%	04/01/18		1,000,000	1,084,223
Morgan Stanley (MTN)
5.55%	04/27/17		1,000,000	1,034,997
6.25%	08/28/17		800,000	843,982

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Finance (continued)
Protective Life Global Funding
1.72%	04/15/19	[3]	$1,800,000	$1,811,335
2.70%	11/25/20	[3]	3,115,000	3,222,541
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[4]	8,945,896	9,080,532
Sandalwood 2013 LLC
2.90%	07/10/25		2,653,635	2,797,860
SL Green Realty Corp.
5.00%	08/15/18		1,200,000	1,258,973
Visa, Inc.
3.15%	12/14/25		2,040,000	2,174,442

				64,521,926

Food — 0.29%
Kraft Heinz Co.
1.60%	06/30/17	[3]	1,680,000	1,686,055
Kraft Heinz Foods Co.
3.00%	06/01/26	[3]	2,000,000	2,020,564

				3,706,619

Health Care — 3.52%
AbbVie, Inc.
3.60%	05/14/25		4,380,000	4,597,993
Actavis Funding SCS (Luxembourg)
3.45%	03/15/22	[4]	4,000,000	4,159,456
3.80%	03/15/25	[4]	1,250,000	1,304,635
Aetna, Inc.
1.70%	06/07/18		3,185,000	3,211,643
Amgen, Inc.
3.63%	05/15/22		3,000,000	3,233,597
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[4]	3,200,000	3,351,418
Baxalta, Inc.
2.00%	06/22/18		1,405,000	1,409,078
2.88%	06/23/20		1,400,000	1,424,093
Biogen, Inc.
3.63%	09/15/22		1,825,000	1,940,897
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,020,301
2.95%	11/01/22		500,000	512,457
Celgene Corp.
2.13%	08/15/18		2,950,000	3,000,002
Express Scripts Holding Co.
3.00%	07/15/23		2,000,000	2,005,326
Gilead Sciences, Inc.
3.65%	03/01/26		1,200,000	1,307,278
Grifols Worldwide Operations, Ltd. (Ireland)
5.25%	04/01/22	[4]	200,000	203,500

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
6.50%	02/15/20		$955,000	$1,061,291
Johnson & Johnson
2.45%	03/01/26		2,525,000	2,607,585
Mylan NV (Netherlands)
3.00%	12/15/18	[3,4]	3,000,000	3,075,749
Providence Health & Services Obligated Group
1.60%	10/01/17	[2]	1,975,000	1,980,881
Stryker Corp.
2.63%	03/15/21		2,000,000	2,070,167
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[3,4]	1,850,000	1,503,125
6.13%	04/15/25	[3,4]	150,000	121,125

				45,101,597

Industrials — 0.04%
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.38%	04/30/25	[3,4]	525,000	538,343

Information Technology — 0.60%
Apple, Inc.
3.25%	02/23/26		1,615,000	1,717,749
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%	06/15/23	[3]	3,277,000	3,404,928
Oracle Corp.
2.40%	09/15/23		2,565,000	2,572,638

				7,695,315

Insurance — 1.85%
Berkshire Hathaway, Inc.
3.13%	03/15/26		3,800,000	3,984,262
Jackson National Life Global Funding
1.88%	10/15/18	[3]	2,000,000	2,026,620
3.05%	04/29/26	[3]	1,000,000	1,013,415
Metropolitan Life Global Funding I
2.50%	12/03/20	[3]	3,000,000	3,087,234
3.88%	04/11/22	[3]	1,000,000	1,088,612
Nationwide Mutual Insurance Co.
2.94%	12/15/24	[2,3]	1,552,000	1,520,960
New York Life Global Funding
1.13%	03/01/17	[3]	1,200,000	1,203,163
1.55%	11/02/18	[3]	2,000,000	2,018,881
2.00%	04/13/21	[3]	2,000,000	2,033,086
Pricoa Global Funding I
2.55%	11/24/20	[3]	2,495,000	2,575,512

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Insurance (continued)
Principal Life Global Funding II
2.63%	11/19/20	[3]	$3,000,000	$3,100,179

				23,651,924

Real Estate Investment Trust (REIT) — 2.21%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		150,000	156,046
4.60%	04/01/22		2,000,000	2,170,994
American Campus Communities Operating Partnership LP
3.35%	10/01/20		3,000,000	3,117,675
Boston Properties LP
3.70%	11/15/18		2,000,000	2,094,970
HCP, Inc.
4.00%	12/01/22		2,250,000	2,331,471
4.25%	11/15/23		1,895,000	1,970,612
Piedmont Operating Partnership LP
3.40%	06/01/23		1,900,000	1,882,336
Regency Centers LP
5.88%	06/15/17		1,491,000	1,550,054
SL Green Realty Corp.
7.75%	03/15/20		650,000	759,804
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		1,025,000	1,046,951
VEREIT Operating Partnership LP
2.00%	02/06/17		2,445,000	2,476,785
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	2,000,000	2,006,441
2.70%	09/17/19	[3]	2,245,000	2,294,040
Welltower, Inc.
3.75%	03/15/23		1,000,000	1,037,907
4.25%	04/01/26		1,250,000	1,346,307
4.70%	09/15/17		1,000,000	1,036,751
5.25%	01/15/22		930,000	1,041,294

				28,320,438

Retail — 0.47%
CVS Health Corp.
2.88%	06/01/26		2,100,000	2,150,551
Walgreens Boots Alliance, Inc.
3.10%	06/01/23		3,840,000	3,917,023

				6,067,574

Transportation — 1.41%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,655,109	1,800,966

See accompanying notes to Schedule of Portfolio Investments.

28  /  N-Q Report June 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		$12,801	$13,092
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		508,024	542,315
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		204,876	221,266
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,605,177	2,930,824
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		2,629,644	2,996,151
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		926,212	1,057,039
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
1.00%	08/15/16	[2]	2,202	2,209
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
1.08%	11/15/16	[2]	3,892,000	3,880,811
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		1,332,401	1,526,399
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		1,014,886	1,204,542
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		508,829	552,556
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25		398,132	433,466
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		639,556	733,091
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		129,275	133,722

				18,028,449

Total Corporates (Cost $367,279,170)				375,246,946

MORTGAGE-BACKED — 18.94%**
Commercial Mortgage-Backed — 2.35%
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[3]	1,225,000	1,332,601

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[3]	$3,417,000	$3,584,523
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.32%	09/10/45	[2,3,6]	8,863,971	643,829
Commercial Mortgage Trust, Series 2012-LC4, Class A3
3.07%	12/10/44		5,021,000	5,168,133
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[3]	1,160,000	1,309,820
Commercial Mortgage Trust, Series 2014-277P, Class A
3.73%	08/10/49	[2,3]	1,265,000	1,379,501
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[3]	1,255,000	1,325,717
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/01/36	[2,3]	1,225,000	1,330,611
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[2,3]	516,997	571,160
DBRR Trust, Series 2012-EZ1, Class C
2.06%	09/25/45	[3]	682,561	680,915
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[3]	82,381	83,328
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class A4
5.43%	12/12/43		458,383	461,014
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	150,729	151,491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[3]	3,000,000	3,241,650
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[3]	35,315	35,416
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[3]	1,200,000	1,261,854
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	07/15/49		73,992	74,049
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,445,000	1,541,217

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.96%	01/13/32	[2,3]	$1,170,000	$1,291,546
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/35	[2,3]	1,285,000	1,282,526
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%	11/15/43	[3]	1,713,323	1,781,535
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,405,000	1,525,994

				30,058,430

Non-Agency Mortgage-Backed — 6.92%
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1
1.41%	09/25/34	[2]	2,358,600	2,354,192
Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class M1
0.89%	05/25/35	[2]	2,394,615	2,383,263
Ameriquest Mortgage Securities, Inc., Series 2005-R4, Class M1
0.88%	07/25/35	[2]	1,910,000	1,881,947
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.88%	07/25/35	[2]	1,440,008	1,443,104
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.43%	12/25/34	[2]	688,483	630,844
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		3,391	3,577
Banc of America Funding Trust, Series 2015-R2, Class 9A1
0.66%	03/25/37	[2,3]	2,634,601	2,547,844
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1
0.96%	10/25/35	[2]	151,440	151,789
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.88%	10/25/35	[2]	1,554,965	1,556,145
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
0.63%	05/25/36	[2,3]	151,453	134,583
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.18%	02/25/34	[2]	17,761	17,461
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.63%	03/25/37	[2]	1,023,885	1,007,177

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		$262,015	$282,018
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	214,244	230,719
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	512,852	563,111
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	107,846	113,014
Conseco Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		292,214	302,149
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		549,643	591,824
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	704,278
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.63%	08/25/34	[2]	123,650	119,697
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.65%	02/27/36	[2,3]	1,472,714	1,439,725
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,209,922	1,186,115
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
3.46%	12/25/36		696,554	486,243
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.51%	04/25/37	[2]	185,538	121,520
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
0.70%	04/25/37	[2]	2,204,668	1,476,485
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1
1.10%	05/25/35	[2]	490,361	490,655
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.63%	06/25/37	[2]	629,931	422,212
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.70%	06/25/37	[2]	1,164,096	799,896

See accompanying notes to Schedule of Portfolio Investments.

30  /  N-Q Report June 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.43%	09/25/34	[2]	$415,161	$404,168
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	80,814	81,836
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	117,254	118,923
GSAA Home Equity Trust, Series 2005-9, Class 1A1
0.73%	08/25/35	[2]	1,206,188	1,158,317
Home Loan Trust, Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		90,840	92,060
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.65%	11/20/36	[2]	768,468	768,474
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 1A
0.67%	12/25/35	[2]	4,831,735	4,793,223
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.25%	11/25/34	[2]	33,392	28,051
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.78%	06/25/37	[2]	1,287,513	938,732
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		243,306	246,589
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		64,770	65,837
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		155,927	161,727
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.31%	05/25/37	[2]	413,328	381,643
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		143,717	147,914
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		82,579	85,794
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	260,244	272,476
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.92%	01/25/34	[2]	186,716	180,912
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.87%	01/25/34	[2]	660	640

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		$535	$537
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M1
0.86%	06/25/35	[2]	1,699,031	1,701,194
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.68%	02/25/36	[2]	582,545	581,489
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.70%	10/25/32	[2]	1,654	1,630
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.61%	10/25/32	[2]	18,391	18,399
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		935,307	1,003,801
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		478,850	513,137
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		657,245	754,821
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		469,461	501,765
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		738,027	817,096
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.38%	07/25/34	[2]	1,155,874	1,122,394
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
1.25%	07/25/35	[2]	1,903,000	1,864,455
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.75%	12/25/35	[2]	5,183,652	4,995,616
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.90%	08/25/35	[2]	127,909	128,237
New Century Home Equity Loan Trust, Series 2005-3, Class M1
0.93%	07/25/35	[2]	578,672	579,326
New York Mortgage Trust, Series 2005-3, Class A1
0.69%	02/25/36	[2]	2,936,815	2,649,013
Park Place Securities, Inc., Series 2004-WCW1, Class M2
1.47%	09/25/34	[2]	1,316,449	1,320,484
Park Place Securities, Inc., Series 2005-WCW1, Class M1
0.90%	09/25/35	[2]	2,771,757	2,757,783

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  31

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
0.82%	09/25/35	[2]	$1,934,878	$1,920,353
Park Place Securities, Inc., Series 2005-WHQ2, Class M1
1.08%	05/25/35	[2]	1,753,714	1,749,559
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
0.87%	08/26/36	[2,3]	1,424,742	1,362,251
Residential Asset Mortgage Product Trust, Series 2003-SL1, Class A41
8.00%	04/25/31		29,068	31,524
Residential Asset Mortgage Products Trust, Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	2,131
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class AI5 (STEP)
6.19%	03/25/33		15,836	16,157
Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3
0.75%	01/25/36	[2]	6,381,465	6,121,209
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
2.90%	12/25/34	[2]	43,990	43,969
Residential Asset Securities Trust, Series 2005-KS11, Class AI4
0.76%	12/25/35	[2]	1,318,074	1,314,622
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.72%	02/25/36	[2]	37,361	34,213
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
0.71%	12/25/35	[2]	1,632,451	1,612,859
Soundview Home Loan Trust, Series 2006-WF2, Class A2C
0.59%	12/25/36	[2]	208,869	208,432
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
2.91%	10/25/34	[2]	2,001,176	1,918,506
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
0.93%	04/19/35	[2]	1,562,163	1,491,206
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
1.77%	02/25/36	[2]	889,229	816,147
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.28%	05/25/36	[2]	3,368,724	2,095,675
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class A3
1.05%	05/25/35	[2]	2,420,978	2,426,812

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[2,6]	$3,657	$332
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		46,147	47,107
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.76%	01/25/33	[2]	10,128	10,214
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
1.23%	10/25/45	[2]	1,864,275	1,721,387
Wells Fargo Home Equity Trust, Series 2005-1, Class M2
1.10%	04/25/35	[2]	5,915,000	5,856,830
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
0.68%	05/25/36	[2]	3,202,372	3,184,060

				88,665,635

U.S. Agency Mortgage-Backed — 9.67%
Fannie Mae Pool (TBA)
3.00%	07/25/27		1,815,000	1,903,198
3.00%	07/25/43		3,985,000	4,135,837
3.50%	07/25/42		3,250,000	3,429,512
4.00%	07/25/41		3,620,000	3,881,602
Fannie Mae Pool 253974
7.00%	08/01/31		4,300	4,747
Fannie Mae Pool 254232
6.50%	03/01/22		7,385	8,503
Fannie Mae Pool 468552
3.89%	07/01/21		1,838,616	2,026,716
Fannie Mae Pool 527247
7.00%	09/01/26		44	49
Fannie Mae Pool 545191
7.00%	09/01/31		2,847	3,197
Fannie Mae Pool 545646
7.00%	09/01/26		40	45
Fannie Mae Pool 549740
6.50%	10/01/27		11,515	13,260
Fannie Mae Pool 555284
7.50%	10/01/17		185	189
Fannie Mae Pool 606108
7.00%	03/01/31		757	788
Fannie Mae Pool 630599
7.00%	05/01/32		8,361	10,249
Fannie Mae Pool 655928
7.00%	08/01/32		4,353	5,385
Fannie Mae Pool 735207
7.00%	04/01/34		2,194	2,504

See accompanying notes to Schedule of Portfolio Investments.

32  /  N-Q Report June 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735646
4.50%	07/01/20		$2,744	$2,841
Fannie Mae Pool 735686
6.50%	12/01/22		25,333	29,162
Fannie Mae Pool 735861
6.50%	09/01/33		125,854	145,382
Fannie Mae Pool 764388
2.28%	03/01/34	[2]	34,619	36,694
Fannie Mae Pool 776708
5.00%	05/01/34		198,196	224,090
Fannie Mae Pool 817611
2.43%	11/01/35	[2]	23,390	24,999
Fannie Mae Pool 844773
2.48%	12/01/35	[2]	1,118	1,174
Fannie Mae Pool 889125
5.00%	12/01/21		137,516	144,566
Fannie Mae Pool 889184
5.50%	09/01/36		192,204	218,280
Fannie Mae Pool 890221
5.50%	12/01/33		291,370	328,409
Fannie Mae Pool 918445
5.52%	05/01/37	[2]	3,155	3,335
Fannie Mae Pool 939419
2.34%	05/01/37	[2]	77,629	82,461
Fannie Mae Pool AB3685
4.00%	10/01/41		1,642,910	1,789,351
Fannie Mae Pool AL0151
4.38%	04/01/21		5,468,256	6,099,567
Fannie Mae Pool AL0209
4.50%	05/01/41		625,450	702,434
Fannie Mae Pool AL2293
4.38%	06/01/21		4,427,201	4,947,753
Fannie Mae Pool AL6829
2.97%	05/01/27		4,012,221	4,259,807
Fannie Mae Pool AM4125
3.74%	08/01/23		2,430,000	2,685,930
Fannie Mae Pool AM7009
2.95%	11/01/24		2,595,395	2,748,578
Fannie Mae Pool AM7150
3.05%	11/01/24		1,802,937	1,940,750
Fannie Mae Pool AM7357
3.38%	12/01/29		2,375,000	2,558,893
Fannie Mae Pool AM9517
3.61%	08/01/30		2,380,000	2,627,995
Fannie Mae Pool AN0326
3.34%	11/01/30		2,008,470	2,207,378
Fannie Mae Pool AN0556
3.46%	12/01/30		2,500,623	2,707,193

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN0854
3.28%	02/01/28		$2,465,000	$2,703,752
Fannie Mae Pool BC1158
3.50%	02/01/46		1,629,944	1,721,331
Fannie Mae Pool FN0001
3.76%	12/01/20		2,793,887	3,042,556
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,504,311
Fannie Mae Pool MA1561
3.00%	09/01/33		2,712,434	2,854,413
Fannie Mae Pool MA1582
3.50%	09/01/43		2,100,671	2,234,411
Fannie Mae Pool MA1608
3.50%	10/01/33		2,666,537	2,841,424
Fannie Mae REMICS, Series 1989-25, Class G
6.00%	06/25/19		791	825
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		53	56
Fannie Mae REMICS, Series 1993-80, Class S
10.32%	05/25/23	[2]	6,450	7,509
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		157,255	183,731
Fannie Mae REMICS, Series 2007-64, Class FA
0.92%	07/25/37	[2]	144,156	145,638
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
5.62%	11/25/36	[2]	2,160,320	415,018
Fannie Mae Trust, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[2]	18,171,374	272,151
Freddie Mac Gold Pool A25162
5.50%	05/01/34		229,765	261,766
Freddie Mac Gold Pool A33262
5.50%	02/01/35		70,216	81,002
Freddie Mac Gold Pool A68781
5.50%	10/01/37		13,393	15,467
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,537,979	1,651,164
Freddie Mac Gold Pool C90504
6.50%	12/01/21		961	1,089
Freddie Mac Gold Pool E01279
5.50%	01/01/18		481	494
Freddie Mac Gold Pool E90474
6.00%	07/01/17		714	724

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  33

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G01548
7.50%	07/01/32		$454,056	$576,940
Freddie Mac Gold Pool G01644
5.50%	02/01/34		156,664	177,506
Freddie Mac Gold Pool G02366
6.50%	10/01/36		119,653	139,632
Freddie Mac Gold Pool G07849
3.50%	05/01/44		2,318,979	2,481,658
Freddie Mac Gold Pool G08686
3.00%	01/01/46		1,855,476	1,925,789
Freddie Mac Gold Pool G08692
3.00%	02/01/46		726,146	753,664
Freddie Mac Gold Pool G08693
3.50%	02/01/46		2,835,545	2,996,391
Freddie Mac Gold Pool G08694
4.00%	02/01/46		3,719,780	3,985,418
Freddie Mac Gold Pool G08697
3.00%	03/01/46		1,145,398	1,188,820
Freddie Mac Gold Pool G08698
3.50%	03/01/46		4,375,979	4,624,900
Freddie Mac Gold Pool G08699
4.00%	03/01/46		1,526,046	1,642,049
Freddie Mac Gold Pool G08701
3.00%	04/01/46		2,082,909	2,161,820
Freddie Mac Gold Pool G08706
3.50%	05/01/46		1,352,102	1,429,347
Freddie Mac Gold Pool G11707
6.00%	03/01/20		1,098	1,143
Freddie Mac Gold Pool G12393
5.50%	10/01/21		137,076	146,967
Freddie Mac Gold Pool G12909
6.00%	11/01/22		209,506	230,621
Freddie Mac Gold Pool G13032
6.00%	09/01/22		117,260	127,521
Freddie Mac Gold Pool G60238
3.50%	10/01/45		6,578,564	7,031,140
Freddie Mac Gold Pool G60344
4.00%	12/01/45		1,126,412	1,223,405
Freddie Mac Gold Pool J06246
5.50%	10/01/21		49,697	53,128
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		972,708	1,043,533
Freddie Mac Gold Pool Q20178
3.50%	07/01/43		1,329,970	1,433,169
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A3
1.08%	07/25/20	[2]	868,859	872,452

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		$1,505,000	$1,661,856
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	19,591
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		59,032	66,963
Freddie Mac REMICS, Series 3460, Class SA (IO)
5.77%	06/15/38	[2]	2,170,514	399,685
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.18%	04/15/42	[2]	2,012,006	403,580
Ginnie Mae I Pool 782810
4.50%	11/15/39		1,432,317	1,606,936
Ginnie Mae II Pool (TBA)
3.50%	07/01/32		2,375,000	2,520,654
Ginnie Mae II Pool 80968
1.88%	07/20/34	[2]	37,624	38,934
Ginnie Mae II Pool MA3174
4.00%	10/20/45		1,754,533	1,876,048
Ginnie Mae II Pool MA3596
3.00%	04/20/46		820,143	858,234
Ginnie Mae II Pool MA3597
3.50%	04/20/46		3,246,350	3,450,641
Ginnie Mae, Series 2004-8, Class SE
13.39%	11/26/23	[2]	49,733	61,212
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		962,396	961,627
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.83%	11/06/17	[2]	633,967	634,178
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.99%	03/09/21	[2]	480,355	480,110
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.86%	02/06/20	[2]	654,743	655,612

				123,824,509

Total Mortgage-Backed
(Cost $235,433,719)				242,548,574

MUNICIPAL BONDS — 0.15%*
New York — 0.15%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,201,420

See accompanying notes to Schedule of Portfolio Investments.

34  /  N-Q Report June 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp.
3.20%	03/15/22		$700,000	$757,988

				1,959,408

Total Municipal Bonds
(Cost $1,821,580)				1,959,408

U.S. TREASURY SECURITIES — 37.40%
U.S. Treasury Bonds — 1.13%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.25%	01/15/25	[7]	8,682,325	8,821,885
0.38%	07/15/25	[7]	5,422,999	5,584,389

U.S. Treasury Notes — 36.27%
U.S. Treasury Notes
0.75%	10/31/17		127,460,000	127,798,566
0.75%	02/28/18		43,800,000	43,930,888
1.00%	12/31/17		64,920,000	65,340,747
1.13%	06/30/21		90,645,000	91,130,091
1.38%	05/31/21		90,650,000	92,296,571
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	07/15/24	[7]	6,222,177	6,288,573
U.S. Treasury Notes (WI)
1.63%	05/15/26		37,185,000	37,641,111

Total U.S. Treasury Securities
(Cost $474,487,832)				478,832,821

Total Bonds – 92.97%
(Cost $1,173,399,309)				1,190,409,328

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 8.97%

Foreign Government Obligations — 2.12%
Japan Treasury Discount Bill, Series 600 (Japan)
0.00%[8]	07/11/16	[4]	700,000,000	6,823,591
Japan Treasury Discount Bill, Series 601 (Japan)
0.00%[8]	07/19/16	[4]	690,000,000	6,726,474
Japan Treasury Discount Bill, Series 603 (Japan)
0.00%[8]	07/25/16	[4]	690,000,000	6,726,743

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Foreign Government Obligations (continued)
Japan Treasury Discount Bill, Series 604 (Japan)
0.00%[8]	08/01/16	[4]	$700,000,000	$6,824,574

				27,101,382

Money Market Funds — 2.31%
Dreyfus Cash Management Fund
0.25%[9,10]			1,320,000	1,320,000
Morgan Stanley Institutional Liquidity Fund
0.27%[9]			28,265,000	28,265,000

				29,585,000

U.S. Agency Discount Notes — 3.43%
Federal Home Loan Bank
0.48%[8]	10/19/16		14,000,000	13,985,825
Freddie Mac
0.39%[8]	11/07/16		30,000,000	29,960,220

				43,946,045

U.S. Treasury Bills — 1.11%
U.S. Treasury Bills
0.23%[8]	09/29/16	[11]	74,000	73,951
0.24%[8]	09/15/16	[11]	220,000	219,907
0.28%[8]	10/06/16		7,000,000	6,995,238
0.33%[8]	07/21/16	[11]	485,000	484,952
0.42%[8]	08/18/16		3,500,000	3,498,975
U.S. Treasury Bills (WI)
0.25%[8]	08/11/16		3,000,000	2,999,337

				14,272,360

Total Short-Term Investments
(Cost $113,197,383)				114,904,787

Total Investments – 101.94%
(Cost $1,286,596,692)[1]				1,305,314,115

Liabilities in Excess of Other Assets – (1.94)%				(24,830,106)

Net Assets – 100.00%				$1,280,484,009

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  35

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 07/11/16 at 102.56 Counterparty: JPMorgan Securities LLC
USD $	6,495,254	JPY 700,000,000	$ (330,349)
Forward currency contract to sell Japanese Yen on 07/19/16 at 102.53 Counterparty: JPMorgan Securities LLC
USD $	6,335,855	JPY 690,000,000	(393,907)
Forward currency contract to sell Japanese Yen on 07/25/16 at 102.51 Counterparty: Barclay’s Capital
USD $	6,307,545	JPY 690,000,000	(423,469)
Forward currency contract to sell Japanese Yen on 08/01/16 at 102.49 Counterparty: JPMorgan Securities LLC
USD $	6,311,822	JPY 700,000,000	(518,228)

Net unrealized (depreciation)			$(1,665,953)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
213	U.S. Treasury Two Year Note,
	Expiration September 2016	$ 308,948
604	U.S. Treasury Five Year Note,
	Expiration September 2016	936,480

	Net unrealized appreciation	$1,245,428

Notes:

[1]	Cost for federal income tax purposes is $1,286,657,425 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$23,674,820
Gross unrealized (depreciation)	(5,018,130)

Net unrealized appreciation	$18,656,690

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $911,740, which is 0.07% of total net assets.

[7]	Inflation protected security. Principal amount reflects original security face amount.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of June 30, 2016.

[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,320,000.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $713,815.

†	Fair valued security. The aggregate value of fair valued securities is $957,116, which is 0.07% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

36  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.93%
ASSET-BACKED SECURITIES — 6.57%**
A Voce CLO Ltd. (Cayman Islands)
2.09%	07/15/26	[2,3,4]	$12,000	$11,856
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.55%	12/27/44	[3,4]	13,850,000	13,304,099
Access Group, Inc., Series 2001, Class 2A1
1.02%	05/25/29	[3]	2,176,919	2,062,901
American Money Management Corp., Series 2013-13A, Class A1L (Cayman Islands)
2.09%	01/26/26	[2,3,4]	500,000	498,205
American Money Management Corp., Series 2015-16A, Class A1 (Cayman Islands)
2.13%	04/14/27	[2,3,4]	80,380,000	79,957,282
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.73%	04/15/25	[2,3,4]	500,000	494,250
Avery Point CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
2.16%	04/25/26	[2,3,4]	500,000	498,785
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.73%	11/14/33	[2,3,4]	279,287	261,831
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.73%	04/20/25	[2,3,4]	1,000,000	989,621
Babson CLO Ltd., Series 2014-3A, Class A (Cayman Islands)
2.08%	01/15/26	[2,3,4]	26,250,000	26,172,615
Babson CLO Ltd., Series 2015-IA, Class A (Cayman Islands)
2.06%	04/20/27	[2,3,4]	74,000,000	73,549,340
Ballyrock CLO LLC, Series 2014-1, Class A1 (Cayman Islands)
2.11%	10/20/26	[2,3,4]	90,980,000	90,259,711
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.82%	01/25/35	[3,4]	2,905,645	2,603,300
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.75%	04/25/35	[3,4]	6,044,818	5,443,818
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.68%	12/25/36	[3,4]	199,759	164,563
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.67%	03/25/37	[3,4]	6,684,634	5,822,183
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.69%	07/25/37	[3,4]	1,734,092	1,436,430

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Betony CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
2.14%	04/15/27	[2,3,4]	$35,000,000	$34,812,190
BlueMountain CLO Ltd., Series 2012-2A, Class A1 (Cayman Islands)
2.06%	11/20/24	[2,3,4]	500,000	499,986
BlueMountain CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
2.16%	04/30/26	[2,3,4]	500,000	498,937
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.75%	09/26/22	[3]	8,969	8,948
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
0.79%	03/26/29	[3]	10,000,000	9,644,000
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.86%	02/25/35	[3]	13,390,000	12,622,726
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.68%	11/25/33	[3]	16,050,000	15,526,906
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
1.49%	07/25/29	[3]	2,455,810	2,425,780
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.64%	10/27/36	[3]	24,361,000	22,963,764
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
1.15%	12/26/35	[3]	79,227	77,713
Cent CLO 21 Ltd., Series 2104-21A, Class A1B (Cayman Islands)
2.02%	07/27/26	[2,3,4]	500,000	493,105
Chase Issuance Trust, Series 2012-A10, Class A10
0.70%	12/16/19	[3]	61,790,000	61,809,921
CIFC Funding Ltd., Series 2012-2A, Class A1R (Cayman Islands)
2.03%	12/05/24	[2,3,4]	500,000	497,717
CIT Education Loan Trust, Series 2007-1, Class A
0.73%	03/25/42	[3,4]	28,968,794	26,851,778
CIT Education Loan Trust, Series 2007-1, Class B
0.94%	06/25/42	[3,4]	20,294,903	16,996,543
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2
1.60%	01/23/20	[3]	13,595,000	13,796,778
Clear Creek CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
2.08%	04/20/27	[2,3,4]	26,550,000	26,335,476
College Loan Corp. Trust, Series 2005-2, Class B
1.12%	01/15/37	[3]	4,454,557	3,727,622

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  37

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Dryden 33 Senior Loan Fund, Series 2014-33A, Class A (Cayman Islands)
2.11%	07/15/26[2,3,4]	$4,000,000	$3,993,476
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.13%	04/15/27[2,3,4]	43,810,000	43,754,756
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A (Cayman Islands)
2.01%	01/15/25[2,3,4]	24,100,000	24,038,384
Eaton Vance CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
2.08%	07/15/26[2,3,4]	41,055,000	40,881,543
Education Loan Asset-Backed Trust, Series 2013-1, Class A1
1.25%	06/25/26[3,4]	11,098,021	10,979,508
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
1.25%	04/26/32[3,4]	12,740,000	11,881,182
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.29%	04/25/35[3]	45,020	44,112
Educational Funding of the South, Inc., Series 2012-1, Class A
1.50%	03/25/36[3]	25,419,532	25,094,289
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
1.80%	03/25/36[3,4]	16,085,000	15,871,345
Flagship CLO VIII Ltd., Series 2014-8A, Class A (Cayman Islands)
2.19%	01/16/26[2,3,4]	114,760,000	113,194,100
Flatiron CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
2.01%	07/17/26[2,3,4]	26,395,000	26,203,689
Ford Credit Auto Owner Trust, Series 2012-C, Class A4
0.79%	11/15/17	5,183	5,183
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
0.89%	05/25/36[3]	25,000,000	22,185,168
GE Business Loan Trust, Series 2005-1A, Class A3
0.69%	06/15/33[3,4]	4,640,651	4,277,546
GE Business Loan Trust, Series 2005-2A, Class A
0.68%	11/15/33[3,4]	9,992,808	9,533,103
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29[2,4]	71,978,042	68,464,966
Goal Capital Funding Trust, Series 2005-2, Class A3
0.83%	05/28/30[3]	19,026,575	18,743,656
Goal Capital Funding Trust, Series 2005-2, Class B
1.19%	11/25/44[3]	12,908,433	11,165,348

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust, Series 2006-1, Class A3
0.78%	11/25/26[3]	$5,581	$5,548
Goal Capital Funding Trust, Series 2006-1, Class B
1.11%	08/25/42[3]	3,655,708	3,260,476
Goal Structured Solutions Trust, Series 2015-1, Class A
1.10%	09/25/41[3,4]	146,433,605	137,798,693
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
1.79%	04/25/25[2,3,4]	6,560,000	6,477,669
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3
0.67%	11/21/17	21,567,725	21,561,960
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2
0.82%	07/23/18	126,767,180	126,728,262
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73[4]	973,385	1,025,031
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73[4]	58,108,093	58,021,093
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
2.13%	04/18/26[2,3,4]	12,500	12,423
Limerock CLO III Ltd., Series 2014-3A, Class A1 (Cayman Islands)
2.16%	10/20/26[2,3,4]	90,000,000	89,443,890
Magnetite IX CLO Ltd., Series 2014-9A, Class A1 (Cayman Islands)
2.06%	07/25/26[2,3,4]	12,000	11,975
Magnetite XI CLO Ltd., Series 2014-11A, Class A1 (Cayman Islands)
2.08%	01/18/27[2,3,4]	35,305,000	35,221,680
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
2.13%	04/15/27[2,3,4]	13,090,000	13,067,721
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.60%	10/25/27[3]	5,973,836	5,950,500
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.59%	12/27/27[3]	486,373	485,312
Navient Student Loan Trust, Series 2014-1, Class A2
0.76%	03/27/23[3]	2,750,000	2,737,856
Navient Student Loan Trust, Series 2014-1, Class A3
0.96%	06/25/31[3]	1,175,000	1,136,645
Navient Student Loan Trust, Series 2014-2, Class A
1.09%	03/25/83[3]	94,395,337	89,926,634

See accompanying notes to Schedule of Portfolio Investments.

38  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-3, Class A
1.07%	03/25/83[3]	$97,449,826	$93,365,986
Navient Student Loan Trust, Series 2014-4, Class A
1.07%	03/25/83[3]	151,530,996	145,033,324
Navient Student Loan Trust, Series 2014-5, Class A
1.07%	03/25/83[3]	124,833,903	119,533,992
Navient Student Loan Trust, Series 2014-6, Class A
1.06%	03/25/83[3]	123,695,715	118,234,759
Navient Student Loan Trust, Series 2014-7, Class A
1.06%	03/25/83[3]	126,420,989	120,708,461
Navient Student Loan Trust, Series 2015-1, Class A2
1.05%	04/25/40[3]	199,400,000	190,540,558
Navient Student Loan Trust, Series 2015-2, Class A1
0.73%	11/25/24[3]	19,430,852	19,379,055
Navient Student Loan Trust, Series 2015-2, Class A3
1.02%	11/26/40[3]	98,255,000	93,296,974
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.03%	02/25/36[3,4]	10,125,000	8,958,768
Nelnet Student Loan Trust, Series 2006-1, Class A6
1.11%	08/23/36[3,4]	12,500,000	11,471,414
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
0.99%	03/25/26[3,4]	60,732,508	58,298,914
Nelnet Student Loan Trust, Series 2008-3, Class A4
2.31%	11/25/24[3]	2,520,000	2,543,162
Nelnet Student Loan Trust, Series 2014-2A, Class A1
0.72%	06/25/21[3,4]	2,957,519	2,946,392
Nelnet Student Loan Trust, Series 2014-3A, Class A
1.03%	06/25/41[3,4]	38,389,401	36,817,509
Nelnet Student Loan Trust, Series 2014-5A, Class A
1.00%	07/25/41[3,4]	116,863,241	111,328,984
Nelnet Student Loan Trust, Series 2015-1A, Class A
1.04%	04/25/41[3,4]	212,863,899	199,962,208
Nelnet Student Loan Trust, Series 2015-2A, Class A2
1.05%	09/25/42[3,4]	293,068,508	276,997,877
Nelnet Student Loan Trust, Series 2015-3A, Class A2
1.05%	02/26/46[3,4]	9,265,000	9,020,532

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2015-3A, Class A3
1.35%	06/25/49	[3,4]	$13,095,000	$11,811,528
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A2A
1.05%	04/15/19		98,355,000	98,559,652
Nissan Auto Receivables Owner Trust, Series 2012-B, Class A4
0.66%	12/17/18		17,899	17,893
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A
0.87%	11/15/18		35,056,358	35,064,111
North Carolina State Education Authority, Series 2011-1, Class A3
1.54%	10/25/41	[3]	24,545,000	23,965,652
North Carolina State Education Authority, Series 2011-2, Class A2
1.44%	07/25/25	[3]	8,226	8,090
Northstar Education Finance, Inc., Series 2007-1, Class A1
0.01%	04/28/30	[3]	10,000	9,632
Northstar Education Finance, Inc., Series 2007-1, Class A2
0.01%	01/29/46	[3]	42,780,000	39,424,063
Northwoods Capital Corp., Series 2014-11A, Class A (Cayman Islands)
2.23%	04/15/25	[2,3,4]	500,000	495,116
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
2.06%	11/20/23	[2,3,4]	500,000	499,999
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B(Cayman Islands)
0.92%	08/25/21	[2,3]	136,130	134,377
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A (Cayman Islands)
2.15%	04/15/26	[2,3,4]	500,000	499,884
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.60%	10/01/37	[3]	16,955,000	16,251,479
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,5,†	13,004,312	11,834,305
Panthera Aviation, Series 2013-2
10.00%	03/20/24	3,5,†	15,944,679	14,191,232
PHEAA Student Loan Trust, Series 2015-1A, Class A
1.05%	10/25/41	[3,4]	244,888,470	233,097,469
Race Point VII CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
2.05%	11/08/24	[2,3,4]	500,000	498,233
Red River CLO Ltd., Series 2001A, Class A (Cayman Islands)
0.91%	07/27/18	[2,3,4]	477	476

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  39

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Series 2012-B, Class A2
1.55%	03/28/46[3,4]	$38,825,000	$37,449,067
SLC Student Loan Trust I, Series 2002-2, Class B2
1.90%	07/01/42[3,4]	24,150,000	18,710,840
SLC Student Loan Trust, Series 2005-3, Class B
0.90%	06/15/40[3]	498,698	413,424
SLC Student Loan Trust, Series 2006-1, Class A6
0.81%	12/15/38[3]	9,495,000	7,974,814
SLC Student Loan Trust, Series 2006-1, Class B
0.86%	03/15/39[3]	133,627	111,448
SLC Student Loan Trust, Series 2006-2, Class A6
0.81%	09/15/39[3]	16,000,000	13,606,545
SLC Student Loan Trust, Series 2008-1, Class A4A
2.25%	12/15/32[3]	25,317,189	25,531,583
SLM Student Loan Trust, Series 2003-11, Class A5
0.70%	12/15/22[3,4]	32,132,968	31,875,455
SLM Student Loan Trust, Series 2003-11, Class A6
1.40%	12/15/25[3,4]	16,265,000	15,692,401
SLM Student Loan Trust, Series 2003-4, Class A5E
1.40%	03/15/33[3,4]	8,350,462	7,798,233
SLM Student Loan Trust, Series 2004-1, Class A4
0.90%	10/27/25[3]	2,810,000	2,654,917
SLM Student Loan Trust, Series 2004-10, Class A5A
1.04%	04/25/23[3,4]	3,604,873	3,601,291
SLM Student Loan Trust, Series 2004-10, Class A5B
1.04%	04/25/23[3,4]	1,876,748	1,875,698
SLM Student Loan Trust, Series 2004-5A, Class A5
1.24%	10/25/23[3,4]	6,624,316	6,596,606
SLM Student Loan Trust, Series 2004-8, Class B
1.10%	01/25/40[3]	1,688,081	1,470,531
SLM Student Loan Trust, Series 2004-8A, Class A5
1.14%	04/25/24[3,4]	89,364,953	88,622,571
SLM Student Loan Trust, Series 2005-4, Class B
0.82%	07/25/40[3]	11,948,053	10,149,287
SLM Student Loan Trust, Series 2005-5, Class A5
1.39%	10/25/40[3]	60,000	54,575

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-6, Class B
0.93%	01/25/44[3]	$13,298,658	$11,377,111
SLM Student Loan Trust, Series 2005-8, Class A4
1.39%	01/25/28[3]	5,160,000	5,120,548
SLM Student Loan Trust, Series 2006-10, Class B
0.86%	03/25/44[3]	16,224,605	13,373,440
SLM Student Loan Trust, Series 2006-2, Class A6
0.81%	01/25/41[3]	42,655,000	37,744,492
SLM Student Loan Trust, Series 2006-5, Class A5
0.75%	01/25/27[3]	111,794,484	109,936,197
SLM Student Loan Trust, Series 2006-7, Class A5
0.74%	01/27/25[3]	26,995,031	26,749,675
SLM Student Loan Trust, Series 2006-8, Class A6
0.80%	01/25/41[3]	32,855,000	28,400,168
SLM Student Loan Trust, Series 2006-9, Class A5
0.74%	01/26/26[3]	4,000,000	3,917,515
SLM Student Loan Trust, Series 2007-1, Class A5
0.73%	01/26/26[3]	22,150,000	21,581,680
SLM Student Loan Trust, Series 2007-1, Class B
0.86%	01/27/42[3]	6,613,764	5,521,116
SLM Student Loan Trust, Series 2007-3, Class A4
0.70%	01/25/22[3]	3,160,000	2,939,648
SLM Student Loan Trust, Series 2007-6, Class A4
1.02%	10/25/24[3]	43,820,000	42,906,278
SLM Student Loan Trust, Series 2007-6, Class B
1.49%	04/27/43[3]	6,194,308	5,287,925
SLM Student Loan Trust, Series 2008-2, Class B
1.84%	01/25/29[3]	38,874,000	32,631,174
SLM Student Loan Trust, Series 2008-3, Class A3
1.64%	10/25/21[3]	34,689	33,853
SLM Student Loan Trust, Series 2008-3, Class B
1.84%	04/25/29[3]	1,750,000	1,471,745
SLM Student Loan Trust, Series 2008-4, Class A4
2.29%	07/25/22[3]	4,203,000	4,208,797
SLM Student Loan Trust, Series 2008-4, Class B
2.49%	04/25/29[3]	4,384,000	4,006,980

See accompanying notes to Schedule of Portfolio Investments.

40  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-5, Class A4
2.34%	07/25/23[3]	$30,889,759	$30,924,436
SLM Student Loan Trust, Series 2008-5, Class B
2.49%	07/25/29[3]	32,444,000	29,463,443
SLM Student Loan Trust, Series 2008-6, Class B
2.49%	07/25/29[3]	31,644,000	29,172,664
SLM Student Loan Trust, Series 2008-7, Class B
2.49%	07/25/29[3]	17,346,000	15,401,687
SLM Student Loan Trust, Series 2008-8, Class A4
2.14%	04/25/23[3]	6,445,000	6,444,396
SLM Student Loan Trust, Series 2008-8, Class B
2.89%	10/25/29[3]	545,000	520,834
SLM Student Loan Trust, Series 2008-9, Class A
2.14%	04/25/23[3]	226,304,118	226,360,037
SLM Student Loan Trust, Series 2008-9, Class B
2.89%	10/25/29[3]	31,675,000	30,087,433
SLM Student Loan Trust, Series 2009-3, Class A
1.20%	01/25/45[3,4]	265,766,395	253,642,132
SLM Student Loan Trust, Series 2012-1, Class A2
0.90%	11/25/20[3]	13,547,707	13,514,987
SLM Student Loan Trust, Series 2012-2, Class A
1.15%	01/25/29[3]	21,557,344	20,731,301
SLM Student Loan Trust, Series 2012-3, Class A
1.10%	12/26/25[3]	48,260,935	46,473,784
SLM Student Loan Trust, Series 2012-6, Class A2
0.73%	09/25/19[3]	12,209,698	12,182,647
SLM Student Loan Trust, Series 2012-7, Class A2
0.73%	09/25/19[3]	4,296,652	4,266,463
SLM Student Loan Trust, Series 2013-3, Class A2
0.75%	05/26/20[3]	8,102,573	8,059,748
SLM Student Loan Trust, Series 2013-6, Class A3
1.10%	06/26/28[3]	30,335,000	29,704,587
SLM Student Loan Trust, Series 2014-2, Class A2
0.80%	10/25/21[3]	27,102,074	26,964,990
SoFi Professional Loan Program LLC, Series 2014-A, Class A1
2.05%	06/25/25[3,4]	7,079,270	7,074,627

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
South Carolina Student Loan Corp., Series 2006-1, Class A2
0.01%	12/01/22[3]	$11,010,333	$10,947,636
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40[4]	11,865,930	11,747,271
Spirit Master Funding LLC, Series 2014-2A, Class A
5.76%	03/20/42[4]	7,949,373	8,297,159
Vermont Student Assistance Corp., Series 2012-1, Class A
1.15%	07/28/34[3]	6,969,582	6,789,366
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
2.11%	04/18/27[2,3,4]	15,610,000	15,583,510
Wachovia Student Loan Trust, Series 2006-1, Class A6
0.81%	04/25/40[3,4]	20,000	17,486

Total Asset-Backed Securities
(Cost $5,334,926,650)			5,176,877,714

BANK LOANS — 0.20%*
Communications — 0.07%
Nexstar Broadcasting, Inc., Term Loan
0.00%	01/27/17[3,5]	52,190,000	52,190,000

Electric — 0.02%
Dynegy, Inc., Term Loan B, 1st Lien
LIBOR plus 4.00%	06/27/23[3]	13,660,000	13,476,478

Energy — 0.00%
Drillships Financing Holding, Term Loan B1, 1st Lien
LIBOR plus 5.00%	03/31/21[3]	2,439,299	973,280

Finance — 0.06%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21[3]	49,009,581	49,034,086

Health Care — 0.02%
HCA, Inc., Term Loan B4
LIBOR plus 2.75%	05/01/18[3]	15,499,848	15,534,335

Industrials — 0.02%
TransDigm, Inc., Term Loan F, 1st Lien
LIBOR plus 3.00%	06/09/23[3]	6,842,105	6,755,142
TransDigm, Inc., Term Loan F-DD, 1st Lien
LIBOR plus 3.00%	06/09/23[3]	6,157,895	6,079,628

			12,834,770

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Services — 0.01%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/382,3,†	$11,967,094	$11,728,853

Total Bank Loans
(Cost $157,742,149)			155,771,802

CORPORATES — 21.87%*
Automotive — 0.11%
General Motors Co.
5.00%	04/01/35	4,825,000	4,820,045
5.20%	04/01/45	4,775,000	4,748,236
6.60%	04/01/36	28,125,000	32,502,246
6.75%	04/01/46	5,000	5,952
General Motors Financial Co., Inc.
2.40%	05/09/19	27,960,000	28,057,049
3.20%	07/06/21	18,095,000	18,050,396

			88,183,924

Banking — 4.10%
Bank of America Corp.
2.00%	01/11/18	50,000	50,338
3.88%	03/22/17	1,250,000	1,273,506
5.63%	10/14/16	2,605,000	2,638,213
5.70%	01/24/22	40,285,000	46,699,097
5.75%	12/01/17	37,170,000	39,355,633
7.63%	06/01/19	405,000	469,070
Bank of America Corp. (GMTN)
3.30%	01/11/23	20,050,000	20,664,553
3.50%	04/19/26	51,721,000	53,718,729
6.40%	08/28/17	42,148,000	44,469,994
Bank of America Corp. (MTN)
1.32%	12/01/26[3]	14,400,000	12,309,149
1.70%	08/25/17	2,500,000	2,510,968
2.63%	10/19/20	93,770,000	95,360,714
3.88%	08/01/25	72,205,000	76,742,723
4.00%	04/01/24	50,575,000	54,068,468
4.13%	01/22/24	74,917,000	80,710,332
5.00%	05/13/21	78,235,000	87,693,455
5.00%	01/21/44	11,770,000	13,682,776
5.63%	07/01/20	22,293,000	25,103,166
5.65%	05/01/18	37,195,000	39,816,068
6.88%	04/25/18	15,915,000	17,385,769
8.68%	05/02/17[3]	5,800,000	5,582,500
8.95%	05/18/17[3]	5,990,000	5,758,187
9.57%	06/06/17[3]	12,113,000	11,765,357
Bank of America N.A. (BKNT)
0.95%	06/15/17[3]	51,120,000	50,959,994
5.30%	03/15/17	190,633,000	195,807,352

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
6.10%	06/15/17	$97,869,000	$102,114,552
Bank of New York Mellon Corp. (MTN) (The)
1.35%	03/06/18	750,000	754,708
Bank One Corp.
8.00%	04/29/27	2,500,000	3,394,788
Bank One Corp. (STEP)
8.53%	03/01/19	1,810,000	2,109,749
Barclays PLC (United Kingdom)
3.65%	03/16/25[2]	9,660,000	9,298,634
4.38%	01/12/26[2]	17,025,000	17,207,738
Capital One Bank USA N.A. (BKNT)
1.15%	11/21/16	6,250,000	6,252,019
2.15%	11/21/18	11,602,000	11,729,427
2.25%	02/13/19	30,712,000	31,184,258
Capital One Financial Corp.
2.45%	04/24/19	300,000	305,184
3.20%	02/05/25	700,000	705,669
Capital One N.A.
2.35%	08/17/18	11,080,000	11,249,834
2.40%	09/05/19	17,050,000	17,324,181
Citigroup, Inc.
1.80%	02/05/18	5,810,000	5,836,087
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.13%	12/10/20[2,4]	30,465,000	30,482,456
Credit Suisse/New York (GMTN) (Switzerland)
1.33%	01/29/18[2,3]	64,525,000	64,397,402
Credit Suisse/New York (MTN) (Switzerland)
3.63%	09/09/24[2]	6,500,000	6,765,443
Credit Suisse/New York (Switzerland)
6.00%	02/15/18[2]	18,692,000	19,755,313
Discover Bank
2.00%	02/21/18	14,255,000	14,315,348
2.60%	11/13/18	50,370,000	51,136,692
4.20%	08/08/23	10,900,000	11,539,122
7.00%	04/15/20	9,000,000	10,255,901
Discover Bank (BKNT)
3.10%	06/04/20	60,207,000	61,575,535
3.20%	08/09/21	6,970,000	7,166,073
8.70%	11/18/19	3,676,000	4,349,168
First Chicago NBD Institutional Capital I
1.19%	02/01/27[3]	6,455,000	5,369,850
HBOS PLC (EMTN) (United Kingdom)
1.33%	09/30/16[2]	17,625,000	17,602,969
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18[2,4]	115,294,000	123,752,083
JPMorgan Chase & Co.
1.59%	01/23/20[3]	15,000,000	15,045,135
2.20%	10/22/19	47,150,000	47,941,601

See accompanying notes to Schedule of Portfolio Investments.

42  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
2.55%	10/29/20		$158,480,000	$161,956,576
2.70%	05/18/23		55,450,000	55,815,970
2.75%	06/23/20		33,300,000	34,332,333
3.15%	07/05/16		208,000	208,014
3.20%	01/25/23		18,750,000	19,421,747
3.63%	05/13/24		4,750,000	5,048,989
3.90%	07/15/25		7,290,000	7,879,214
4.25%	10/15/20		10,525,000	11,474,102
4.25%	10/01/27		12,780,000	13,551,989
4.50%	01/24/22		345,000	380,047
4.63%	05/10/21		47,450,000	52,949,147
5.60%	07/15/41		4,942,000	6,312,340
6.30%	04/23/19		170,000	191,399
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		1,678,000	1,751,941
6.00%	10/01/17		134,487,000	142,072,336
Lloyds Banking Group PLC (United Kingdom)
3.10%	07/06/21	[2]	114,755,000	114,670,081
4.58%	12/10/25	[2,4]	2,100,000	2,107,168
4.65%	03/24/26	[2]	7,387,000	7,463,293
Macquarie Bank Ltd. (Australia)
1.27%	10/27/17	[2,3,4]	89,760,000	89,593,226
1.60%	10/27/17	[2,4]	20,000,000	20,025,220
6.63%	04/07/21	[2,4]	4,728,000	5,471,336
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[2]	20,000,000	20,438,350
Royal Bank of Scotland PLC (United Kingdom)
5.13%	05/28/24	[2]	1,100,000	1,075,274
6.00%	12/19/23	[2]	20,200,000	20,587,153
6.40%	10/21/19	[2]	40,075,000	44,248,891
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[2]	69,390,000	69,206,221
UBS AG/Stamford CT (GMTN) (Switzerland)
1.34%	03/26/18	[2,3]	80,250,000	80,350,714
1.80%	03/26/18	[2]	62,275,000	62,841,204
UBS AG/Stamford CT (Switzerland)
1.23%	06/01/17	[2,3]	33,900,000	33,917,797
1.38%	06/01/17	[2]	40,540,000	40,587,310
UBS Group Funding Jersey Ltd. (United Kingdom)
2.95%	09/24/20	[2,4]	3,990,000	4,059,631
4.13%	09/24/25	[2,4]	21,600,000	22,435,920
Wells Fargo & Co.
2.50%	03/04/21		128,360,000	131,623,848
3.00%	04/22/26		190,865,000	194,329,104
5.38%	11/02/43		16,807,000	19,500,658

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co. (GMTN)
1.50%	01/16/18		$220,000	$221,282
4.90%	11/17/45		690,000	756,898
Wells Fargo & Co. (MTN)
2.55%	12/07/20		10,000	10,277
3.30%	09/09/24		5,895,000	6,219,631
Wells Fargo Bank N.A. (BKNT)
1.65%	01/22/18		29,910,000	30,173,029

				3,230,772,690

Communications — 1.91%
21st Century Fox America, Inc.
4.75%	09/15/44		5,800,000	6,439,937
4.95%	10/15/45		37,155,000	42,321,997
5.40%	10/01/43		6,105,000	7,118,125
6.15%	03/01/37		6,730,000	8,362,209
6.15%	02/15/41		7,700,000	9,649,116
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,4]	15,835,000	15,557,887
Altice U.S. Finance I Corp.
5.38%	07/15/23	[4]	31,934,000	31,814,247
AT&T, Inc.
1.56%	06/30/20	[3]	16,863,000	16,806,728
2.45%	06/30/20		48,000,000	49,051,488
3.40%	05/15/25		8,315,000	8,502,387
3.80%	03/15/22		9,029,000	9,627,767
4.13%	02/17/26		75,590,000	81,359,860
4.35%	06/15/45		17,875,000	17,388,366
4.50%	05/15/35		50,000,000	51,191,325
4.75%	05/15/46		42,590,000	43,823,577
4.80%	06/15/44		30,630,000	31,576,605
5.00%	03/01/21		2,000,000	2,241,848
5.65%	02/15/47		9,825,000	11,295,134
CBS Corp.
4.00%	01/15/26		4,822,000	5,158,344
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%	02/15/26	[4]	13,265,000	13,696,113
5.88%	04/01/24	[4]	15,318,000	15,930,720
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp.
6.38%	09/15/20	[4]	6,739,000	6,856,932
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	[4]	2,630,000	2,828,959
4.91%	07/23/25	[4]	1,460,000	1,603,737
6.38%	10/23/35	[4]	51,600,000	61,329,180
6.48%	10/23/45	[4]	133,770,000	160,343,410

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Comcast Corp.
2.75%	03/01/23		$34,775,000	$36,539,548
3.60%	03/01/24		600,000	658,557
4.40%	08/15/35		17,230,000	19,473,467
4.60%	08/15/45		7,800,000	9,003,306
CSC Holdings LLC
6.75%	11/15/21		4,216,000	4,310,860
8.63%	02/15/19		8,975,000	9,922,940
DISH DBS Corp.
6.75%	06/01/21		13,121,000	13,629,439
7.75%	07/01/26	[4]	41,339,000	42,682,518
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	16,584,000	10,613,760
7.25%	04/01/19	[2]	4,500,000	3,307,500
Level 3 Financing, Inc.
5.13%	05/01/23		4,994,000	4,962,787
5.38%	08/15/22		22,649,000	22,960,424
5.63%	02/01/23		12,010,000	12,167,691
LIN Television Corp.
5.88%	11/15/22		1,500,000	1,515,000
Neptune Finco Corp.
6.63%	10/15/25	[4]	36,444,000	38,539,530
10.88%	10/15/25	[4]	3,500,000	3,981,250
Numericable-SFR SA (France)
7.38%	05/01/26	[2,4]	5,130,000	5,078,700
SBA Telecommunications, Inc.
5.75%	07/15/20		4,103,000	4,246,605
Sinclair Television Group, Inc.
5.88%	03/15/26	[4]	1,548,000	1,582,830
Sirius XM Radio, Inc.
4.25%	05/15/20	[4]	1,470,000	1,492,745
5.75%	08/01/21	[4]	8,000,000	8,330,000
Softbank Group Corp. (Japan)
4.50%	04/15/20	[2,4]	1,000,000	1,034,350
Sprint Communications, Inc.
9.00%	11/15/18	[4]	75,007,000	79,929,334
TCI Communications, Inc.
7.13%	02/15/28		3,700,000	5,152,722
Time Warner Cable, Inc.
4.50%	09/15/42		5,000,000	4,715,610
Time Warner Entertainment Co. LP
8.38%	03/15/23		1,400,000	1,809,570
T-Mobile USA, Inc.
6.25%	04/01/21		6,800,000	7,140,000
6.50%	01/15/24		6,587,000	6,957,519
6.50%	01/15/26		10,060,000	10,638,450
6.54%	04/28/20		1,655,000	1,706,735
6.63%	04/28/21		9,768,000	10,244,190
6.73%	04/28/22		39,324,000	41,451,428

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Univision Communications, Inc.
5.13%	05/15/23	[4]	$1,360,000	$1,356,600
Verizon Communications, Inc.
2.18%	09/15/16	[3]	2,000,000	2,005,247
3.85%	11/01/42		15,905,000	15,062,305
4.40%	11/01/34		27,795,000	28,749,536
4.52%	09/15/48		37,387,000	39,098,913
4.60%	04/01/21		1,200,000	1,348,911
4.67%	03/15/55		6,800,000	6,908,732
4.86%	08/21/46		113,635,000	123,877,491
5.05%	03/15/34		8,260,000	9,205,375
5.15%	09/15/23		91,236,000	106,489,975
5.85%	09/15/35		14,080,000	17,090,522
6.25%	04/01/37		2,680,000	3,369,201
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[2,4]	4,089,000	3,976,553
5.50%	01/15/25	[2,4]	2,050,000	2,019,250
5.50%	08/15/26	[2,4]	3,886,000	3,808,280

				1,502,022,254

Consumer Discretionary — 0.59%
Anheuser-Busch InBev Finance, Inc.
3.30%	02/01/23		30,507,000	32,190,742
3.65%	02/01/26		162,623,000	174,059,625
3.70%	02/01/24		1,250,000	1,349,559
4.70%	02/01/36		59,735,000	67,054,628
4.90%	02/01/46		17,786,000	20,912,485
Churchill Downs, Inc.
5.38%	12/15/21	[4]	10,719,000	11,174,557
5.38%	12/15/21		940,000	964,675
DS Services of America, Inc.
10.00%	09/01/21	[4]	31,871,000	35,934,553
Hanesbrands, Inc.
4.63%	05/15/24	[4]	5,584,000	5,608,430
4.88%	05/15/26	[4]	10,891,000	10,938,648
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%	10/15/21		16,907,000	17,510,833
Molson Coors Brewing Co.
3.00%	07/15/26		16,195,000	16,213,851
4.20%	07/15/46		45,280,000	45,715,277
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
4.13%	07/15/21	[3,4]	3,800,000	3,819,000
5.75%	10/15/20		12,799,000	13,262,964
Spectrum Brands, Inc.
5.75%	07/15/25		9,418,000	9,854,053

				466,563,880

See accompanying notes to Schedule of Portfolio Investments.

44  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Products — 0.02%
Newell Brands, Inc.
3.15%	04/01/21		$5,730,000	$5,975,889
3.85%	04/01/23		11,820,000	12,556,892

				18,532,781

Electric — 1.59%
Alabama Power Capital Trust V
3.75%	10/01/42	[3]	290,000	255,731
American Transmission Systems, Inc.
5.00%	09/01/44	[4]	10,915,000	12,118,219
Appalachian Power Co.
4.45%	06/01/45		17,930,000	19,443,857
Berkshire Hathaway Energy Co.
4.50%	02/01/45		24,040,000	27,098,176
Cleco Corporate Holdings LLC
3.74%	05/01/26	[4]	16,825,000	17,331,476
Cleco Power LLC
6.65%	06/15/18		17,887,000	19,428,842
Commonwealth Edison Co.
3.65%	06/15/46		22,845,000	23,403,926
Dominion Resources, Inc. (STEP)
4.10%	04/01/21		29,165,000	30,196,201
Duke Energy Carolinas LLC
3.75%	06/01/45		35,725,000	37,796,711
4.00%	09/30/42		14,845,000	16,053,034
4.25%	12/15/41		28,843,000	32,396,746
Duke Energy Corp.
1.63%	08/15/17		400,000	402,224
Duke Energy Indiana, Inc., Series UUU
4.20%	03/15/42		7,700,000	8,443,273
Duke Energy Indiana, Inc., Series WWW
4.90%	07/15/43		7,000,000	8,418,578
Duke Energy Progress LLC
4.10%	05/15/42		8,915,000	9,780,192
4.15%	12/01/44		10,900,000	12,039,050
4.20%	08/15/45		16,475,000	18,397,357
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[4]	2,000,000	2,295,366
6.25%	08/15/35		42,000	47,180
6.40%	09/15/20	[4]	33,464,000	38,499,305
Dynegy, Inc.
5.88%	06/01/23		18,891,000	16,718,535
7.38%	11/01/22		1,000,000	970,000
Entergy Corp.
4.00%	07/15/22		17,822,000	19,142,958
5.13%	09/15/20		10,210,000	11,197,807
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		17,500,000	18,983,564

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Texas, Inc.
7.13%	02/01/19		$35,000	$39,581
Eversource Energy, Series H
3.15%	01/15/25		9,500,000	9,925,647
Exelon Corp.
1.55%	06/09/17		8,735,000	8,743,142
3.40%	04/15/26		11,965,000	12,470,805
4.45%	04/15/46		28,705,000	30,762,045
FirstEnergy Transmission LLC
4.35%	01/15/25	[4]	25,530,000	27,220,260
5.45%	07/15/44	[4]	63,750,000	70,007,910
Florida Power & Light Co.
3.80%	12/15/42		5,300,000	5,753,256
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	17,066	17,151
FPL Energy Wind Funding LLC
6.88%	06/27/17	[4]	134,952	128,204
GenOn Americas Generation LLC
8.50%	10/01/21	[5]	13,271,000	10,633,389
9.13%	05/01/31		10,514,000	8,148,350
Homer City Generation LP (PIK)
8.14%	10/01/19	[5,6]	13,274,266	7,765,446
8.73%	10/01/26	[5,7]	54,115,382	31,657,498
Indiana Michigan Power Co., Series K
4.55%	03/15/46		12,600,000	14,015,818
Indianapolis Power & Light Co.
4.70%	09/01/45	[4]	3,000,000	3,442,167
IPALCO Enterprises, Inc.
5.00%	05/01/18		7,500,000	7,890,939
ITC Holdings Corp.
3.65%	06/15/24		5,650,000	5,931,607
Jersey Central Power & Light Co.
4.30%	01/15/26	[4]	5,450,000	5,834,715
4.70%	04/01/24	[4]	9,798,000	10,757,822
6.40%	05/15/36		8,900,000	10,668,661
Kansas City Power & Light Co.
3.65%	08/15/25		15,195,000	16,167,959
6.38%	03/01/18		4,320,000	4,652,359
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		75,000	92,210
Metropolitan Edison Co.
3.50%	03/15/23	[4]	11,725,000	12,121,075
4.00%	04/15/25	[4]	9,850,000	10,394,727
7.70%	01/15/19		14,000	15,843
MidAmerican Energy Co.
3.50%	10/15/24		13,474,000	14,764,998
4.25%	05/01/46		33,420,000	37,897,745
4.40%	10/15/44		8,875,000	10,280,197
4.80%	09/15/43		11,300,000	13,768,089

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		$8,836,850	$8,505,468
Nevada Power Co.
5.45%	05/15/41		600,000	763,173
NextEra Energy Capital Holdings, Inc.
1.59%	06/01/17		12,940,000	12,974,395
2.30%	04/01/19		7,190,000	7,330,191
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		24,226,000	24,415,677
Niagara Mohawk Power Corp.
3.51%	10/01/24	[4]	6,000,000	6,472,236
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		16,683,000	18,486,207
5.25%	09/30/40		9,938,000	12,468,046
5.30%	06/01/42		24,358,000	30,469,130
PacifiCorp
3.35%	07/01/25		7,200,000	7,793,345
Pennsylvania Electric Co.
4.15%	04/15/25	[4]	6,100,000	6,231,719
Potomac Electric Power Co.
4.15%	03/15/43		50,000,000	54,441,800
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,412,935
Public Service Co. of New Mexico
3.85%	08/01/25		10,000,000	10,511,784
5.35%	10/01/21		5,320,000	5,923,028
7.95%	05/15/18		41,187,000	45,797,226
Public Service Electric & Gas Co. (MTN)
3.65%	09/01/42		7,215,000	7,632,987
4.15%	11/01/45		24,175,000	27,610,485
Public Service Electric & Gas Co., Series K
4.05%	05/01/45		15,770,000	17,841,074
Puget Energy, Inc.
6.00%	09/01/21		3,494,000	4,071,017
Southern California Edison Co., Series C
3.60%	02/01/45		10,475,000	10,910,739
Southern Co. (The)
1.85%	07/01/19		49,925,000	50,529,996
Southwestern Electric Power Co.
6.20%	03/15/40		5,060,000	6,322,045
6.45%	01/15/19		28,760,000	32,007,982
Southwestern Electric Power Co., Series J
3.90%	04/01/45		33,886,000	33,670,502
Texas-New Mexico Power Co.
6.95%	04/01/43	[4]	35,000	47,625
Tucson Electric Power Co.
3.85%	03/15/23		85,000	87,956

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Virginia Electric & Power Co., Series A
3.15%	01/15/26		$3,285,000	$3,483,100

				1,255,039,791

Energy — 1.57%
Anadarko Petroleum Corp.
4.50%	07/15/44		27,421,000	25,280,764
Arch Coal, Inc.[8]
7.00%	06/15/19	[9]	14,345,000	242,072
Boardwalk Pipelines LP
4.95%	12/15/24		90,845,000	89,508,988
5.20%	06/01/18		10,819,000	11,007,121
5.75%	09/15/19		7,000,000	7,254,491
5.88%	11/15/16		2,430,000	2,463,862
5.95%	06/01/26		23,235,000	24,519,258
BP Capital Markets PLC (United Kingdom)
1.85%	05/05/17	[2]	500,000	502,600
3.06%	03/17/22	[2]	11,653,000	12,161,688
3.25%	05/06/22	[2]	10,000,000	10,503,030
3.51%	03/17/25	[2]	24,172,000	25,601,919
3.54%	11/04/24	[2]	23,633,000	24,956,649
3.56%	11/01/21	[2]	19,700,000	21,168,700
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[4]	23,400,000	24,889,036
4.50%	03/10/46	[4]	24,650,000	28,070,767
Canadian Natural Resources Ltd. (Canada)
3.90%	02/01/25	[2]	10,630,000	10,546,204
Chesapeake Energy Corp.
5.75%	03/15/23		8,145,000	5,253,525
6.63%	08/15/20		5,823,000	4,119,772
6.88%	11/15/20		5,000,000	3,500,000
Devon Energy Corp.
4.75%	05/15/42		11,800,000	10,552,575
5.60%	07/15/41		3,590,000	3,480,045
5.85%	12/15/25		18,419,000	20,354,266
El Paso LLC (GMTN)
7.80%	08/01/31		3,000,000	3,374,046
Enbridge Energy Partners LP
5.88%	10/15/25		28,730,000	31,703,957
7.38%	10/15/45		54,430,000	66,407,659
Energy Transfer Partners LP
3.60%	02/01/23		38,070,000	36,532,924
3.65%	11/01/66	[3]	75,473,000	44,242,273
4.65%	06/01/21		1,328,000	1,372,634
4.75%	01/15/26		16,500,000	17,000,412
4.90%	03/15/35		6,490,000	5,866,233
5.15%	03/15/45		44,825,000	41,808,950
5.20%	02/01/22		7,933,000	8,367,506
5.50%	06/01/27		57,619,000	54,449,955

See accompanying notes to Schedule of Portfolio Investments.

46  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
5.95%	10/01/43		$52,360,000	$50,764,853
6.13%	12/15/45		2,685,000	2,796,801
6.50%	02/01/42		2,000,000	2,096,356
Enterprise Products Operating LLC
4.90%	05/15/46		6,885,000	7,449,742
Exxon Mobil Corp.
2.73%	03/01/23		45,000,000	46,952,573
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[4]	19,050,000	21,521,204
Kinder Morgan Energy Partners LP
5.00%	10/01/21		2,000,000	2,120,332
NGPL Pipe Co. LLC
7.12%	12/15/17	[4]	17,310,000	18,132,225
Noble Energy, Inc.
5.05%	11/15/44		34,650,000	35,019,473
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		2,407,000	2,641,803
Pioneer Natural Resources Co.
3.45%	01/15/21		22,081,000	22,877,263
3.95%	07/15/22		8,578,000	8,986,467
4.45%	01/15/26		1,749,000	1,916,236
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%	03/01/22		11,895,000	12,757,524
Rockies Express Pipeline LLC
5.63%	04/15/20	[4]	15,000,000	15,037,500
6.00%	01/15/19	[4]	10,559,000	10,849,372
6.85%	07/15/18	[4]	26,996,000	28,278,310
Ruby Pipeline LLC
6.00%	04/01/22	[4]	41,730,000	40,543,908
Sabine Pass LNG LP
7.50%	11/30/16	[4]	19,323,000	19,685,306
7.50%	11/30/16		12,052,000	12,277,975
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[2]	17,910,000	18,735,275
4.38%	05/11/45	[2]	21,509,000	23,311,558
4.55%	08/12/43	[2]	4,075,000	4,529,118
Spectra Energy Partners LP
4.50%	03/15/45		43,788,000	43,763,917
TC PipeLines LP
4.38%	03/13/25		36,050,000	35,779,499
Tennessee Gas Pipeline Co. LLC
7.63%	04/01/37		40,000	43,491
8.38%	06/15/32		5,224,000	5,926,811
Texas Eastern Transmission LP
2.80%	10/15/22	[4]	29,272,000	29,003,722
Trans-Canada Pipelines Ltd. (Canada)
6.35%	05/15/67	[2,3]	85,000	60,350
Williams Cos., Inc. (The)
7.88%	09/01/21		4,538,000	4,901,040

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Williams Partners LP
3.60%	03/15/22		$31,559,000	$29,935,353
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,175,000	2,111,029

				1,237,870,267

Finance — 3.88%
Alta Wind Holdings LLC
7.00%	06/30/35	[4,5]	12,342,642	12,963,996
American Express Bank FSB (BKNT)
6.00%	09/13/17		8,100,000	8,547,116
American Express Credit Corp. (MTN)
2.80%	09/19/16		7,375,000	7,406,558
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		4,330,000	4,600,666
6.40%	10/02/17		49,984,000	53,114,598
7.25%	02/01/18		16,445,000	17,930,658
Chase Capital II, Series B
1.14%	02/01/27	[3]	19,035,000	16,036,988
Chase Capital III, Series C
1.22%	03/01/27	[3]	10,900,000	9,319,500
Chase Capital VI
1.26%	08/01/28	[3]	19,340,000	16,197,250
CIT Group, Inc.
4.25%	08/15/17		9,633,000	9,825,660
6.63%	04/01/18	[4]	6,632,000	7,013,340
Citigroup Capital III
7.63%	12/01/36		7,438,000	9,527,937
Citigroup, Inc.
1.12%	08/14/17	[3]	5,355,000	5,350,036
1.20%	03/10/17	[3]	4,345,000	4,346,803
1.21%	08/25/36	[3]	84,199,000	56,552,865
1.30%	11/15/16		15,030,000	15,040,168
1.35%	03/10/17		31,282,000	31,330,471
1.36%	11/24/17	[3]	46,230,000	46,283,581
1.55%	08/14/17		27,685,000	27,782,645
1.60%	07/25/16	[3]	36,535,000	36,551,240
1.70%	07/25/16		23,527,000	23,538,912
1.75%	05/01/18		17,650,000	17,720,559
2.15%	07/30/18		19,250,000	19,474,417
2.50%	09/26/18		8,500,000	8,672,032
4.50%	01/14/22		265,000	291,541
5.50%	09/13/25		10,000,000	11,229,920
5.85%	08/02/16		100,155,000	100,533,931
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,810,921
Discover Financial Services
3.85%	11/21/22		10,899,000	11,084,534
5.20%	04/27/22		4,515,000	4,959,050

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Ford Motor Credit Co. LLC
1.60%	01/09/18	[3]	$45,075,000	$45,078,606
2.15%	01/09/18		3,000,000	3,028,786
2.24%	06/15/18		10,000,000	10,113,341
2.55%	10/05/18		4,370,000	4,446,827
3.34%	03/18/21		28,085,000	29,187,603
8.00%	12/15/16		83,732,000	86,264,935
GE Capital International Funding Co. (Ireland)
3.37%	11/15/25	[2,4]	16,409,000	17,829,117
4.42%	11/15/35	[2,4]	90,799,000	102,043,185
General Electric Corp. (GMTN)
3.10%	01/09/23		18,369,000	19,639,345
5.63%	05/01/18		295,000	320,706
6.15%	08/07/37		4,121,000	5,744,390
6.88%	01/10/39		6,086,000	9,262,527
General Electric Corp. (MTN)
1.01%	05/05/26	[3]	57,410,000	53,801,187
1.11%	08/15/36	[3]	13,220,000	11,113,367
4.38%	09/16/20		30,715,000	34,329,526
5.88%	01/14/38		7,586,000	10,239,269
General Electric Corp., Series A (MTN)
6.75%	03/15/32		3,984,000	5,600,333
General Motors Financial Co., Inc.
3.00%	09/25/17		52,050,000	52,928,344
3.10%	01/15/19		54,080,000	55,296,800
3.45%	04/10/22		937,000	936,414
4.38%	09/25/21		10,000,000	10,572,000
4.75%	08/15/17		47,107,000	48,902,954
Goldman Sachs Group, Inc. (GMTN) (The)
2.38%	01/22/18		38,810,000	39,353,689
5.38%	03/15/20		60,000	66,796
7.50%	02/15/19		21,655,000	24,779,795
Goldman Sachs Group, Inc. (MTN) (The)
1.45%	12/15/17	[3]	19,550,000	19,533,461
2.27%	11/29/23	[3]	16,783,000	16,749,590
3.85%	07/08/24		123,639,000	131,370,641
Goldman Sachs Group, Inc. (The)
1.32%	05/22/17	[3]	19,100,000	19,117,305
1.80%	04/23/20	[3]	26,625,000	26,515,505
2.63%	04/25/21		11,655,000	11,836,391
2.88%	02/25/21		58,750,000	60,223,450
3.75%	02/25/26		2,824,000	2,966,995
4.75%	10/21/45		39,641,000	43,997,031
5.15%	05/22/45		2,700,000	2,802,847
5.25%	07/27/21		38,000,000	42,981,933
5.75%	10/01/16		3,606,000	3,646,757
5.95%	01/18/18		59,215,000	63,104,360
6.15%	04/01/18		31,176,000	33,605,982

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
6.75%	10/01/37		$9,500,000	$11,754,530
Goldman Sachs Group, Inc., Series D (The)
6.00%	06/15/20		9,510,000	10,860,891
International Lease Finance Corp.
6.75%	09/01/16	[4]	85,525,000	86,112,984
7.13%	09/01/18	[4]	114,768,000	126,101,340
JPMorgan Chase Capital XIII, Series M
1.58%	09/30/34	[3]	4,238,000	3,416,887
JPMorgan Chase Capital XXI, Series U
1.59%	02/02/37	[3]	136,025,000	103,379,000
JPMorgan Chase Capital XXIII
1.63%	05/15/47	[3]	93,909,000	70,666,522
KKR Group Finance Co. III LLC
5.13%	06/01/44	[4]	28,980,000	29,349,466
Morgan Stanley
1.39%	01/05/18	[3]	81,335,000	81,413,082
4.75%	03/22/17		15,372,000	15,756,008
5.75%	01/25/21		15,333,000	17,538,353
Morgan Stanley (GMTN)
2.38%	07/23/19		24,305,000	24,711,784
2.50%	04/21/21		97,248,000	98,375,785
3.70%	10/23/24		28,819,000	30,373,338
3.88%	01/27/26		7,245,000	7,702,441
4.00%	07/23/25		47,700,000	51,154,482
5.45%	01/09/17		24,765,000	25,334,001
5.50%	07/24/20		56,988,000	64,005,787
6.63%	04/01/18		57,670,000	62,527,140
7.30%	05/13/19		22,604,000	25,988,113
Morgan Stanley (MTN)
1.08%	10/18/16	[3]	20,365,000	20,377,473
5.55%	04/27/17		19,290,000	19,965,092
5.63%	09/23/19		23,511,000	26,233,914
5.75%	10/18/16		19,210,000	19,478,790
5.95%	12/28/17		42,764,000	45,493,156
6.25%	08/28/17		33,780,000	35,637,157
Morgan Stanley, Series F
3.88%	04/29/24		6,367,000	6,826,876
Pipeline Funding Co. LLC
7.50%	01/15/30	[4]	30,229,938	33,377,327
Protective Life Global Funding
2.70%	11/25/20	[4]	32,195,000	33,306,484
Raymond James Financial, Inc.
8.60%	08/15/19		8,453,000	10,014,751
SL Green Realty Corp.
5.00%	08/15/18		32,299,000	33,886,318
Visa, Inc.
3.15%	12/14/25		61,575,000	65,632,977

				3,053,122,232

See accompanying notes to Schedule of Portfolio Investments.

48  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food — 0.26%
Kraft Heinz Co.
1.60%	06/30/17	[4]	$58,692,000	$58,903,526
5.20%	07/15/45	[4]	26,987,000	31,825,135
Kraft Heinz Foods Co.
3.00%	06/01/26	[4]	18,100,000	18,286,104
4.38%	06/01/46	[4]	67,893,000	71,529,010
TreeHouse Foods, Inc.
6.00%	02/15/24	[4]	19,150,000	20,394,750

				200,938,525

Health Care — 2.91%
AbbVie, Inc.
1.75%	05/06/16		4,463,000	4,493,067
1.80%	05/14/18		69,585,000	70,105,357
2.30%	05/14/21		14,000,000	14,186,116
2.90%	11/06/22		14,000,000	14,295,274
3.20%	05/14/26		10,090,000	10,204,969
4.45%	05/14/46		90,198,000	91,993,941
4.50%	05/14/35		31,399,000	32,920,344
4.70%	05/14/45		31,397,000	33,438,993
Actavis Funding SCS (Luxembourg)
3.00%	03/12/20	[2]	17,430,000	17,964,508
3.45%	03/15/22	[2]	5,200,000	5,407,293
3.80%	03/15/25	[2]	171,805,000	179,314,253
4.55%	03/15/35	[2]	58,985,000	60,808,167
4.75%	03/15/45	[2]	77,256,000	81,445,207
Aetna, Inc.
1.70%	06/07/18		50,400,000	50,821,609
1.90%	06/07/19		55,000,000	55,753,970
3.20%	06/15/26		55,700,000	57,407,082
4.25%	06/15/36		36,295,000	37,623,724
4.38%	06/15/46		36,195,000	37,806,671
Amgen, Inc.
3.63%	05/15/22		5,312,000	5,725,622
4.40%	05/01/45		4,423,000	4,518,383
4.66%	06/15/51	[4]	20,497,000	21,565,341
Ascension Health
3.95%	11/15/46		25,690,000	27,740,098
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[2]	49,573,000	51,918,695
Baxalta, Inc.
2.88%	06/23/20		28,810,000	29,305,791
4.00%	06/23/25		3,047,000	3,188,005
5.25%	06/23/45		38,226,000	41,573,986
Baylor Scott & White Holdings
4.19%	11/15/45		27,090,000	30,618,578
Biogen, Inc.
5.20%	09/15/45		12,440,000	14,035,741

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Catholic Health Initiatives
2.95%	11/01/22		$24,505,000	$25,115,505
Celgene Corp.
2.88%	08/15/20		10,750,000	11,127,658
3.88%	08/15/25		60,456,000	64,607,574
4.63%	05/15/44		4,690,000	4,897,275
5.00%	08/15/45		99,631,000	110,194,825
Centene Corp.
4.75%	05/15/22		3,051,000	3,123,461
5.63%	02/15/21	[4]	22,019,000	23,009,855
6.13%	02/15/24	[4]	4,282,000	4,568,252
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		24,736,000	24,675,397
5.13%	07/15/24		18,190,000	18,462,850
5.75%	08/15/22		14,675,000	15,408,750
Express Scripts Holding Co.
3.00%	07/15/23		21,500,000	21,557,255
3.40%	03/01/27		28,032,000	28,058,518
4.80%	07/15/46		18,265,000	18,271,210
Forest Laboratories LLC
5.00%	12/15/21	[4]	11,870,000	13,257,306
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[4]	11,188,000	11,621,535
4.75%	10/15/24	[4]	7,690,000	7,978,375
5.75%	02/15/21	[4]	3,107,000	3,464,305
Gilead Sciences, Inc.
3.25%	09/01/22		19,133,000	20,463,661
4.50%	02/01/45		4,620,000	5,032,961
4.75%	03/01/46		7,775,000	8,862,995
Grifols Worldwide Operations, Ltd. (Ireland)
5.25%	04/01/22	[2]	11,064,000	11,257,620
HCA, Inc.
4.25%	10/15/19		9,790,000	10,230,550
4.75%	05/01/23		10,175,000	10,426,195
5.00%	03/15/24		27,739,000	28,779,212
5.25%	04/15/25		20,770,000	21,756,575
5.88%	03/15/22		6,237,000	6,798,330
6.50%	02/15/20		14,162,000	15,738,231
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[4]	720,000	742,050
Johnson & Johnson
2.45%	03/01/26		48,211,000	49,787,837
3.55%	03/01/36		52,415,000	56,900,288
3.70%	03/01/46		27,920,000	31,363,681
Medtronic, Inc.
4.63%	03/15/45		1,826,000	2,155,762
Memorial Sloan-Kettering, Series 2015
4.20%	07/01/55		1,233,000	1,399,007

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Merck & Co., Inc.
3.70%	02/10/45		$215,000	$225,973
Mylan NV (Netherlands)
2.50%	06/07/19	[2,4]	52,335,000	52,807,611
New York and Presbyterian Hospital (The)
4.02%	08/01/45		26,320,000	28,677,153
North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		40,000	43,671
6.15%	11/01/43		27,980,000	38,362,175
Novartis Capital Corp.
4.00%	11/20/45		92,279,000	104,894,416
NYU Hospitals Center, Series 13, Class A
5.75%	07/01/43		6,040,000	7,946,466
Quintiles Transnational Corp.
4.88%	05/15/23	[4]	15,191,000	15,523,303
RegionalCare Hospital Partners Holdings, Inc.
8.25%	05/01/23	[4]	940,000	968,200
Stryker Corp.
2.63%	03/15/21		36,000,000	37,263,006
4.63%	03/15/46		25,000,000	28,104,750
Tenet Healthcare Corp.
4.15%	06/15/20	[3]	30,906,000	30,674,205
4.38%	10/01/21		2,000,000	1,992,500
4.50%	04/01/21		4,240,000	4,293,000
6.00%	10/01/20		13,925,000	14,760,500
Trinity Health Corp.
4.13%	12/01/45		17,833,000	20,032,758
UnitedHealth Group, Inc.
3.75%	07/15/25		14,835,000	16,303,836
4.63%	07/15/35		15,765,000	18,340,701
Valeant Pharmaceuticals International
6.75%	08/15/21	[4]	9,000,000	7,717,500
7.25%	07/15/22	[4]	2,550,000	2,199,885
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[2,4]	4,912,000	3,969,510
5.63%	12/01/21	[2,4]	17,860,000	14,823,800
5.88%	05/15/23	[2,4]	39,450,000	32,053,125
6.13%	04/15/25	[2,4]	36,781,000	29,700,657
WellCare Health Plans, Inc.
5.75%	11/15/20		2,117,000	2,196,387

				2,291,150,734

Industrials — 0.09%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.65%	12/15/19	[2,3,4]	27,055,000	27,224,094
3.88%	05/15/21	[2,3,4]	7,451,000	7,525,510

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Ball Corp.
4.00%	11/15/23		$405,000	$399,431
Clean Harbors, Inc.
5.13%	06/01/21		3,178,000	3,259,357
General Electric Co.
4.50%	03/11/44		20,283,000	23,515,502
Standard Industries, Inc.
5.13%	02/15/21	[4]	1,000,000	1,031,875
5.50%	02/15/23	[4]	4,000,000	4,120,000
TransDigm, Inc.
6.38%	06/15/26	[4]	6,381,000	6,373,024

				73,448,793

Information Technology — 0.82%
Apple, Inc.
3.25%	02/23/26		25,065,000	26,659,677
4.38%	05/13/45		17,230,000	18,643,153
4.65%	02/23/46		52,190,000	59,170,412
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	[4]	13,135,000	13,464,886
5.45%	06/15/23	[4]	26,398,000	27,428,525
6.02%	06/15/26	[4]	46,420,000	48,481,094
8.35%	07/15/46	[4]	13,550,000	14,609,556
First Data Corp.
5.00%	01/15/24	[4]	66,057,000	66,469,856
5.38%	08/15/23	[4]	7,425,000	7,567,931
Microsoft Corp.
3.75%	02/12/45		86,215,000	87,838,601
4.45%	11/03/45		67,631,000	76,347,317
MSCI, Inc.
5.25%	11/15/24	[4]	724,000	743,910
5.75%	08/15/25	[4]	4,497,000	4,688,122
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,4]	18,590,000	18,915,325
Oracle Corp.
2.40%	09/15/23		12,575,000	12,612,447
2.65%	07/15/26		99,895,000	100,054,832
4.00%	07/15/46		60,215,000	60,543,172
4.13%	05/15/45		4,800,000	4,960,310

				649,199,126

Insurance — 1.31%
Berkshire Hathaway Finance Corp.
4.30%	05/15/43		7,200,000	7,962,125
4.40%	05/15/42		57,751,000	64,886,540
Berkshire Hathaway, Inc.
2.75%	03/15/23		75,000,000	77,561,700
3.13%	03/15/26		62,239,000	65,256,969
4.50%	02/11/43		35,870,000	40,820,239

See accompanying notes to Schedule of Portfolio Investments.

50  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Farmers Exchange Capital
7.05%	07/15/28	[4]	$10,634,000	$12,930,391
7.20%	07/15/48	[4]	18,265,000	22,316,351
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	69,710,000	73,710,378
Farmers Exchange Capital III
5.45%	10/15/54	[3,4]	69,560,000	66,255,900
Guardian Life Global Funding
2.00%	04/26/21	[4]	10,350,000	10,487,236
Jackson National Life Global Funding
1.88%	10/15/18	[4]	55,605,000	56,345,103
2.25%	04/29/21	[4]	65,000,000	65,882,375
2.60%	12/09/20	[4]	10,240,000	10,580,439
3.05%	04/29/26	[4]	80,685,000	81,767,430
MassMutual Global Funding II
2.00%	04/15/21	[4]	8,250,000	8,364,704
Metropolitan Life Global Funding I
1.50%	01/10/18	[4]	14,800,000	14,901,604
1.88%	06/22/18	[4]	23,650,000	23,932,544
2.50%	12/03/20	[4]	61,960,000	63,761,673
3.88%	04/11/22	[4]	23,935,000	26,055,928
Nationwide Mutual Insurance Co.
2.94%	12/15/24	[3,4]	18,949,000	18,570,020
New York Life Global Funding
1.55%	11/02/18	[4]	32,050,000	32,352,568
2.00%	04/13/21	[4]	24,750,000	25,159,443
Pricoa Global Funding I
1.60%	05/29/18	[4]	24,825,000	25,006,334
2.20%	06/03/21	[4]	32,450,000	33,009,146
2.55%	11/24/20	[4]	17,155,000	17,708,583
Principal Life Global Funding II
3.00%	04/18/26	[4]	61,245,000	62,725,414
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[3,4]	19,650,000	19,573,041

				1,027,884,178

Materials — 0.00%
Barrick North America Finance LLC
4.40%	05/30/21		3,252,000	3,500,869

Real Estate Investment Trust (REIT) — 1.68%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		57,677,000	60,001,671
3.95%	01/15/27		17,500,000	18,145,592
4.30%	01/15/26		6,775,000	7,200,097
4.60%	04/01/22		43,748,000	47,488,318
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		7,245,000	7,843,252

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Boston Properties LP
3.65%	02/01/26	$10,000,000	$10,677,260
3.70%	11/15/18	26,115,000	27,355,071
5.63%	11/15/20	8,659,000	9,931,154
Camden Property Trust
4.63%	06/15/21	600,000	659,810
Duke Realty LP
6.50%	01/15/18	15,590,000	16,707,187
Education Realty Operating Partnership LP
4.60%	12/01/24	6,615,000	6,792,603
5.75%	06/15/17	45,000	46,854
Essex Portfolio LP
5.50%	03/15/17	100,000	102,710
First Industrial LP (MTN)
7.50%	12/01/17	80,000	85,784
HCP, Inc.
3.15%	08/01/22	12,660,000	12,617,747
3.40%	02/01/25	23,750,000	23,006,720
3.75%	02/01/19	7,907,000	8,205,667
3.88%	08/15/24	24,650,000	25,128,074
4.00%	12/01/22	54,420,000	56,390,524
4.20%	03/01/24	24,904,000	25,779,780
4.25%	11/15/23	85,445,000	88,854,341
5.63%	05/01/17	11,950,000	12,358,452
Healthcare Realty Trust, Inc.
5.75%	01/15/21	30,455,000	34,233,491
Highwoods Realty LP
5.85%	03/15/17	23,850,000	24,529,296
7.50%	04/15/18	15,585,000	17,030,041
Hospitality Properties Trust
6.70%	01/15/18	5,926,000	6,207,657
Post Apartment Homes LP
4.75%	10/15/17	21,885,000	22,599,501
Realty Income Corp.
6.75%	08/15/19	15,645,000	17,924,961
Regency Centers LP
5.88%	06/15/17	1,333,000	1,385,796
SL Green Realty Corp.
4.50%	12/01/22	8,570,000	8,970,656
7.75%	03/15/20	26,913,000	31,459,386
Ventas Realty LP
3.13%	06/15/23	1,235,000	1,261,799
3.50%	02/01/25	27,105,000	27,834,639
3.75%	05/01/24	10,000,000	10,464,460
4.13%	01/15/26	25,010,000	26,928,667
4.38%	02/01/45	7,600,000	7,532,322
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	560,000	563,072
2.70%	04/01/20	26,673,000	27,244,229

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  51

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.25%	08/15/22		$3,000,000	$3,084,949
4.75%	06/01/21		28,311,000	31,644,981
VEREIT Operating Partnership LP
2.00%	02/06/17		122,995,000	124,593,935
3.00%	02/06/19		19,140,000	19,259,625
4.13%	06/01/21		19,825,000	20,729,416
4.88%	06/01/26		9,991,000	10,315,707
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[4]	39,030,000	39,155,696
2.70%	09/17/19	[4]	109,946,000	112,347,671
3.25%	10/05/20	[4]	68,280,000	71,110,684
Welltower, Inc.
2.25%	03/15/18		3,050,000	3,085,560
3.75%	03/15/23		11,170,000	11,593,421
4.00%	06/01/25		16,479,000	17,351,283
4.13%	04/01/19		17,505,000	18,553,287
4.25%	04/01/26		21,415,000	23,064,929
4.70%	09/15/17		28,088,000	29,120,262
4.95%	01/15/21		3,732,000	4,120,762
5.25%	01/15/22		28,770,000	32,212,935
6.50%	03/15/41		13,430,000	16,747,633

				1,319,641,377

Retail — 0.45%
CVS Health Corp.
1.20%	12/05/16		450,000	450,647
2.88%	06/01/26		2,605,000	2,667,708
4.88%	07/20/35		78,060,000	93,284,822
5.13%	07/20/45		49,205,000	61,143,658
Walgreens Boots Alliance, Inc.
1.75%	05/30/18		13,925,000	14,040,545
3.10%	06/01/23		40,495,000	41,307,249
3.45%	06/01/26		61,590,000	63,354,122
4.80%	11/18/44		20,035,000	21,516,668
Wal-Mart Stores, Inc.
4.00%	04/11/43		4,600,000	5,118,871
4.30%	04/22/44		9,683,000	11,327,861
4.75%	10/02/43		32,175,000	39,660,562

				353,872,713

Services — 0.01%
Aramark Services, Inc.
5.13%	01/15/24	[4]	7,084,000	7,243,390

Transportation — 0.57%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		7,953,693	8,554,992

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
America West Airlines Pass-Through Trust, Series 1999-1, Class G
7.93%	01/02/19		$4,580,534	$4,872,543
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		3,132,409	3,390,833
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25		20,835,658	22,059,753
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		118,131,947	128,542,325
Burlington Northern Santa Fe LLC
4.15%	04/01/45		3,225,000	3,512,278
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		532,512	544,627
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		2,770,141	2,957,126
Continental Airlines Pass-Through Trust, Series 1999-2 AMBC, Class C2
6.24%	03/15/20		64,925	69,470
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		5,435,263	5,870,084
Continental Airlines Pass-Through Trust, Series 2000-1, Class A-1
8.05%	11/01/20		12,471	13,687
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		4,491,611	4,883,224
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		34,490,590	38,801,913
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		1,500,746	1,568,355
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		32,766,693	37,333,551
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		41,698,902	47,588,872
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
1.08%	11/15/16	[3]	13,605,000	13,565,886
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		3,588,089	4,110,515
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%	04/01/28		20,624,000	20,933,360

See accompanying notes to Schedule of Portfolio Investments.

52  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
6.25%	04/22/23		$22,120,909	$25,162,534
7.13%	10/22/23		4,240,772	5,033,266
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		1,780,900	1,933,946
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25		11,944	13,004
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		49,882,951	57,178,333
UAL Pass-Through Trust, Series 2009-1, Class 1
10.40%	11/01/16		32,789	33,773
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		9,298,087	9,617,941

				448,146,191

Total Corporates
(Cost $16,659,441,785)				17,227,133,715

MORTGAGE-BACKED — 39.15%**
Commercial Mortgage-Backed — 2.93%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2
3.90%	08/10/35	[4]	36,885,000	41,040,051
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[4]	63,710,000	69,306,153
Banc of America Large Loan Trust, Series 2009-FDG, Class A
5.20%	01/25/42	[3,4]	34,876,766	35,203,479
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[4]	8,365,000	8,775,106
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2014-520M, Class A
4.33%	08/15/46	[3,4]	8,188,103	9,180,621
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AA
5.81%	02/24/51	[3,4]	20,412,453	20,576,901
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AB
5.87%	12/24/49	[3,4]	18,069,894	18,293,205
Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4B
5.67%	02/17/51	[3,4]	25,000,000	25,474,159
Bayview Commercial Asset Trust, Series 2004-1, Class A
0.81%	04/25/34	[3,4]	53,907	49,493

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.88%	08/25/34	[3,4]	$500,595	$452,953
BBCMS Trust, Series 2015-SRCH, Class A2
4.20%	08/10/35	[4]	48,985,000	55,535,490
Capmark Mortgage Securities, Inc., Series 1998-C2, Class X (IO)
1.23%	05/15/35	[3,5]	6,828,088	109,643
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2
3.06%	12/15/47		32,946,549	33,073,413
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[4]	13,300,000	14,307,808
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.25%	05/10/35	[4]	5,000	5,316
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2
1.77%	10/15/45		51,600,000	51,863,676
Commercial Mortgage Trust, Series 2012-9W57, Class A
2.36%	02/10/29	[4]	152,174,993	152,967,962
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[4]	14,635,000	16,525,183
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%	10/10/46		440,000	492,480
Commercial Mortgage Trust, Series 2013-CR6, Class A2
2.12%	03/10/46		24,355,000	24,648,852
Commercial Mortgage Trust, Series 2013-LC6, Class A2
1.91%	01/10/46		13,815,000	13,952,758
Commercial Mortgage Trust, Series 2013-SFS, Class A2
3.09%	04/12/35	[3,4]	7,205,000	7,466,441
Commercial Mortgage Trust, Series 2014-277P, Class A
3.73%	08/10/49	[3,4]	15,960,000	17,404,619
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[4]	16,440,000	17,366,361
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/01/36	[3,4]	74,550,000	80,977,205
Commercial Mortgage Trust, Series 2016-CR28, Class A4
3.76%	02/10/49		6,685,000	7,343,665
Credit Suisse Mortgage Trust, Series 2007-C1, Class A1A
5.36%	02/15/40		50,105,020	50,753,734

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  53

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49[3]	$162,920,444	$166,079,276
Credit Suisse Mortgage Trust, Series 2007-C3, Class A1A1
5.89%	06/15/39[3]	110,692	112,958
Credit Suisse Mortgage Trust, Series 2007-C5, Class A1A
5.57%	09/15/40[3]	43,479,472	44,756,940
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46[4]	33,404,000	35,036,522
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44	32,330,331	32,320,273
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28[4]	70,000,000	74,854,216
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43[4]	6,394,669	6,661,626
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%	08/10/44[3]	107,335,000	116,999,121
GS Mortgage Securities Trust, Series 2012-ALOHA, Class A
3.55%	04/10/34[4]	13,305,000	14,417,902
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2
2.32%	05/10/45	17,039,905	17,113,503
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A2
1.76%	11/10/45	15,000,000	15,058,329
GS Mortgage Securities Trust, Series 2013-GC16, Class A2
3.03%	11/10/46	23,000,000	23,822,585
GS Mortgage Securities Trust, Series 2014-3R, Class 2A
0.63%	09/26/36[3,4]	19,510,682	18,899,923
GS Mortgage Securities Trust, Series 2015-1R, Class 2A
2.92%	01/25/36[3,4]	21,082,675	21,177,142
GS Mortgage Securities Trust., Series 2009-1R, Class 2A1
2.97%	11/25/35[3,4]	24,661	24,698
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48[4]	9,916,691	10,035,940
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2
2.42%	07/15/45	20,000,000	20,407,661

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4
5.55%	05/12/45	$1,637,441	$1,635,891
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class A4
5.43%	12/12/43	26,192,622	26,342,968
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A1A
5.26%	05/15/47	12,976,200	13,065,476
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47[4]	1,801,494	1,801,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1
2.75%	11/15/43[4]	971,211	973,220
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A4
4.39%	07/15/46[4]	23,275,000	25,609,343
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32[4]	25,660,000	26,982,645
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2
1.68%	12/15/47	19,965,527	20,068,964
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A
6.07%	07/15/44[3]	26,763,967	27,715,877
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A1A
5.39%	02/15/40	49,680,840	50,439,782
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4
5.86%	07/15/40[3]	40,361,583	41,177,236
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37[3,4]	6,459,154	6,442,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2
1.97%	08/15/45	34,602,215	34,838,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45	71,363,636	71,838,036
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45	30,429,000	31,374,326

See accompanying notes to Schedule of Portfolio Investments.

54  /  N-Q Report June 2016

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2
1.86%	02/15/46	$18,650,000	$18,777,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2
1.97%	05/15/46	13,948,515	14,061,834
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	07/15/49	8,731,317	8,738,027
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43	39,979	40,091
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A1A
5.90%	04/12/49[3]	74,504,517	75,022,189
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2
2.11%	03/15/45	27,337,527	27,445,756
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.96%	01/13/32[3,4]	79,160,000	87,383,584
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2
2.11%	05/10/63	113,401,843	114,235,063
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4
3.53%	05/10/63	25,000	27,165
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2
1.85%	08/10/49	24,250,000	24,417,335
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A2
1.71%	12/10/45	17,992,000	18,104,324
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30[4]	13,730,000	14,441,428
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3
0.69%	08/25/36[3]	28,304,392	17,795,996
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43[4]	900,000	985,476
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45	52,205,000	55,153,048
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44[4]	2,550,000	2,691,198
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44	17,612,000	19,128,686

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45	$33,148,000	$35,810,706

			2,305,490,685

Non-Agency Mortgage-Backed — 7.48%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
7.40%	06/25/32	63,516	61,133
Accredited Mortgage Loan Trust, Series 2006-2, Class A3
0.60%	09/25/36[3]	15,289,364	15,152,455
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.67%	02/25/37[3]	46,525,000	38,191,475
ACE Securities Corp., Series 2004-IN1, Class A1
1.09%	05/25/34[3]	4,653	4,156
ACE Securities Corp., Series 2006-ASP1, Class A1
0.93%	12/25/35[3]	2,881,582	2,868,345
ACE Securities Corp., Series 2006-HE3, Class A2C
0.60%	06/25/36[3]	4,261,413	2,804,465
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
0.99%	01/25/36[3]	509,925	429,977
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.68%	09/25/35[3]	3,166,006	3,040,531
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
0.65%	08/25/36[3]	32,309,038	29,734,990
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 1A3
0.72%	12/25/35[3]	3,265,697	3,244,473
American Home Mortgage Assets, Series 2007-4, Class A2
0.64%	08/25/37[3]	139,624	139,552
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
2.40%	10/25/34[3]	9,124,366	8,734,123
Ameriquest Mortgage Securities, Inc., Series 2004-R10, Class A1
1.11%	11/25/34[3]	56,952,960	54,887,857
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.50%	10/25/27	83,561	87,851
Argent Securities, Inc., Series 2004-W6, Class AV2
1.35%	05/25/34[3]	17,642,400	16,840,093

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  55

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June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Argent Securities, Inc., Series 2005-W2, Class A1
0.71%	10/25/35[3]	$51,503,375	$50,680,748
Argent Securities, Inc., Series 2005-W3, Class A1
0.71%	11/25/35[3]	65,039,639	62,395,397
Asset-Backed Funding Certificates, Series 2005-HE1, Class M1
1.08%	03/25/35[3]	19,526,321	19,135,144
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
0.61%	11/25/36[3]	28,423,828	14,155,726
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.45%	06/25/37[3]	31,220,675	22,816,330
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
1.22%	07/25/35[3]	18,645	18,601
Asset-Backed Securities Corp. Home Equity, Series 2006-HE6, Class A5
0.68%	11/25/36[3]	18,411,000	13,329,324
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32	30,798	32,492
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.28%	05/20/36[3]	11,355,893	10,023,434
Banc of America Funding Trust, Series 2006-E, Class 2A1
3.30%	06/20/36[3]	156,688	129,163
Banc of America Funding Trust, Series 2006-G, Class 2A1
0.67%	07/20/36[3]	17,008,391	15,854,501
Banc of America Funding Trust, Series 2006-H, Class 3A1
2.79%	09/20/46[3]	2,683,422	2,146,133
Banc of America Funding Trust, Series 2014-R8, Class A1
2.40%	06/26/36[3,4]	17,351,984	16,775,036
Banc of America Funding Trust, Series 2015-R2, Class 1A1
0.59%	08/25/36[3,4]	57,207,532	52,306,957
Banc of America Funding Trust, Series 2015-R2, Class 3A1
0.71%	04/25/37[3,4]	37,087,635	36,245,853
Banc of America Funding Trust, Series 2015-R2, Class 7A1
0.73%	09/25/36[3,4]	33,770,899	32,589,428
Banc of America Funding Trust, Series 2015-R2, Class 9A1
0.66%	03/25/37[3,4]	16,721,229	16,170,602

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2015-R5, Class 1A1
0.58%	10/26/36[3,4]	$128,061,035	$121,916,743
Banc of America Mortgage Securities, Inc., Series 2003-1, Class 3A1
2.92%	10/25/33[3]	1,503,641	1,527,522
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
3.11%	07/25/34[3]	100,062	101,599
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
3.20%	04/25/35[3]	833,529	743,106
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
6.00%	07/25/46[3]	323,801	299,135
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37	1,621,493	1,472,251
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37	894,043	815,341
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37	458,669	389,323
BCAP LLC Trust, Series 2007-AA5, Class A1
1.10%	09/25/47[3]	52,672,983	45,086,904
BCAP LLC Trust, Series 2009-RR10, Class 7A1
2.66%	10/26/35[3,4]	6,602,888	6,648,116
BCAP LLC Trust, Series 2010-RR11, Class 3A2
3.04%	06/27/36[3,4]	822,053	822,598
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.19%	05/27/37[3,4]	9,959,639	9,905,762
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.22%	11/27/37[3,4]	9,703,756	9,449,197
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.69%	03/26/37[3,4]	785,551	774,290
BCAP LLC Trust, Series 2015-RA1, Class 1A1
1.44%	09/11/38[3,4]	140,047,282	132,301,204
BCAP LLC Trust, Series 2015-RR2, Class 26A1
2.85%	03/28/36[3,4]	19,250,450	19,707,964
Bear Stearns ALT-A Trust, Series 2005-4, Class 22A2
3.12%	05/25/35[3]	34,075	30,267

See accompanying notes to Schedule of Portfolio Investments.

56  /  N-Q Report June 2016

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
3.38%	07/25/36[3]	$3,178,939	$2,472,226
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
3.17%	04/25/34[3]	13,605	13,175
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
2.98%	01/25/35[3]	6,367,789	6,217,474
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
2.80%	10/25/36[3]	1,245,566	1,073,412
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34	1,110,716	1,132,943
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34	1,001,385	1,032,442
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
0.70%	08/25/20[3]	2,585,258	1,711,736
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.85%	08/25/43[3]	10,470	10,357
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36	1,725,608	1,627,921
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.63%	10/25/36[3]	2,824,624	2,293,785
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.81%	12/15/30[3]	8,840,009	9,059,173
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4
0.76%	01/25/36[3]	36,750,000	31,112,918
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.70%	06/25/36[3]	27,385,841	25,765,177
Chase Funding Trust, Series 2003-5, Class 2A2
1.05%	07/25/33[3]	3,059	2,670
Chase Funding Trust, Series 2004-2, Class 2A2
0.95%	02/26/35[3]	5,668	4,628
Chase Funding Trust, Series 2006-A1, Class 1A2
2.74%	09/25/36[3]	1,716,492	1,491,534
Chase Funding Trust, Series 2006-S3, Class 2A1
5.50%	11/25/21	2,589,955	2,094,449

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Funding Trust, Series 2007-A2, Class 2A3
2.71%	07/25/37[3]	$5,049,570	$5,093,122
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20	4,294,495	4,085,330
Chaseflex Trust, Series 2006-2, Class A2B
0.65%	09/25/36[3]	9,145,882	7,033,162
CIM Trust, Series 2015-1EC, Class A16
2.19%	04/25/55[3,4]	172,338,313	172,143,881
CIM Trust, Series 2015-3AG, Class A1
2.21%	10/25/57[3,4]	232,513,115	227,114,161
CIM Trust, Series 2015-4AG, Class A1
2.46%	10/25/57[3,4]	81,048,709	78,687,087
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35	460,058	460,167
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5 (STEP)
5.84%	09/25/36	525,000	532,934
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
5.75%	03/25/37	650,000	676,704
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.18%	02/25/34[3]	256,059	251,732
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
2.97%	05/25/34[3,4]	4,543,041	4,587,550
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
2.86%	10/25/35[3]	1,159,051	937,066
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.71%	11/25/35[3]	294,973	214,046
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
3.20%	06/25/36[3]	9,389,982	8,961,628
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.60%	08/25/36[3]	21,300,098	20,831,789
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
2.45%	03/25/37[3]	977,468	684,158
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.65%	01/25/37[3]	203,000	188,159
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.63%	03/25/37[3]	18,928,698	18,619,812

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  57

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June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
2.68%	02/25/35[3,4]	$231,934	$233,775
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.74%	11/25/35[3,4]	152,414	151,894
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.59%	11/25/36[3,4]	2,844,175	2,839,341
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 3A2
3.00%	11/25/35[3,4]	15,901,935	15,986,020
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
0.65%	06/25/47[3,4]	45,225,864	39,194,525
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A1
1.11%	03/25/47[3,4]	29,703,032	28,397,961
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19	745	800
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33	3,930,885	4,230,968
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32[3,4]	367,276	395,519
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27[3]	9,196,011	10,097,216
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28[3]	67,453	70,791
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30[3]	4,167,090	4,474,343
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	5,514,098	5,937,258
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37[3,4]	9,150,000	9,205,917
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31	13,109	13,720
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
2.76%	02/25/36[3]	124,499	80,969
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
0.95%	06/25/36[3]	1,627,872	986,642

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
2.95%	02/25/37[3]	$3,904,999	$3,285,934
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.62%	06/25/36[3]	1,332,977	1,118,339
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.65%	03/25/37[3]	908,569	254,592
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
4.76%	02/25/36[3]	7,000,000	7,002,936
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
4.82%	04/25/36[3]	261,007	238,198
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
0.80%	05/25/36[3]	4,734,050	4,572,034
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
1.25%	10/25/47[3]	16,996,042	14,340,239
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.44%	06/19/31[3]	39,468	39,326
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23	180,621	185,853
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.63%	08/25/34[3]	2,089,607	2,022,793
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
1.11%	02/25/35[3]	189,968	166,171
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.33%	02/25/35[3]	4,872,510	3,656,724
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.88%	06/20/34[3]	71,724	71,061
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
2.78%	09/20/34[3]	2,101,021	2,027,746
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.95%	11/20/34[3]	461,003	450,024

See accompanying notes to Schedule of Portfolio Investments.

58  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
3.31%	04/25/35[3]	$1,422,625	$1,316,595
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
2.61%	01/25/36[3]	411,565	368,751
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
1.03%	02/25/35[3]	109,058	91,466
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.75%	05/25/35[3]	6,379,906	5,387,902
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
2.90%	09/25/47[3]	2,064,816	1,721,660
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
2.81%	03/25/37[3]	2,066,085	1,601,245
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.88%	08/25/33[3]	29,600	29,166
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34	55,955	58,971
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 6A1
3.06%	06/25/34[3]	359,807	358,283
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1
4.50%	07/25/20	25,417	24,830
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 2A1
1.15%	03/25/36[3]	5,345,328	2,818,311
Credit Suisse Mortgage Trust, Series 2007-2, Class 3A4
5.50%	03/25/37	3,687,838	3,364,678
Credit Suisse Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37[4]	16,118,825	16,463,692
Credit Suisse Mortgage Trust, Series 2010-17R, Class 1A1
2.67%	06/26/36[3,4]	1,172,616	1,183,254

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2011-12R, Class 1A1
1.34%	10/27/37[3,4]	$4,159,705	$4,125,930
Credit Suisse Mortgage Trust, Series 2011-16R, Class 5A1
2.72%	09/27/35[3,4]	4,437,926	4,336,712
Credit Suisse Mortgage Trust, Series 2014-10R, Class 3A1
2.20%	04/25/36[3,4]	7,391,865	7,427,885
Credit Suisse Mortgage Trust, Series 2014-11R, Class 10A1
0.67%	05/27/37[3,4]	16,251,580	15,499,198
Credit Suisse Mortgage Trust, Series 2014-12R, Class 1A1
2.20%	08/27/36[3,4]	26,225,412	26,181,663
Credit Suisse Mortgage Trust, Series 2014-7R, Class 7A1
0.60%	08/27/36[3,4]	16,659,661	16,274,564
Credit Suisse Mortgage Trust, Series 2014-CIM1, Class A1
2.20%	01/25/58[3,4]	68,961,092	69,056,486
Credit Suisse Mortgage Trust, Series 2015-1R, Class 5A1
2.70%	09/27/35[3,4]	17,319,729	17,422,070
Credit Suisse Mortgage Trust, Series 2015-2R, Class 4A1
0.65%	06/27/47[3,4]	55,099,819	51,488,373
Credit Suisse Mortgage Trust, Series 2015-6R, Class 2A1
0.65%	11/27/46[3,4]	18,839,535	17,200,021
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33	21,030	21,252
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
1.49%	03/25/33[3]	5,167,052	4,937,090
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.47%	11/25/33[3]	37,970	36,166
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.42%	01/25/36	10,075,007	7,480,917
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
0.59%	10/25/36[3]	24,977,711	19,149,771

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  59

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.56%	10/25/36[3]	$6,624,078	$6,599,599
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
0.60%	11/25/36[3]	37,479,517	22,651,185
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
3.93%	01/25/37	8,682,722	4,438,419
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
3.93%	01/25/37	16,234,210	7,921,051
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.48%	02/25/37	49,030,797	35,403,143
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
4.48%	02/25/37	35,897,844	25,912,884
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
4.48%	02/25/37	6,527,967	4,713,264
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
0.62%	04/25/37[3]	38,693,423	25,609,157
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
0.59%	10/25/36[3]	75,888,126	52,489,070
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36	5,268,016	1,559,202
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
0.64%	08/25/36[3]	7,311,174	5,903,789
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
0.58%	12/25/36[3]	2,958,019	1,777,595
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35	23,076	23,395
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35	730,201	582,928
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class AR6
0.64%	02/25/37[3]	1,449,448	1,087,429

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.16%	02/25/36[3]	$1,895,172	$1,470,321
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.81%	01/19/45[3]	3,987,575	3,287,842
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
0.70%	03/19/45[3]	729,387	647,943
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.69%	07/19/45[3]	359,822	322,140
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.65%	10/19/36[3]	26,407,340	21,448,467
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.59%	04/19/48[3]	15,404,714	12,315,346
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29	83,747	81,269
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33[3]	11,938	11,358
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32	86,809	87,866
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1
1.10%	05/25/35[3]	986,642	987,233
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.61%	10/25/36[3]	5,761,595	3,877,241
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
0.56%	12/25/37[3]	17,161,793	10,334,198
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C
0.61%	12/25/37[3]	47,196,598	28,676,946
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
0.66%	12/25/37[3]	34,206,762	20,970,428
First Franklin Mortgage Loan Trust, Series 2006-FFS, Class IIA4
0.68%	07/25/36[3]	31,440,000	24,343,278
First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
0.62%	04/25/37[3]	18,144,981	9,645,413
First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.70%	04/25/37[3]	76,008,622	40,990,181

See accompanying notes to Schedule of Portfolio Investments.

60  /  N-Q Report June 2016

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.69%	05/25/37[3]	$46,653,640	$24,389,889
First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.77%	05/25/37[3]	23,039,593	13,144,982
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.63%	06/25/37[3]	18,138,550	12,157,389
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.70%	06/25/37[3]	26,954,246	18,521,322
First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.61%	07/25/37[3]	30,939,531	19,268,849
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C
0.59%	01/25/38[3]	111,046,025	68,030,321
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
0.55%	03/25/37[3]	38,590,808	21,202,747
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C
0.60%	03/25/37[3]	19,949,575	11,051,803
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D
0.67%	03/25/37[3]	37,145,579	20,815,409
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
2.39%	08/25/34[3]	16,233,836	15,813,289
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.43%	09/25/34[3]	97,535	94,952
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
2.70%	10/25/34[3]	3,909,218	3,836,425
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
2.75%	12/25/35[3]	34,061,796	27,951,624
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
2.50%	02/25/36[3]	42,255,609	36,264,904
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.49%	09/25/35[3]	38,948,665	34,539,318
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
2.68%	10/25/35[3]	47,864,196	40,129,342
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
2.71%	11/25/35[3]	40,327,135	35,129,749

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
2.59%	03/25/36[3]	$41,775,113	$34,634,071
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37	18,868	14,029
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
2.70%	02/25/34[3]	1,141,728	1,135,633
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
2.75%	10/25/34[3]	1,491,417	1,451,561
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
2.80%	12/25/34[3]	775,721	774,519
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.73%	01/25/37[3]	280,743	247,098
First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1
2.54%	11/25/37[3]	619,853	538,360
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
0.85%	08/19/34[3]	24,445	23,796
Fremont Home Loan Trust, Series 2005-C, Class M1
0.93%	07/25/35[3]	5,382,073	5,309,634
GE Business Loan Trust, Series 2007-1A, Class A
0.61%	04/16/35[3,4]	18,985,398	17,434,840
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
3.14%	12/19/33[3]	7,237,133	7,194,396
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.41%	06/25/34[3]	10,004	9,731
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.08%	11/19/35[3]	1,553,782	1,447,208
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
2.61%	05/19/36[3]	2,085,476	1,528,095
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
0.89%	06/25/30[3]	47,917	46,256
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38[3,4]	4,265,167	4,319,099
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.69%	08/25/45[3]	2,494,079	2,025,896

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  61

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A
0.72%	07/25/35[3]	$20,168,698	$19,396,538
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.63%	01/25/47[3]	8,972,643	8,732,915
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.61%	02/25/37[3]	5,509,857	4,638,717
GSAA Home Equity Trust, Series 2005-11, Class 1A1
0.73%	10/25/35[3]	17,433,761	16,072,327
GSAA Home Equity Trust, Series 2005-9, Class 2A3
0.82%	08/25/35[3]	5,073,652	4,983,284
GSAMP Trust, Series 2005-AHL2, Class A2D
0.80%	12/25/35[3]	25,693,000	18,254,324
GSAMP Trust, Series 2005-HE5, Class M1
0.87%	11/25/35[3]	11,791,499	11,488,815
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
3.01%	08/25/34[3]	8,723	8,630
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
3.06%	08/25/34[3]	754,764	740,279
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
2.93%	10/25/35[3]	7,209,979	6,224,636
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
2.87%	09/25/35[3]	460,298	464,819
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.64%	08/25/46[3]	3,590,177	3,506,700
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.95%	05/25/47[3]	4,442,457	3,999,564
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.70%	04/19/34[3]	13,893	13,174
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
1.13%	01/19/35[3]	646,575	513,305
Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6
2.78%	06/19/34[3]	9,429	9,386
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
3.18%	07/19/35[3]	618,191	536,277
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.64%	07/21/36[3]	275,977	222,020

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.45%	11/25/47[3]	$1,161,055	$995,177
Home Equity Mortgage Loan Trust, Series 2005-C, Class AI1
0.71%	10/25/35[3]	10,646,293	10,575,546
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
1.02%	10/25/34[3]	2,587,194	2,566,134
HSBC Home Equity Loan Trust, Series 2007-1, Class AM
0.69%	03/20/36[3]	744,998	744,338
HSBC Home Equity Loan Trust, Series 2007-3, Class A4
1.95%	11/20/36[3]	10,035,259	10,072,351
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.65%	11/20/36[3]	22,815,397	22,815,568
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
0.64%	12/25/35[3]	6,651,260	6,593,497
Impac CMB Trust, Series 2005-1, Class 1A1
0.97%	04/25/35[3]	7,794,805	7,053,184
Impac CMB Trust, Series 2005-4, Class 1A1B
0.70%	05/25/35[3]	10,960,044	8,923,038
Impac Secured Assets Trust, Series 2004-3, Class 1
1.25%	11/25/34[3]	806,933	792,764
Impac Secured Assets Trust, Series 2007-2, Class 1A1A
0.56%	05/25/37[3]	24,047,115	15,788,441
Impac Secured Assets Trust, Series 2007-2, Class 1A1B
0.70%	05/25/37[3]	34,418,523	22,913,364
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.66%	08/25/34[3]	1,999,661	1,767,768
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
1.25%	08/25/34[3]	26,324	22,204
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.31%	09/25/34[3]	99,193	88,072
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.75%	03/25/35[3]	1,709,772	1,662,904
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 4A1
2.80%	08/25/35[3]	163,494	142,130

See accompanying notes to Schedule of Portfolio Investments.

62  /  N-Q Report June 2016

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
2.80%	09/25/35[3]	$728,465	$610,239
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
2.73%	09/25/35[3]	7,976,193	6,690,551
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.03%	10/25/35[3]	48,709,794	40,495,335
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.77%	01/25/36[3]	2,920,468	2,576,518
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
0.69%	04/25/35[3]	1,062,719	920,509
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A4A
0.62%	11/25/46[3]	1,609,371	1,552,684
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
3.05%	08/25/36[3]	25,799,191	18,215,957
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.57%	08/25/36[3]	307,738	238,903
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A
0.65%	10/25/36[3]	40,773,553	33,105,026
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
3.33%	05/25/36[3]	6,660,374	5,030,411
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 2A1
3.15%	05/25/36[3]	45,749,219	35,445,754
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.13%	03/25/37[3]	1,695,711	1,573,306
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.78%	06/25/37[3]	6,338,961	4,621,766
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
2.93%	11/25/37[3]	5,705,428	5,325,421
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28	200,763	203,472
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 1A3
0.62%	05/25/36[3]	1,411,741	1,438,168
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
3.10%	05/25/36[3]	1,400,367	1,080,282

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
2.90%	05/25/36[3]	$13,742,054	$9,418,676
JPMorgan Mortgage Acquisition Trust, Series 2005-OPT2, Class A4
0.77%	12/25/35[3]	13,513,657	13,505,427
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A (STEP)
5.83%	07/25/36	31,086,618	17,618,530
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36	6,362,826	3,507,556
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class AV5
0.69%	11/25/36[3]	18,531,538	18,329,730
JPMorgan Mortgage Acquisition Trust, Series 2007-CH3, Class A4
0.66%	03/25/37[3]	3,566,818	3,284,554
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1
0.55%	03/25/47[3]	188,167	103,634
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF2 (STEP)
4.22%	03/25/47	11,367,688	7,792,202
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF3 (STEP)
4.22%	03/25/47	9,418,134	6,454,796
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4 (STEP)
4.22%	03/25/47	4,709,067	3,226,268
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
0.73%	03/25/47[3]	240,000	132,768
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
2.41%	11/25/33[3]	307,673	294,465
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
2.95%	09/25/34[3]	1,388,304	1,417,103
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
2.80%	08/25/35[3]	229,860	227,934
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20	5,424,692	5,300,997
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
2.71%	11/25/33[3]	15,803	15,647
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.95%	05/25/36[3]	2,154,140	1,801,264

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  63

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
3.03%	05/25/36[3]	$1,651,249	$1,473,343
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
3.11%	06/25/36[3]	1,196,900	1,030,724
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
3.11%	06/25/36[3]	3,858,424	3,388,625
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
2.91%	08/25/36[3]	918,723	830,432
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.83%	07/25/35[3]	4,508,647	4,563,278
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
3.56%	05/25/37[3]	5,767,046	5,040,723
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.31%	05/25/37[3]	888,654	820,533
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
2.94%	06/25/37[3]	7,910,784	6,920,555
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
3.46%	06/25/37[3]	1,241,347	1,147,650
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1
0.64%	12/27/46[3,4]	29,684,917	27,994,474
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40	15,537	15,991
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40[3]	4,500,462	4,712,004
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.75%	11/25/35[3]	19,530,556	16,690,184
Lehman XS Trust, Series 2006-12N, Class A31A
0.65%	08/25/46[3]	32,061,575	24,616,556
Lehman XS Trust, Series 2006-13, Class 1A2
0.62%	09/25/36[3]	27,412,358	24,701,394
Lehman XS Trust, Series 2006-14N, Class 3A2
0.57%	08/25/36[3]	153,337	117,292
Lehman XS Trust, Series 2006-9, Class A1B
0.61%	05/25/46[3]	31,947,964	27,667,129

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
1.35%	10/25/34[3]	$75,000	$68,764
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.92%	01/25/34[3]	114,902	111,330
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.26%	11/25/33[3]	1,927,386	1,932,859
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.92%	11/21/34[3]	11,783,105	12,016,851
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
2.90%	10/25/34[3]	1,342,925	1,283,501
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.63%	06/25/34[3]	265	253
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
2.93%	09/25/34[3]	5,776,367	5,554,998
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
3.13%	05/25/36[3]	16,388,626	13,547,576
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19	1,854,077	1,892,257
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17	8,606	8,635
MASTR Asset Securitization Trust, Series 2003-8, Class 3A12
5.25%	09/25/33	1,310,430	1,312,760
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19	739,426	754,540
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
0.60%	11/25/36[3]	18,483,997	8,457,149
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
0.66%	11/25/36[3]	5,134,444	2,380,231
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
0.66%	05/25/37[3]	51,903,000	37,927,279
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.70%	10/25/32[3]	28,727	28,313
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
1.14%	11/15/31[3]	2,863,047	2,674,430

See accompanying notes to Schedule of Portfolio Investments.

64  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1
3.08%	08/25/36	[3]	$10,853,681	$10,036,087
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
2.77%	10/25/33	[3]	952,836	939,326
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.76%	08/25/34	[3]	3,574,566	3,619,083
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A
0.66%	02/25/36	[3]	21,658	20,104
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
4.27%	03/25/37		35,703,550	12,282,264
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
4.27%	03/25/37		27,943,940	9,611,837
Mid-State Trust VI, Series 2006, Class A1
7.34%	07/01/35		91,895	98,242
Mid-State Trust VI, Series 2006, Class A2
7.40%	07/01/35		5,743	6,098
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		337,797	362,534
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		472,591	506,430
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		22,125,823	23,898,088
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[4]	15,083,436	16,250,351
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
1.23%	07/25/35	[3]	1,556	1,614
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.75%	12/25/35	[3]	17,278,841	16,652,053
Morgan Stanley Home Equity Loan Trust, Series 2005-04, Class A1
0.93%	09/25/35	[3]	3,669,526	3,667,921
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.90%	08/25/35	[3]	2,444	2,450
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.77%	01/25/35	[3]	323,263	300,503
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		345,639	352,277
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.27%	09/25/34	[3]	2,102,582	2,011,271

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
2.68%	10/25/34	[3]	$180,877	$177,841
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
0.71%	04/25/35	[3]	8,128,417	7,193,099
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[3]	223,711	108,128
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		537,347	546,152
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.57%	04/25/37	[3]	6,646,319	3,021,164
Morgan Stanley Resecuritization Trust, Series 2010-R4, Class 1B
0.78%	01/26/36	[3,4]	1,596,142	1,597,423
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A
2.67%	06/26/46	[3,4]	11,748,187	11,731,009
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
1.19%	12/26/46	[3,4]	27,868,266	27,130,145
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
1.39%	07/26/46	[3,4]	13,788,781	13,437,258
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
2.96%	11/26/35	[3,4]	6,758,420	6,861,827
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
1.16%	06/26/47	[3,4]	52,226,615	50,530,451
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
1.37%	06/26/47	[3,4]	22,498,694	22,059,211
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
0.85%	08/26/47	[3,4]	28,513,256	27,245,634
MortgageIT Trust, Series 2005-1, Class 1A1
1.09%	02/25/35	[3]	15,678,922	15,015,489
MortgageIT Trust, Series 2005-4, Class A1
0.73%	10/25/35	[3]	19,172,106	17,413,733
MortgageIT Trust, Series 2005-5, Class A1
0.71%	12/25/35	[3]	2,695,086	2,403,252
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
0.73%	09/25/36	[3]	27,091,288	25,123,809
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.70%	06/25/37	[3]	8,265,000	6,009,385

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  65

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2003-6, Class M1
1.53%	01/25/34	[3]	$37,691	$33,986
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.88%	06/25/35	[3]	24,479	24,625
New Century Home Equity Loan Trust, Series 2005-4, Class M1
0.93%	09/25/35	[3]	24,217,510	23,992,397
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
0.73%	03/25/36	[3]	43,784,650	43,718,568
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
0.72%	03/25/36	[3]	24,732,000	21,289,832
Nomura Home Equity Loan, Inc., Series 2006-WF1, Class A4
0.69%	03/25/36	[3]	23,595,708	23,502,834
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
2.51%	12/26/36	[3,4]	20,300,120	20,302,310
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
2.51%	06/26/37	[3,4]	8,444,183	8,419,003
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
0.63%	11/26/36	[3,4]	11,524,899	11,114,970
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.61%	10/26/36	[3,4]	3,947,584	3,899,516
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
2.72%	01/25/36	[3,4]	19,094,472	19,342,966
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
0.60%	09/25/36	[3,4]	9,370,157	9,027,211
Nomura Resecuritization Trust, Series 2014-7R, Class 2A1
0.65%	12/26/35	[3,4]	5,323,152	5,310,179
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
0.58%	01/26/37	[3,4]	39,494,738	37,574,318
Nomura Resecuritization Trust, Series 2015-4R, Class 1A1
0.59%	03/26/47	[3,4]	23,368,145	22,933,453
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[3]	24,152,163	17,045,357
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.71%	11/25/35	[3]	14,040	13,995

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust, Series 2005-5, Class A3
0.66%	12/25/35	[3]	$22,592	$22,496
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-4, Class A2D
0.69%	05/25/37	[3]	29,927,005	21,203,992
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A
0.71%	09/25/35	[3]	23,766,936	23,762,245
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
4.25%	01/25/36		22,910,000	18,667,467
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
0.71%	11/25/46	[3]	85,000	75,127
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.76%	06/25/47	[3]	23,015,500	15,883,296
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.83%	08/25/33	[3]	1,031,500	1,059,748
Residential Accredit Loans Trust, Series 2003-QS3, Class A4
5.50%	02/25/18		53,553	53,609
Residential Accredit Loans Trust, Series 2005-QA10, Class A31
3.79%	09/25/35	[3]	870,929	685,040
Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
3.79%	12/25/35	[3]	6,506,994	4,497,904
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.31%	04/25/35	[3]	5,775,541	5,628,776
Residential Accredit Loans Trust, Series 2005-QA7, Class A1
3.51%	07/25/35	[3]	6,073,962	4,738,689
Residential Accredit Loans Trust, Series 2005-QO5, Class A1
1.44%	01/25/46	[3]	11,160,806	7,715,795
Residential Accredit Loans Trust, Series 2006-QA1, Class A11
3.49%	01/25/36	[3]	181,381	139,477
Residential Accredit Loans Trust, Series 2006-QA1, Class A21
3.98%	01/25/36	[3]	27,164,857	21,682,076
Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1
0.64%	08/25/36	[3]	41,502,339	31,575,693
Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.57%	08/25/36	[3,5]	47,912,144	1,172,698

See accompanying notes to Schedule of Portfolio Investments.

66  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9
0.83%	09/25/36	[3]	$423,273	$283,350
Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.49%	02/25/36	[3,5]	163,074,779	3,295,236
Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.65%	06/25/36	[3,5]	84,971,692	2,063,096
Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[3,5]	202,271,649	6,334,622
Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.46%	09/25/37	[3,5]	128,402,185	2,398,129
Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[3,5]	83,086,753	1,162,758
Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.25%	03/25/37	[3,5]	97,646,948	1,252,283
Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.33%	04/25/37	[3,5]	216,429,353	3,273,321
Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.37%	06/25/37	[3,5]	63,505,831	1,009,984
Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.39%	06/25/37	[3,5]	170,745,121	2,540,329
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31		43,926	44,767
Residential Asset Mortgage Products Trust, Series 2003-RS10, Class AI6 (STEP)
5.81%	11/25/33		420,064	430,187
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class AI6A (STEP)
5.97%	12/25/33		251,284	273,347
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class AI6A (STEP)
5.87%	10/25/33		23,324	24,812
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6
4.55%	12/25/34		4,627	4,676
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		62,959	63,992
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4
8.50%	12/25/31		38,006	31,015

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust, Series 2005-RS8, Class A3
0.82%	09/25/35	[3]	$41,048,742	$40,860,797
Residential Asset Securities Trust, Series 2004-IP2, Class 1A1
2.93%	12/25/34	[3]	391,433	388,925
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
2.90%	12/25/34	[3]	41,494	41,474
Residential Asset Securities Trust, Series 2004-IP2, Class 3A1
2.79%	12/25/34	[3]	874,931	867,274
Residential Asset Securities Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		3,856,003	3,642,306
Residential Funding Mortgage Securities Trust, Series 2004-S2, Class A9
5.50%	03/25/34		779,532	794,739
Residential Funding Mortgage Securities Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34		588,489	598,361
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
3.07%	11/25/35	[3]	10,293,326	8,522,571
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
3.94%	09/25/36	[3]	1,903,032	1,622,481
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
5.82%	09/25/36	[3]	607,679	504,424
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
3.97%	11/25/36	[3]	190,598	167,912
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
3.46%	04/25/37	[3]	3,725,861	3,175,588
Saxon Asset Securities Trust, Series 2005-2, Class M1
1.08%	10/25/35	[3]	8,736,751	8,682,898
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.60%	01/25/47	[3]	12,258,400	10,439,355
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
0.85%	09/25/47	[3]	32,174,000	23,153,398
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2A
0.56%	02/25/37	[3]	7,774,740	4,102,715
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B
0.72%	02/25/37	[3]	38,074,582	20,723,020

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  67

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.68%	02/25/37	[3]	$63,845,098	$31,350,008
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
0.58%	05/25/37	[3]	24,238,766	15,964,310
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2C
0.80%	05/25/37	[3]	18,280,668	12,476,272
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.60%	12/25/36	[3]	43,450,941	22,903,430
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
0.59%	01/25/37	[3]	24,362,831	15,566,229
Sequoia Mortgage Trust, Series 2003-2, Class A1
1.11%	06/20/33	[3]	2,139	1,963
Sequoia Mortgage Trust, Series 2003-8, Class A1
1.09%	01/20/34	[3]	3,358	3,046
Sequoia Mortgage Trust, Series 2004-3, Class A
1.40%	05/20/34	[3]	974,728	931,891
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.72%	02/25/36	[3]	1,299,649	1,190,120
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.69%	12/25/36	[3,4]	20,241,331	11,871,703
Soundview Home Loan Trust, Series 2006-1, Class A3
0.64%	02/25/36	[3]	2,812,319	2,803,635
Soundview Home Loan Trust, Series 2006-EQ1, Class A4
0.70%	10/25/36	[3]	14,062,000	9,939,493
Soundview Home Loan Trust, Series 2006-WF2, Class A2C
0.59%	12/25/36	[3]	8,876,913	8,858,354
Stru Tcw-1043 Coll
2.58%	09/01/26		284,677,800	292,006,029
Stru Tcw-1045 Coll
2.32%	08/01/26		14,095,000	14,201,263
Stru Tcw-1046 Coll
2.32%	07/01/26		27,000,000	27,246,797
Stru Tcw-1047 Coll
2.32%	07/01/26		31,800,000	32,088,188
Stru Tcw-1048 Coll
2.48%	08/28/26		51,160,000	52,065,292
Stru Tcw-1049 Coll
2.60%	08/28/26		15,985,000	16,314,066

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Stru Tcw-1052 Coll
2.54%	07/28/28		$16,550,000	$16,548,707
Stru Tcw-1053 Coll
2.51%	08/28/26		2,723,000	2,772,368
Stru Tcw-1054 Coll
2.26%	08/28/26		29,073,000	29,002,589
Stru Tcw-1055 Coll
2.33%	08/28/26		2,152,000	2,156,203
Stru Tcw-1056 Coll
2.21%	07/01/26		47,025,000	46,937,063
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
2.72%	02/25/34	[3]	31,837	31,848
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.82%	09/25/34	[3]	17,834,397	17,574,290
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.87%	10/25/34	[3]	366,727	347,819
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
2.89%	10/25/34	[3]	19,613,172	19,997,273
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
2.91%	10/25/34	[3]	4,467,064	4,282,527
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
2.98%	11/25/34	[3]	15,286,914	15,088,941
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
1.50%	11/25/34	[3]	81,769	73,046
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
3.04%	01/25/35	[3]	1,264,065	1,207,633
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
2.88%	06/25/35	[3]	4,312,880	4,012,266
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1
0.61%	01/25/37	[3]	62,544,297	49,120,540
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
3.01%	10/25/47	[3]	1,490,564	1,188,199
Structured Asset Investment Loan Trust, Series 2005-HE3, Class A5
1.17%	09/25/35	[3]	14,651,253	14,687,852
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
0.65%	01/25/36	[3]	12,138,730	11,965,263

See accompanying notes to Schedule of Portfolio Investments.

68  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 24A1
2.70%	05/25/36	[3]	$679,224	$376,334
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2004-23XS, Class 2A1
0.75%	01/25/35	[3]	3,535,948	3,126,143
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF2, Class A4
0.76%	07/25/36	[3]	38,335,435	36,678,332
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A1
0.59%	09/25/36	[3]	18,304,720	17,915,007
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A3
0.60%	09/25/36	[3]	1,613,410	1,607,490
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC4, Class A3
0.70%	11/25/37	[3]	1,121,398	1,120,703
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		2,137	2,158
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.65%	10/25/31	[3]	10,061	10,027
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.69%	09/25/33	[3]	397,178	383,820
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.94%	11/25/33	[3]	3,062,498	3,095,741
Structured Asset Securities Corp., Series 2004-2AC, Class A1
2.71%	02/25/34	[3]	24,981	24,100
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		5,341,206	5,453,382
Structured Asset Securities Corp., Series 2005-5, Class 2A4
5.50%	04/25/35		5,120,226	4,987,468
Structured Asset Securities Corp., Series 2006-WF1, Class A5
0.75%	02/25/36	[3]	4,306,984	4,305,962
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
3.18%	06/25/37	[3]	9,915,160	8,818,411
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
2.26%	12/25/44	[3]	241,777	234,330
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[3]	853,214	872,504

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A3
0.68%	01/25/37	[3]	$27,326,753	$17,691,127
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.56%	01/25/37	[3]	5,216,881	2,859,677
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
0.60%	01/25/37	[3]	48,157,681	26,571,395
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
0.68%	01/25/37	[3]	16,165,720	9,029,631
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
2.51%	11/25/30	[3]	444,839	443,869
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.90%	06/25/33	[3]	9,172,805	9,145,296
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
2.79%	06/25/34	[3]	83,433	84,158
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.87%	05/25/44	[3]	3,291,675	3,111,259
WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
1.00%	05/25/35	[3]	5,550,974	3,777,332
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.95%	06/25/35	[3]	9,922,829	7,702,238
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
1.09%	01/25/45	[3]	1,370,983	1,254,653
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.77%	08/25/45	[3]	69,837,354	65,870,655
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.43%	10/25/35	[3]	2,823,063	2,710,072
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.74%	10/25/45	[3]	10,762,873	10,203,493
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.62%	12/25/35	[3]	8,678,225	8,005,487
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
0.71%	11/25/45	[3]	48,424,816	44,448,015
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
0.72%	12/25/45	[3]	22,853,503	21,471,538

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  69

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.74%	12/25/45	[3]	$31,470,720	$28,701,171
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
0.78%	01/25/45	[3]	23,009,689	20,993,364
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.76%	01/25/45	[3]	2,247,280	2,069,207
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23
0.83%	01/25/45	[3]	7,980,078	7,395,572
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.68%	04/25/45	[3]	312,203	293,415
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
1.51%	01/25/46	[3]	58,707,123	55,597,084
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
2.47%	09/25/36	[3]	26,798,311	24,515,448
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
3.72%	12/25/36	[3]	1,268,585	1,112,989
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.44%	02/25/46	[3]	1,455,328	1,327,376
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.35%	05/25/46	[3]	9,890,648	9,005,886
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.42%	07/25/46	[3]	21,611,882	18,154,093
WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		516,281	497,761
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
4.41%	07/25/37	[3]	531,686	482,671
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
1.14%	02/25/47	[3]	23,955,576	18,568,844
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		415,322	386,346
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
2.79%	12/25/33	[3]	1,670,247	1,674,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
2.87%	07/25/34	[3]	380,667	379,381

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
2.90%	09/25/34	[3]	$4,036,156	$4,112,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.88%	06/25/35	[3]	1,727,100	1,725,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		3,949,044	3,974,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		430,213	426,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
2.98%	03/25/36	[3]	6,278,723	5,916,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
3.05%	07/25/36	[3]	397,725	383,987
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.05%	07/25/36	[3]	134,885	130,226
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
3.05%	07/25/36	[3]	288,473	275,924
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
3.05%	07/25/36	[3]	1,686,267	1,612,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
2.87%	04/25/36	[3]	15,705	15,532
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL
1.40%	03/15/44	[3,4]	90,381,528	90,456,509

				5,897,059,862

U.S. Agency Mortgage-Backed — 28.74%
Fannie Mae Pool (TBA)
2.50%	07/25/27		558,305,000	577,758,440
2.50%	08/25/28		332,135,000	343,130,269
3.00%	07/25/27		127,235,000	133,417,826
3.00%	08/25/42		488,950,000	506,540,622
3.00%	07/25/43		281,140,000	291,781,520
3.50%	07/25/42		804,425,000	848,856,876
4.00%	07/25/41		734,305,000	787,370,006
4.00%	08/25/43		15,330,000	16,423,020
4.50%	07/25/39		247,855,000	270,587,951
4.50%	08/25/44		806,390,000	879,842,896
Fannie Mae Pool 190375
5.50%	11/01/36		1,755,707	1,977,053
Fannie Mae Pool 254232
6.50%	03/01/22		29,385	33,832

See accompanying notes to Schedule of Portfolio Investments.

70  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 313182
7.50%	10/01/26		$3,727	$4,192
Fannie Mae Pool 394854
6.50%	05/01/27		1,754	2,036
Fannie Mae Pool 464367
4.54%	01/01/20		5,003,693	5,493,402
Fannie Mae Pool 466766
3.88%	12/01/20		18,078,901	19,719,187
Fannie Mae Pool 467243
4.55%	01/01/21		2,559,312	2,874,363
Fannie Mae Pool 467572
3.80%	04/01/18		5,522,327	5,725,130
Fannie Mae Pool 468128
4.33%	07/01/21		1,970,000	2,195,594
Fannie Mae Pool 468551
3.98%	07/01/21		10,252,500	11,407,113
Fannie Mae Pool 468587
3.84%	08/01/21		724,462	794,040
Fannie Mae Pool 468764
4.16%	07/01/21		28,200,000	31,247,171
Fannie Mae Pool 545191
7.00%	09/01/31		9,613	10,795
Fannie Mae Pool 545756
7.00%	06/01/32		1,464	1,739
Fannie Mae Pool 545831
6.50%	08/01/17		4,100	4,170
Fannie Mae Pool 555284
7.50%	10/01/17		1,903	1,945
Fannie Mae Pool 606108
7.00%	03/01/31		4,886	5,087
Fannie Mae Pool 613142
7.00%	11/01/31		10,796	12,916
Fannie Mae Pool 625666
7.00%	01/01/32		10,650	12,281
Fannie Mae Pool 633698
7.50%	02/01/31		70,367	87,740
Fannie Mae Pool 646884
2.29%	05/01/32	[3]	5,403	5,545
Fannie Mae Pool 655928
7.00%	08/01/32		209,503	259,164
Fannie Mae Pool 725257
5.50%	02/01/34		1,926,942	2,182,781
Fannie Mae Pool 734922
4.50%	09/01/33		3,314,229	3,681,453
Fannie Mae Pool 735207
7.00%	04/01/34		36,201	41,314
Fannie Mae Pool 735224
5.50%	02/01/35		7,499,574	8,505,844

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735646
4.50%	07/01/20		$1,500,624	$1,553,982
Fannie Mae Pool 735651
4.50%	06/01/35		8,222,571	9,004,199
Fannie Mae Pool 735686
6.50%	12/01/22		42,680	49,132
Fannie Mae Pool 740297
5.50%	10/01/33		3,361	3,806
Fannie Mae Pool 745592
5.00%	01/01/21		7,233	7,491
Fannie Mae Pool 817611
2.43%	11/01/35	[3]	654,284	699,285
Fannie Mae Pool 839109
2.79%	11/01/35	[3]	8,317	8,749
Fannie Mae Pool 841031
2.71%	11/01/35	[3]	2,960	3,110
Fannie Mae Pool 844773
2.48%	12/01/35	[3]	6,866	7,210
Fannie Mae Pool 888412
7.00%	04/01/37		908,572	1,042,516
Fannie Mae Pool 889125
5.00%	12/01/21		4,845,057	5,093,424
Fannie Mae Pool 889184
5.50%	09/01/36		6,831,733	7,758,576
Fannie Mae Pool 918445
5.52%	05/01/37	[3]	41,507	43,884
Fannie Mae Pool 933033
6.50%	10/01/37		715,004	825,907
Fannie Mae Pool AB1613
4.00%	10/01/40		57,173,244	62,726,236
Fannie Mae Pool AB1803
4.00%	11/01/40		62,147,533	68,165,648
Fannie Mae Pool AB2127
3.50%	01/01/26		37,288,364	39,745,687
Fannie Mae Pool AB3679
3.50%	10/01/41		20,309,659	21,743,690
Fannie Mae Pool AB3864
3.50%	11/01/41		17,399,918	18,644,560
Fannie Mae Pool AB4045
3.50%	12/01/41		18,624,286	20,039,624
Fannie Mae Pool AB4262
3.50%	01/01/32		14,430,942	15,420,814
Fannie Mae Pool AB9703
3.50%	06/01/43		46,263,224	49,329,496
Fannie Mae Pool AD0849
4.25%	02/01/20		27,456,663	29,975,099
Fannie Mae Pool AD0850
4.31%	02/01/20		47,087,519	51,421,890

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  71

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0895
4.51%	07/01/19	$42,477,865	$45,973,651
Fannie Mae Pool AE0482
5.50%	01/01/38	16,478,256	18,572,985
Fannie Mae Pool AE0600
3.92%	11/01/20	32,429,014	35,389,422
Fannie Mae Pool AE0605
4.64%	07/01/20	23,129,544	25,383,958
Fannie Mae Pool AE0918
3.66%	10/01/20	5,316,081	5,757,820
Fannie Mae Pool AH3780
4.00%	02/01/41	25,154,115	27,597,798
Fannie Mae Pool AJ1404
4.00%	09/01/41	38,760,243	42,152,293
Fannie Mae Pool AL0209
4.50%	05/01/41	37,547,200	42,168,729
Fannie Mae Pool AL0290
4.45%	04/01/21	31,686,150	35,635,832
Fannie Mae Pool AL0600
4.30%	07/01/21	4,553,856	5,096,787
Fannie Mae Pool AL0834
4.05%	10/01/21	37,316,550	41,377,425
Fannie Mae Pool AL0851
6.00%	10/01/40	31,284,693	35,809,787
Fannie Mae Pool AL1445
4.36%	11/01/21	75,451,172	83,760,715
Fannie Mae Pool AL2669
4.46%	09/01/21	24,003,811	26,580,305
Fannie Mae Pool AL4597
4.00%	01/01/44	93,898,432	103,167,236
Fannie Mae Pool AL6162
3.32%	02/01/23	28,389,821	30,508,123
Fannie Mae Pool AL6466
2.90%	11/01/26	100,815,028	106,797,216
Fannie Mae Pool AL6829
2.97%	05/01/27	6,797,846	7,217,326
Fannie Mae Pool AL7091
3.00%	06/01/45	39,053,297	40,698,415
Fannie Mae Pool AM0414
2.87%	09/01/27	39,760,000	41,321,669
Fannie Mae Pool AM4108
3.85%	08/01/25	4,796	5,327
Fannie Mae Pool AM4109
3.85%	08/01/25	4,796	5,412
Fannie Mae Pool AM4236
3.94%	08/01/25	9,621	10,700
Fannie Mae Pool AM4687
3.70%	12/01/25	5,385,984	5,931,880

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM4869
4.07%	12/01/25	$1,910,471	$2,191,546
Fannie Mae Pool AM5327
3.71%	03/01/26	2,949,324	3,291,365
Fannie Mae Pool AM6057
3.44%	08/01/26	6,750,000	7,337,935
Fannie Mae Pool AM6155
3.23%	07/01/26	3,000,000	3,266,097
Fannie Mae Pool AM6667
3.39%	09/01/26	3,461,000	3,754,642
Fannie Mae Pool AM7016
3.47%	10/01/29	5,065,000	5,635,408
Fannie Mae Pool AM8036
2.66%	03/01/27	1,965,000	2,015,541
Fannie Mae Pool AM8709
2.82%	04/01/27	6,500,000	6,857,640
Fannie Mae Pool AM8765
2.83%	06/01/27	4,000,000	4,156,231
Fannie Mae Pool AM8958
2.97%	06/01/30	5,500,000	5,809,399
Fannie Mae Pool AM8969
3.27%	07/01/30	12,691,000	13,770,922
Fannie Mae Pool AM9004
2.80%	06/01/25	100,000,000	105,444,768
Fannie Mae Pool AM9282
3.76%	12/01/30	10,000,000	11,280,431
Fannie Mae Pool AM9440
3.05%	07/01/27	47,705,000	50,385,992
Fannie Mae Pool AM9601
3.39%	08/01/27	3,876,145	4,259,911
Fannie Mae Pool AM9602
3.57%	08/01/27	1,809,527	1,983,279
Fannie Mae Pool AM9623
3.34%	07/01/30	1,420,000	1,523,611
Fannie Mae Pool AM9749
3.48%	11/01/30	5,648,208	6,289,734
Fannie Mae Pool AM9954
3.22%	11/01/27	3,295,000	3,606,274
Fannie Mae Pool AN0153
3.36%	11/01/30	10,950,000	11,766,508
Fannie Mae Pool AN0154
3.36%	11/01/30	15,525,000	16,682,651
Fannie Mae Pool AN0543
3.53%	01/01/31	7,125,000	7,910,285
Fannie Mae Pool AN0648
3.28%	01/01/28	14,503,324	15,593,502
Fannie Mae Pool AN0768
3.19%	01/01/26	13,232,216	14,228,702

See accompanying notes to Schedule of Portfolio Investments.

72  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN0854
3.28%	02/01/28	$8,815,000	$9,668,793
Fannie Mae Pool AN0959
2.92%	05/01/31	35,459,000	36,551,931
Fannie Mae Pool AN0962
3.43%	02/01/31	15,423,000	16,972,618
Fannie Mae Pool AN1210
2.85%	05/01/31	5,977,500	6,119,601
Fannie Mae Pool AN1427
2.96%	04/01/28	4,293,937	4,502,206
Fannie Mae Pool AN1468
2.97%	05/01/31	26,320,000	27,043,800
Fannie Mae Pool AN1482
3.03%	05/01/31	5,618,430	5,861,921
Fannie Mae Pool AN1682
3.13%	05/01/31	22,430,802	23,595,829
Fannie Mae Pool AU3739
3.50%	08/01/43	62,881,294	67,588,882
Fannie Mae Pool BC1158
3.50%	02/01/46	443,276,280	468,129,784
Fannie Mae Pool FN0000
3.58%	09/01/20	10,553,597	11,418,855
Fannie Mae Pool FN0001
3.76%	12/01/20	24,258,374	26,417,486
Fannie Mae Pool FN0003
4.28%	01/01/21	7,045,058	7,797,575
Fannie Mae Pool FN0005
3.38%	11/01/20	39,372,922	42,367,945
Fannie Mae Pool FN0007
3.46%	11/01/20	100,000	108,224
Fannie Mae Pool FN0010
3.84%	09/01/20	329,621	359,414
Fannie Mae Pool MA1177
3.50%	09/01/42	111,211,254	118,283,793
Fannie Mae Pool MA1404
3.50%	04/01/43	8,223	8,768
Fannie Mae Pool MA1527
3.00%	07/01/33	105,356,363	110,871,110
Fannie Mae Pool MA1561
3.00%	09/01/33	65,464,743	68,891,414
Fannie Mae Pool MA1582
3.50%	09/01/43	30,467,104	32,406,794
Fannie Mae Pool MA1584
3.50%	09/01/33	114,857,305	122,390,330
Fannie Mae Pool MA1608
3.50%	10/01/33	78,102,283	83,224,695
Fannie Mae REMICS, Series 1988-28, Class H
9.05%	12/25/18	278	284

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1989-27, Class Y
6.90%	06/25/19		$184	$192
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21		4,041	4,330
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22		1,154	1,282
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[10]	58,796	56,870
Fannie Mae REMICS, Series 1993-199, Class SD (IO)
0.88%	10/25/23	[3]	23,641	51
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		9,103	9,913
Fannie Mae REMICS, Series 1994-55, Class H
7.00%	03/25/24		24,263	26,806
Fannie Mae REMICS, Series 1997-34, Class SA
3.82%	10/25/23	[3]	6,099	7,295
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		16,227	18,555
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		46,174	51,141
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		189,047	220,875
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
6.27%	03/25/35	[3]	24,966,431	2,595,503
Fannie Mae REMICS, Series 2005-117, Class LC
5.50%	11/25/35		14,654,404	15,832,659
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
6.17%	11/25/35	[3]	158,662	26,679
Fannie Mae REMICS, Series 2005-92, Class US (IO)
5.67%	10/25/25	[3]	10,940,896	1,494,751
Fannie Mae REMICS, Series 2006-18, Class PD
5.50%	08/25/34		38,860	38,984
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		142,016	151,776

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  73

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2006-49, Class SE
27.19%	04/25/36	[3]	$4,590,549	$7,792,041
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
5.97%	03/25/37	[3]	4,461,984	564,521
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
5.68%	04/25/37	[3]	7,837,772	1,479,378
Fannie Mae REMICS, Series 2007-64, Class FA
0.92%	07/25/37	[3]	11,853	11,975
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		1,975,502	2,135,324
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.17%	10/25/40	[3]	9,147,671	1,700,547
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		28,945	29,992
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
5.92%	03/25/40	[3]	14,964,425	3,132,203
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
5.99%	05/25/40	[3]	27,018,200	4,808,137
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	11,768,106
Fannie Mae REMICS, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	28,034,513
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		111,715	116,837
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[10]	31,508,795	26,120,760
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[10]	19,529,058	16,219,867
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		213	223
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22		121	129
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23		4,826	5,359

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Trust, Series 2003-W2, Class 2A9
5.90%	07/25/42		$41,447	$48,053
Fannie Mae, Series 2015-M4, Class FA
0.67%	09/25/18	[3]	117,669,921	117,291,165
Fannie Mae-Aces, Series 2011-M5, Class X
1.36%	07/25/21	[3]	175,297,692	9,284,046
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		16,094,856	16,150,358
Fannie Mae-Aces, Series 2014-M12, Class FA
0.76%	10/25/21	[3]	70,357,700	69,730,366
Fannie Mae-Aces, Series 2014-M6, Class FA
0.75%	12/25/17	[3]	47,522,145	47,551,158
Fannie Mae-Aces, Series 2014-M8, Class A1
2.35%	06/25/24		7,074,718	7,396,082
Fannie Mae-Aces, Series 2014-M8, Class FA
0.71%	05/25/18	[3]	111,704,574	111,428,038
Fannie Mae-Aces, Series 2015-M10, Class A2
3.09%	04/25/27	[3]	122,515,000	130,964,124
Fannie Mae-Aces, Series 2015-M10, Class FA
0.71%	03/25/19	[3]	62,629,977	62,670,135
Fannie Mae-Aces, Series 2015-M2, Class A3
3.15%	12/25/24	[3]	29,066	31,199
Fannie Mae-Aces, Series 2015-M8, Class FA
0.63%	11/25/18	[3]	81,444,096	81,309,379
Freddie Mac Gold Pool A24156
6.50%	10/01/31		393,655	452,559
Freddie Mac Gold Pool A25162
5.50%	05/01/34		3,506,696	3,995,100
Freddie Mac Gold Pool A39012
5.50%	06/01/35		78,187	90,462
Freddie Mac Gold Pool A54856
5.00%	01/01/34		6,653,273	7,433,323
Freddie Mac Gold Pool A61164
5.00%	04/01/36		20,708	23,163
Freddie Mac Gold Pool A97038
4.00%	02/01/41		21,039,912	22,846,349
Freddie Mac Gold Pool C01492
5.00%	02/01/33		1,270,167	1,416,855
Freddie Mac Gold Pool C04546
3.00%	02/01/43		28,628,918	30,025,837

See accompanying notes to Schedule of Portfolio Investments.

74  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C04573
3.00%	03/01/43	$35,582,995	$37,039,353
Freddie Mac Gold Pool C46104
6.50%	09/01/29	28,819	33,218
Freddie Mac Gold Pool C55789
7.50%	10/01/27	15,133	17,129
Freddie Mac Gold Pool C90573
6.50%	08/01/22	87,490	99,453
Freddie Mac Gold Pool E02402
6.00%	10/01/22	25,959	28,725
Freddie Mac Gold Pool G00992
7.00%	11/01/28	1,613	1,819
Freddie Mac Gold Pool G01515
5.00%	02/01/33	1,342,496	1,496,307
Freddie Mac Gold Pool G02579
5.00%	12/01/34	1,566,833	1,747,930
Freddie Mac Gold Pool G02884
6.00%	04/01/37	5,219,910	5,994,867
Freddie Mac Gold Pool G02955
5.50%	03/01/37	6,146,288	6,984,314
Freddie Mac Gold Pool G03357
5.50%	08/01/37	2,356,842	2,721,692
Freddie Mac Gold Pool G03676
5.50%	12/01/37	4,568,710	5,272,532
Freddie Mac Gold Pool G03783
5.50%	01/01/38	3,138,145	3,621,003
Freddie Mac Gold Pool G03985
6.00%	03/01/38	45,149	52,010
Freddie Mac Gold Pool G04438
5.50%	05/01/38	8,863,825	10,054,561
Freddie Mac Gold Pool G04703
5.50%	08/01/38	8,977,098	10,050,536
Freddie Mac Gold Pool G04706
5.50%	09/01/38	304,221	345,798
Freddie Mac Gold Pool G05866
4.50%	02/01/40	29,662,540	33,223,625
Freddie Mac Gold Pool G06361
4.00%	03/01/41	37,788	41,558
Freddie Mac Gold Pool G06498
4.00%	04/01/41	40,080,291	43,794,825
Freddie Mac Gold Pool G06499
4.00%	03/01/41	18,760,174	20,485,232
Freddie Mac Gold Pool G06620
4.50%	07/01/41	42,032,274	46,292,965
Freddie Mac Gold Pool G07408
3.50%	06/01/43	35,626,979	38,299,004
Freddie Mac Gold Pool G07786
4.00%	08/01/44	350,398,986	382,792,471

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G07848
3.50%	04/01/44	$170,435,862	$182,031,628
Freddie Mac Gold Pool G07849
3.50%	05/01/44	24,741,336	26,476,974
Freddie Mac Gold Pool G07924
3.50%	01/01/45	37,125,404	39,679,339
Freddie Mac Gold Pool G07925
4.00%	02/01/45	22,734,477	24,836,495
Freddie Mac Gold Pool G08676
3.50%	11/01/45	139,339,846	147,237,418
Freddie Mac Gold Pool G08677
4.00%	11/01/45	283,049,266	303,242,140
Freddie Mac Gold Pool G08681
3.50%	12/01/45	91,261,349	96,436,958
Freddie Mac Gold Pool G08682
4.00%	12/01/45	194,912,795	208,836,892
Freddie Mac Gold Pool G08686
3.00%	01/01/46	361,816,587	375,527,695
Freddie Mac Gold Pool G08687
3.50%	01/01/46	654,156,668	691,343,676
Freddie Mac Gold Pool G08688
4.00%	01/01/46	456,369,991	488,960,276
Freddie Mac Gold Pool G08692
3.00%	02/01/46	296,591,327	307,831,017
Freddie Mac Gold Pool G08693
3.50%	02/01/46	128,719,081	136,020,656
Freddie Mac Gold Pool G08694
4.00%	02/01/46	491,902,648	527,030,651
Freddie Mac Gold Pool G08697
3.00%	03/01/46	48,867,039	50,719,569
Freddie Mac Gold Pool G08698
3.50%	03/01/46	452,450,642	478,187,596
Freddie Mac Gold Pool G08699
4.00%	03/01/46	25,903,525	27,872,598
Freddie Mac Gold Pool G08701
3.00%	04/01/46	429,675,709	445,954,004
Freddie Mac Gold Pool G08702
3.50%	04/01/46	618,885,357	654,233,923
Freddie Mac Gold Pool G08706
3.50%	05/01/46	14,968	15,823
Freddie Mac Gold Pool G08710
3.00%	06/01/46	376,710,000	390,980,491
Freddie Mac Gold Pool G08711
3.50%	06/01/46	431,839,341	456,516,088
Freddie Mac Gold Pool G11707
6.00%	03/01/20	370,022	385,296
Freddie Mac Gold Pool G12393
5.50%	10/01/21	4,541,613	4,869,324

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  75

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G12399
6.00%	09/01/21	$2,472	$2,685
Freddie Mac Gold Pool G12824
6.00%	08/01/22	2,338,440	2,568,789
Freddie Mac Gold Pool G12909
6.00%	11/01/22	6,365,276	7,006,791
Freddie Mac Gold Pool G13032
6.00%	09/01/22	1,143,855	1,243,951
Freddie Mac Gold Pool G13058
4.50%	10/01/20	2,389,911	2,446,941
Freddie Mac Gold Pool G18582
3.00%	01/01/31	112,125,280	117,812,644
Freddie Mac Gold Pool G18595
2.50%	04/01/31	171,118,107	177,199,879
Freddie Mac Gold Pool G18596
3.00%	04/01/31	111,559,910	117,219,106
Freddie Mac Gold Pool G60023
3.50%	04/01/45	30,610,137	32,694,940
Freddie Mac Gold Pool G60080
3.50%	06/01/45	465,648,681	497,682,107
Freddie Mac Gold Pool G60138
3.50%	08/01/45	425,546,577	454,541,754
Freddie Mac Gold Pool G60238
3.50%	10/01/45	487,351,209	520,878,814
Freddie Mac Gold Pool G60440
3.50%	03/01/46	354,234,335	378,630,291
Freddie Mac Gold Pool H00790
5.50%	05/01/37	54,065	59,891
Freddie Mac Gold Pool H03161
6.50%	08/01/37	1,172	1,221
Freddie Mac Gold Pool H05069
5.50%	05/01/37	2,303,146	2,558,201
Freddie Mac Gold Pool H09082
6.50%	09/01/37	3,008	3,477
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	62,731,819	68,655,931
Freddie Mac Gold Pool U99097
3.50%	07/01/43	106,545,621	113,274,891
Freddie Mac Gold Pool V80356
3.50%	08/01/43	65,461,552	70,105,228
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K040, Class A2
3.24%	09/25/24	2,840,000	3,116,641
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K053, Class A2
3.00%	12/25/25	205,000,000	220,411,900

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K152, Class A2
3.08%	01/25/31		$120,000,000	$126,353,058
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25	[3]	46,605,000	50,551,549
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		53,145,477	54,968,139
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		70,890,000	78,278,368
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KX01, Class A
2.36%	02/25/23		71,179,156	73,737,513
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20		196	209
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21		636	683
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21		4,023	4,306
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21		78	83
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27		139,583	159,500
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23		70,161	76,765
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28		611,530	678,909
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		33,681	38,206
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		21,550	24,857
Freddie Mac REMICS, Series 2433, Class SA
19.78%	02/15/32	[3]	18,468	27,895
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		74,150	83,063

See accompanying notes to Schedule of Portfolio Investments.

76  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		$28,813	$1,639
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		19,638	20,530
Freddie Mac REMICS, Series 3019, Class SW (IO)
6.77%	08/15/35	[3]	3,034,786	652,296
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		7,993,769	8,933,487
Freddie Mac REMICS, Series 3300, Class SA (IO)
6.77%	08/15/35	[3]	1,341,747	245,307
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		30,974,584	2,923,644
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		35,547	36,793
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	75,999,929
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.52%	07/15/41	[3]	13,772,869	1,674,478
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	21,057,560
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	11,438,373
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	36,159,201
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		29,451,407	30,297,193
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		43,618,410	44,903,739
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[10]	50,245,866	41,109,881
Freddie Mac Strips, Series 319, Class F2
0.94%	11/15/43	[3]	10,037,002	10,000,328
Ginnie Mae I Pool 782817
4.50%	11/15/39		33,169,594	36,657,003
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		821,075,000	858,728,990
3.50%	07/01/32		760,425,000	807,060,458

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 2631
7.00%	08/20/28		$3,313	$3,942
Ginnie Mae II Pool 80968
1.88%	07/20/34	[3]	25,584	26,475
Ginnie Mae II Pool 81267
2.00%	03/20/35	[3]	51,093	53,449
Ginnie Mae II Pool 8631
2.00%	05/20/25	[3]	8,173	8,461
Ginnie Mae II Pool 8644
2.50%	06/20/25	[3]	13,376	13,970
Ginnie Mae II Pool G281432
1.88%	08/20/35	[3]	47,994	49,987
Ginnie Mae II Pool G281497
2.00%	10/20/35	[3]	42,724	44,579
Ginnie Mae II Pool MA3174
4.00%	10/20/45		45,503,806	48,655,302
Ginnie Mae II Pool MA3310
3.50%	12/20/45		4,754	5,049
Ginnie Mae II Pool MA3377
4.00%	01/20/46		224,086,270	239,956,138
Ginnie Mae II Pool MA3454
3.50%	02/20/46		265,430,514	282,071,773
Ginnie Mae II Pool MA3521
3.50%	03/20/46		149,549,127	158,948,522
Ginnie Mae II Pool MA3596
3.00%	04/20/46		217,974,012	228,097,902
Ginnie Mae II Pool MA3597
3.50%	04/20/46		357,312,554	379,798,108
Ginnie Mae II Pool MA3662
3.00%	05/20/46		452,085,700	473,082,978
Ginnie Mae II Pool MA3663
3.50%	05/20/46		331,750,479	352,831,434
Ginnie Mae II Pool MA3735
3.00%	06/20/46		2,525,000	2,644,113
Ginnie Mae, Series 2000-22, Class SG (IO)
10.37%	05/16/30	[3]	109,550	12,321
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		14,639,389	16,221,234
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		94,862	98,247
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		26,562,388	30,807,530
Ginnie Mae, Series 2007-35, Class PY (IO)
6.32%	06/16/37	[3]	24,966,209	4,965,941
Ginnie Mae, Series 2009-106, Class SD (IO)
5.82%	03/20/36	[3]	22,123,688	3,643,293
Ginnie Mae, Series 2009-106, Class XI (IO)
6.37%	05/20/37	[3]	55,977,418	11,552,950

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  77

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-124, Class SC (IO)
6.05%	12/20/39	[3]	$9,649,013	$1,742,477
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		27,150	28,358
Ginnie Mae, Series 2009-66, Class XS (IO)
6.37%	07/16/39	[3]	114,464	17,216
Ginnie Mae, Series 2009-8, Class PS (IO)
5.87%	08/16/38	[3]	186,689	25,190
Ginnie Mae, Series 2010-4, Class SL (IO)
5.97%	01/16/40	[3]	116,984	21,599
Ginnie Mae, Series 2010-4, Class SM (IO)
5.37%	01/16/40	[3]	21,269,901	3,488,182
Ginnie Mae, Series 2010-6, Class BS (IO)
6.07%	09/16/39	[3]	7,819,039	836,259
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		248,889	52,646
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	54,095,021
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.91%	10/07/20	[3]	22,295,634	22,346,312
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.76%	12/08/20	[3]	11,236,016	11,261,189
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
1.01%	12/08/20	[3]	29,937,025	30,014,753
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.99%	03/09/21	[3]	2,910,761	2,909,277

				22,643,599,526

Total Mortgage-Backed (Cost $30,289,297,626)				30,846,150,073

MUNICIPAL BONDS — 0.79%*
California — 0.18%
Bay Area Toll Authority, Build America Bonds
6.26%	04/01/49		2,275,000	3,547,089
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	472,413
San Diego County Water Authority, Build America Bonds
6.14%	05/01/49		7,900,000	11,350,325
State of California, Build America Bonds
6.65%	03/01/22		4,245,000	5,284,473
7.30%	10/01/39		5,540,000	8,395,981
7.95%	03/01/36		7,350,000	8,935,322

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		$3,885,000	$5,890,087
State of California, Taxable, Various Purpose
6.20%	03/01/19		10,680,000	12,139,208
University of California, Floating Rate Notes, Series Y, Class 1
0.97%	07/01/41	[3]	12,485,000	12,486,748
University of California, Floating Rate Notes, Series Y, Class 2
0.97%	07/01/41	[3]	15,000,000	15,002,100
University of California, Revenue Bonds
3.93%	05/15/45		57,230,000	60,692,987

				144,196,733

Illinois — 0.01%
State of Illinois, Build America Bonds
6.63%	02/01/35		4,120,000	4,392,044
State of Illinois, Taxable Pension Bonds
5.10%	06/01/33		591,000	568,583

				4,960,627

New Jersey — 0.02%
New Jersey State Turnpike Authority, Build America Bonds, Series A
7.10%	01/01/41		8,895,000	13,461,960

New York — 0.58%
City of New York, Build America Bonds
4.77%	10/01/23		4,420,000	5,166,980
5.05%	10/01/24		13,820,000	16,603,624
5.21%	10/01/31		6,420,000	7,865,720
5.52%	10/01/37		6,075,000	7,974,288
5.82%	10/01/31		220,000	256,311
5.99%	12/01/36		14,055,000	19,103,837
City of New York, Build America Bonds, Series F1
6.27%	12/01/37		9,655,000	13,837,836
6.65%	12/01/31		46,470,000	55,960,103
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20		50,000	53,798
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		3,555,000	4,089,388
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.27%	05/01/27		8,050,000	9,982,080
5.51%	08/01/37		25,000,000	32,787,250
5.57%	11/01/38		41,825,000	56,216,564

See accompanying notes to Schedule of Portfolio Investments.

78  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Water and Sewer Authority, Build America, Taxable Bonds
5.44%	06/15/43		$49,625,000	$69,413,961
5.88%	06/15/44		29,220,000	42,369,000
6.01%	06/15/42		3,945,000	5,744,078
New York State Dormitory Authority, Taxable, Build American Bonds
5.43%	03/15/39		28,100,000	36,527,752
New York State Dormitory Authority, Build American Bonds
5.29%	03/15/33		44,990,000	57,665,033
New York State Urban Development Corp.
3.20%	03/15/22		15,870,000	17,184,671

				458,802,274

Total Municipal Bonds (Cost $576,119,532)				621,421,594

U.S. AGENCY SECURITIES — 1.50%
U.S. Agency Securities — 1.50%
Fannie Mae, Series 2
0.47%	07/20/17	[3]	63,140,000	63,132,644
Federal Farm Credit Bank
0.48%	04/26/17	[3]	152,825,000	152,823,472
0.50%	04/17/17	[3]	27,465,000	27,468,488
0.50%	05/08/17	[3]	290,370,000	290,346,770
0.50%	05/24/17	[3]	70,685,000	70,694,330
0.51%	02/27/17	[3]	133,065,000	133,087,222
Federal Home Loan Bank (STEP)
1.25%	06/28/30		344,995,000	345,264,786
Freddie Mac
0.45%	04/20/17	[3]	102,675,000	102,654,578

Total U.S. Agency Securities (Cost $1,184,612,085)				1,185,472,290

U.S. TREASURY SECURITIES — 24.85%
U.S. Treasury Bonds — 6.58%
U.S. Treasury Bonds
2.50%	05/15/46		2,296,770,000	2,393,484,688
2.75%	08/15/42		59,290,000	65,348,727
3.00%	11/15/44		150,325,000	172,681,514
3.13%	02/15/42		155,870,000	184,258,447
3.75%	11/15/43		101,380,000	133,793,923
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.25%	01/15/25	[11]	559,113,458	568,100,648
0.38%	07/15/25	[11]	374,691,379	385,842,299
0.63%	02/15/43	[11]	202,930,650	197,568,960
0.75%	02/15/45	[11]	493,764,738	496,084,494
1.38%	02/15/44	[11]	504,703,035	583,598,617

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
				$5,180,762,317

U.S. Treasury Notes — 18.27%
U.S. Treasury Notes
0.35%	07/31/17	[3]	$ 400,000,000	400,080,000
0.54%	01/31/18	[3]	440,000,000	440,859,936
0.63%	08/31/17		300,000,000	300,345,552
0.75%	10/31/17		780,530,000	782,603,283
0.75%	02/28/18		5,205,090,000	5,220,644,370
1.00%	12/31/17		158,445,000	159,471,884
1.13%	06/30/21		3,682,440,000	3,702,146,762
1.38%	05/31/21		1,041,835,000	1,060,758,943
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	07/15/24	[11]	332,944,409	336,497,232
2.50%	07/15/16	[11]	612,012,989	613,448,606
U.S. Treasury Notes (WI)
1.63%	05/15/26		1,361,455,000	1,378,154,607

				14,395,011,175

Total U.S. Treasury Securities (Cost $19,168,300,794)				19,575,773,492

Total Bonds – 94.93% (Cost $73,370,440,621)				74,788,600,680

Issues			Contracts	Value
PUT OPTIONS PURCHASED — 0.00%
Put Options Purchased — 0.00%
IMM Eurodollar Future Options, Put, Strike $99.13, Expires 09/19/16			12,000	150,000
IMM Eurodollar Future Options, Put, Strike $99.38, Expires 09/19/16			12,000	1,500,000

Total Put Options Purchased (Cost $6,353,550)				1,650,000

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 15.53%

Foreign Government Obligations — 3.86%
Japan Treasury Discount Bill (Japan)
0.00%[12]	09/05/16	[2]	109,310,000,000	1,065,962,692
0.00%[12]	09/20/16	[2]	45,550,000,000	444,240,150
Japan Treasury Discount Bill, Series 601 (Japan)
0.00%[12]	07/19/16	[2]	38,930,000,000	379,509,631

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  79

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Foreign Government Obligations (continued)
Japan Treasury Discount Bill, Series 603 (Japan)
0.00%[12]	07/25/16	[2]	$38,900,000,000	$379,232,342
Japan Treasury Discount Bill, Series 604 (Japan)
0.00%[12]	08/01/16	[2]	40,100,000,000	390,950,570
Japan Treasury Discount Bill, Series 605 (Japan)
0.00%[12]	08/08/16	[2]	39,110,000,000	381,316,591

				3,041,211,976

Money Market Funds — 0.83%
Dreyfus Cash Management Fund
0.25%[13,14]			164,264,064	164,264,064
Morgan Stanley Institutional Liquidity Fund
0.27%[13]			493,809,000	493,809,000

				658,073,064

Repurchase Agreements — 0.32%
RBS (Dated 06/30/16, total to be received $250,002,431, (collateralized by U.S. treasury obligations, 1.88% to 2.25%, due from 10/31/22 to 11/15/25, par and fair value of $250,003,318 and $255,003,394, respectively))
0.36%	07/01/16		250,000,000	250,000,000

U.S. Agency Discount Notes — 6.03%
Fannie Mae
0.44%[12]	10/17/16		11,000,000	10,988,450
Federal Home Loan Bank
0.31%[12]	08/01/16		200,000,000	199,958,600
0.31%[12]	08/11/16		300,000,000	299,918,100
0.31%[12]	08/17/16		500,000,000	499,843,500
0.32%[12]	08/18/16		300,000,000	299,904,000
0.32%[12]	08/29/16		200,000,000	199,921,400
0.36%[12]	08/24/16		300,000,000	299,892,000
0.37%[12]	07/18/16		283,010,000	282,988,491
0.38%[12]	10/05/16		100,000,000	99,906,700
0.38%[12]	10/14/16		175,000,000	174,821,325
0.38%[12]	07/25/16		290,000,000	289,968,970
0.39%[12]	07/15/16		200,000,000	199,987,600
0.39%[12]	09/09/16		290,000,000	289,847,750
0.45%[12]	10/03/16		100,000,000	99,908,600
0.46%[12]	09/16/16		835,000	834,517
0.48%[12]	10/19/16		22,655,000	22,632,062
0.55%[12]	07/20/16		300,000,000	299,974,800

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
Freddie Mac
0.33%[12]	09/07/16		$300,000,000	$299,847,000
0.39%[12]	11/07/16		270,000,000	269,641,980
Freddie Mac, Series RB
0.41%	10/20/16		306,905,000	306,573,850
0.43%[12]	11/03/16		300,000,000	299,614,500

				4,746,974,195

U.S. Treasury Bills — 4.49%
U.S. Treasury Bills
0.16%[12]	07/07/16	[15]	10,500,000	10,499,916
0.23%[12]	09/29/16	[15]	6,600,000	6,595,668
0.24%[12]	09/15/16		600,000,000	599,746,560
0.28%[12]	10/06/16		503,160,000	502,817,675
0.32%[12]	10/20/16		593,620,000	593,198,892
0.33%[12]	11/03/16		500,000,000	499,574,650
0.33%[12]	07/21/16	[15]	258,280,000	258,254,185
0.42%[12]	08/18/16	[15]	539,653,000	539,494,882
U.S. Treasury Bills (WI)
0.25%[12]	08/11/16		200,000,000	199,955,800
0.32%[12]	10/13/16		326,800,000	326,587,498

				3,536,725,726

Total Short-Term Investments (Cost $12,059,569,726)				12,232,984,961

Total Investments – 110.46% (Cost $85,436,363,897)[1]				87,023,235,641

Liabilities in Excess of Other Assets – (10.46)%				(8,244,193,911)

Net Assets – 100.00%				$78,779,041,730

See accompanying notes to Schedule of Portfolio Investments.

80  /  N-Q Report June 2016

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

	Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 07/05/16 at 102.57 Counterparty: JPMorgan Securities LLC
USD	$1,946,281	JPY —	$ 1,946,281
Forward currency contract to sell Japanese Yen on 07/19/16 at 102.53 Counterparty: JPMorgan Securities LLC
USD	$357,470,800	JPY 38,930,000,000	(22,224,322)
Forward currency contract to sell Japanese Yen on 07/25/16 at 102.51 Counterparty: Barclay’s Capital
USD	$355,599,272	JPY 38,900,000,000	(23,873,812)
Forward currency contract to sell Japanese Yen on 08/01/16 at 102.49 Counterparty: JPMorgan Securities LLC
USD	$361,577,234	JPY 40,100,000,000	(29,687,038)
Forward currency contract to sell Japanese Yen on 08/08/16 at 102.47 Counterparty: JPMorgan Securities LLC
USD	$358,787,590	JPY 39,110,000,000	(22,901,136)
Forward currency contract to sell Japanese Yen on 09/06/16 at 102.36 Counterparty: Bank of America
USD	$1,008,287,866	JPY 109,310,000,000	(59,569,065)
Forward currency contract to sell Japanese Yen on 09/20/16 at 102.30 Counterparty: Bank of America
USD	$431,761,740	JPY 45,550,000,000	(13,499,479)

Net unrealized appreciation/(depreciation)			$(169,808,571)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
4,000	Euro Dollar Ninety Day,
	Expiration December 2016	$(10,440)
13,558	U.S. Treasury Two Year Note,
	Expiration September 2016	19,668,927
46,292	U.S. Treasury Five Year Note,
	Expiration September 2016	74,263,164

	Net unrealized appreciation/ (depreciation)	$93,921,651

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
4,000	Euro Dollar Ninety Day,
	Expiration December 2017	$(110,440)

	Net unrealized (depreciation)	$(110,440)

Issues	Contracts	Premiums (Received)	Value
PUT OPTIONS WRITTEN
IMM Eurodollar Future
Options, Put, Strike $98.88,
Expires 12/19/16	(18,000)	$(957,675)	$(225,000)
IMM Eurodollar Future
Options, Put, Strike $99.13,
Expires 12/19/16	(12,000)	(3,742,600)	(675,000)

Issues	Contracts	Premiums (Received)	Value
PUT OPTIONS WRITTEN (continued)
IMM Eurodollar Future Options, Put, Strike $99.25, Expires 09/19/16	(24,000)	$(5,623,950)	$(750,000)

Total Put Options Written		$(10,324,225)	$(1,650,000)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Unrealized (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley Interest rate contract
02/17/42	$–	$ 45,000	$ (9,026,186)	$ (9,026,186)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Clearinghouse: Chicago Mercantile Exchange Interest rate contract Interest rate contract[16]
02/17/42	–	45,000	(8,609,190)	(8,609,190)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Clearinghouse: Chicago Mercantile Exchange Interest rate contract Interest rate contract[16]
02/17/42	–	54,815	(10,784,252)	(10,784,252)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Citigroup, Inc. Interest rate contract
08/15/42	–	53,985	(10,820,548)	(10,820,548)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Clearinghouse: Chicago Mercantile Exchange Interest rate contract[16]
11/15/43	–	43,685	(17,785,632)	(17,785,632)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Clearinghouse: Chicago Mercantile Exchange Interest rate contract[16]
11/15/43	–	50,000	(20,364,372)	(20,364,372)

	$–	$292,485	$(77,390,180)	$(77,390,180)

Notes:

[1]	Cost for federal income tax purposes is $77,078,251,751 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$2,013,720,810
Gross unrealized (depreciation)	(437,807,682)

Net unrealized appreciation	$1,575,913,128

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $165,847,965, which is 0.21% of total net assets.

[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  81

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

[8]	Non-income producing security.

[9]	Security is currently in default with regard to scheduled interest or principal payments.

[10]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2016.

[11]	Inflation protected security. Principal amount reflects original security face amount.

[12]	Represents annualized yield at date of purchase.

[13]	Represents the current yield as of June 30, 2016.

[14]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $164,264,064.

[15]	Securities, or a portion thereof, pledged as collateral for futures, call options written and put options written. The total market value of collateral pledged is $58,154,213.

[16]	Centrally cleared.

†	Fair valued security. The aggregate value of fair valued securities is $37,754,390, which is 0.05% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

82  /  N-Q Report June 2016

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 83.68%
BANK LOANS — 8.38%*
Communications — 2.11%
Level 3 Financing, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	01/15/20	[2]	$2,000,000	$2,001,250
Level 3 Financing, Inc., Term Loan B-III, 1st lien
LIBOR plus 3.00%	08/01/19	[2]	2,250,000	2,251,417
NEP/NCP Holdco, Term Loan B, 1st Lien
LIBOR plus 8.75%	07/22/20	[2]	1,451,250	1,385,943
Nexstar Broadcasting, Inc., Term Loan
0.00%	01/27/17	[2,3]	16,200,000	16,200,000

				21,838,610

Consumer Discretionary — 1.07%
CityCenter Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	10/16/20	[2]	2,984,377	2,988,421
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
LIBOR plus 2.50%	09/23/20	[2]	3,613,487	3,620,822
Yum! Brands, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	06/16/23	[2]	4,500,000	4,511,250

				11,120,493

Electric — 0.68%
Dynegy, Inc., Term Loan B, 1st Lien
LIBOR plus 4.00%	06/27/23	[2]	2,000,000	1,973,130
Viva Alamo LLC, Term Loan B, 1st Lien
LIBOR plus 4.25%	02/20/21	[2,3]	6,531,572	5,045,640

				7,018,770

Energy — 0.78%
Drillships Financing Holding, Term Loan B1, 1st Lien
LIBOR plus 5.00%	03/31/21	[2]	1,823,994	727,773
Harvey Gulf International Marine LLC, Term Loan B, 1st Lien
LIBOR plus 4.50%	06/18/20	[2,3]	3,743,398	2,255,398
Pacific Drilling SA, Term Loan B, 1st Lien
LIBOR plus 3.50%	06/03/18	[2]	972,431	303,885
Power Buyer LLC, Term Loan, 1st Lien
LIBOR plus 3.25%	05/06/20	[2]	454,487	452,782
Power Buyer LLC, Term Loan, 2nd Lien
LIBOR plus 7.25%	11/06/20	[2,3]	4,150,000	4,067,000
Sabine Oil & Gas/NFR Energy, Term Loan, 2nd Lien[4]
0.00%	12/31/18	[2,3,5]	6,350,000	277,812

				8,084,650

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance — 0.26%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[2]	$2,750,000	$2,751,375

Health Care — 0.95%
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
LIBOR plus 2.75%	12/31/19	[2]	7,871,163	7,668,008
CHS/Community Health Systems, Inc., Term Loan H, 1st Lien
LIBOR plus 3.00%	01/27/21	[2]	2,216,857	2,164,816

				9,832,824

Industrials — 1.13%
Jazz Acquisition, Inc., Term Loan, 2nd Lien
LIBOR plus 6.75%	06/19/22	[2]	1,500,000	1,155,000
Peacock Engineering Co. LLC, Term Loan, 1st Lien
LIBOR plus 4.25%	06/30/22	[2]	3,448,938	3,427,382
Synagro Infrastructure, Term Loan, 1st Lien
LIBOR plus 5.25%	08/22/20	[2]	4,713,605	3,888,724
TransDigm, Inc., Term Loan F, 1st Lien
LIBOR plus 3.00%	06/09/23	[2]	1,723,684	1,701,776
TransDigm, Inc., Term Loan F-DD, 1st Lien
LIBOR plus 3.00%	06/09/23	[2]	1,551,316	1,531,599

				11,704,481

Information Technology — 0.88%
First Data Corp., 2021 Extended Term Loan
LIBOR plus 4.00%	03/24/21	[2]	2,476,502	2,472,379
Linxens France SA, Term Loan, 1st Lien (France)
LIBOR plus 4.00%	07/11/22	[2,6]	5,409,084	5,395,562
NXP BV, Term Loan B1, 1st Lien (Netherlands)
LIBOR plus 3.00%	12/07/20	[2,6]	1,229,028	1,233,157

				9,101,098

Retail — 0.47%
Family Tree Escrow LLC, Term Loan B2, 1st Lien
FIXED plus 4.25%	07/06/22	[2]	4,900,000	4,912,740

Services — 0.05%
CHI Overhead Doors, Term Loan, 2nd Lien
LIBOR plus 7.75%	07/31/23	[2]	500,000	485,000

Total Bank Loans
(Cost $98,715,615)				86,850,041

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  83

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 74.65%*
Automotive — 0.58%
Goodyear Tire & Rubber Co. (The)
5.13%	11/15/23		$2,925,000	$3,034,688
Tenneco, Inc.
5.00%	07/15/26		1,355,000	1,377,859
5.38%	12/15/24		1,500,000	1,563,750

				5,976,297

Banking — 0.82%
Ally Financial, Inc.
3.25%	11/05/18		3,845,000	3,849,999
4.75%	09/10/18		4,530,000	4,643,250

				8,493,249

Commercial Services — 0.29%
Service Corp. International/U.S.
5.38%	05/15/24		2,830,000	2,983,952

Communications — 18.93%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[6,7]	3,600,000	3,537,000
Altice U.S. Finance I Corp.
5.38%	07/15/23	[7]	4,700,000	4,682,375
Cable One, Inc.
5.75%	06/15/22	[7]	4,686,000	4,814,865
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%	02/15/26	[7]	1,000,000	1,032,500
6.63%	01/31/22		10,371,000	10,967,333
Cequel Communications Escrow 1 LLC/Cequel
Communications Escrow Capital Corp.
6.38%	09/15/20	[7]	1,675,000	1,704,313
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13%	12/15/21	[3,7]	500,000	478,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[7]	325,000	310,375
Clear Channel Worldwide Holdings, Inc., Series B
6.50%	11/15/22		1,108,000	1,108,000
CSC Holdings LLC
5.25%	06/01/24		760,000	689,700
6.75%	11/15/21		1,000,000	1,022,500
8.63%	02/15/19		5,706,000	6,308,668
DISH DBS Corp.
5.13%	05/01/20		497,000	508,183
7.75%	07/01/26	[7]	7,236,000	7,471,170
Frontier Communications Corp.
8.88%	09/15/20		4,263,000	4,563,968

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Inmarsat Finance PLC (United Kingdom)
4.88%	05/15/22	[6,7]	$2,380,000	$2,173,238
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[6]	7,195,000	4,604,800
7.25%	04/01/19	[6]	2,800,000	2,058,000
Lamar Media Corp.
5.75%	02/01/26	[7]	1,700,000	1,777,520
Level 3 Financing, Inc.
5.38%	08/15/22		2,985,000	3,026,044
5.63%	02/01/23		2,250,000	2,279,543
LIN Television Corp.
5.88%	11/15/22		6,115,000	6,176,150
Midcontinent Communications & Midcontinent Finance Corp.
6.88%	08/15/23	[7]	1,880,000	1,937,575
Neptune Finco Corp.
10.88%	10/15/25	[7]	3,930,000	4,470,375
Nielsen Finance LLC/Nielsen Finance Co.
5.00%	04/15/22	[7]	785,000	803,683
Numericable-SFR SA (France)
7.38%	05/01/26	[6,7]	4,080,000	4,039,200
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%	02/15/22		2,065,000	2,103,719
5.88%	03/15/25		2,385,000	2,465,494
Qwest Corp.
6.75%	12/01/21		505,000	548,253
7.25%	09/15/25		4,580,000	4,893,762
SBA Telecommunications, Inc.
5.75%	07/15/20		5,663,000	5,861,205
Sinclair Television Group, Inc.
5.38%	04/01/21		5,350,000	5,530,562
6.13%	10/01/22		2,865,000	2,995,716
Sirius XM Radio, Inc.
4.25%	05/15/20	[7]	100,000	101,547
5.75%	08/01/21	[7]	10,017,000	10,430,201
5.88%	10/01/20	[7]	2,675,000	2,768,625
Softbank Group Corp. (Japan)
4.50%	04/15/20	[6,7]	4,455,000	4,608,029
Sprint Communications, Inc.
6.00%	11/15/22		3,610,000	2,850,095
9.00%	11/15/18	[7]	8,000,000	8,525,000
9.25%	04/15/22		7,315,000	7,168,700
Sprint Corp.
7.88%	09/15/23		5,875,000	4,832,187
T-Mobile USA, Inc.
6.50%	01/15/26		500,000	528,750
6.54%	04/28/20		2,850,000	2,939,091
6.63%	11/15/20		18,348,000	19,013,115

See accompanying notes to Schedule of Portfolio Investments.

84  /  N-Q Report June 2016

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
6.63%	04/28/21		$4,131,000	$4,332,386
6.73%	04/28/22		2,750,000	2,898,775
Univision Communications, Inc.
5.13%	05/15/23	[7]	5,025,000	5,012,437
5.13%	02/15/25	[7]	3,000,000	2,973,750
Virgin Media Secured Finance PLC (United Kingdom)
5.38%	04/15/21	[6,7]	5,504,400	5,621,369
5.50%	08/15/26	[6,7]	2,654,000	2,600,920
Windstream Services LLC
6.38%	08/01/23		2,375,000	2,006,875

				196,156,391

Consumer Discretionary — 8.37%
Churchill Downs, Inc.
5.38%	12/15/21	[7]	8,238,000	8,588,115
5.38%	12/15/21		1,000,000	1,026,250
Constellation Brands, Inc.
4.75%	12/01/25		4,915,000	5,197,858
6.00%	05/01/22		1,418,000	1,591,705
Cott Beverages, Inc.
6.75%	01/01/20		7,890,000	8,304,225
DS Services of America, Inc.
10.00%	09/01/21	[7]	5,079,000	5,726,573
Hanesbrands, Inc.
4.63%	05/15/24	[7]	2,100,000	2,109,188
4.88%	05/15/26	[7]	4,950,000	4,971,656
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%	10/15/21		6,095,000	6,312,683
Isle of Capri Casinos, Inc.
5.88%	03/15/21		2,850,000	2,971,125
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%	06/01/24	[7]	3,740,000	3,814,800
MGM Resorts International
8.63%	02/01/19		2,240,000	2,526,720
NCL Corp. Ltd. (Bermuda)
5.25%	11/15/19	[6,7]	2,825,000	2,867,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%	01/15/24	[7]	4,445,000	4,672,806
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
4.13%	07/15/21	[2,7]	12,500,000	12,562,500
5.75%	10/15/20		8,281,000	8,581,186
RSI Home Products, Inc.
6.50%	03/15/23	[7]	2,285,000	2,364,975

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Spectrum Brands, Inc.
5.75%	07/15/25		$2,500,000	$2,615,750

				86,805,490

Consumer Products — 0.16%
Central Garden & Pet Co.
6.13%	11/15/23		1,580,000	1,647,150

Electric — 2.91%
Dynegy, Inc.
5.88%	06/01/23		6,310,000	5,584,350
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[7]	234,027	235,197
GenOn Americas Generation LLC
8.50%	10/01/21	[3]	2,500,000	2,003,125
Homer City Generation LP (PIK)
8.14%	10/01/19	[3,8]	8,063,387	4,717,081
8.73%	10/01/26	[3,9]	22,781,144	13,326,969
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[3]	450,272	498,677
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		2,372,407	2,283,442
Red Oak Power LLC, Series A
8.54%	11/30/19		1,519,674	1,527,272

				30,176,113

Energy — 5.52%
Arch Coal, Inc.[4]
7.00%	06/15/19	[5]	8,415,000	142,003
8.00%	01/15/19	[5,7]	5,990,000	164,725
Chesapeake Energy Corp.
5.75%	03/15/23		2,500,000	1,612,500
6.63%	08/15/20		1,000,000	707,500
Concho Resources, Inc.
5.50%	04/01/23		1,806,000	1,819,545
Energy Transfer Partners LP
3.65%	11/01/66	[2]	23,007,000	13,486,703
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		1,766,000	1,258,275
Gulfport Energy Corp.
6.63%	05/01/23		1,100,000	1,089,000
MEG Energy Corp. (Canada)
6.50%	03/15/21	[6,7]	430,000	338,625
7.00%	03/31/24	[6,7]	6,415,000	4,971,625
Newfield Exploration Co.
5.38%	01/01/26		2,540,000	2,482,850
NGPL Pipe Co. LLC
7.12%	12/15/17	[7]	8,602,000	9,010,595

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  85

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Peabody Energy Corp.[4]
4.75%	12/15/41	[5]	$16,800,000	$168,000
6.00%	11/15/18	[5]	5,080,000	670,052
QEP Resources, Inc.
5.25%	05/01/23		813,000	752,025
Range Resources Corp.
4.88%	05/15/25		1,604,000	1,535,830
Rockies Express Pipeline LLC
5.63%	04/15/20	[7]	3,485,000	3,493,712
6.00%	01/15/19	[7]	805,000	827,137
Sabine Pass LNG LP
7.50%	11/30/16		5,405,000	5,506,344
Seventy Seven Energy, Inc.[4]
6.50%	07/15/22	[5]	1,291,000	85,529
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.50%	07/01/21		2,640,000	2,504,700
Transocean, Inc. (Cayman Islands)
5.05%	10/15/22	[6]	2,440,000	1,738,500
Walter Energy, Inc.[4]
8.50%	04/15/21	[5]	8,905,000	3,117
11.00%	04/01/20	[5,7]	15,537,550	5,438
Whiting Petroleum Corp.
5.00%	03/15/19		1,099,000	1,022,070
WPX Energy, Inc.
5.25%	09/15/24		2,130,000	1,863,750

				57,260,150

Entertainment — 0.31%
Carmike Cinemas, Inc.
6.00%	06/15/23	[7]	2,995,000	3,167,213

Finance — 4.99%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
4.25%	07/01/20	[6]	2,820,000	2,876,400
Alta Wind Holdings LLC
7.00%	06/30/35	[3,7]	1,572,196	1,651,344
Chase Capital II, Series B
1.14%	02/01/27	[2]	1,790,000	1,508,075
Chase Capital VI
1.26%	08/01/28	[2]	4,000,000	3,350,000
CIT Group, Inc.
5.25%	03/15/18		2,900,000	3,008,750
5.50%	02/15/19	[7]	1,850,000	1,940,188
6.63%	04/01/18	[7]	7,846,000	8,297,145
Citigroup, Inc.
1.21%	08/25/36	[2]	9,460,000	6,353,877
International Lease Finance Corp.
6.25%	05/15/19		4,000,000	4,295,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
7.13%	09/01/18	[7]	$8,584,000	$9,431,670
JPMorgan Chase Capital XXI, Series U
1.59%	02/02/37	[2]	2,750,000	2,090,000
JPMorgan Chase Capital XXIII
1.63%	05/15/47	[2]	2,320,000	1,745,800
Nielsen Co., Luxembourg SARL (The) (Luxembourg)
5.50%	10/01/21	[6,7]	5,020,000	5,220,800

				51,769,049

Food — 0.68%
B&G Foods, Inc.
4.63%	06/01/21		455,000	457,275
TreeHouse Foods, Inc.
6.00%	02/15/24	[7]	6,233,000	6,638,145

				7,095,420

Gaming — 0.30%
Boyd Gaming Corp.
6.88%	05/15/23		2,905,000	3,108,350

Health Care — 14.63%
Acadia Healthcare Co., Inc.
6.50%	03/01/24	[7]	1,453,000	1,478,428
Centene Corp.
5.63%	02/15/21	[7]	2,990,000	3,124,550
6.13%	02/15/24	[7]	1,685,000	1,797,642
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		6,570,000	6,553,904
5.13%	07/15/24		3,002,000	3,047,030
5.75%	08/15/22		500,000	525,000
Endo Ltd./Endo Finance LLC/ Endo Finco, Inc. (Ireland)
6.00%	07/15/23	[6,7]	1,628,000	1,432,640
6.00%	02/01/25	[6,7]	1,685,000	1,468,141
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[7]	5,400,000	5,609,250
4.75%	10/15/24	[7]	2,750,000	2,853,125
5.75%	02/15/21	[7]	2,000,000	2,230,000
5.88%	01/31/22	[7]	1,250,000	1,376,563
Grifols Worldwide Operations, Ltd. (Ireland)
5.25%	04/01/22	[6]	5,575,000	5,672,563
HCA, Inc.
4.75%	05/01/23		5,795,000	5,938,064
5.00%	03/15/24		3,910,000	4,056,625
6.50%	02/15/20		14,786,000	16,431,682
HealthSouth Corp.
5.75%	11/01/24		3,240,000	3,269,160
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[7]	3,539,000	3,647,382

See accompanying notes to Schedule of Portfolio Investments.

86  /  N-Q Report June 2016

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Hologic, Inc.
5.25%	07/15/22	[7]	$2,030,000	$2,128,963
LifePoint Health, Inc.
5.50%	12/01/21		1,880,000	1,966,950
Molina Healthcare, Inc.
5.38%	11/15/22	[7]	4,553,000	4,564,382
MPH Acquisition Holdings LLC
7.13%	06/01/24	[7]	1,860,000	1,962,300
NBTY, Inc.
7.63%	05/15/21	[7]	4,052,000	4,054,634
Quintiles Transnational Corp.
4.88%	05/15/23	[7]	8,325,000	8,507,109
RegionalCare Hospital Partners Holdings, Inc.
8.25%	05/01/23	[7]	12,250,000	12,617,500
Teleflex, Inc.
4.88%	06/01/26		844,000	854,550
Tenet Healthcare Corp.
4.50%	04/01/21		1,033,000	1,045,912
6.00%	10/01/20		17,119,000	18,146,140
Valeant Pharmaceuticals International, Inc. (Canada)
5.63%	12/01/21	[6,7]	2,000,000	1,660,000
5.88%	05/15/23	[6,7]	10,637,000	8,642,562
6.13%	04/15/25	[6,7]	12,945,000	10,453,087
WellCare Health Plans, Inc.
5.75%	11/15/20		4,385,000	4,549,437

				151,665,275

Home Builders — 0.20%
Shea Homes LP/Shea Homes Funding Corp.
6.13%	04/01/25	[7]	2,080,000	2,093,000

Industrials — 5.90%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.65%	12/15/19	[2,6,7]	6,100,000	6,138,125
3.88%	05/15/21	[2,6,7]	10,050,000	10,150,500
Ball Corp.
4.00%	11/15/23		3,400,000	3,353,250
4.38%	12/15/20		2,132,000	2,254,590
Berry Plastics Corp.
5.13%	07/15/23		3,395,000	3,399,244
Clean Harbors, Inc.
5.13%	06/01/21		7,718,000	7,915,581
Coveris Holdings SA (Luxembourg)
7.88%	11/01/19	[6,7]	2,400,000	2,343,000
KLX, Inc.
5.88%	12/01/22	[7]	2,651,000	2,617,863

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Orbital ATK, Inc.
5.25%	10/01/21		$1,100,000	$1,153,658
5.50%	10/01/23		4,685,000	4,907,538
SBA Communications Corp.
4.88%	07/15/22		2,500,000	2,496,875
5.63%	10/01/19		2,500,000	2,592,187
Sealed Air Corp.
5.13%	12/01/24	[7]	1,540,000	1,588,125
Standard Industries, Inc.
5.13%	02/15/21	[7]	2,038,000	2,102,961
5.50%	02/15/23	[7]	950,000	978,500
TransDigm, Inc.
5.50%	10/15/20		2,090,000	2,137,025
6.38%	06/15/26	[7]	5,000,000	4,993,750

				61,122,772

Information Technology — 3.85%
First Data Corp.
5.00%	01/15/24	[7]	1,999,000	2,011,494
5.38%	08/15/23	[7]	4,716,000	4,806,783
6.75%	11/01/20	[7]	5,360,000	5,605,220
IHS, Inc.
5.00%	11/01/22		1,130,000	1,172,375
MSCI, Inc.
5.25%	11/15/24	[7]	917,000	942,217
5.75%	08/15/25	[7]	4,339,000	4,523,407
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[6,7]	5,000,000	5,087,500
Open Text Corp. (Canada)
5.88%	06/01/26	[6,7]	4,980,000	5,004,900
PTC, Inc.
6.00%	05/15/24		4,415,000	4,605,397
SS&C Technologies Holdings, Inc.
5.88%	07/15/23		5,965,000	6,129,037

				39,888,330

Materials — 0.00%
Momentive Performance Materials, Inc.[4]
8.88%	10/15/20	3,†	4,625,000	–

Real Estate Investment Trust (REIT) — 1.14%
DuPont Fabros Technology LP
5.88%	09/15/21		4,500,000	4,725,000
Equinix, Inc.
5.88%	01/15/26		2,805,000	2,929,542
VEREIT Operating Partnership LP
4.13%	06/01/21		3,500,000	3,659,670
4.88%	06/01/26		444,000	458,430

				11,772,642

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  87

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.10%
Dollar Tree, Inc.
5.25%	03/01/20	[7]	$475,000	$491,031
5.75%	03/01/23	[7]	510,000	544,425

				1,035,456

Services — 1.54%
Aramark Services, Inc.
5.13%	01/15/24	[7]	7,085,000	7,244,413
5.75%	03/15/20		2,876,000	2,969,470
ESH Hospitality, Inc.
5.25%	05/01/25	[7]	2,000,000	1,957,500
United Rentals North America, Inc.
4.63%	07/15/23		3,720,000	3,766,500

				15,937,883

Transportation — 3.43%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[7]	10,514,437	10,826,584
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,990,086	3,124,790
Continental Airlines Pass-Through Trust, Series 2009-1, Class 1
9.00%	07/08/16		1,106,600	1,106,600
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		11,993,915	13,688,055
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B
9.75%	12/17/16		926,873	959,869
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
6.25%	04/22/23		1,693,013	1,925,802
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,558,223	2,932,363
U.S. Airways Pass-Through Trust, Series 2012-2, Class B
6.75%	06/03/21		932,397	997,373

				35,561,436

Total Corporates
(Cost $831,174,550)				773,715,618

MORTGAGE-BACKED — 0.65%**
Non-Agency Mortgage-Backed — 0.65%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
1.35%	10/25/47	[2]	336,414	282,755

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Loan Trust, Series 2006-EQ1, Class A4
0.70%	10/25/36	[2]	$9,100,000	$6,432,185

Total Mortgage-Backed
(Cost $6,808,485)				6,714,940

Total Bonds – 83.68%
(Cost $936,698,650)				867,280,599

Issues			Shares	Value
COMMON STOCK — 0.15%
Energy — 0.09%
Mach Gen LLC, Escrow Holding[3,4]			347,486	955,586

Secured Assets — 0.06%
Entegra TC LLC[3,10]			28,545	570,900

Total Common Stock
(Cost $3,888,100)				1,526,486

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 14.21%
Money Market Funds — 1.65%
Morgan Stanley Institutional Liquidity Fund
0.27%[11]		17,145,000	17,145,000
U.S. Agency Discount Notes — 5.20%
Federal Home Loan Bank
0.30%[12]	07/07/16	5,230,000	5,229,859
0.48%[12]	10/19/16	38,000,000	37,961,525
0.49%[12]	09/06/16	10,741,000	10,735,608

			53,926,992
U.S. Treasury Bills — 7.36%
U.S. Treasury Bills
0.42%[12]	08/18/16	76,259,000	76,236,656

Total Short-Term Investments
(Cost $147,265,456)			147,308,648

See accompanying notes to Schedule of Portfolio Investments.

88  /  N-Q Report June 2016

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Value
Total Investments – 98.04%
(Cost $1,087,852,206)[1]	$1,016,115,733

Cash and Other Assets, Less
Liabilities – 1.96%	20,346,549

Net Assets – 100.00%	$1,036,462,282

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc. Credit contract
03/20/19	$177,875	$ 9,750	$ (84,447)	$ 93,428
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited., 3.15%, due 01/15/17. Counterparty: Morgan Stanley Credit contract
03/20/19	98,411	5,000	300,110	398,521
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Morgan Stanley Credit contract
03/20/19	111,437	5,000	(63,525)	47,912

	$387,723	$19,750	$152,138	$539,861

[a]	The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,093,633,249 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$17,660,085
Gross unrealized (depreciation)	(95,177,601)

Net unrealized (depreciation)	$(77,517,516)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[3]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $52,048,282, which is 5.02% of total net assets.

[4]	Non-income producing security.

[5]	Security is currently in default with regard to scheduled interest or principal payments.

[6]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[10]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.

[11]	Represents the current yield as of June 30, 2016.

[12]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(PIK): Payment in kind

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  89

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 88.09%
ASSET-BACKED SECURITIES — 12.73%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[2]	$542,669	$664,243
Access Group, Inc., Series 2001, Class 2A1
1.02%	05/25/29	[3]	2,265,572	2,146,910
Access Group, Inc., Series 2015-1, Class A
1.15%	07/25/56	[2,3]	7,361,538	7,205,838
Bank of America Credit Card Trust, Series 2014-A2, Class A
0.71%	09/16/19	[3]	5,710,000	5,715,850
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.84%	06/25/26	[3]	150,000	145,270
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
0.65%	12/26/24	[3]	34,379	33,059
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.46%	02/25/30	[3]	113,646	112,811
Chancelight, Inc., Series 2012-2, Class A
1.18%	04/25/39	[2,3]	285,681	279,204
Chase Issuance Trust, Series 2012-A10, Class A10
0.70%	12/16/19	[3]	6,010,000	6,011,938
CIT Education Loan Trust, Series 2007-1, Class A
0.73%	03/25/42	[2,3]	3,958,836	3,669,528
CIT Education Loan Trust, Series 2007-1, Class B
0.94%	06/25/42	[2,3]	3,541,868	2,966,238
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2
1.60%	01/23/20	[3]	5,980,000	6,068,756
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
1.25%	04/26/32	[2,3]	3,465,000	3,231,420
Educational Funding of the South, Inc., Series 2012-1, Class A
1.50%	03/25/36	[3]	154,076	152,105
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
1.80%	03/25/36	[2,3]	6,400,000	6,314,989
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.10%	08/27/46	[2,3]	2,938,422	2,694,738
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.73%	05/25/23	[2,3]	75,416	75,046
GE Business Loan Trust, Series 2005-1A, Class A3
0.69%	06/15/33	[2,3]	2,348,157	2,164,426

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2005-2A, Class A
0.68%	11/15/33	[2,3]	$7,584,681	$7,235,759
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,4]	2,053,167	1,952,956
Goal Capital Funding Trust, Series 2006-1, Class A3
0.78%	11/25/26	[3]	37,205	36,987
Goal Capital Funding Trust, Series 2006-1, Class B
1.11%	08/25/42	[3]	641,352	572,013
Higher Education Funding, Series 2014-1, Class A
1.71%	05/25/34	[2,3]	1,686,424	1,659,824
Honda Auto Receivables Owner Trust, Series 2015-2, Class A2
0.69%	08/21/17		2,359,135	2,359,044
National Collegiate Student Loan Trust, Series 2004-2, Class A4
0.76%	11/27/28	[3]	1,608,508	1,587,581
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.60%	10/25/27	[3]	91,711	91,353
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.59%	12/27/27	[3]	1,430,024	1,426,904
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.58%	06/26/28	[3]	3,655,769	3,581,428
Navient Student Loan Trust, Series 2014-1, Class A4
1.20%	02/25/39	[3]	3,840,000	3,611,098
Navient Student Loan Trust, Series 2014-8, Class A3
1.05%	05/27/31	[3]	6,120,000	5,857,672
Navient Student Loan Trust, Series 2015-1, Class A2
1.05%	04/25/40	[3]	9,370,000	8,953,686
Navient Student Loan Trust, Series 2015-1, Class B
1.95%	07/25/52	[3]	5,000,000	4,252,969
Navient Student Loan Trust, Series 2015-2, Class A1
0.73%	11/25/24	[3]	5,245,418	5,231,435
Navient Student Loan Trust, Series 2016-2, Class A3
1.95%	06/25/65	[2,3]	11,200,000	11,401,388
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.03%	02/25/36	[2,3]	150,000	132,722
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
1.43%	02/25/36	[2,3]	825,000	729,954

See accompanying notes to Schedule of Portfolio Investments.

90  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2006-2, Class B
0.84%	01/25/38	[3]	$5,237,675	$4,142,095
Nelnet Student Loan Trust, Series 2007-1, Class A3
0.73%	05/27/25	[3]	2,700,000	2,537,996
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.05%	10/27/36	[2,3]	198,399	190,657
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.40%	11/25/43	[2,3]	1,865,000	1,684,315
Nelnet Student Loan Trust, Series 2015-1A, Class A
1.04%	04/25/41	[2,3]	7,942,368	7,460,980
Nelnet Student Loan Trust, Series 2015-3A, Class A3
1.35%	06/25/49	[2,3]	11,000,000	9,921,864
Nissan Auto Receivables Owner Trust, Series 2015-A, Class A2
0.67%	09/15/17		1,534,900	1,534,701
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A
0.87%	11/15/18		5,478,911	5,480,123
Northstar Education Finance, Inc., Series 2007-1, Class A2
0.01%	01/29/46	[3]	135,000	124,410
PHEAA Student Loan Trust, Series 2013-3A, Class A
1.20%	11/25/42	[2,3]	6,121,285	5,965,274
Scholar Funding Trust, Series 2011-A, Class A
1.53%	10/28/43	[2,3]	170,645	164,745
Scholar Funding Trust, Series 2012-B, Class A2
1.55%	03/28/46	[2,3]	150,000	144,684
SLC Student Loan Trust I, Series 2002-2, Class B2
1.90%	07/01/42	[2,3]	200,000	154,955
SLC Student Loan Trust, Series 2004-1, Class B
0.92%	08/15/31	[3]	835,898	712,229
SLC Student Loan Trust, Series 2005-2, Class B
0.93%	03/15/40	[3]	696,244	587,508
SLC Student Loan Trust, Series 2005-3, Class B
0.90%	06/15/40	[3]	1,433,758	1,188,594
SLC Student Loan Trust, Series 2006-1, Class A6
0.81%	12/15/38	[3]	13,120,000	11,019,438
SLC Student Loan Trust, Series 2006-1, Class B
0.86%	03/15/39	[3]	1,343,298	1,120,344

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2006-2, Class A5
0.75%	09/15/26	[3]	$190,000	$185,269
SLC Student Loan Trust, Series 2006-2, Class B
0.88%	12/15/39	[3]	935,279	780,955
SLC Student Loan Trust, Series 2008-1, Class A4A
2.25%	12/15/32	[3]	5,515,994	5,562,705
SLM Student Loan Trust, Series 2003-11, Class A6
1.40%	12/15/25	[2,3]	250,000	241,199
SLM Student Loan Trust, Series 2003-4, Class A5D
1.40%	03/15/33	[2,3]	3,558,334	3,323,016
SLM Student Loan Trust, Series 2003-7, Class B
1.22%	09/15/39	[3]	5,183,056	4,518,791
SLM Student Loan Trust, Series 2004-10, Class A6A
1.19%	04/27/26	[2,3]	10,700,000	10,603,013
SLM Student Loan Trust, Series 2004-10, Class B
1.01%	01/25/40	[3]	5,532,474	4,402,740
SLM Student Loan Trust, Series 2004-2, Class B
1.11%	07/25/39	[3]	870,278	736,940
SLM Student Loan Trust, Series 2004-5A, Class A5
1.24%	10/25/23	[2,3]	950,674	946,697
SLM Student Loan Trust, Series 2004-8A, Class A5
1.14%	04/25/24	[2,3]	987,645	979,440
SLM Student Loan Trust, Series 2005-10, Class A4
0.75%	10/25/19	[3]	521,350	520,153
SLM Student Loan Trust, Series 2005-4, Class B
0.82%	07/25/40	[3]	896,154	761,239
SLM Student Loan Trust, Series 2005-6, Class B
0.93%	01/25/44	[3]	4,586,882	3,924,115
SLM Student Loan Trust, Series 2005-8, Class A3
0.75%	10/25/24	[3]	186,229	186,163
SLM Student Loan Trust, Series 2005-9, Class B
0.94%	01/25/41	[3]	1,659,976	1,295,113
SLM Student Loan Trust, Series 2006-10, Class B
0.86%	03/25/44	[3]	4,672,323	3,851,252
SLM Student Loan Trust, Series 2006-2, Class A6
0.81%	01/25/41	[3]	1,800,000	1,592,781

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  91

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-4, Class A5
0.74%	10/27/25	[3]	$1,130,441	$1,127,849
SLM Student Loan Trust, Series 2006-8, Class A6
0.80%	01/25/41	[3]	1,800,000	1,555,937
SLM Student Loan Trust, Series 2006-9, Class A5
0.74%	01/26/26	[3]	200,000	195,876
SLM Student Loan Trust, Series 2007-1, Class B
0.86%	01/27/42	[3]	4,380,746	3,657,011
SLM Student Loan Trust, Series 2007-3, Class A4
0.70%	01/25/22	[3]	215,000	200,008
SLM Student Loan Trust, Series 2007-6, Class A3
0.97%	01/25/21	[3]	955,627	955,213
SLM Student Loan Trust, Series 2007-6, Class A4
1.02%	10/25/24	[3]	8,520,000	8,342,344
SLM Student Loan Trust, Series 2007-6, Class B
1.49%	04/27/43	[3]	579,594	494,785
SLM Student Loan Trust, Series 2007-7, Class B
1.39%	10/25/28	[3]	2,195,000	1,738,973
SLM Student Loan Trust, Series 2007-8, Class B
1.64%	04/27/43	[3]	2,831,422	2,383,518
SLM Student Loan Trust, Series 2008-2, Class B
1.84%	01/25/29	[3]	1,000,000	839,409
SLM Student Loan Trust, Series 2008-3, Class B
1.84%	04/25/29	[3]	710,000	597,108
SLM Student Loan Trust, Series 2008-4, Class A4
2.29%	07/25/22	[3]	2,200,000	2,203,034
SLM Student Loan Trust, Series 2008-4, Class B
2.49%	04/25/29	[3]	710,000	648,941
SLM Student Loan Trust, Series 2008-5, Class A4
2.34%	07/25/23	[3]	2,809,991	2,813,145
SLM Student Loan Trust, Series 2008-5, Class B
2.49%	07/25/29	[3]	5,315,000	4,826,723
SLM Student Loan Trust, Series 2008-6, Class B
2.49%	07/25/29	[3]	710,000	654,550
SLM Student Loan Trust, Series 2008-7, Class B
2.49%	07/25/29	[3]	820,000	728,086

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8, Class A4
2.14%	04/25/23	[3]	$3,210,000	$3,209,699
SLM Student Loan Trust, Series 2008-8, Class B
2.89%	10/25/29	[3]	735,000	702,410
SLM Student Loan Trust, Series 2008-9, Class A
2.14%	04/25/23	[3]	6,982,397	6,984,122
SLM Student Loan Trust, Series 2008-9, Class B
2.89%	10/25/29	[3]	5,235,000	4,972,619
SLM Student Loan Trust, Series 2009-3, Class A
1.20%	01/25/45	[2,3]	12,367,474	11,803,270
SLM Student Loan Trust, Series 2011-1, Class A2
1.60%	10/25/34	[3]	2,680,000	2,581,742
SLM Student Loan Trust, Series 2011-2, Class A1
1.05%	11/25/27	[3]	752,544	742,962
SLM Student Loan Trust, Series 2011-2, Class A2
1.65%	10/25/34	[3]	4,035,000	3,986,051
SLM Student Loan Trust, Series 2012-1, Class A2
0.90%	11/25/20	[3]	2,088,063	2,083,020
SLM Student Loan Trust, Series 2012-1, Class A3
1.40%	09/25/28	[3]	1,300,000	1,271,648
SLM Student Loan Trust, Series 2012-2, Class A
1.15%	01/25/29	[3]	2,199,955	2,115,656
SLM Student Loan Trust, Series 2012-6, Class A2
0.73%	09/25/19	[3]	1,656,637	1,652,967
SLM Student Loan Trust, Series 2012-7, Class A3
1.10%	05/26/26	[3]	200,000	192,655
SLM Student Loan Trust, Series 2012-7, Class B
2.25%	09/25/43	[3]	2,200,000	1,934,893
SLM Student Loan Trust, Series 2013-3, Class A2
0.75%	05/26/20	[3]	1,921,288	1,911,133
SLM Student Loan Trust, Series 2013-4, Class A
1.00%	06/25/27	[3]	2,232,510	2,142,365
SLM Student Loan Trust, Series 2013-6, Class A2
0.95%	02/25/21	[3]	1,222,606	1,220,879
SLM Student Loan Trust, Series 2014-1, Class A2
0.83%	07/26/21	[3]	1,961,013	1,954,117

See accompanying notes to Schedule of Portfolio Investments.

92  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2014-1, Class A3
1.05%	02/26/29	[3]	$1,670,000	$1,592,679
SoFi Professional Loan Program LLC, Series 2014-A, Class A1
2.05%	06/25/25	[2,3]	707,927	707,463
SoFi Professional Loan Program, Series 2014-B, Class A1
1.70%	08/25/32	[2,3]	2,133,286	2,135,148
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[2]	124,507	123,262
Spirit Master Funding VII LLC, Series 2013-2A, Class A
5.27%	12/20/43	[2]	1,466,853	1,501,309
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	2,†	2,193,087	2,573,881
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[2]	1,461,298	1,826,609

Total Asset-Backed Securities (Cost $314,494,164)				304,758,704

BANK LOANS — 0.64%*
Communications — 0.18%
Nexstar Broadcasting, Inc., Term Loan
0.00%	01/27/17	[3,5]	4,430,000	4,430,000

Electric — 0.20%
Chief Power Finance LLC, Term Loan B, 1st Lien
LIBOR plus 4.75%	12/31/20	[3]	4,432,500	3,623,569
Dynegy, Inc., Term Loan B, 1st Lien
LIBOR plus 4.00%	06/27/23	[3]	1,200,000	1,183,878

				4,807,447

Finance — 0.16%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[3]	3,855,629	3,857,557

Services — 0.10%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/38	3,4,†	2,366,988	2,319,866

Total Bank Loans (Cost $16,307,473)				15,414,870

CORPORATES — 25.15%*
Automotive — 0.13%
General Motors Co.
3.50%	10/02/18		1,710,000	1,761,521

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Automotive (continued)
Nemak SAB de CV (Mexico)
5.50%	02/28/23	[2,4]	$1,200,000	$1,248,000

				3,009,521

Banking — 4.59%
Banco Continental Sa Via Continental Senior Trustees, Series REGS (Cayman Islands)
5.50%	11/18/20	[4]	950,000	1,047,565
Bank of America Corp.
5.70%	01/24/22		2,500,000	2,898,045
Bank of America Corp. (GMTN)
3.50%	04/19/26		2,000,000	2,077,250
6.40%	08/28/17		1,000,000	1,055,091
Bank of America Corp. (MTN)
1.32%	12/01/26	[3]	1,600,000	1,367,683
Bank of America N.A. (BKNT)
0.95%	06/15/17	[3]	3,300,000	3,289,671
5.30%	03/15/17		2,575,000	2,644,893
6.10%	06/15/17		6,012,000	6,272,800
Barclays PLC (United Kingdom)
3.65%	03/16/25	[4]	2,000,000	1,925,183
Capital One Bank USA N.A. (BKNT)
1.15%	11/21/16		3,845,000	3,846,242
Capital One N.A.
2.40%	09/05/19		3,263,000	3,315,472
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.75%	03/26/25	[4]	3,000,000	2,947,982
Discover Bank
2.60%	11/13/18		4,515,000	4,583,724
Discover Bank (BKNT)
3.10%	06/04/20		5,000,000	5,113,653
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,4]	3,425,000	3,676,261
ICICI Bank Ltd., Series REGS (India)
6.38%	04/30/22	[3,4]	1,200,000	1,221,360
JPMorgan Chase & Co.
2.55%	10/29/20		9,250,000	9,452,917
3.15%	07/05/16		4,000,000	4,000,274
3.88%	09/10/24		2,000,000	2,075,757
4.25%	10/15/20		530,000	577,793
4.25%	10/01/27		3,425,000	3,631,891
Lloyds Banking Group PLC (United Kingdom)
3.10%	07/06/21	[4]	4,795,000	4,791,452
Macquarie Bank Ltd. (Australia)
5.00%	02/22/17	[2,4]	170,000	173,899
6.63%	04/07/21	[2,4]	2,824,000	3,267,989
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	1,740,000	1,778,136

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  93

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland PLC (United Kingdom)
6.00%	12/19/23	[4]	$2,100,000	$2,140,249
6.10%	06/10/23	[4]	700,000	717,751
6.13%	12/15/22	[4]	100,000	104,501
6.40%	10/21/19	[4]	2,000,000	2,208,304
Santander UK PLC (United Kingdom)
3.05%	08/23/18	[4]	425,000	435,181
5.00%	11/07/23	[2,4]	3,100,000	3,163,370
UBS AG/Stamford CT (GMTN) (Switzerland)
1.34%	03/26/18	[3,4]	3,000,000	3,003,765
UBS AG/Stamford CT (Switzerland)
1.23%	06/01/17	[3,4]	3,000,000	3,001,575
UBS Group Funding Jersey Ltd. (United Kingdom)
2.95%	09/24/20	[2,4]	5,700,000	5,799,474
Wells Fargo & Co.
3.00%	04/22/26		11,985,000	12,202,522

				109,809,675

Communications — 2.33%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,4]	1,185,000	1,164,263
Altice U.S. Finance I Corp.
5.38%	07/15/23	[2]	2,350,000	2,341,188
AT&T, Inc.
1.56%	06/30/20	[3]	4,800,000	4,783,982
4.13%	02/17/26		3,000,000	3,228,993
4.35%	06/15/45		1,500,000	1,459,164
Cequel Communications Escrow 1 LLC/Cequel
Communications Escrow Capital Corp.
6.38%	09/15/20	[2]	1,150,000	1,170,125
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45	[2]	7,640,000	9,157,686
CSC Holdings LLC
6.75%	11/15/21		500,000	511,250
8.63%	02/15/19		700,000	773,934
DISH DBS Corp.
7.75%	07/01/26	[2]	2,350,000	2,426,375
Frontier Communications Corp.
8.88%	09/15/20		150,000	160,590
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[4]	4,415,000	2,825,600
Level 3 Financing, Inc.
5.38%	08/15/22		1,100,000	1,115,125
5.63%	02/01/23		1,300,000	1,317,069

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Neptune Finco Corp.
6.63%	10/15/25	[2]	$1,536,000	$1,624,320
10.88%	10/15/25	[2]	500,000	568,750
Qwest Corp.
7.25%	09/15/25		300,000	320,552
Sprint Communications, Inc.
9.00%	11/15/18	[2]	1,932,000	2,058,787
Sprint Corp.
7.88%	09/15/23		2,065,000	1,698,462
Tencent Holdings Ltd. (Cayman Islands)
2.88%	02/11/20	[2,4]	590,000	605,799
T-Mobile USA, Inc.
6.63%	11/15/20		1,100,000	1,139,875
6.63%	04/28/21		2,450,000	2,569,438
6.73%	04/28/22		450,000	474,345
Univision Communications, Inc.
5.13%	05/15/23	[2]	754,000	752,115
Verizon Communications, Inc.
4.52%	09/15/48		6,500,000	6,797,628
5.15%	09/15/23		1,000,000	1,167,192
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[2,4]	840,000	816,900
5.38%	04/15/21	[2,4]	351,000	358,459
5.50%	08/15/26	[2,4]	2,460,000	2,410,800

				55,798,766

Consumer Discretionary — 0.72%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		3,408,000	3,647,671
4.90%	02/01/46		2,592,000	3,047,631
Churchill Downs, Inc.
5.38%	12/15/21	[2]	2,150,000	2,241,375
Constellation Brands, Inc.
6.00%	05/01/22		1,195,000	1,341,388
DS Services of America, Inc.
10.00%	09/01/21	[2]	2,000,000	2,255,000
Molson Coors Brewing Co.
3.00%	07/15/26		4,790,000	4,795,576

				17,328,641

Electric — 2.66%
AEP Texas Central Co.
3.85%	10/01/25	[2]	6,455,000	7,043,305
Alabama Power Capital Trust V
3.75%	10/01/42	[3]	1,300,000	1,146,380
Cleco Corporate Holdings LLC
3.74%	05/01/26	[2]	4,000,000	4,120,410

See accompanying notes to Schedule of Portfolio Investments.

94  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Dominion Resources, Inc.
5.75%	10/01/54	[3]	$2,875,000	$2,867,813
Dominion Resources, Inc. (STEP)
4.10%	04/01/21		3,050,000	3,157,840
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	4,641,000	5,339,328
Dynegy, Inc.
5.88%	06/01/23		3,320,000	2,938,200
Electricite de France SA (France)
5.63%	12/29/49	[2,3,4]	1,275,000	1,200,094
Entergy Corp.
4.00%	07/15/22		4,000,000	4,296,478
4.70%	01/15/17		3,000,000	3,042,579
FirstEnergy Transmission LLC
4.35%	01/15/25	[2]	2,000,000	2,132,414
Homer City Generation LP (PIK)
8.14%	10/01/19	[5,6]	1,556,730	910,687
8.73%	10/01/26	[5,7]	4,848,440	2,836,337
IPALCO Enterprises, Inc.
5.00%	05/01/18		1,700,000	1,788,613
ITC Holdings Corp.
3.25%	06/30/26		3,000,000	2,998,320
3.65%	06/15/24		1,426,000	1,497,075
Metropolitan Edison Co.
7.70%	01/15/19		2,230,000	2,523,518
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		6,000,000	6,046,977
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,114,359
Perusahaan Gas Negara Persero TBK PT (Indonesia)
5.13%	05/16/24	[2,4]	750,000	790,586
Public Service Co. of New Mexico
3.85%	08/01/25		3,500,000	3,679,124
5.35%	10/01/21		50,000	55,668
Southwestern Electric Power Co.
6.45%	01/15/19		1,885,000	2,097,881

				63,623,986

Energy — 2.31%
Boardwalk Pipelines LP
5.88%	11/15/16		5,538,000	5,615,172
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	2,395,000	2,499,549
Devon Energy Corp.
5.85%	12/15/25		1,300,000	1,436,590
El Paso LLC (GMTN)
7.80%	08/01/31		1,175,000	1,321,501

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Enbridge Energy Partners LP
5.88%	12/15/16		$975,000	$995,581
5.88%	10/15/25		2,500,000	2,758,785
Energy Transfer Partners LP
3.65%	11/01/66	[3]	2,911,000	1,706,428
5.15%	03/15/45		6,500,000	6,062,648
5.50%	06/01/27		3,000,000	2,835,000
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	1,375,000	1,553,368
NGPL Pipe Co. LLC
7.12%	12/15/17	[2]	4,000,000	4,190,000
Noble Energy, Inc.
3.90%	11/15/24		934,000	957,350
Peabody Energy Corp.[8]
6.00%	11/15/18	[9]	435,000	57,377
Pertamina Persero PT, Series REGS (EMTN) (Indonesia)
4.30%	05/20/23	[4]	1,000,000	1,023,050
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[4]	97,500	97,992
Pioneer Natural Resources Co.
3.45%	01/15/21		2,300,000	2,382,940
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%	03/01/22		1,554,000	1,666,683
Reliance Holding USA, Inc., Series REGS
4.50%	10/19/20		1,475,000	1,598,185
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	1,650,000	1,654,125
6.85%	07/15/18	[2]	700,000	733,250
Ruby Pipeline LLC
6.00%	04/01/22	[2]	1,850,000	1,797,417
Sabine Pass LNG LP
7.50%	11/30/16		2,165,000	2,205,594
7.50%	11/30/16	[2]	500,000	509,375
TC PipeLines LP
4.38%	03/13/25		3,000,000	2,977,489
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	3,000,000	2,972,505
Williams Partners LP
3.60%	03/15/22		1,300,000	1,233,118
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,500,000	2,426,471

				55,267,543

Finance — 3.38%
Chase Capital VI
1.26%	08/01/28	[3]	1,500,000	1,256,250

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  95

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
CIT Group, Inc.
6.63%	04/01/18	[2]	$1,000,000	$1,057,500
Citigroup, Inc.
1.21%	08/25/36	[3]	10,300,000	6,918,069
1.30%	11/15/16		1,000,000	1,000,677
1.36%	11/24/17	[3]	1,000,000	1,001,159
1.60%	07/25/16	[3]	1,000,000	1,000,445
Corp. Financiera de Desarrollo SA (Peru)
3.25%	07/15/19	[2,4]	1,200,000	1,236,240
Ford Motor Credit Co. LLC
1.60%	01/09/18	[3]	400,000	400,032
2.15%	01/09/18		2,500,000	2,523,989
5.00%	05/15/18		1,000,000	1,059,258
8.00%	12/15/16		3,400,000	3,502,852
General Electric Corp. (MTN)
1.01%	05/05/26	[3]	1,000,000	937,140
1.11%	08/15/36	[3]	4,085,000	3,434,047
4.65%	10/17/21		70,000	80,228
General Motors Financial Co., Inc.
2.63%	07/10/17		2,500,000	2,523,740
3.00%	09/25/17		1,000,000	1,016,875
3.10%	01/15/19		2,000,000	2,045,000
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		2,475,000	2,832,140
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		9,710,000	10,317,205
Goldman Sachs Group, Inc. (The)
2.90%	07/19/18		1,000,000	1,026,663
5.95%	01/18/18		75,000	79,926
Guanay Finance Ltd. (Cayman Islands)
6.00%	12/15/20	[2,4]	913,749	914,891
Huarong Finance II Co. Ltd. (EMTN) (Vietnam)
4.50%	01/16/20	[4]	1,200,000	1,273,320
International Lease Finance Corp.
6.75%	09/01/16	[2]	2,184,000	2,199,015
7.13%	09/01/18	[2]	3,000,000	3,296,250
JPMorgan Chase Capital XIII, Series M
1.58%	09/30/34	[3]	225,000	181,406
JPMorgan Chase Capital XXI, Series U
1.59%	02/02/37	[3]	7,810,000	5,935,600
JPMorgan Chase Capital XXIII
1.63%	05/15/47	[3]	7,750,000	5,831,875
Morgan Stanley
1.39%	01/05/18	[3]	2,000,000	2,001,920
Morgan Stanley (GMTN)
2.38%	07/23/19		1,600,000	1,626,779
5.45%	01/09/17		2,000,000	2,045,952
5.50%	07/24/20		3,000,000	3,369,435

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
7.30%	05/13/19		$2,740,000	$3,150,214
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,231,629
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	627,921
SL Green Realty Corp.
5.00%	08/15/18		895,000	938,984

				80,874,626

Food — 0.36%
Kraft Heinz Co.
5.20%	07/15/45	[2]	5,500,000	6,486,021
TreeHouse Foods, Inc.
6.00%	02/15/24	[2]	1,977,000	2,105,505

				8,591,526

Health Care — 3.45%
AbbVie, Inc.
3.20%	05/14/26		2,246,000	2,271,592
4.30%	05/14/36		1,000,000	1,023,300
4.70%	05/14/45		3,400,000	3,621,129
Actavis Funding SCS (Luxembourg)
3.00%	03/12/20	[4]	3,000,000	3,091,998
3.80%	03/15/25	[4]	4,306,000	4,494,207
4.55%	03/15/35	[4]	1,500,000	1,546,364
Aetna, Inc.
2.80%	06/15/23		4,000,000	4,087,742
Amgen, Inc.
4.40%	05/01/45		1,880,000	1,920,543
4.66%	06/15/51	[2]	2,000,000	2,104,244
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[4]	4,500,000	4,712,931
Biogen, Inc.
5.20%	09/15/45		3,423,000	3,862,085
Celgene Corp.
3.88%	08/15/25		6,400,000	6,839,494
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		445,000	443,910
5.75%	08/15/22		2,525,000	2,651,250
Express Scripts Holding Co.
3.40%	03/01/27		3,500,000	3,503,311
Fresenius Medical Care U.S. Finance II, Inc.
5.75%	02/15/21	[2]	1,500,000	1,672,500
Grifols Worldwide Operations, Ltd. (Ireland)
5.25%	04/01/22	[4]	1,025,000	1,042,937
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,871,084
HCA, Inc.
6.50%	02/15/20		4,175,000	4,639,677

See accompanying notes to Schedule of Portfolio Investments.

96  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Hologic, Inc.
5.25%	07/15/22	[2]	$370,000	$388,037
Molina Healthcare, Inc.
5.38%	11/15/22	[2]	379,000	379,947
Mylan NV (Netherlands)
2.50%	06/07/19	[2,4]	4,000,000	4,036,122
3.00%	12/15/18	[2,4]	2,482,000	2,544,670
NBTY, Inc.
7.63%	05/15/21	[2]	563,000	563,366
North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		650,000	709,655
6.15%	11/01/43		2,250,000	3,084,878
Providence Health & Services Obligated Group
1.60%	10/01/17	[3]	3,200,000	3,209,528
RegionalCare Hospital Partners Holdings, Inc.
8.25%	05/01/23	[2]	2,250,000	2,317,500
Tenet Healthcare Corp.
4.15%	06/15/20	[3]	1,500,000	1,488,750
4.50%	04/01/21		1,000,000	1,012,500
6.00%	10/01/20		1,000,000	1,060,000
Valeant Pharmaceuticals International
7.25%	07/15/22	[2]	90,000	77,643
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[2,4]	250,000	203,125
6.13%	04/15/25	[2,4]	6,150,000	4,966,125
WellCare Health Plans, Inc.
5.75%	11/15/20		1,150,000	1,193,125

				82,635,269

Industrials — 0.23%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.65%	12/15/19	[2,3,4]	2,950,000	2,968,438
Cemex Finance LLC
6.00%	04/01/24	[2]	600,000	585,000
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[2,4]	700,000	772,006
TransDigm, Inc.
6.38%	06/15/26	[2]	1,100,000	1,098,625

				5,424,069

Information Technology — 0.71%
Apple, Inc.
4.65%	02/23/46		1,500,000	1,700,625
Baidu, Inc. (Cayman Islands)
4.13%	06/30/25	[4]	1,100,000	1,163,360

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%	06/15/26	[2]	$3,090,000	$3,227,199
First Data Corp.
5.00%	01/15/24	[2]	1,652,000	1,662,325
Microsoft Corp.
4.45%	11/03/45		2,500,000	2,822,201
MSCI, Inc.
5.75%	08/15/25	[2]	571,000	595,267
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,4]	1,100,000	1,119,250
Oracle Corp.
2.40%	09/15/23		4,790,000	4,804,264

				17,094,491

Insurance — 0.58%
Farmers Exchange Capital
7.20%	07/15/48	[2]	150,000	183,271
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	2,500,000	2,643,465
MetLife, Inc.
6.40%	12/15/36	[3]	4,914,000	5,245,695
Nationwide Mutual Insurance Co.
2.94%	12/15/24	[2,3]	3,825,000	3,748,500
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[2,3]	2,125,000	2,116,677

				13,937,608

Real Estate Investment Trust (REIT) — 2.25%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		1,650,000	1,716,503
4.60%	04/01/22		1,000,000	1,085,497
American Campus Communities Operating Partnership LP
3.35%	10/01/20		1,735,000	1,803,055
AvalonBay Communities, Inc. (GMTN)
2.95%	09/15/22		250,000	257,640
3.63%	10/01/20		1,500,000	1,604,129
5.75%	09/15/16		1,705,000	1,720,495
Boston Properties LP
5.63%	11/15/20		1,750,000	2,007,105
5.88%	10/15/19		200,000	225,020
Education Realty Operating Partnership LP
4.60%	12/01/24		3,240,000	3,326,989
5.75%	06/15/17		1,805,000	1,879,368
Essex Portfolio LP
5.50%	03/15/17		2,197,000	2,256,528
HCP, Inc.
3.88%	08/15/24		2,000,000	2,038,789

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  97

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
4.00%	12/01/22		$1,100,000	$1,139,831
4.25%	11/15/23		945,000	982,706
5.63%	05/01/17		100,000	103,418
Healthcare Realty Trust, Inc.
5.75%	01/15/21		1,250,000	1,405,085
Highwoods Realty LP
5.85%	03/15/17		4,042,000	4,157,124
7.50%	04/15/18		800,000	874,176
Liberty Property LP (MTN)
7.50%	01/15/18		900,000	973,435
Mid-America Apartments LP
6.05%	09/01/16		3,000,000	3,021,927
Post Apartment Homes LP
3.38%	12/01/22		100,000	101,871
4.75%	10/15/17		270,000	278,815
SL Green Realty Corp.
7.75%	03/15/20		2,375,000	2,776,206
VEREIT Operating Partnership LP
2.00%	02/06/17		3,700,000	3,748,100
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[2]	6,405,000	6,425,627
2.70%	09/17/19	[2]	1,500,000	1,532,766
Welltower, Inc.
4.25%	04/01/26		5,000,000	5,385,227
4.95%	01/15/21		1,020,000	1,126,253

				53,953,685

Retail — 0.45%
CVS Health Corp.
4.88%	07/20/35		4,385,000	5,240,250
Walgreens Boots Alliance, Inc.
3.10%	06/01/23		2,000,000	2,040,116
3.45%	06/01/26		3,335,000	3,430,524

				10,710,890

Services — 0.09%
Aramark Services, Inc.
5.13%	01/15/24	[2]	2,200,000	2,249,500

Transportation — 0.91%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,426,179	1,533,999
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		47,702	51,637
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		4,158,777	4,525,269

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		$24,687	$25,249
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		2,506,533	2,675,724
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		1,803,482	1,947,761
Continental Airlines Pass-Through Trust, Series 2000-1, Class A-1
8.05%	11/01/20		425,163	466,617
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		768,070	835,037
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		62,064	65,245
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,510,176	2,823,948
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		52,196	55,295
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		1,070,602	1,221,825
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
1.08%	11/15/16	[3]	1,200,000	1,196,550
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
6.25%	04/22/23		1,151,249	1,309,546
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		1,396,734	1,516,766
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		99,931	114,545
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		1,292,748	1,337,218

				21,702,231

Total Corporates (Cost $589,569,616)				602,012,027

See accompanying notes to Schedule of Portfolio Investments.

98  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.21%
Foreign Government Obligations — 1.21%
Brazilian Government International Bond (Brazil)
4.88%	01/22/21	[4]	$1,900,000	$2,006,400
Colombia Government International Bond (Colombia)
4.38%	07/12/21	[4]	2,000,000	2,148,200
Croatia Government International Bond, Series REGS (Croatia)
6.63%	07/14/20	[4]	2,000,000	2,185,900
Export Credit Bank of Turkey (Turkey)
5.00%	09/23/21	[2,4]	1,200,000	1,234,680
Hazine Mustesarligi Varlik Kiralama AS (Turkey)
4.56%	10/10/18	[2,4]	1,200,000	1,244,400
Hungary Government International Bond (Hungary)
5.75%	11/22/23	[4]	1,600,000	1,824,480
Kazakhstan Government International Bond, Series REGS (EMTN) (Kazakhstan)
5.13%	07/21/25	[4]	1,000,000	1,099,400
Lithuania Government International Bond, Series REGS (Lithuania)
7.38%	02/11/20	[4]	1,200,000	1,417,440
Magyar Export-Import Bank Zrt (Hungary)
4.00%	01/30/20	[2,4]	900,000	918,540
Mexico Government International Bond (GMTN) (Mexico)
3.50%	01/21/21	[4]	1,500,000	1,590,000
Perusahaan Penerbit SBSN, Indonesia III (Indonesia)
4.35%	09/10/24	[2,4]	1,300,000	1,348,750
Philippine Government International Bond (Philippines)
4.20%	01/21/24	[4]	2,000,000	2,295,342
Republic of Serbia, Series REGS (Serbia)
4.88%	02/25/20	[4]	1,200,000	1,240,560
Romanian Government International Bond, Series REGS (EMTN) (Romania)
4.88%	01/22/24	[4]	2,000,000	2,216,250
Russian Foreign Bond - Eurobond, Series REGS (Russia)
5.00%	04/29/20	[4]	3,000,000	3,244,044
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[4]	1,100,000	1,141,250
Sri Lanka Government International Bond, Series REGS (Sri Lanka)
6.25%	07/27/21	[4]	1,200,000	1,211,430

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Venezuela Government International Bond (Venezuela)
9.25%	09/15/27	[4]	$1,400,000	$682,640

Total Foreign Government Obligations (Cost $28,123,279)				29,049,706

MORTGAGE-BACKED — 41.66%**
Commercial Mortgage-Backed — 10.83%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2
3.90%	08/10/35	[2]	2,155,000	2,397,758
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[2]	3,615,000	3,932,534
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2006-3, Class A4
5.89%	07/10/44	[3]	779,186	779,041
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2006-6, Class A3
5.37%	10/10/45		138,746	138,789
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-5, Class A4
5.49%	02/10/51		15,363,555	15,816,843
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2013-WBRK, Class A
3.65%	03/10/37	[2,3]	3,690,000	3,909,118
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2015-200P, Class A
3.22%	04/14/33	[2]	2,785,000	2,956,482
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.88%	08/25/34	[2,3]	1,839,377	1,664,322
Bear Stearns Commercial Mortgage Securities, Series Trust 2004-PWR5, Class F
5.48%	07/11/42	[2,3]	1,990,000	2,066,162
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.32%	09/10/45	[2,3,5]	71,204,089	5,171,866
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.25%	05/10/35	[2]	2,580,000	2,743,167
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4
4.13%	11/10/46		2,607,000	2,946,548
Commercial Mortgage Trust, Series 2012-LC-4, Class A2
2.26%	12/10/44		2,648,577	2,658,288

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  99

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%	10/10/46		$7,055,000	$7,896,476
Commercial Mortgage Trust, Series 2013-CR6, Class A1
0.72%	03/10/46		1,233,843	1,225,632
Commercial Mortgage Trust, Series 2013-WWP, Class A2
3.42%	03/10/31	[2]	3,070,000	3,292,314
Commercial Mortgage Trust, Series 2014-277P, Class A
3.73%	08/10/49	[2,3]	6,275,000	6,842,982
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[2]	3,820,000	4,035,249
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/01/36	[2,3]	3,340,000	3,627,953
Commercial Mortgage Trust, Series 2016-CR28, Class A4
3.76%	02/10/49		7,325,000	8,046,723
Credit Suisse Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49	[3]	1,856,620	1,892,618
DBRR Trust, Series 2012-EZ1, Class C
2.06%	09/25/45	[2]	853,201	851,144
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	672,384	668,844
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[2]	421,256	426,103
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1
3.53%	07/10/44	[2]	5,497,720	5,745,530
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		3,762,705	3,761,534
First Union Commercial Mortgage Trust, Series 1999-C1, Class F
5.35%	10/15/35	[2]	1,049	1,048
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[2,3]	6,087,291	5,732,985
GS Mortgage Securities Trust, Series 2010-C1, Class A1
3.68%	08/10/43	[2]	3,077,802	3,205,781
GS Mortgage Securities Trust, Series 2012-GC6, Class A2
2.54%	01/10/45		6,149,728	6,167,689
GS Mortgage Securities Trust, Series 2012-GC6, Class XA
2.21%	01/10/45	[2,3,5]	58,107,319	4,887,778

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class XA
1.10%	08/15/46	[3,5]	$47,453,432	$1,454,063
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA
1.52%	11/15/45	[3,5]	31,440,155	1,738,738
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A2
5.12%	07/15/41		1,152,430	1,154,235
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A1A
5.40%	05/15/45		698,911	698,786
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A1A
5.26%	05/15/47		7,931,093	7,985,659
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3
5.34%	05/15/47		4,408,430	4,447,958
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB
5.86%	02/15/51		95,989	97,138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class ASB
5.87%	02/12/49	[3]	37,064	37,348
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32	[2]	2,138,213	2,195,639
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[2]	7,990,000	8,633,594
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA
1.23%	02/15/46	[2,3,5]	34,324,163	1,091,052
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[2]	412,038	413,226
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2
3.15%	08/15/46		3,648,929	3,659,383
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2
2.21%	05/15/45		3,564,253	3,578,740

See accompanying notes to Schedule of Portfolio Investments.

100  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		$2,091,105	$2,138,040
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class 1A
0.70%	09/25/30	[2,3]	2,407,434	2,241,298
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
0.65%	09/25/36	[2,3]	2,563,748	2,429,747
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4
6.02%	06/12/50	[3]	7,410,000	7,575,815
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class XA
1.11%	10/15/46	[3,5]	49,099,412	1,862,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		3,636,613	3,660,788
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		947,000	976,420
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,429,367
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1
0.74%	02/15/46		1,553,230	1,552,942
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	07/15/49		1,255,268	1,256,233
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		47,034	47,166
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2
5.61%	04/15/49		4,924,207	4,933,681
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4
5.69%	04/15/49	[3]	10,670,000	10,828,770
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,200,000	1,279,903
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[2]	1,860,000	2,051,610
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.96%	01/13/32	[2,3]	3,460,000	3,819,444
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4
3.18%	03/10/46		1,784,000	1,891,548

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3
5.25%	12/15/43		$6,387,448	$6,402,715
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A4
5.31%	12/15/43		6,800,000	6,807,973
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2
5.88%	06/15/49	[3]	12,649,820	12,683,677
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.89%	06/15/49	[3]	13,000,000	13,400,486
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[2]	4,555,000	4,987,605
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,380,000	1,457,929
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A2
3.45%	06/15/44	[2]	396,811	396,737
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[2]	5,000,000	5,276,859
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2
2.68%	11/15/44		55,711	55,835
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA
2.06%	11/15/44	[2,3,5]	26,078,423	1,864,938
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3
2.87%	11/15/45		1,185,000	1,244,299
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class XA
0.85%	10/15/57	[3,5]	54,915,108	2,109,366

				259,338,532

Non-Agency Mortgage-Backed — 22.82%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
1.01%	04/25/36	[3]	2,082,000	1,852,758
Accredited Mortgage Loan Trust, Series 2006-1, Class A4
0.73%	04/25/36	[3]	7,000,000	6,227,699
ACE Securities Corp., Series 2006-OP2, Class A2C
0.60%	08/25/36	[3]	868,486	762,505
ACE Securities Corp., Series 2007-ASP1, Class A2D
0.83%	03/25/37	[3]	3,703,856	2,268,111

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016 / 101

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
2.79%	08/25/35	[3]	$4,031,900	$3,667,798
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.68%	09/25/35	[3]	544,755	523,166
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
2.98%	03/25/37	[3]	7,309,522	6,098,368
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
0.75%	05/25/37	[2,3]	6,032,000	4,325,406
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.45%	06/25/37	[3]	3,417,759	2,497,727
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.43%	12/25/34	[3]	2,448,544	2,243,553
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
0.75%	01/25/36	[3]	5,000,000	4,416,750
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		1,834,999	1,884,128
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		775,257	793,068
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		99,619	99,819
Banc of America Funding Trust, Series 2004-B, Class 5A1
3.02%	11/20/34	[3]	719,303	681,453
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.28%	05/20/36	[3]	2,727,419	2,407,393
Banc of America Funding Trust, Series 2006-G, Class 2A1
0.67%	07/20/36	[3]	3,669,811	3,420,842
Banc of America Funding Trust, Series 2006-G, Class 2A4
0.74%	07/20/36	[3]	3,679,542	3,431,754
Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1
2.90%	12/25/35	[3]	4,166,794	3,631,203
BCAP LLC Trust, Series 2007-AA1, Class 2A1
0.63%	03/25/37	[3]	7,844,696	6,635,399
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[2]	510,526	535,904

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.80%	09/26/36	[2,3]	$875,315	$873,825
BCAP LLC Trust, Series 2013-RR2, Class 6A1
3.00%	06/26/37	[2,3]	409,611	408,407
BCAP LLC Trust, Series 2015-RR2, Class 23A1
0.66%	03/28/37	[2,3]	4,176,429	4,071,662
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
2.76%	04/25/35	[3]	4,808,899	4,593,419
Bear Stearns ARM Trust, Series 2005-2, Class A1
3.09%	03/25/35	[3]	444,178	446,320
Bear Stearns ARM Trust, Series 2005-9, Class A1
2.66%	10/25/35	[3]	7,133,896	6,893,695
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[3]	921,319	923,721
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		202,450	190,989
Bear Stearns Asset-Backed Securities Trust, Series 2006-HE9, Class 1A2
0.60%	11/25/36	[3]	2,292,437	1,944,686
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.88%	10/25/35	[3]	118,313	118,402
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.70%	06/25/36	[3]	8,406,974	7,909,458
Chase Funding Trust, Series 2007-A1, Class 8A1
2.76%	02/25/37	[3]	2,436,761	2,458,503
CIM Trust, Series 2015-3AG, Class A1
2.21%	10/25/57	[2,3]	7,755,023	7,574,952
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.71%	11/25/35	[3]	121,015	87,814
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
3.20%	06/25/36	[3]	669,661	639,112
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
0.69%	08/25/36	[3]	2,300,000	2,009,257
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2C
0.59%	08/25/36	[3]	2,935,085	2,781,857

See accompanying notes to Schedule of Portfolio Investments.

102  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.60%	08/25/36	[3]	$207,418	$202,858
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.65%	01/25/37	[3]	4,000,000	3,707,564
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.63%	03/25/37	[3]	2,037,048	2,003,807
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A4
0.80%	03/25/37	[3]	10,233,000	9,512,157
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		54,179	58,337
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
1.92%	01/25/36	[3]	8,790,362	7,885,021
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A5
3.46%	08/25/36	[3]	8,586,670	8,157,351
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.95%	11/20/34	[3]	24,750	24,160
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2
0.74%	04/25/35	[3]	8,261,343	7,128,182
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
1.03%	02/25/35	[3]	46,762	39,219
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.75%	05/25/35	[3]	175,036	147,820
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1
1.10%	07/25/37	[3]	2,316,598	1,108,091
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 3A1
2.61%	11/25/33	[3]	1,889,359	1,877,203
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.48%	06/25/34	[3]	445,495	433,759
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1
6.50%	12/25/35		1,061,321	804,865

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		$308,142	$297,019
Credit Suisse Mortgage Trust, Series 2013-3R, Class 5A1
2.80%	10/27/36	[2,3]	954,907	951,287
Credit Suisse Mortgage Trust, Series 2014-CIM1, Class A1
2.20%	01/25/58	[2,3]	10,923,437	10,938,547
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP)
3.42%	01/25/36		2,629,729	1,952,558
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
3.46%	12/25/36		1,000,000	711,333
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV4
0.71%	03/25/36	[3]	2,900,000	2,305,659
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
0.56%	11/25/36	[3]	6,748,267	4,093,401
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
3.93%	01/25/37		297,693	150,302
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.48%	02/25/37		8,547,370	6,172,521
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.48%	02/25/37		2,045,742	1,477,147
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.96%	03/25/37		3,787,350	2,228,316
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A
0.54%	04/25/37	[3]	5,873,578	5,235,448
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.51%	04/25/37	[3]	2,458,030	1,609,913
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.81%	01/19/45	[3]	1,572,156	1,296,277

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  103

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
0.74%	10/19/45[3]	$9,017,269	$7,733,172
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.65%	10/19/36[3]	8,714,422	7,077,994
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.59%	04/19/48[3]	3,356,476	2,683,346
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.61%	10/25/36[3]	1,359,251	914,702
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
0.66%	12/25/37[3]	2,492,727	1,528,164
First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
0.70%	07/25/37[3]	1,622,690	1,022,587
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
0.67%	01/25/38[3]	7,185,120	4,703,813
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
0.55%	03/25/37[3]	1,000,540	549,721
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.43%	09/25/34[3]	1,524,301	1,483,938
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
2.43%	09/25/34[3]	2,343,900	2,281,835
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA7, Class 1A1
2.37%	02/25/35[3]	399,644	339,061
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
2.75%	12/25/35[3]	3,533,881	2,899,956
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
2.50%	02/25/36[3]	5,662,542	4,859,746
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
2.67%	04/25/35[3]	6,412,019	6,244,310
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.49%	09/25/35[3]	8,953,710	7,940,068
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
2.68%	10/25/35[3]	9,514,724	7,977,145
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
2.71%	11/25/35[3]	5,059,005	4,406,997

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
2.59%	03/25/36	[3]	$5,659,971	$4,692,455
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
2.69%	01/25/37	[3]	8,594,693	6,980,025
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
2.73%	05/25/35	[3]	6,858,671	6,374,640
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
2.75%	10/25/34	[3]	92,528	90,055
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
2.76%	09/25/35	[3]	6,532,841	5,870,349
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
2.66%	10/25/35	[3]	300,128	248,355
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
2.77%	11/25/35	[3]	4,376,498	3,978,405
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
2.88%	08/25/37	[3]	333,034	266,706
GE Business Loan Trust, Series 2007-1A, Class A
0.61%	04/16/35	[2,3]	9,161,586	8,413,349
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
3.22%	09/19/35	[3]	3,274,312	2,900,017
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
3.22%	09/19/35	[3]	5,109,445	4,899,263
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.33%	04/19/36	[3]	5,856,922	5,314,322
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	5,584	5,663
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
0.74%	07/25/35	[3]	5,477,923	5,047,325
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.63%	01/25/47	[3]	251,614	244,891
GSAA Home Equity Trust, Series 2006-4, Class 4A2
0.68%	03/25/36	[3]	266,770	262,035
GSR Mortgage Loan Trust, Series 2005-4F, Class 4A3
5.50%	05/25/35		35,912	36,248

See accompanying notes to Schedule of Portfolio Investments.

104  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
5.07%	09/25/35	[3,5]	$62,158	$4,080
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
3.17%	07/25/35	[3]	3,068,159	2,924,498
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2.89%	04/25/36	[3]	600,377	533,899
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
2.79%	05/25/47	[3]	2,444,531	2,154,487
Impac CMB Trust, Series 2005-2, Class 1A1
0.97%	04/25/35	[3]	8,281,972	7,591,772
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
2.80%	09/25/35	[3]	2,581,900	2,162,874
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.03%	10/25/35	[3]	4,877,473	4,054,932
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
0.72%	10/25/36	[3]	11,597,059	7,697,683
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.99%	05/25/36	[3]	1,005,781	850,591
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		77,964	80,863
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
0.68%	11/25/36	[3]	8,500,000	7,972,068
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
0.61%	05/25/37	[3]	1,773,000	1,667,913
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
2.74%	08/25/35	[3]	110,324	105,148
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.95%	05/25/36	[3]	91,170	76,235
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		642,815	619,139
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		405,452	409,282
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		17,479	17,750

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
0.70%	06/25/37	[2,3]	$6,224,030	$5,590,952
Lehman XS Trust, Series 2005-4, Class 1A3
1.25%	10/25/35	[3]	241,612	224,487
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.75%	11/25/35	[3]	8,952,998	7,650,943
Lehman XS Trust, Series 2006-1, Class 1A1
0.70%	02/25/36	[3]	2,603,687	2,502,309
Luminent Mortgage Trust, Series 2007-2, Class 1A3
0.67%	05/25/37	[3]	852,077	797,604
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.26%	11/25/33	[3]	556,565	558,146
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.56%	10/25/34	[3]	1,101,649	1,079,253
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.53%	04/25/34	[3]	175,579	168,737
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
2.81%	02/25/36	[3]	186,490	180,391
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.56%	03/25/47	[3]	1,115,284	1,101,125
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.73%	05/25/37	[3]	3,150,000	1,969,219
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.78%	04/25/37	[3,5]	883,581	109,143
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1
3.08%	08/25/36	[3]	4,072,554	3,765,774
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
2.77%	10/25/33	[3]	456,145	449,677
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		93,892	107,832
Morgan Stanley Capital I Trust, Series 2006-NC2, Class A2D
0.74%	02/25/36	[3]	4,849,637	4,253,753
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
0.73%	02/25/36	[3]	5,391,600	5,050,940

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  105

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.27%	09/25/34[3]	$1,090,228	$1,042,881
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
0.73%	11/25/35[3]	200,596	194,237
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21	351,406	338,711
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
2.93%	01/26/47[2,3]	453,914	451,502
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A
1.25%	11/26/46[2,3]	6,205,732	6,017,510
MortgageIT Trust, Series 2005-2, Class 2A
2.11%	05/25/35[3]	4,389,013	4,290,482
MortgageIT Trust, Series 2005-4, Class A1
0.73%	10/25/35[3]	7,218,700	6,556,635
MortgageIT Trust, Series 2005-5, Class A1
0.71%	12/25/35[3]	1,142,887	1,019,131
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.88%	06/25/35[3]	1,031,874	1,038,051
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
0.78%	02/25/36[3]	6,103,741	5,649,852
New York Mortgage Trust, Series 2005-3, Class A1
0.69%	02/25/36[3]	1,762,089	1,589,408
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
3.34%	08/25/35[3]	8,428,967	7,981,226
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29[3]	12,216,881	8,622,048
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.76%	06/25/47[3]	5,152,000	3,555,462
Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1
3.84%	12/25/35[3]	4,511,647	3,772,307
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.31%	04/25/35[3]	470,940	458,973
Residential Accredit Loans Trust, Series 2005-QA7, Class A21
3.37%	07/25/35[3]	2,615,128	2,249,931
Residential Accredit Loans Trust, Series 2005-QA8, Class CB21
3.47%	07/25/35[3]	1,932,020	1,563,691

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2005-SP1, Class 4A1
7.00%	09/25/34	$215,078	$232,133
Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1
5.75%	09/25/21	312,504	298,428
Residential Accredit Loans Trust, Series 2006-QS16, Class A6
6.00%	11/25/36	1,186,140	954,326
Residential Accredit Loans Trust, Series 2007-QS1, Class 2AV (IO)
0.16%	01/25/37[3,5]	5,077,025	36,676
Residential Asset Securities Trust, Series 2004-KS9, Class AII4
1.05%	10/25/34[3]	22,768	18,351
Residential Asset Securities Trust, Series 2005-KS12, Class A3
0.77%	01/25/36[3]	940,880	935,030
Residential Asset Securities Trust, Series 2006-A9CB, Class A9
6.00%	09/25/36	7,135,896	4,639,237
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
3.27%	04/25/37[3]	419,313	290,206
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.68%	02/25/37[3]	1,852,110	909,446
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4, Class A2B
0.65%	05/25/37[3]	3,340,619	2,005,447
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.60%	12/25/36[3]	3,929,463	2,071,259
Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3
0.71%	02/25/37[3]	1,240,673	507,473
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.82%	09/25/34[3]	1,572,435	1,549,501
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
2.86%	03/25/34[3]	2,466,531	2,414,070
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
2.88%	06/25/35[3]	2,857,944	2,658,741
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
2.92%	11/25/35[3]	2,898,589	2,458,610
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
2.96%	04/25/35[3]	7,354,382	6,814,171

See accompanying notes to Schedule of Portfolio Investments.

106  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
0.61%	12/25/36	[3]	$311,812	$265,273
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.28%	05/25/36	[3]	837,970	521,299
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1
0.66%	05/25/46	[3]	685,645	523,894
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2
1.95%	02/25/35	[3]	316,822	303,419
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
2.21%	03/25/35	[3]	3,938,681	3,739,259
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
3.13%	06/25/32	[3]	136,475	132,916
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
2.88%	11/25/33	[3]	180,052	177,026
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-04, Class 3A1
3.10%	10/25/37	[3]	4,463,413	3,872,682
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
2.94%	01/25/37	[3]	1,883,640	1,865,314
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1
3.77%	01/25/37	[3]	1,343,704	1,331,177
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.56%	01/25/37	[3]	4,364,663	2,392,526
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
1.17%	11/25/34	[3]	404,047	366,821
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.60%	01/25/35	[3]	1,591,074	1,593,629
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.87%	05/25/44	[3]	279,418	264,104
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
1.09%	01/25/45	[3]	288,804	264,299
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.77%	08/25/45	[3]	1,032,782	974,121
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.43%	10/25/35	[3]	3,855,607	3,701,290

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.74%	10/25/45	[3]	$2,457,520	$2,329,795
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.62%	12/25/35	[3]	74,394	68,627
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
2.57%	12/25/35	[3]	4,000,186	3,751,260
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.78%	01/25/45	[3]	1,891,803	1,722,096
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.68%	04/25/45	[3]	2,175,061	2,044,169
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
1.09%	07/25/45	[3]	2,056,797	1,964,855
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.35%	05/25/46	[3]	4,657,920	4,241,249
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.42%	07/25/46	[3]	9,529,424	8,004,766
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.36%	03/25/37	[3]	4,527,104	3,690,840
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A
1.14%	03/25/47	[3]	9,717,206	7,325,820
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
1.19%	06/25/47	[3]	3,185,620	2,524,389
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		77,786	72,359
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
0.70%	07/25/36	[3]	5,318,565	5,181,980
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.77%	03/25/37	[3]	4,690,000	3,393,935
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
3.20%	04/25/36	[3]	394,073	366,792
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1
2.75%	10/25/35	[3]	2,483,737	2,411,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.05%	07/25/36	[3]	463,667	447,651

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  107

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
2.75%	10/25/36[3]	$2,252,128	$2,067,281
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
2.86%	03/25/36[3]	3,872,537	3,804,488
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2
2.85%	04/25/36[3]	3,866,395	3,738,618

			546,221,800

U.S. Agency Mortgage-Backed — 8.01%
Fannie Mae Pool 463617
4.91%	10/01/19	4,034,059	4,440,192
Fannie Mae Pool 467626
3.74%	05/01/18	3,953,995	4,104,708
Fannie Mae Pool 468048
4.41%	05/01/21	1,703,774	1,908,471
Fannie Mae Pool 468861
3.84%	08/01/21	3,999,903	4,408,633
Fannie Mae Pool 957395
5.40%	06/01/18	3,515,186	3,763,509
Fannie Mae Pool 958777
4.43%	05/01/19	5,200,588	5,624,695
Fannie Mae Pool AD0791
4.69%	02/01/20	8,286,599	9,110,756
Fannie Mae Pool AE0134
4.40%	02/01/20	890,000	979,792
Fannie Mae Pool AE0918
3.66%	10/01/20	314,692	340,842
Fannie Mae Pool AL0151
4.38%	04/01/21	442,774	493,892
Fannie Mae Pool AL0600
4.30%	07/01/21	133,032	148,892
Fannie Mae Pool AL2293
4.38%	06/01/21	4,767,754	5,328,349
Fannie Mae Pool AM4125
3.74%	08/01/23	3,005,000	3,321,490
Fannie Mae Pool AN0026
3.48%	11/01/35	3,702,700	4,027,434
Fannie Mae Pool AN0461
3.35%	01/01/28	5,775,000	6,342,724
Fannie Mae Pool AN0564
3.20%	03/01/31	7,500,000	7,938,149
Fannie Mae Pool AN0971
3.11%	02/01/28	7,535,000	7,969,638
Fannie Mae Pool AN0976
3.26%	02/01/28	2,970,000	3,192,352

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN1012
3.15%	02/01/28	$4,925,399	$5,309,699
Fannie Mae Pool FN0000
3.58%	09/01/20	451,549	488,570
Fannie Mae REMICS, Series 2003-64, Class KS
9.06%	07/25/18[3]	6,503	6,908
Fannie Mae REMICS, Series 2006-11, Class PS
22.90%	03/25/36[3]	36,550	56,046
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
6.17%	03/25/36[3]	2,257,189	479,604
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
5.62%	06/25/37[3]	94,326	15,356
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
5.44%	08/25/37[3]	171,272	27,742
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
6.02%	04/25/37[3]	1,991,253	417,350
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
6.57%	03/25/38[3]	117,652	21,083
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
5.77%	07/25/38[3]	497,557	94,457
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.17%	10/25/40[3]	129,922	24,152
Fannie Mae-Aces, Series 2003-M2, Class D
4.68%	01/25/33[3]	2,038,969	2,282,140
Fannie Mae-Aces, Series 2009-M2, Class X
1.64%	01/25/19[3]	62,217,862	1,585,809
Fannie Mae-Aces, Series 2010-M5, Class X
1.03%	07/25/20[3]	30,656,733	969,331
Fannie Mae-Aces, Series 2011-M5, Class X
1.36%	07/25/21[3]	87,682,683	4,643,815
Fannie Mae-Aces, Series 2012-M17, Class X2
0.54%	11/25/22[3]	156,337,157	3,518,368
Fannie Mae-Aces, Series 2012-M2, Class X
0.89%	02/25/22[3]	90,270,441	3,120,681
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18	9,931,030	9,965,276

See accompanying notes to Schedule of Portfolio Investments.

108  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2014-M5, Class FA
0.81%	01/25/17[3]	$1,995,399	$1,997,784
Fannie Mae-Aces, Series 2014-M9, Class X1
4.11%	04/25/17[3]	16,353,048	99,997
Fannie Mae-Aces, Series 2015-M3, Class FA
0.68%	06/25/18[3]	7,968,607	7,955,480
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class AX1
1.45%	08/25/19[3]	86,389,820	3,152,771
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20	1,525,000	1,675,685
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1
1.33%	04/25/20[3]	61,306,360	1,919,729
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.62%	02/25/18[3]	58,854,984	1,159,102
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1
0.57%	06/25/22[3]	94,140,345	1,720,010
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A2
1.00%	07/25/20[3]	4,230,200	4,243,546
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
0.83%	05/25/22[3]	10,584,035	10,487,726
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ05, Class A1
1.42%	05/25/21	17,955,000	18,028,199
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.26%	01/25/19[3]	26,127,296	1,424,011
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19	3,055,000	3,314,830
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19	5,159,783	5,336,741

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.25%	01/25/20[3]	$33,116,147	$1,101,123
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1
0.85%	12/25/22[3]	98,598,339	3,277,601
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS01, Class X1
1.57%	01/25/23[3]	34,920,097	2,191,477
Freddie Mac REMICS, Series 2711, Class FA
1.44%	11/15/33[3]	136,351	138,364
Freddie Mac REMICS, Series 2733, Class FB
1.04%	10/15/33[3]	545,000	548,630
Freddie Mac REMICS, Series 3001, Class HS
15.64%	02/15/35[3]	7,259	7,730
Freddie Mac REMICS, Series 3262, Class KS (IO)
5.98%	01/15/37[3]	80,275	13,936
Freddie Mac REMICS, Series 3327, Class LZ
6.00%	06/15/37	670,859	755,158
Freddie Mac REMICS, Series 3339, Class JS
39.96%	07/15/37[3]	28,873	58,767
Freddie Mac REMICS, Series 3404, Class AS (IO)
5.47%	01/15/38[3]	133,177	23,400
Freddie Mac REMICS, Series 3439, Class SC (IO)
5.47%	04/15/38[3]	90,854	15,644
Freddie Mac REMICS, Series 3828, Class TF
0.84%	04/15/29[3]	171,699	172,162
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.18%	04/15/42[3]	308,861	61,953
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33[10]	47,763	45,146
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39[3]	1,450,584	1,470,786
Ginnie Mae, Series 20088-80, Class D
5.35%	01/16/41	5,921,778	6,178,512
Ginnie Mae, Series 2011-109, Class AB
2.70%	04/16/43	783,144	793,998
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41	215,533	45,590

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  109

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2011-152, Class IO (IO)
0.93%	08/16/51[3]	$25,851,057	$881,909
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40	456,308	41,213
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37[3]	1,445,574	26,781
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35[3]	2,701,884	45,497
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38	186,480	8,638
Ginnie Mae, Series 2013-135, Class CS (IO)
5.77%	09/16/43[3]	5,860,680	898,434
Ginnie Mae, Series 2014-125, Class IO (IO)
1.03%	11/16/54[3]	48,993,348	3,953,342

			191,742,307

Total Mortgage-Backed (Cost $1,002,477,680)			997,302,639

MUNICIPAL BONDS — 0.24%*
California — 0.01%
State of California, Build America Bonds
7.95%	03/01/36	150,000	182,354

New York — 0.23%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31	3,000,000	3,612,660
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	1,650,000	1,898,028

			5,510,688

Total Municipal Bonds (Cost $5,190,159)			5,693,042

U.S. AGENCY SECURITIES — 1.88%
U.S. Agency Securities — 1.88%
Federal Farm Credit Bank
0.47%	09/14/16[3]	3,545,000	3,545,693
0.48%	04/26/17[3]	4,850,000	4,849,952
0.50%	04/17/17[3]	3,630,000	3,630,461
0.50%	05/08/17[3]	13,250,000	13,248,940
0.51%	05/03/18[3]	3,250,000	3,244,059
0.53%	11/06/17[3]	16,550,000	16,550,513

Total U.S. Agency Securities (Cost $45,072,137)			45,069,618

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES — 4.58%
U.S. Treasury Notes — 4.58%
U.S. Treasury Notes
0.54%	01/31/18[3]	$45,000,000	$ 45,087,948
0.63%	08/31/17	64,500,000	64,574,294

Total U.S. Treasury Securities (Cost $109,418,881)			109,662,242

Total Bonds – 88.09% (Cost $2,110,653,389)			2,108,962,848

Issues		Shares	Value
COMMON STOCK — 0.38%
Real Estate Investment Trust (REIT) — 0.38%
American Capital Agency Corp.
0.20%		460,166	9,120,490
Total Common Stock (Cost $9,750,173)
Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 13.06%

Foreign Government Obligations — 4.40%
Japan Treasury Discount Bill (Japan)
0.00%[11]	09/05/16[4]	3,160,000,000	30,815,498
0.00%[11]	09/20/16[4]	1,270,000,000	12,386,059
Japan Treasury Discount Bill, Series 601 (Japan)
0.00%[11]	07/19/16[4]	1,260,000,000	12,283,127
Japan Treasury Discount Bill, Series 603 (Japan)
0.00%[11]	07/25/16[4]	1,270,000,000	12,381,107
Japan Treasury Discount Bill, Series 604 (Japan)
0.00%[11]	08/01/16[4]	2,570,000,000	25,055,934
Japan Treasury Discount Bill, Series 605 (Japan)
0.00%[11]	08/08/16[4]	1,270,000,000	12,382,308

			105,304,033

Money Market Funds — 2.05%
Dreyfus Cash Management Fund
0.25%[12,13]		5,500,000	5,500,000
Morgan Stanley Institutional Liquidity Fund
0.27%[12]		43,510,000	43,510,000

			49,010,000

See accompanying notes to Schedule of Portfolio Investments.

110  /  N-Q Report June 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)

U.S. Agency Discount Notes — 1.46%
Federal Home Loan Bank
0.48%[11]	10/19/16		$13,000,000	$12,986,838
0.49%[11]	09/06/16		22,148,000	22,136,882

				35,123,720

U.S. Treasury Bills — 5.15%
U.S. Treasury Bills
0.22%[11]	08/04/16	[14]	75,000	74,985
0.23%[11]	09/29/16	[14]	449,000	448,705
0.23%[11]	08/25/16		35,000	34,989
0.28%[11]	10/06/16		10,000,000	9,993,196
0.32%[11]	10/20/16		50,000,000	49,964,530
0.33%[11]	07/21/16	[14]	2,105,000	2,104,789
0.42%[11]	08/18/16		10,652,000	10,648,879
U.S. Treasury Bills (WI)
0.32%[11]	10/13/16		50,000,000	49,967,487

				123,237,560

Total Short-Term Investments (Cost $306,348,079)				312,675,313

Total Investments – 101.53% (Cost $2,426,751,641)[1]	2,430,758,651

Liabilities in Excess of Other Assets – (1.53)%	(36,710,323)

Net Assets – 100.00%	$2,394,048,328

Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 07/05/16 at 102.57 Counterparty: JPMorgan Securities LLC
USD $ 63,739	JPY —	$ 63,379
Forward currency contract to sell Japanese Yen on 07/19/16 at 102.53 Counterparty: JPMorgan Securities LLC
USD $11,569,823	JPY 1,260,000,000	(719,308)
Forward currency contract to sell Japanese Yen on 07/25/16 at 102.51 Counterparty: Barclay’s Capital
USD $11,609,539	JPY 1,270,000,000	(779,428)
Forward currency contract to sell Japanese Yen on 08/01/16 at 102.49 Counterparty: JPMorgan Securities LLC
USD $23,173,404	JPY 2,570,000,000	(1,902,636)
Forward currency contract to sell Japanese Yen on 08/08/16 at 102.47 Counterparty: JPMorgan Securities LLC
USD $11,650,735	JPY 1,270,000,000	(743,657)

Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
Forward currency contract to sell Japanese Yen on 09/06/16 at 102.36 Counterparty: Bank of America
USD $29,148,199	JPY 3,160,000,000	$(1,722,059)
Forward currency contract to sell Japanese Yen on 09/20/16 at 102.30 Counterparty: Bank of America
USD $12,038,143	JPY 1,270,000,000	(376,385)

Net unrealized appreciation/ (depreciation)		$(6,180,094)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
419	U.S. Treasury Five Year Note, Expiration September 2016	$555,642

	Net unrealized appreciation	$555,642

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
943	U.S. Treasury Ten Year Note, Expiration September 2016	$(2,474,505)
281	U.S. Treasury Ultra Bond, Expiration September 2016	(3,497,754)

	Net unrealized (depreciation)	$(5,972,259)

Notes:

[1]	Cost for federal income tax purposes is $2,426,770,633 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$42,721,609
Gross unrealized (depreciation)	(38,733,591)

Net unrealized appreciation	$3,988,018

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $28,507,205, which is 1.19% of total net assets.

[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[8]	Non-income producing security.

[9]	Security is currently in default with regard to scheduled interest or principal payments.

[10]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2016.

[11]	Represents annualized yield at date of purchase.

[12]	Represents the current yield as of June 30, 2016.

[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $5,500,000.

[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,418,504.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  111

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

†	Fair valued security. The aggregate value of fair valued securities is $4,893,747, which is 0.20% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

112  /  N-Q Report June 2016

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 86.40%
BANK LOANS — 73.50%*
Automotive — 0.97%
Allison Transmission, Inc., Term Loan B3, 1st Lien
LIBOR plus 2.50%	08/23/19[2]	$738,617	$739,278
Chrysler Group LLC, Term Loan B, 1st Lien
LIBOR plus 2.75%	05/24/17[2]	864,157	864,788

			1,604,066

Communications — 7.23%
Block Communications, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	11/07/21[2]	491,256	491,870
Charter Communications Operating LLC, Term Loan I, 1st Lien
LIBOR plus 2.75%	01/24/23[2]	498,750	499,920
Cincinnati Bell, Term Loan, 1st Lien
LIBOR plus 3.00%	09/10/20[2]	486,250	484,427
CSC Holdings LLC, Term Loan B 1st Lien
LIBOR plus 4.00%	10/09/22[2]	1,000,000	1,003,500
Integra Telecom Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 4.25%	08/08/20[2]	987,500	966,209
Level 3 Financing, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	01/15/20[2]	1,000,000	1,000,625
Mediarena Acquisition BV, Term Loan, 1st Lien
LIBOR plus 5.75%	08/13/21[2]	1,084,943	894,622
Merrill Communications LLC, Term Loan, 1st Lien
LIBOR plus 5.25%	05/29/22[2]	495,882	449,393
MGOC, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	07/31/20[2]	655,938	656,348
Numericable U.S. LLC, Term Loan B, 1st Lien
LIBOR plus 4.25%	01/15/24[2]	750,000	745,939
Sinclair Television Group, Inc., Term Loan B1, 1st Lien
LIBOR plus 2.75%	07/30/21[2]	492,519	492,519
T-Mobile USA, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	11/09/22[2]	746,250	749,634
Tribune Media Co., Term Loan B, 1st Lien
LIBOR plus 3.00%	12/27/20[2]	676,991	676,568
Univision Communications, Inc., 2013 Incremental Term Loan
LIBOR plus 3.00%	03/01/20[2]	914,106	909,727
Univision Communications, Inc., Converted Extended Term Loan, 1st Lien
LIBOR plus 3.00%	03/01/20[2]	267,119	266,022

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
WideOpenWest Finance LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	04/01/19	[2]	$1,160,843	$1,159,310
Windstream Services LLC, Term Loan B6, 1st Lien
LIBOR plus 5.00%	03/29/21	[2]	498,750	497,660

				11,944,293

Consumer Discretionary — 6.11%
American Casino & Entertainment Properties LLC, Term Loan, 1st Lien
LIBOR plus 3.75%	07/07/22	[2]	871,356	870,267
Aurlux, Term Loan B4, 1st Lien
LIBOR plus 3.25%	01/17/22	[2]	468,686	467,711
CityCenter Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	10/16/20	[2]	602,499	603,315
Hanesbrands, Inc., Term Loan B, 1st Lien
LIBOR plus 2.50%	04/15/22	[2]	493,750	496,959
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
LIBOR plus 2.50%	09/23/20	[2]	704,167	705,596
Keurig Green Mountain, Term Loan B, 1st Lien
LIBOR plus 4.50%	03/03/23	[2]	473,333	474,517
La Quinta Intermediate Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/24/21	[2]	412,835	404,578
Laureate Education, Inc., Term Loan B, 1st Lien
LIBOR plus 3.75%	06/16/18	[2]	967,003	939,603
Petco, Acquisition Merger Sub LLC, Term Loan B1, 1st Lien
LIBOR plus 4.00%	01/26/23	[2]	997,500	994,203
Spectrum Brands, Inc., Term Loan, 1st Lien
LIBOR plus 2.75%	06/23/22	[2]	1,141,101	1,142,613
Station Casinos LLC, Term Loan B, 1st Lien
LIBOR plus 3.00%	06/08/23	[2]	1,500,000	1,494,060
Yum! Brands, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	06/16/23	[2]	1,500,000	1,503,750

				10,097,172

Consumer Staples — 0.61%
Candy Intermediate Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 4.50%	06/15/23	[2]	1,000,000	1,000,625

Electric — 4.52%
Chief Power Finance LLC, Term Loan B, 1st Lien
LIBOR plus 4.75%	12/31/20	[2]	985,000	805,238

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  113

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
Dynegy, Inc., Term Loan B, 1st Lien
LIBOR plus 4.00%	06/27/23[2]	$1,000,000	$986,565
EFS Cogen Holdings I LLC, Term Loan B, 1st Lien
LIBOR plus 4.25%	06/28/23[2]	1,500,000	1,505,625
ExGen Texas Power LLC, Term Loan B, 1st Lien
LIBOR plus 4.75%	09/18/21[2,3]	977,122	771,927
GIM Channelview Cogeneration LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	05/08/20[2]	1,171,120	1,103,781
Moxie Liberty (Panda), Term Loan, 1st Lien
LIBOR plus 6.50%	08/21/20[2]	600,000	586,500
Panda Power Funds, Term Loan B1, 1st Lien
LIBOR plus 5.75%	12/19/20[2]	1,000,000	963,750
Viva Alamo LLC, Term Loan B, 1st Lien
LIBOR plus 4.25%	02/20/21[2,3]	961,689	742,905

			7,466,291

Energy — 2.18%
EMG Utica LLC, Term Loan B, 1st Lien
LIBOR plus 3.75%	03/27/20[2]	893,247	851,934
EP Energy LLC, 1st Tier Term Loan B2
LIBOR plus 3.50%	04/30/19[2]	187,500	165,000
Harvey Gulf International Marine LLC, Term Loan B, 1st Lien
LIBOR plus 4.50%	06/18/20[2,3]	741,648	446,843
Pike Corp., Term Loan, 1st Lien
LIBOR plus 4.50%	12/22/21[2]	370,968	370,736
Pike Corp., Term Loan, 2nd Lien
LIBOR plus 8.50%	06/22/22[2]	500,000	503,750
Power Buyer LLC, Term Loan, 1st Lien
LIBOR plus 3.25%	05/06/20[2]	1,082,690	1,078,630
TGGT Holdings LLC, Term Loan B
LIBOR plus 6.50%	11/15/18[2]	277,455	183,814

			3,600,707

Entertainment — 0.90%
AMC Entertainment, Term Loan B, 1st Lien
LIBOR plus 3.25%	12/15/22[2]	486,278	487,190
Regal Cinemas Corp., Term Loan, 1st Lien
LIBOR plus 2.75%	04/01/22[2]	1,000,000	1,000,705

			1,487,895

Finance — 6.16%
Arnhold and S Bleichroeder Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 4.00%	12/01/22[2]	995,000	977,587

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Aruba Investments, Inc., Term Loan B, 1st Lien
LIBOR plus 3.50%	02/02/22[2]	$412,502	$409,408
Assured Partners, Inc., Term Loan, 1st Lien
LIBOR plus 4.75%	10/21/22[2]	497,503	495,172
Black Knight InfoServ LLC, Term Loan B, 1st Lien
LIBOR plus 3.00%	05/07/22[2]	990,000	993,712
CBAC Borrower LLC, Term Loan B, 1st Lien
LIBOR plus 7.00%	07/02/20[2]	995,000	940,275
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21[2]	1,000,000	1,000,500
Fly Funding II SARL, Term Loan, 1st Lien
LIBOR plus 2.75%	08/09/19[2]	933,333	929,446
GTCR Valor Cos., Inc., Term Loan B, 1st Lien
LIBOR plus 6.00%	06/16/23[2]	1,000,000	955,940
Midas Intermediate Holdco II LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	08/18/21[2]	744,948	744,017
Onex Wizard Acquisition Co. I SARL, Term Loan B, 1st Lien
LIBOR plus 3.25%	03/13/22[2]	744,347	740,279
Royalty Pharma, Term Loan B4, 1st Lien
LIBOR plus 2.75%	12/18/20[2]	986,234	986,668
Telenet International Finance SARL, Term Loan B, 1st Lien (Luxembourg)
LIBOR plus 3.50%	06/30/24[2,4]	1,000,000	994,375

			10,167,379

Food — 2.32%
B and G Foods, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	11/02/22[2]	426,740	428,340
Del Monte Foods, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	11/26/20[2]	488,750	458,611
Dole Food Co., Inc., Term Loan B, 1st Lien
LIBOR plus 3.50%	11/01/18[2]	738,978	737,478
Hearthside Group Holdings LLC, Term Loan, 1st Lien
LIBOR plus 3.50%	06/02/21[2]	498,728	497,481
Pinnacle Foods LLC, Term Loan H, 1st Lien
LIBOR plus 2.50%	04/29/20[2]	1,473,560	1,473,972
Post Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	06/02/21[2]	237,202	238,135

			3,834,017

Gaming — 2.82%
Affinity Gaming, Term Loan, 1st Lien
LIBOR plus 4.00%	06/17/23[2]	500,000	499,895
Golden Nugget, Inc., Delayed-Draw Term Loan, 1st Lien
LIBOR plus 4.50%	11/21/19[2]	409,449	410,729

See accompanying notes to Schedule of Portfolio Investments.

114  /  N-Q Report June 2016

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
Golden Nugget, Inc., Term Loan B, 1st Lien
LIBOR plus 4.50%	11/21/19[2]	$955,382	$958,367
Las Vegas Sands LLC, Term Loan B, 1st Lien
LIBOR plus 2.50%	12/19/20[2]	975,000	975,678
MotorCity Casino, Term Loan B, 1st Lien
LIBOR plus 3.50%	08/09/21[2]	410,765	411,408
Pinnacle Entertainment, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	04/28/23[2]	436,667	436,669
Tropicana Entertainment, Inc., Term Loan, 1st Lien
LIBOR plus 3.00%	11/27/20[2]	972,500	970,069

			4,662,815

Health Care — 8.13%
Acadia Healthcare Co., Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	02/11/22[2]	985,000	971,456
LIBOR plus 3.75%	02/16/23[2]	298,500	296,199
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	04/16/22[2]	988,759	967,437
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
LIBOR plus 2.75%	12/31/19[2]	344,237	335,353
CHS/Community Health Systems, Inc., Term Loan H, 1st Lien
LIBOR plus 3.00%	01/27/21[2]	385,267	376,223
DaVita Healthcare Partners, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	06/19/21[2]	980,000	984,082
Endo Luxembourg Finance I Co. SARL, Term Loan B, 1st Lien (Luxembourg)
LIBOR plus 3.00%	09/25/22[2,4]	745,627	735,188
ERT, Inc., Term Loan B, 1st Lien
LIBOR plus 5.00%	05/03/23[2]	500,000	501,250
Greatbatch Ltd., Term Loan B, 1st Lien
LIBOR plus 4.25%	10/27/22[2]	598,500	594,385
Grifols Worldwide Operations Ltd., Term Loan B, 1st Lien (Ireland)
LIBOR plus 3.00%	02/27/21[2,4]	496,193	496,319
Halyard Health, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	11/01/21[2]	591,121	591,366
HCA, Inc., Term Loan
LIBOR plus 3.25%	03/17/23[2]	759,518	763,019
Millennium Health Holdco, Inc., Term Loan, 1st Lien
LIBOR plus 6.50%	12/21/20[2]	720,604	534,598
Multiplan Corp., Term Loan B, 1st Lien
LIBOR plus 4.00%	06/07/23[2]	1,500,000	1,506,000

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
NAPA Management Services, Term Loan B, 1st Lien
LIBOR plus 5.00%	04/11/23[2]	$677,338	$680,725
Sterigenics-Nordion Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	04/27/22[2]	992,500	986,297
Surgery Center Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 4.25%	11/03/20[2]	492,500	491,269
Valeant Pharmaceuticals International, Inc., Term Loan A4DD, 1st Lien
LIBOR plus 3.25%	04/01/20[2]	223,239	213,613
Valeant Pharmaceuticals International, Inc., Term Loan BF1, 1st Lien (Canada)
LIBOR plus 4.25%	04/01/22[2,4]	1,433,448	1,398,207

			13,422,986

Industrials — 11.94%
Abacus Innovations Corp., Term Loan B, 1st Lien
0.00%	06/09/23[2]	750,000	750,311
B/E Aerospace, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	12/16/21[2]	938,182	942,521
BWAY Holding Co., Term Loan B, 1st Lien
LIBOR plus 4.50%	08/14/20[2]	774,213	772,762
Consolidated Container Co. LLC, Term Loan B, 1st Lien
LIBOR plus 3.75%	07/03/19[2,3]	483,819	469,043
Consolidated Container Co. LLC, Term Loan B, 2nd Lien
LIBOR plus 6.50%	01/03/20[2,3]	1,000,000	915,000
Excelitas Technologies Corp., Term Loan, 1st Lien
LIBOR plus 5.00%	10/30/20[2]	481,093	457,038
Filtration Group, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	11/21/20[2,3]	1,234,928	1,229,908
Infiltrator Systems Integrated LLC, Term Loan, 1st Lien
LIBOR plus 4.25%	05/21/22[2]	990,000	990,416
Intelligrated, Inc., Term Loan, 1st Lien
PRIME plus 2.50%	07/30/18[2]	714,836	712,155
Jason, Inc., Term Loan, 1st Lien
LIBOR plus 4.50%	06/30/21[2]	249,365	242,300
Jazz Acquisition, Inc., Term Loan, 2nd Lien
LIBOR plus 6.75%	06/19/22[2]	1,500,000	1,155,000
LTI Flexible Products, Inc., Term Loan, 1st Lien
LIBOR plus 4.25%	04/17/22[2]	988,759	968,164
Mauser Holding Gmbh, Term Loan, 1st Lien
LIBOR plus 3.50%	07/31/21[2]	1,278,731	1,260,081
Multi Packaging Solutions, Inc.
LIBOR plus 3.25%	09/30/20[2]	387,741	384,833

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  115

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Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Multi Packaging Solutions, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	09/30/20[2]	$773,536	$767,735
Munters Corp., Term Loan B, 1st Lien
LIBOR plus 5.25%	05/05/21[2]	742,424	735,928
OSG Bulk Ships, Inc., Term Loan B-Exit, 1st Lien
LIBOR plus 4.25%	08/05/19[2]	861,997	835,060
Peacock Engineering Co. LLC, Term Loan, 1st Lien
LIBOR plus 4.25%	06/30/22[2]	992,500	986,297
Penn Engineering & Manufacturing Corp., Term Loan, 1st Lien
LIBOR plus 3.00%	08/29/21[2]	491,250	486,799
PGT, Inc., Term Loan B, 1st Lien
LIBOR plus 5.75%	02/16/22[2]	497,500	493,042
Plaze, Inc., Term Loan, 1st Lien
LIBOR plus 4.25%	07/31/22[2]	1,244,781	1,244,781
Ply Gem Industries, Inc., Term Loan, 1st Lien
LIBOR plus 3.00%	01/30/21[2]	453,866	450,746
Synagro Infrastructure, Term Loan, 1st Lien
LIBOR plus 5.25%	08/22/20[2]	673,372	555,532
TransDigm, Inc., Term Loan F, 1st Lien
LIBOR plus 3.00%	06/09/23[2]	789,474	779,439
TransDigm, Inc., Term Loan F-DD, 1st Lien
LIBOR plus 3.00%	06/09/23[2]	710,526	701,496
Zebra Technologies Corp., Term Loan B, 1st Lien
LIBOR plus 3.25%	10/27/21[2,3]	439,773	440,322

			19,726,709

Information Technology — 7.58%
Activision Blizzard, Inc., Term Loan, 1st Lien
LIBOR plus 2.50%	09/12/20[2]	94,350	94,711
Avago Technologies, Term Loan B, 1st Lien
LIBOR plus 3.50%	02/01/23[2]	997,500	999,919
Ciena Corp., Term Loan, 1st Lien
PRIME plus 0.03%	04/25/21[2]	250,000	250,312
Dell, Inc., Term Loan B, 1st Lien
0.00%	06/02/23[2]	1,500,000	1,496,715
Equinix, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	01/09/23[2]	498,750	498,750
First Data Corp., 2021 Extended Term Loan
LIBOR plus 4.00%	03/24/21[2]	733,685	732,463
First Data Corp., Term Loan B1, 1st Lien
LIBOR plus 3.75%	07/10/22[2]	300,000	297,938
Linxens France SA, Term Loan, 1st Lien (France)
LIBOR plus 4.00%	07/11/22[2,4]	995,000	992,512

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
MGP, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	04/25/23[2]	$1,246,875	$1,251,164
Mitel U.S. Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 4.50%	04/13/22[2]	913,861	915,863
NXP BV, Term Loan B1, 1st Lien (Netherlands)
LIBOR plus 3.00%	12/07/20[2,4]	293,260	294,246
ON Semiconductor Corp., Term Loan B, 1st Lien
LIBOR plus 4.50%	03/31/23[2]	1,000,000	1,005,730
Sensus USA, Inc., Term Loan, 1st Lien
LIBOR plus 5.50%	04/05/23[2]	1,000,000	995,000
Sophia LP, Term Loan B, 1st Lien
LIBOR plus 3.75%	09/30/22[2]	496,250	491,287
SS&C Technologies Holdings SARL, Term Loan B2, 1st Lien
LIBOR plus 3.25%	07/08/22[2]	147,679	147,879
SS&C Technologies, Inc., Term Loan B1, 1st Lien
LIBOR plus 3.25%	07/08/22[2]	1,079,260	1,080,722
TierPoint LLC, Term Loan B, 1st Lien
LIBOR plus 4.50%	12/02/21[2]	995,000	976,757

			12,521,968

Insurance — 1.46%
Confie Seguros Holding II Co., Term Loan, 1st Lien
LIBOR plus 4.50%	11/09/18[2]	1,237,154	1,227,875
Hyperion Insurance Group Ltd., Term Loan B, 1st Lien
LIBOR plus 4.50%	04/29/22[2]	1,235,616	1,173,835

			2,401,710

Materials — 1.79%
Hilex Poly Co. LLC, Term Loan, 1st Lien
LIBOR plus 5.00%	12/09/21[2]	499,877	501,877
Hoffmaster Group, Inc., Term Loan, 2nd Lien
LIBOR plus 9.00%	05/09/21[2]	500,000	466,250
Huntsman International LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	04/01/23[2]	748,125	749,760
Novelis, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	05/28/22[2]	742,500	736,545
Prolampac Intermediate, Inc., Term Loan B, 1st Lien
LIBOR plus 4.75%	08/18/22[2]	497,374	492,816

			2,947,248

See accompanying notes to Schedule of Portfolio Investments.

116  /  N-Q Report June 2016

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) — 1.00%
DTZ U.S. Borrower LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	11/04/21[2]	$744,361	$735,991
Realogy Group LLC, Term Loan B, 1st Lien
LIBOR plus 3.00%	03/05/20[2]	921,122	921,237

			1,657,228

Retail — 1.27%
Dollar Tree, Inc., Term Loan B1, 1st Lien
LIBOR plus 2.75%	07/06/22[2]	864,019	865,458
PetSmart, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	03/11/22[2]	1,238,744	1,235,189

			2,100,647

Services — 5.17%
AlixPartners LP, Term Loan B, 1st Lien
LIBOR plus 3.50%	07/28/22[2]	992,500	992,748
Apollo Security Services LLC, Term Loan, 1st Lien
LIBOR plus 3.75%	07/01/21[2]	395,000	396,037
CHI Overhead Doors, Term Loan, 1st Lien
LIBOR plus 3.75%	07/31/22[2]	1,240,625	1,235,197
Global Payments, Inc., Term Loan B, 1st Lien
LIBOR plus 3.50%	04/22/23[2]	500,000	504,000
NEP/NCP Holdco, Term Loan B, 1st Lien
LIBOR plus 3.25%	01/22/20[2]	740,554	728,520
Pods LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	02/02/22[2]	743,114	739,398
Prime Security Services Borrower LLC, Term Loan, 1st Lien
LIBOR plus 3.75%	05/02/22[2]	750,000	752,655
Research Now Group, Inc., Term Loan B, 1st Lien
LIBOR plus 4.50%	03/18/21[2]	740,625	727,664
SRS Distribution, Inc., Term Loan, 1st Lien
LIBOR plus 4.25%	08/25/22[2]	497,500	498,537
St. George’s University LLC, Term Loan B, 1st Lien
0.00%	06/13/22[2]	500,000	498,750
Wash Multifamily Laundry Systems LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	05/14/22[2]	1,263,688	1,248,947
LIBOR plus 3.25%	05/14/22[2]	221,309	218,728

			8,541,181

Transportation — 1.34%
American Airlines, Inc., Term Loan B-Exit, 1st Lien
LIBOR plus 2.50%	06/27/20[2]	970,219	959,609
Delta Air Lines, Inc., Term Loan B1, 1st Lien
LIBOR plus 2.50%	10/18/18[2]	496,144	496,695

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)
LIBOR plus 4.25%	06/27/18[2,4]	$848,471	$761,503

			2,217,807

Total Bank Loans (Cost $123,488,976)			121,402,744

CORPORATES — 12.90%*
Banking — 0.30%
Bank of America N.A. (BKNT)
0.95%	06/15/17[2]	$500,000	498,435

Communications — 2.50%
CSC Holdings LLC
6.75%	11/15/21	1,000,000	1,022,500
DISH DBS Corp.
4.25%	04/01/18	1,000,000	1,022,500
Sprint Communications, Inc.
9.00%	11/15/18[5]	1,000,000	1,065,625
Verizon Communications, Inc.
2.41%	09/14/18[2]	1,000,000	1,025,490

			4,136,115
Consumer Discretionary — 1.48%
Churchill Downs, Inc.
5.38%	12/15/21[5]	1,000,000	1,042,500
Peninsula Gaming LLC
3.25%	11/20/17[2]	1,397,914	1,399,312

			2,441,812
Energy — 0.60%
Enbridge, Inc. (Canada)
1.30%	10/01/16[2,4]	1,000,000	996,722
Finance — 2.65%
Chase Capital II, Series B
1.14%	02/01/27[2]	500,000	421,250
Citigroup, Inc.
1.21%	08/25/36[2]	1,800,000	1,208,983
General Electric Corp. (MTN)
1.11%	08/15/36[2]	850,000	714,551
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24	980,000	1,041,283
JPMorgan Chase Capital XXI, Series U
1.59%	02/02/37[2]	1,000,000	760,000
JPMorgan Chase Capital XXIII
1.63%	05/15/47[2]	300,000	225,750

			4,371,817

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  117

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Food — 0.60%
Hostess Brands LLC
3.50%	08/03/22[2]	$992,500	$993,244

Health Care — 1.37%
Actavis Funding SCS (Luxembourg)
1.74%	03/12/18[2,4]	700,000	702,854
LifePoint Health, Inc.
5.50%	12/01/21	500,000	523,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%	05/01/23[5]	1,000,000	1,030,000

			2,255,979

Industrials — 1.22%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.65%	12/15/19[2,4,5]	1,000,000	1,006,250
3.88%	05/15/21[2,4,5]	1,000,000	1,010,000

			2,016,250

Information Technology — 0.95%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%	06/15/26[5]	1,500,000	1,566,601

Insurance — 0.39%
Alliant Holdings I LLC
3.50%	08/14/22[2]	643,996	635,946

Real Estate Investment Trust (REIT) — 0.32%
DuPont Fabros Technology LP
5.88%	09/15/21	500,000	525,000

Transportation — 0.52%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20[5]	834,968	864,192

Total Corporates (Cost $21,313,597)			21,302,113

Total Bonds – 86.40% (Cost $144,802,573)	142,704,857

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 12.59%

Foreign Government Obligations — 2.83%
Japan Treasury Discount Bill (Japan)
0.00%[6]	09/20/16[4]	$480,000,000	$4,681,345

Money Market Funds — 2.14%
Morgan Stanley Institutional Liquidity Fund
0.27%[7]		3,531,000	3,531,000

U.S. Agency Discount Notes — 3.91%
Fannie Mae
0.44%[6]	10/17/16	3,000,000	2,996,850
Federal Home Loan Bank
0.48%[6]	10/19/16	2,000,000	1,997,975
0.49%[6]	09/06/16	1,464,000	1,463,265

			6,458,090

U.S. Treasury Bills — 3.71%
U.S. Treasury Bills
0.19%[6]	07/28/16	3,000,000	2,999,613
0.24%[6]	09/22/16	2,500,000	2,498,635
0.42%[6]	08/18/16	636,000	635,814

			6,134,062

Total Short-Term Investments (Cost $20,714,744)			20,804,497

Total Investments – 98.99% (Cost $165,517,317)[1]			163,509,354

Cash and Other Assets, Less
Liabilities – 1.01%			1,665,477

Net Assets – 100.00%			$165,174,831

	Currency Purchased	Currency Sold	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 07/21/16 at 102.52 Counterparty: JPMorgan Securities LLC
USD	$3,841,142	JPY 400,000,000	$(60,411)
Forward currency contract to sell Japanese Yen on 09/20/16 at 102.30 Counterparty: Bank of America
USD	$ 758,308	JPY 80,000,000	(23,709)
Net unrealized (depreciation)			$(84,120)

See accompanying notes to Schedule of Portfolio Investments.

118  /  N-Q Report June 2016

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $165,541,955 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$883,034
Gross unrealized (depreciation)	(2,915,635)

Net unrealized (depreciation)	$(2,032,601)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[3]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $5,015,948, which is 3.04% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[6]	Represents annualized yield at date of purchase.
[7]	Represents the current yield as of June 30, 2016.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  119

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 95.12%
ASSET-BACKED SECURITIES — 16.21%**
Babson CLO Ltd., Series 2014-IA, Class A1 (Cayman Islands)
2.12%	07/12/25[2,3,4]	$500,000	$497,858
Bank of America Credit Card Trust, Series 2007-A11, Class A11
0.51%	12/15/19[3]	380,000	379,248
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.82%	01/25/35[3,4]	297,542	266,581
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.68%	12/25/36[3,4]	917,593	755,921
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.69%	07/25/37[3,4]	411,646	340,986
Chase Issuance Trust, Series 2012-A2, Class A2
0.71%	05/15/19[3]	380,000	380,441
CIT Education Loan Trust, Series 2007-1, Class A
0.73%	03/25/42[3,4]	1,267,504	1,174,875
Crystal River, Series 2005-1A, Class A (Cayman Islands)
1.05%	03/02/46[2,3,4,5]	470,845	70,627
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.13%	04/15/27[2,3,4]	420,000	419,470
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
1.25%	04/26/32[3,4]	645,000	601,520
EFS Volunteer LLC, Series 2010-1, Class A2
1.49%	10/25/35[3,4]	800,000	775,007
GE Business Loan Trust, Series 2005-1A, Class A3
0.69%	06/15/33[3,4]	388,339	357,954
GE Business Loan Trust, Series 2005-2A, Class A
0.68%	11/15/33[3,4]	356,623	340,217
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29[2,4]	246,542	234,509
Higher Education Funding, Series 2014-1, Class A
1.71%	05/25/34[3,4]	454,562	447,392
Honda Auto Receivables Owner Trust, Series 2014-2, Class A3
0.77%	03/19/18	223,223	223,130
LEAF Receivables Funding 9 LLC, Series 2013-1, Class E2
6.00%	09/15/21[4]	520,000	516,204
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
2.13%	04/18/26[2,3,4]	580,000	576,409

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
2.13%	04/15/27[2,3,4]	$420,000	$419,285
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.58%	06/26/28[3]	273,212	267,657
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.40%	11/25/43[3,4]	500,000	451,559
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3
0.67%	08/15/18	181,895	181,703
Panthera Aviation, Series 2013-1
10.00%	01/25/223,5,†	338,214	307,784
Scholar Funding Trust, Series 2012-B, Class A2
1.55%	03/28/46[3,4]	1,000,000	964,561
SLC Student Loan Trust, Series 2004-1, Class B
0.92%	08/15/31[3]	269,055	229,249
SLC Student Loan Trust, Series 2005-2, Class B
0.93%	03/15/40[3]	398,758	336,482
SLC Student Loan Trust, Series 2005-3, Class B
0.90%	06/15/40[3]	215,064	178,289
SLC Student Loan Trust, Series 2006-2, Class B
0.88%	12/15/39[3]	491,480	410,384
SLM Student Loan Trust, Series 2004-2, Class B
1.11%	07/25/39[3]	492,251	416,832
SLM Student Loan Trust, Series 2005-4, Class B
0.82%	07/25/40[3]	298,718	253,746
SLM Student Loan Trust, Series 2005-9, Class B
0.94%	01/25/41[3]	361,293	281,880
SLM Student Loan Trust, Series 2006-2, Class A6
0.81%	01/25/41[3]	1,200,000	1,061,854
SLM Student Loan Trust, Series 2007-6, Class B
1.49%	04/27/43[3]	277,552	236,939
SLM Student Loan Trust, Series 2007-7, Class B
1.39%	10/25/28[3]	215,000	170,332
SLM Student Loan Trust, Series 2007-8, Class B
1.64%	04/27/43[3]	320,631	269,911
SLM Student Loan Trust, Series 2008-2, Class B
1.84%	01/25/29[3]	340,000	285,399

See accompanying notes to Schedule of Portfolio Investments.

120  /  N-Q Report June 2016

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-3, Class B
1.84%	04/25/29[3]	$340,000	$285,939
SLM Student Loan Trust, Series 2008-4, Class B
2.49%	04/25/29[3]	340,000	310,760
SLM Student Loan Trust, Series 2008-5, Class B
2.49%	07/25/29[3]	235,000	213,411
SLM Student Loan Trust, Series 2008-6, Class B
2.49%	07/25/29[3]	340,000	313,447
SLM Student Loan Trust, Series 2008-7, Class B
2.49%	07/25/29[3]	340,000	301,889
SLM Student Loan Trust, Series 2008-8, Class B
2.89%	10/25/29[3]	340,000	324,924
Structured Receivables Finance 2 LLC, Series 2000, Class A
4.71%	04/15/48[4]	146,723	149,208
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/464,†	401,022	470,652
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36[4]	405,916	507,391
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3
0.67%	12/15/17	169,986	169,882

Total Asset-Backed Securities (Cost $18,901,442)			18,129,698

BANK LOANS — 0.21%*
Services — 0.21%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/382,3,†	234,937	230,260

Total Bank Loans (Cost $236,986)

CORPORATES — 20.39%*
Banking — 2.73%
Bank of America Corp. (MTN)
5.00%	05/13/21	1,090,000	1,221,779
Lloyds Banking Group PLC (United Kingdom)
3.10%	07/06/21[2]	225,000	224,833
Royal Bank of Scotland PLC (United Kingdom)
6.40%	10/21/19[2]	500,000	552,076
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20[2]	400,000	398,941

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
3.00%	04/22/26	$645,000	$656,707

			3,054,336

Communications — 1.31%
AT&T, Inc.
4.80%	06/15/44	350,000	360,817
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45[4]	400,000	479,460
DISH DBS Corp.
7.75%	07/01/26[4]	82,000	84,665
Level 3 Financing, Inc.
5.38%	08/15/22	60,000	60,825
T-Mobile USA, Inc.
6.50%	01/15/26	85,000	89,887
6.54%	04/28/20	50,000	51,563
Verizon Communications, Inc.
4.86%	08/21/46	150,000	163,520
5.15%	09/15/23	150,000	175,079

			1,465,816

Consumer Discretionary — 0.05%
Hanesbrands, Inc.
4.88%	05/15/26[4]	60,000	60,262

Electric — 0.26%
Puget Energy, Inc.
6.00%	09/01/21	250,000	291,286

Energy — 1.47%
Boardwalk Pipelines LP
5.75%	09/15/19	500,000	518,178
Devon Energy Corp.
5.85%	12/15/25	87,000	96,141
Enbridge Energy Partners LP
5.88%	12/15/16	200,000	204,222
Energy Transfer Partners LP
3.65%	11/01/66[3]	1,400,000	820,680

			1,639,221

Finance — 8.05%
Chase Capital II, Series B
1.14%	02/01/27[3]	1,000,000	842,500
Chase Capital VI
1.26%	08/01/28[3]	500,000	418,750
Citigroup, Inc.
1.21%	08/25/36[3]	3,350,000	2,250,052
Ford Motor Credit Co. LLC
3.16%	08/04/20	275,000	285,674

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  121

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Corp. (MTN)
1.01%	05/05/26[3]	$819,000	$767,517
1.11%	08/15/36[3]	2,500,000	2,101,620
General Motors Financial Co., Inc.
3.00%	09/25/17	1,000,000	1,016,875
International Lease Finance Corp.
7.13%	09/01/18[4]	500,000	549,375
JPMorgan Chase Capital XIII, Series M
1.58%	09/30/34[3]	300,000	241,875
JPMorgan Chase Capital XXI, Series U
1.59%	02/02/37[3]	500,000	380,000
JPMorgan Chase Capital XXIII
1.63%	05/15/47[3]	200,000	150,500

			9,004,738

Health Care — 1.48%
AbbVie, Inc.
3.20%	05/14/26	180,000	182,051
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25[2]	320,000	333,987
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25[2]	100,000	104,732
Celgene Corp.
3.88%	08/15/25	240,000	256,481
Gilead Sciences, Inc.
4.75%	03/01/46	100,000	113,993
HCA, Inc.
5.88%	03/15/22	275,000	299,750
Tenet Healthcare Corp.
4.15%	06/15/20[3]	150,000	148,875
Valeant Pharmaceuticals International, Inc. (Canada)
6.13%	04/15/25[2,4]	265,000	213,987

			1,653,856

Industrials — 0.06%
TransDigm, Inc.
6.38%	06/15/26[4]	70,000	69,913

Information Technology — 0.62%
Apple, Inc.
4.65%	02/23/46	300,000	340,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%	06/15/26[4]	120,000	125,328
Oracle Corp.
2.40%	09/15/23	225,000	225,670

			691,123

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Insurance — 0.85%
Farmers Exchange Capital II
6.15%	11/01/53[3,4]	$900,000	$951,647

Real Estate Investment Trust (REIT) — 0.95%
Education Realty Operating Partnership LP
4.60%	12/01/24	300,000	308,055
HCP, Inc.
4.00%	12/01/22	325,000	336,768
Welltower, Inc.
3.75%	03/15/23	400,000	415,163

			1,059,986

Transportation — 2.56%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	420,078	457,098
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22	1,590,791	1,662,456
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23	545,866	622,970
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
1.00%	08/15/16[3]	117,437	117,802

			2,860,326

Total Corporates (Cost $22,045,728)			22,802,510

MORTGAGE-BACKED — 57.31%**
Commercial Mortgage-Backed — 5.41%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2014-520M, Class A
4.33%	08/15/46[3,4]	110,000	123,334
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.32%	09/10/45[3,4,5]	5,964,321	433,215
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class A4
5.43%	12/12/43	516,620	519,585
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32[4]	176,527	181,268
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32[4]	455,000	491,650
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46[4]	12,464	12,500

See accompanying notes to Schedule of Portfolio Investments.

122  /  N-Q Report June 2016

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45	$1,040,000	$1,093,045
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1
0.74%	02/15/46	155,323	155,294
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FX
5.61%	04/15/49	457,672	458,439
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2
5.88%	06/15/49[3]	280,914	281,666
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45	1,055,000	1,114,576
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44	810,000	879,754
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA
2.06%	11/15/44[3,4,5]	4,264,664	304,978

			6,049,304

Non-Agency Mortgage-Backed — 44.60%
ACE Securities Corp., Series 2006-HE3, Class A2C
0.60%	06/25/36[3]	1,774,209	1,167,619
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.68%	09/25/35[3]	450,832	432,965
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
1.17%	04/25/35[3]	756,034	750,861
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20	199,238	199,637
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36	693,190	646,903
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.61%	02/25/47[3]	328,666	313,663
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37[4]	201,267	211,272
BCAP LLC Trust, Series 2010-RR11, Class 3A2
3.04%	06/27/36[3,4]	133,421	133,509
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.19%	05/27/37[3,4]	857,452	852,814

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.22%	11/27/37[3,4]	$1,532,895	$1,492,683
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
1.01%	01/25/35[3]	567,910	556,256
Bear Stearns ARM Trust, Series 2005-2, Class A1
3.09%	03/25/35[3]	266,507	267,792
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.70%	06/25/36[3]	2,139,052	2,012,466
Chase Funding Trust, Series 2007-A1, Class 8A1
2.76%	02/25/37[3]	248,189	250,403
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
1.13%	05/25/35[3]	936,260	931,863
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.60%	11/25/36[3]	95,989	96,072
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.63%	03/25/37[3]	1,165,359	1,146,343
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33	360,271	387,774
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32[3]	1,342,687	1,424,971
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32[3,4]	757,404	815,648
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27[3]	562,202	617,297
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28[3]	133,087	139,464
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30[3]	444,288	477,047
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30[3]	555,790	594,958
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30[3]	275,210	297,054
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30[3]	96,090	82,387

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  123

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.65%	02/27/36[3,4]	$578,566	$565,606
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.48%	02/25/37	1,432,445	1,034,446
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.48%	02/25/37	473,004	341,537
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.96%	03/25/37	1,248,577	734,610
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
0.56%	12/25/37[3]	983,759	592,383
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
0.67%	01/25/38[3]	2,802,197	1,834,487
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
0.55%	03/25/37[3]	1,000,540	549,721
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.33%	04/19/36[3]	697,846	633,196
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25	2,068	2,072
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38[3,4]	103,262	104,568
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38[3,4]	151,871	154,033
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.63%	01/25/47[3]	507,975	494,403
GSAMP Trust, Series 2005-HE5, Class M1
0.87%	11/25/35[3]	891,299	868,419
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
2.79%	05/25/47[3]	945,219	833,068
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.64%	07/21/36[3]	348,735	280,553
HSBC Home Equity Loan Trust, Series 2007-3, Class A4
1.95%	11/20/36[3]	795,478	798,418
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.65%	11/20/36[3]	356,618	356,621

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37	$582,236	$534,425
Impac CMB Trust, Series 2004-4, Class 1A2
1.07%	09/25/34[3]	688,349	603,774
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
2.94%	12/25/35[3]	653,424	577,897
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.64%	04/25/37[3]	2,642,440	1,795,003
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28	324,184	328,559
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28	136,471	138,719
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28	121,296	125,807
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28[3]	292,363	306,019
IndyMac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29	21,662	21,700
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29[3]	214,463	213,676
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF6 (STEP)
4.22%	03/25/47	1,111,265	802,820
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21	514,252	495,311
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22	294,874	297,660
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40[3]	330,160	345,679
Lehman XS Trust, Series 2006-13, Class 1A2
0.62%	09/25/36[3]	757,311	682,416
Lehman XS Trust, Series 2006-9, Class A1B
0.61%	05/25/46[3]	706,784	612,079
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.73%	05/25/37[3]	1,810,500	1,131,832

See accompanying notes to Schedule of Portfolio Investments.

124  /  N-Q Report June 2016

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.78%	04/25/37[3,5]	$1,696,107	$209,508
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
1.61%	08/25/35[3]	709,726	663,846
Mid-State Trust VI, Series 2006, Class A3
7.54%	07/01/35	310,144	329,171
Mid-State Trust VI, Series 2006, Class A4
7.79%	07/01/35	25,271	26,844
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38	12,562	13,567
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37	872,572	1,002,115
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37	603,476	645,003
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40	243,841	263,373
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.27%	09/25/34[3]	622,987	595,932
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36[3]	2,756,124	1,332,142
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28[3]	473,438	488,944
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29	188,755	190,621
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29	40,862	42,116
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26	612,172	648,835
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22[3]	1,103,909	912,872
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24[3]	567,874	598,393
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36[3]	513,586	543,287
Park Place Securities, Inc., Series 2005-WCH1, Class M2
1.23%	01/25/36[3]	213,802	213,241
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.42%	03/25/35[3]	946,173	669,501

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Trust, Series 2005-KS12, Class A3
0.77%	01/25/36[3]	$449,986	$447,188
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.69%	12/25/36[3,4]	1,921,546	1,127,002
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.60%	09/25/37[3]	701,943	404,320
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.82%	09/25/34[3]	786,217	774,751
Structured Asset Investment Loan Trust, Series 2005-4, Class M2
1.11%	05/25/35[3]	703,030	701,007
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.00%	07/25/34[3,4]	98,925	94,848
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30[3,5]	585	53
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29[3]	39,800	39,650
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27[3]	182,601	186,729
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
0.74%	07/25/45[3]	144,373	136,103
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.77%	03/25/37[3]	1,500,000	1,085,480

			49,877,680

U.S. Agency Mortgage-Backed — 7.30%
Fannie Mae Pool 467225
3.63%	01/01/18	910,000	935,991
Fannie Mae Pool FN0003
4.28%	01/01/21	367,799	407,085
Fannie Mae REMICS, Series 1993-80, Class S
10.32%	05/25/23[3]	3,741	4,355
Fannie Mae REMICS, Series 2000-45, Class SA (IO)
7.52%	12/18/30[3]	590,588	103,465
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31[3]	833	1,084
Fannie Mae REMICS, Series 2003-124, Class TS
9.80%	01/25/34[3]	9,926	12,798

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  125

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2003-64, Class KS
9.06%	07/25/18[3]	$88,869	$94,402
Fannie Mae REMICS, Series 2005-92, Class US (IO)
5.67%	10/25/25[3]	2,298,163	313,976
Fannie Mae REMICS, Series 2006-125, Class SM (IO)
6.77%	01/25/37[3]	1,924,083	346,815
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
5.62%	11/25/36[3]	2,222,043	426,875
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
5.99%	05/25/40[3]	1,916,884	341,127
Fannie Mae-Aces, Series 2011-M5, Class X
1.36%	07/25/21[3]	6,220,990	329,474
Fannie Mae-Aces, Series 2013-M12, Class X1 (IO)
0.18%	10/25/17[3]	170,565,245	59,459
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.62%	02/25/18[3]	10,930,211	215,262
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.26%	01/25/19[3]	6,096,369	332,269
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19	418,476	432,827
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.25%	01/25/20[3]	3,659,673	121,685
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23[3]	14,590	19,591
Freddie Mac REMICS, Series 1673, Class SD
15.92%	02/15/24[3]	181,367	228,119
Freddie Mac REMICS, Series 1760, Class ZD
1.11%	02/15/24[3]	389,804	382,182
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23	9,387	534
Freddie Mac REMICS, Series 2990, Class ND
15.77%	12/15/34[3]	143,985	168,509

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3242, Class SA (IO)
5.92%	11/15/36	[3]	$6,500,951	$ 1,211,366
Freddie Mac REMICS, Series 3247, Class SI (IO)
0.15%	08/15/36	[3]	24,419,652	154,325
Freddie Mac REMICS, Series 3260, Class AS (IO)
5.95%	01/15/37	[3]	4,097,822	680,883
Freddie Mac REMICS, Series 3289, Class SD (IO)
5.69%	03/15/37	[3]	1,423,013	214,178
Ginnie Mae, Series 2001-31, Class SJ
26.43%	02/20/31	[3]	26,400	46,075
Ginnie Mae, Series 2004-8, Class SE
13.39%	11/26/23	[3]	104,993	129,226
Ginnie Mae, Series 2009-114, Class IO (IO)
0.16%	10/16/49	[3]	15,900,621	214,414
Ginnie Mae, Series 2014-125, Class IO (IO)
1.03%	11/16/54	[3]	2,901,017	234,087

				8,162,438

Total Mortgage-Backed (Cost $61,979,682)				64,089,422

U.S. AGENCY SECURITIES — 1.00%
U.S. Agency Securities — 1.00%
Federal Farm Credit Bank
0.48%	04/26/17	[3]	1,120,000	1,119,989
Total U.S. Agency Securities (Cost $1,119,977)

Total Bonds – 95.12% (Cost $104,283,815)				106,371,879

Issues			Shares	Value
COMMON STOCK — 0.72%
Energy — 0.03%
Mach Gen LLC, Escrow Holding[5,6]			11,293	31,056
Real Estate Investment Trust (REIT) — 0.69%
American Capital Agency Corp.			38,899	770,978
Total Common Stock (Cost $930,689)				802,034

See accompanying notes to Schedule of Portfolio Investments.

126  /  N-Q Report June 2016

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 4.31%
Foreign Government Obligations — 2.09%
Japan Treasury Discount Bill, Series 605 (Japan)
0.00%[7]	08/08/16[2]	$130,000,000	$1,267,480
Japan Treasury Discount Bill, Series 609 (Japan)
0.00%[7]	08/22/16[2]	110,000,000	1,072,586

			2,340,066
Money Market Funds — 2.18%
Morgan Stanley Institutional Liquidity Fund
0.27%[8]		2,440,000	2,440,000
U.S. Treasury Bills — 0.04%
U.S. Treasury Bills
0.22%[7]	08/04/16[9]	10,000	9,998
0.33%[7]	07/21/16[9]	30,000	29,997

			39,995
Total Short-Term Investments (Cost $4,673,457)			4,820,061

Total Investments – 100.15% (Cost $109,887,961)[1]			111,993,974

Liabilities in Excess of Other Assets – (0.15)%
			(165,093)

Net Assets – 100.00%			$111,828,881

	Currency Purchased	Currency Sold		Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 08/08/16 at 102.47 Counterparty: JPMorgan Securities LLC
USD	$1,192,595	JPY	130,000,000	$ (76,122)
Forward currency contract to sell Japanese Yen on 08/22/16 at 102.42 Counterparty: JPMorgan Securities LLC
USD	$1,003,723	JPY	110,000,000	(70,280)
Net unrealized (depreciation)				$(146,402)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
3	U.S. Treasury Five Year Note Expiration September 2016	$ (6,896)
16	U.S. Treasury Ten Year Note Expiration September 2016	(57,784)
	Net unrealized (depreciation)	$(64,680)

Notes:

[1]	Cost for federal income tax purposes is $109,888,514 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$6,525,787
Gross unrealized (depreciation)	(4,420,327)

Net unrealized appreciation	$2,105,460

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $1,357,221, which is 1.21% of total net assets.

[6]	Non-income producing security.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of June 30, 2016.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $39,995.

†	Fair valued security. The aggregate value of fair valued securities is $1,008,696, which is 0.90% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  127

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 76.02%
ASSET-BACKED SECURITIES — 11.53%**
Access Group, Inc., Series 2005-2, Class A3
0.83%	11/22/24[2]	$18,832	$18,665
Access Group, Inc., Series 2015-1, Class A
1.15%	07/25/56[2,3]	33,254	32,550
Bank of America Credit Card Trust, Series 2007-A1, Class A1
5.17%	06/15/19	20,000	20,466
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.82%	01/25/35[2,3]	25,873	23,181
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10
0.76%	12/26/19[2]	2,129	2,126
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.86%	02/25/35[2]	15,000	14,140
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.64%	10/27/36[2]	15,000	14,140
College Loan Corp. Trust, Series 2007-1, Class A3
0.74%	04/25/29[2]	18,955	18,421
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
0.83%	09/28/26[2]	3,670	3,654
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.29%	04/25/35[2]	7,503	7,352
Educational Funding of the South, Inc., Series 2012-1, Class A
1.50%	03/25/36[2]	9,245	9,126
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.73%	05/25/23[2,3]	4,866	4,842
Nelnet Student Loan Trust, Series 2014-3A, Class A
1.03%	06/25/41[2,3]	29,927	28,702
North Carolina State Education Authority, Series 2011-1, Class A3
1.54%	10/25/41[2]	15,000	14,646
Northstar Education Finance, Inc., Series 2007-1, Class A2
0.01%	01/29/46[2]	10,000	9,216
Scholar Funding Trust, Series 2011-A, Class A
1.53%	10/28/43[2,3]	6,439	6,217
SLM Student Loan Trust, Series 2003-11, Class A5
0.70%	12/15/22[2,3]	15,173	15,051
SLM Student Loan Trust, Series 2004-10, Class A5B
1.04%	04/25/23[2,3]	9,487	9,481

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-5A, Class A5
1.24%	10/25/23[2,3]	$ 8,291	$8,256
SLM Student Loan Trust, Series 2004-7, Class A5
0.81%	01/27/20[2]	7,130	7,098
SLM Student Loan Trust, Series 2005-10, Class A4
0.75%	10/25/19[2]	3,654	3,646
SLM Student Loan Trust, Series 2007-7, Class A3
0.88%	04/25/17[2]	733	732
SLM Student Loan Trust, Series 2011-2, Class A1
1.05%	11/25/27[2]	21,656	21,380
SLM Student Loan Trust, Series 2012-1, Class A2
0.90%	11/25/20[2]	5,201	5,188
SLM Student Loan Trust, Series 2013-3, Class A2
0.75%	05/26/20[2]	11,436	11,376
SLM Student Loan Trust, Series 2013-4, Class A
1.00%	06/25/27[2]	13,132	12,602
SLM Student Loan Trust, Series 2013-6, Class A2
0.95%	02/25/21[2]	10,420	10,405

Total Asset-Backed Securities (Cost $336,127)			332,659

CORPORATES — 22.93%*
Banking — 3.96%
Bank of America N.A. (BKNT)
6.10%	06/15/17	35,000	36,518
Capital One N.A.
2.40%	09/05/19	15,000	15,241
Citigroup, Inc.
1.80%	02/05/18	10,000	10,045
Discover Bank
2.00%	02/21/18	25,000	25,106
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18[3,4]	5,000	5,367
Royal Bank of Scotland PLC (United Kingdom)
6.40%	10/21/19[4]	20,000	22,083

			114,360

Communications — 1.74%
Verizon Communications, Inc.
2.18%	09/15/16[2]	50,000	50,131

See accompanying notes to Schedule of Portfolio Investments.

128  /  N-Q Report June 2016

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 1.69%
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		$15,000	$16,715
W3A Funding Corp.
8.09%	01/02/17		32,144	32,149

				48,864

Energy — 0.36%
Energy Transfer Partners LP
6.13%	02/15/17		10,000	10,257

Finance — 6.64%
Chase Capital II, Series B
1.14%	02/01/27	[2]	100,000	84,250
General Electric Corp. (MTN)
1.01%	05/05/26	[2]	30,000	28,114
1.11%	08/15/36	[2]	75,000	63,049
Goldman Sachs Group, Inc. (The)
6.15%	04/01/18		15,000	16,169

				191,582

Health Care — 1.85%
AbbVie, Inc.
1.75%	05/06/16		10,000	10,067
Baxalta, Inc.
2.00%	06/22/18		10,000	10,029
Providence Health & Services Obligated Group
1.60%	10/01/17	[2]	25,000	25,074
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[3,4]	10,000	8,125

				53,295

Information Technology — 0.25%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	[3]	7,000	7,176

Real Estate Investment Trust (REIT) — 4.50%
Boston Properties LP
5.63%	11/15/20		15,000	17,204
Camden Property Trust
5.70%	05/15/17		10,000	10,337
DDR Corp.
7.50%	04/01/17		15,000	15,640
HCP, Inc.
6.00%	01/30/17		30,000	30,790
Highwoods Realty LP
5.85%	03/15/17		10,000	10,285
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		15,000	15,082

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	$15,000	$15,328
Welltower, Inc.
2.25%	03/15/18		15,000	15,175

				129,841

Retail — 0.53%
Walgreens Boots Alliance, Inc.
1.75%	05/30/18		15,000	15,124

Transportation — 1.41%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		22,859	23,379
UAL Pass-Through Trust, Series 2009-1, Class 1
10.40%	11/01/16		16,815	17,319

				40,698

Total Corporates (Cost $643,079)				661,328

MORTGAGE-BACKED — 37.05%**
Commercial Mortgage-Backed — 7.70%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2006-6, Class A3
5.37%	10/10/45		946	946
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2006-6, Class A4
5.36%	10/10/45		25,000	25,082
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-3, Class A5
5.38%	06/10/49		10,000	10,285
Commercial Mortgage Trust, Series 2010-C1, Class A2
3.83%	07/10/46	[3]	12,001	12,247
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[3]	4,939	4,996
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[3]	7,232	7,319
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A2
5.12%	07/15/41		11,526	11,544
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43	[3]	15,000	15,329

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  129

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[3]	$7,790	$7,812
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCL
0.86%	09/15/39	[2,3,5]	6,562,721	11,748
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.43%	02/15/40		20,251	20,542
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FX
5.61%	04/15/49		27,121	27,167
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5
5.34%	12/15/43		10,000	10,161
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.51%	04/15/47		32,919	33,402
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.89%	06/15/49	[2]	15,000	15,462
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB
5.89%	06/15/49	[2]	8,096	8,103

				222,145

Non-Agency Mortgage-Backed — 14.10%
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
1.22%	07/25/35	[2]	9,322	9,300
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		28,191	28,839
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.26%	02/25/33	[2]	3,916	3,849
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.19%	05/27/37	[2,3]	23,085	22,960
Centex Home Equity Loan Trust, Series 2002-C, Class AF4 (STEP)
4.98%	06/25/31		16,420	16,481
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.54%	08/25/35	[2]	34,348	19,586
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.75%	05/25/35	[2]	31,298	26,431
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	1,480	1,514

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		$18,008	$18,198
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.47%	11/25/33	[2]	21,697	20,666
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.82%	07/19/44	[2]	7,564	7,310
GSAMP Trust, Series 2005-HE4, Class M1
0.90%	07/25/45	[2]	5,527	5,548
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
3.18%	07/19/35	[2]	22,783	19,764
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.31%	08/25/34	[2]	12,353	10,549
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2
0.63%	02/25/37	[2]	22,442	21,918
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M1
0.90%	06/25/35	[2]	15,129	15,113
Morgan Stanley Capital I Trust, Series 2005-HE6, Class A2C
0.77%	11/25/35	[2]	6,833	6,842
Park Place Securities, Inc., Series 2004-MCW1, Class M1
1.39%	10/25/34	[2]	555	556
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
1.20%	03/25/35	[2]	4,976	4,955
Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		5,569	5,599
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	1,414
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	4,691,642	66,006
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.84%	06/25/42	[2]	7,084	6,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
2.67%	09/25/33	[2]	56,694	56,269

See accompanying notes to Schedule of Portfolio Investments.

130  /  N-Q Report June 2016

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class AI
2.83%	07/25/34	[2]	$10,464	$10,386

				406,863

U.S. Agency Mortgage-Backed — 15.25%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
0.80%	04/25/20	[2]	4,800	4,790
Fannie Mae Pool 463278
4.68%	09/01/19		25,000	27,375
Fannie Mae Pool 467572
3.80%	04/01/18		18,392	19,068
Fannie Mae Pool 646884
2.29%	05/01/32	[2]	49,525	50,825
Fannie Mae Pool 802665
2.61%	12/01/34	[2]	3,449	3,532
Fannie Mae Pool AL0851
6.00%	10/01/40		8,106	9,278
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	72,850	12,437
Fannie Mae REMICS, Series 2003-11, Class FA
1.45%	09/25/32	[2]	14,622	14,960
Fannie Mae REMICS, Series 2008-47, Class PF
0.95%	06/25/38	[2]	6,283	6,312
Fannie Mae REMICS, Series 2010-109, Class PF
0.85%	10/25/40	[2]	13,422	13,458
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		903	992
Fannie Mae-Aces, Series 2006-M2, Class A2F
5.26%	05/25/20	[2]	10,622	10,845
Fannie Mae-Aces, Series 2013-M14, Class FA
0.80%	08/25/18	[2]	20,999	21,014
Fannie Mae-Aces, Series 2014-M2, Class ASV2
2.78%	06/25/21	[2]	25,000	26,518
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A3
1.08%	07/25/20	[2]	6,859	6,888
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
0.80%	09/25/21	[2]	29,106	29,206

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
1.02%	07/25/22	[2]	$23,035	$22,830
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K501, Class X1A
1.61%	08/25/16	[2]	92,520	100
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KIR1, Class A1
2.45%	03/25/26		19,871	20,664
Freddie Mac REMICS, Series 2591, Class EF
0.94%	03/15/32	[2]	7,729	7,729
Freddie Mac REMICS, Series 2684, Class F
1.34%	01/15/33	[2]	14,472	14,769
Freddie Mac REMICS, Series 3501, Class JA
4.00%	04/15/37		10,884	11,009
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		50,224	52,114
Freddie Mac Strips, Series 263, Class F5
0.94%	06/15/42	[2]	40,048	40,198
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		981	1,000
Ginnie Mae, Series 2011-142, Class A
2.34%	10/16/40		11,850	12,005

				439,916

Total Mortgage-Backed (Cost $1,099,639)				1,068,924

U.S. TREASURY SECURITIES — 4.51%
U.S. Treasury Notes — 4.51%
U.S. Treasury Notes
0.63%	08/31/17		130,000	130,150

Total U.S. Treasury Securities (Cost $129,786)
Total Bonds – 76.02% (Cost $2,208,631)				2,193,061

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2016  /  131

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Issues			Shares	Value
MUTUAL FUNDS — 0.98%
Mutual Funds — 0.98%
SPDR S&P500 ETF Trust			135	$28,287
Total Mutual Funds (Cost $27,791)
Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 19.50%
Money Market Funds — 0.62%
Morgan Stanley Institutional Liquidity Fund
0.27%[6]			18,000	18,000
U.S. Treasury Bills — 18.88%
U.S. Treasury Bills
0.19%[7]	07/28/16		$60,000	59,992
0.23%[7]	08/25/16	[8]	15,000	14,995
0.24%[7]	09/22/16		50,000	49,973
0.28%[7]	10/06/16		70,000	69,952
0.33%[7]	07/21/16	[8]	125,000	124,988
0.41%[7]	11/25/16		225,000	224,766

				544,666
Total Short-Term Investments (Cost $562,514)				562,666

Total Investments – 96.50% (Cost $2,798,936)[1]				2,784,014

Cash and Other Assets, Less
Liabilities – 3.50%				101,021

Net Assets – 100.00%				$2,885,035

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
27	S&P 500 E Mini Index,
	Expiration September 2016	$(12,766)
	Net unrealized (depreciation)	$(12,766)

Notes:

[1]	Cost for federal income tax purposes is $2,799,323 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$35,918
Gross unrealized (depreciation)	(51,227)

Net unrealized (depreciation)	$(15,309)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2016.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $77,754, which is 2.70% of total net assets.

[6]	Represents the current yield as of June 30, 2016.

[7]	Represents annualized yield at date of purchase.

[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $134,983.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(MTN): Medium-term note

(S&P): Standard and Poors

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

132  /  N-Q Report June 2016

[THIS PAGE INTENTIONALLY LEFT BLANK]

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Metropolitan West Funds (the “Trust”):

Net Asset Value:

The Net Asset Value (“NAV”) of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, Metropolitan West Asset Management, LLC (the “Adviser”) initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

134  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service

N-Q Report June 2016  /  135

Notes to Financial Statements (Continued)

providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of June 30, 2016, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks and corporate bonds.

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value June 30, 2016 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ –	$ 5,655,667	$ –	$ 5,655,667
Money Market Funds	2,758,000	–	–	2,758,000
U.S. Agency Discount Notes	–	3,017,662	–	3,017,662
U.S. Treasury Bills	4,597,032	–	–	4,597,032
Long-Term Investments:
Asset-Backed Securities	–	3,627,479	–	3,627,479
Corporates	–	24,358,831	–	24,358,831
Mortgage-Backed	–	68,679,115	45,889	68,725,004
U.S. Treasury Securities	34,489,817	884,702	–	35,374,519

Other Financial Instruments *
Liabilities:
Foreign currency exchange contracts	–	(314,898)	–	(314,898)

Total	$41,844,849	$105,908,558	$45,889	$147,799,296

*Other financial instruments include foreign currency exchange contracts.

136  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ –	$ 90,186,294	$ –	$ 90,186,294
Money Market Funds	42,626,000	–	–	42,626,000
U.S. Treasury Bills	6,918,275	–	–	6,918,275
Long-Term Investments:
Asset-Backed Securities	–	252,591,590	–	252,591,590
Bank Loans	–	13,817,956	–	13,817,956
Corporates	–	650,571,333	3,556,016	654,127,349
Mortgage-Backed	–	1,124,393,322	5,596,502	1,129,989,824
Municipal Bonds	–	10,683,378	–	10,683,378
Purchased Swaptions	–	49,068	–	49,068
U.S. Treasury Securities	1,167,010,579	–	–	1,167,010,579

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	–	92,823	–	92,823
Interest rate contracts	1,640,470	–	–	1,640,470
Liabilities:
Foreign currency exchange contracts	–	(5,216,496)	–	(5,216,496)
Interest rate contracts	–	(27,153)	–	(27,153)

Total	$ 1,218,195,324	$ 2,137,142,115	$ 9,152,518	$ 3,364,489,957

*Other financial instruments include foreign currency exchange contracts, futures and written swaptions. Interest rate contracts include futures and written swaptions.

N-Q Report June 2016  /  137

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ –	$ 27,101,382	$ –	$ 27,101,382
Money Market Funds	29,585,000	–	–	29,585,000
U.S. Agency Discount Notes	–	43,946,045	–	43,946,045
U.S. Treasury Bills	14,272,360	–	–	14,272,360
Long-Term Investments:
Asset-Backed Securities	–	88,852,350	–	88,852,350
Bank Loans	–	2,969,229	–	2,969,229
Corporates	–	374,979,367	267,579	375,246,946
Mortgage-Backed	–	241,904,413	644,161	242,548,574
Municipal Bonds	–	1,959,408	–	1,959,408
U.S. Treasury Securities	458,137,974	20,694,847	–	478,832,821

Other Financial Instruments *
Assets:
Interest rate contracts	1,245,428	–	–	1,245,428
Liabilities:
Foreign currency exchange contracts	–	(1,665,953)	–	(1,665,953)

Total	$ 503,240,762	$ 800,741,088	$ 911,740	$ 1,304,893,590

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

138  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ –	$ 3,041,211,976	$ –	$3,041,211,976
Money Market Funds	658,073,064	–	–	658,073,064
Repurchase Agreements	–	250,000,000	–	250,000,000
U.S. Agency Discount Notes	–	4,746,974,195	–	4,746,974,195
U.S. Treasury Bills	3,536,725,726	–	–	3,536,725,726
Long-Term Investments:
Asset-Backed Securities	–	5,150,852,177	26,025,537	5,176,877,714
Bank Loans	–	103,581,802	52,190,000	155,771,802
Corporates	–	17,164,113,386	63,020,329	17,227,133,715
Mortgage-Backed	–	30,821,537,974	24,612,099	30,846,150,073
Municipal Bonds	–	621,421,594	–	621,421,594
Put Options Purchased	1,650,000	–	–	1,650,000
U.S. Agency Securities	–	1,185,472,290	–	1,185,472,290
U.S. Treasury Securities	16,394,632,636	3,181,140,856	–	19,575,773,492

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	–	1,946,281	–	1,946,281
Interest rate contracts	93,932,091	–	–	93,932,091
Liabilities:
Foreign currency exchange contracts	–	(171,754,852)	–	(171,754,852)
Interest rate contracts	(1,770,880)	(77,390,180)	–	(79,161,060)

Total	$20,683,242,637	$66,019,107,499	$165,847,965	$86,868,198,101

*Other financial instruments include foreign currency exchange contracts, futures, swap contracts and written options. Interest rate contracts include futures, interest rate swaps and written options.

N-Q Report June 2016  /  139

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$17,145,000	$ –	$ –	$ 17,145,000
U.S. Agency Discount Notes	–	53,926,992	–	53,926,992
U.S. Treasury Bills	76,236,656	–	–	76,236,656
Long-Term Investments:
Bank Loans	–	57,849,191	29,000,850	86,850,041
Common Stock	–	–	1,526,486	1,526,486
Corporates*	–	751,039,672	22,675,946	773,715,618
Mortgage-Backed	–	6,714,940	–	6,714,940

Other Financial Instruments **
Assets:
Credit contracts	–	539,861	–	539,861

Total	$ 93,381,656	$ 870,070,656	$ 53,203,282	$ 1,016,655,594

*As of June 30, 2016, Momentive Performance had a $0 market value.

**Other financial instruments include swap contracts. Credit contracts include credit default swaps.

140  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ –	$105,304,033	$ –	$105,304,033
Money Market Funds	49,010,000	–	–	49,010,000
U.S. Agency Discount Notes	–	35,123,720	–	35,123,720
U.S. Treasury Bills	123,237,560	–	–	123,237,560
Long-Term Investments:
Asset-Backed Securities	–	304,758,704	–	304,758,704
Bank Loans	–	10,984,870	4,430,000	15,414,870
Common Stock	9,120,490	–	–	9,120,490
Corporates	–	598,265,003	3,747,024	602,012,027
Foreign Government Obligations	–	29,049,706	–	29,049,706
Mortgage-Backed	–	976,972,458	20,330,181	997,302,639
Municipal Bonds	–	5,693,042	–	5,693,042
U.S. Agency Securities	–	45,069,618	–	45,069,618
U.S. Treasury Securities	109,662,242	–	–	109,662,242

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	–	63,379	–	63,379
Interest rate contracts	555,642	–	–	555,642
Liabilities:
Foreign currency exchange contracts	–	(6,243,473)	–	(6,243,473)
Interest rate contracts	(5,972,259)	–	–	(5,972,259)

Total	$ 285,613,675	$ 2,105,041,060	$ 28,507,205	$ 2,419,161,940

*Other financial instruments include futures and foreign currency exchange contracts. Interest rate contracts include futures.

N-Q Report June 2016  /  141

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ –	$ 4,681,345	$ –	$ 4,681,345
Money Market Funds	3,531,000	–	–	3,531,000
U.S. Agency Discount Notes	–	6,458,090	–	6,458,090
U.S. Treasury Bills	6,134,062	–	–	6,134,062
Long-Term Investments:
Bank Loans	–	115,231,796	6,170,948	121,402,744
Corporates	–	21,302,113	–	21,302,113

Other Financial Instruments *
Liabilities:
Foreign currency exchange contracts	–	(84,120)	–	(84,120)

Total	$9,665,062	$147,589,224	$6,170,948	$163,425,234

*Other financial instruments include foreign currency exchange contracts.

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ –	$ 2,340,066	$ –	$ 2,340,066
Money Market Funds	2,440,000	–	–	2,440,000
U.S. Treasury Bills	39,995	–	–	39,995
Long-Term Investments:
Asset-Backed Securities	–	17,751,287	378,411	18,129,698
Bank Loans	–	230,260	–	230,260
Common Stock	770,978	–	31,056	802,034
Corporates	–	22,802,510	–	22,802,510
Mortgage-Backed	–	63,141,668	947,754	64,089,422
U.S. Agency Securities	–	1,119,989	–	1,119,989

Other Financial Instruments *
Liabilities:
Foreign currency exchange contracts	–	(146,402)	–	(146,402)
Interest rate contracts	(64,680)	–	–	(64,680)

Total	$3,186,293	$107,239,378	$1,357,221	$111,782,892

*Other financial instruments include futures and foreign currency exchange contracts. Interest rate contracts include futures.

142  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 18,000	$ –	$ –	$ 18,000
U.S. Treasury Bills	544,666	–	–	544,666
Long-Term Investments:
Asset-Backed Securities	–	332,659	–	332,659
Corporates	–	661,328	–	661,328
Mortgage-Backed	–	991,170	77,754	1,068,924
Mutual Funds	28,287	–	–	28,287
U.S. Treasury Securities	130,150	–	–	130,150

Other Financial Instruments *
Liabilities:
Equity contracts	(12,766)	–	–	(12,766)

Total	$708,337	$1,985,157	$77,754	$2,771,248

*Other financial instruments include futures. Equity contracts include futures.

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred between levels 1 and level 2 for the period ended June 30, 2016.

For the period ended June 30, 2016, a reconciliation of level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$49,149
Accrued discounts/premiums	(1)
Realized (loss)	(1,027)
Change in unrealized (depreciation)*	(2,232)
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of June 30, 2016	$45,889

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $(2,232) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2016.

N-Q Report June 2016  /  143

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$4,019,898	$5,862,125
Accrued discounts/premiums	–	–
Realized (loss)	–	(21,001)
Change in unrealized appreciation/(depreciation)*	101,918	(244,622)
Purchases	–	–
Sales	(565,800)	–
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of June 30, 2016	$3,556,016	$5,596,502

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $(142,704) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2016.

INTERMEDIATE BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$283,594	$682,507
Accrued discounts/ premiums	–	5
Realized (loss)	–	(4,872)
Change in unrealized (depreciation)*	(4,665)	(33,479)
Purchases	–	–
Sales	(11,350)	–
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of June 30, 2016	$267,579	$644,161

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $(38,144) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2016.

144  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$28,370,192	$52,190,000	$65,454,924	$26,027,198
Accrued discounts/premiums	–	–	102,827	–
Realized (loss)	–	–	–	(200,061)
Change in unrealized appreciation/(depreciation)*	(2,344,655)	–	697,518	(1,215,038)
Purchases	–	–	–	–
Sales	–	–	(3,234,940)	–
Transfers into Level 3**	–	–	–	–
Transfers out of Level 3**	–	–	–	–

Balance as of June 30, 2016	$26,025,537	$52,190,000	$63,020,329	$24,612,099

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $(2,862,175) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2016.

HIGH YIELD BOND FUND	BANK LOANS		COMMON STOCK	CORPORATES

Balance as of April 1, 2016	$27,771,571	***	$1,253,454	$22,270,665	****
Accrued discounts/premiums	4,652		–	56,581
Realized gain	478		–	2,326
Change in unrealized appreciation*	1,250,438		273,032	224,315
Purchases	–		–	1,402,808
Sales	(26,289)		–	(1,280,749)
Corporation action	–		–	–
Transfers into Level 3**	–		–	–
Transfers out of Level 3**	–		–	–

Balance as of June 30, 2016	$29,000,850		$1,526,486	$22,675,946	****

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $1,740,754 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2016.

*** As of March 31, 2016, Boston Generating LLC, Term Loan, 1st Lien had a $0 market value.

**** As of March 31, 2016, and June 30, 2016 Momentive Performance had a $0 market value.

N-Q Report June 2016  /  145

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$4,430,000	$4,035,580	$19,434,734
Accrued discounts/premiums	–	11,352	8,062
Realized gain (loss)	–	22,536	(153,675)
Change in unrealized (depreciation)*	–	(57,234)	(907,798)
Purchases	–	–	1,948,858
Sales	–	(265,210)	–
Transfers into Level 3**	–	–	–
Transfers out of Level 3**	–	–	–

Balance as of June 30, 2016	$4,430,000	$3,747,024	$20,330,181

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $(889,641) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2016.

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2016	$5,559,446
Accrued discounts/premiums	2,232
Realized gain	50
Change in unrealized appreciation*	533,233
Purchases	441,677
Sales	(16,876)
Transfers into Level 3**	–
Transfers out of Level 3**	(348,814)

Balance as of June 30, 2016	$6,170,948

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $451,819 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2016, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2016, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $(348,814) transferred from level 3 to level 2 in the disclosure hierarchy.

146  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS		COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$402,078	$–	***	$26,821	$1,005,180
Accrued discounts/premiums	91	–		–	15,474
Realized (loss)	–	–		–	(5,628)
Change in unrealized appreciation/ (depreciation)*	(23,758)	–		4,235	(67,272)
Purchases	–	–		–	–
Sales	–	–		–	–
Transfers into Level 3**	–	–		–	–
Transfers out of Level 3**	–	–		–	–

Balance as of June 30, 2016	$378,411	$–		$31,056	$947,754

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $(86,795) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2016.

*** As of March 31, 2016, Boston Generating LLC, Term Loan, 1st Lien had a $0 market value.

ALPHATRAK 500 FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$70,638
Realized (loss)	(5,259)
Change in unrealized (depreciation)*	(3,690)
Purchases	16,065
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of June 30, 2016	$77,754

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2016 was $(3,132) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2016.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2016, are as follows:

ULTRA SHORT BOND FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-Agency	$45,889	Third-party Vendor	Vendor Prices	1.43	1.43

N-Q Report June 2016  /  147

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$3,556,016	Third-party Vendor	Vendor Prices	58.50	58.50

Mortgage-Backed Securities-Commercial Mortgage-Backed	$1,780,804	Third-party Vendor	Vendor Prices	7.26	7.26

Mortgage-Backed Securities-Non-Agency	$3,815,698	Third-party Vendor	Vendor Prices	2.24	2.24

INTERMEDIATE BOND FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$267,579	Third-party Vendor	Vendor Prices	58.50	58.50

Mortgage-Backed Securities-Commercial Mortgage-Backed	$643,829	Third-party Vendor	Vendor Prices	7.26	7.26

Mortgage-Backed Securities-Non-Agency	$332	Third-party Vendor	Vendor Prices	9.08	9.08

TOTAL RETURN BOND FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$26,025,537	Benchmark Pricing	Offered Quote	89.00 - 91.00	89.91

Bank Loans	$52,190,000	Third-party Vendor	Vendor Prices	100.00	100.00

Corporate Securities	$63,020,329	Third-party Vendor	Vendor Prices	58.50 - 105.03	71.78

Mortgage-Backed Securities-Commercial Mortgage-Backed	$109,643	Third-party Vendor	Vendor Prices	1.61	1.61

Mortgage-Backed Securities-Non-Agency	$24,502,456	Third-party Vendor	Vendor Prices	1.28 - 3.13	2.14

HIGH YIELD BOND FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$29,000,850	Third-party Vendor	Vendor Prices	2.75 - 100.00	88.03

Common Stock	$1,526,486	Third-party Vendor	Vendor Prices	20.00	20.00

Corporate Securities	$22,675,946	Third-party Vendor	Vendor Prices	0.00 - 110.75	65.76

UNCONSTRAINED BOND FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$4,430,000	Third-party Vendor	Vendor Prices	100.00	100.00

Corporate Securities	$3,747,024	Third-party Vendor	Vendor Prices	58.50	58.50

Mortgage-Backed Securities-Commercial Mortgage-Backed	$20,180,282	Third-party Vendor	Vendor Prices	3.06 - 8.41	6.18

Mortgage-Backed Securities-Non-Agency	$149,899	Third-party Vendor	Vendor Prices	0.72 - 12.35	9.35

FLOATING RATE INCOME FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$6,170,948	Third-party Vendor	Vendor Prices	60.25 - 100.13	85.89

148  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$378,411	Broker Quote and Benchmark Pricing	Offered Quote	15.00 - 91.00	76.82

Common Stock	$31,056	Third-party Vendor	Vendor Prices	2.75	2.75

Mortgage-Backed Securities-Commercial Mortgage Backed	$738,193	Third-party Vendor	Vendor Prices	7.15 - 7.26	7.22

Mortgage-Backed Securities-Non-Agency	$209,561	Third-party Vendor	Vendor Prices	9.08 - 12.35	12.35

ALPHATRAK 500 FUND	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Commercial Mortgage-Backed	$11,748	Third-party Vendor	Vendor Prices	0.18	0.18

Mortgage-Backed Securities-Non Agency	$66,006	Third-party Vendor	Vendor Prices	1.41	1.41

* The valuation technique employed on the Level 3 securities involves the use of vendor prices and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Adviser with consent by the Adviser’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Adviser’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Adviser’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Trust’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Adviser, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Adviser’s Pricing Working Group consists of the Adviser’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Adviser’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Adviser’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

N-Q Report June 2016  /  149

Notes to Financial Statements (Continued)

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 1 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended June 30, 2016, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2016, the Funds did not hold any short debt or equity.

150  /  N-Q Report June 2016

Notes to Financial Statements (Continued)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended June 30, 2016, the Funds did not receive any in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2016, the Total Return Bond Fund held repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the period ended June 30, 2016.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

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Notes to Financial Statements (Continued)

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of June 30, 2016, the Low Duration Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the

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Notes to Financial Statements (Continued)

difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2016, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2016, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the Alpha Trak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

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Notes to Financial Statements (Concluded)

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2016, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At June 30, 2016, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	SHORT TERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*

Ultra Short Bond Fund	$1,489,245	$17,068,161	$14,894,875	$10,083,524	$284,468	$4,796,493

Low Duration Bond Fund	–	99,373,584	21,029,490	42,081,240	–	55,434,071

High Yield Bond Fund	–	–	–	–	3,275,608	59,903,820

Unconstrained Bond Fund	–	–	–	–	2,222,418	3,156,552

Floating Rate Income Fund*	–	–	–	–	202,840	1,210,847

Strategic Income Fund	6,589,872	47,852,416	18,413,032	41,345,040	4,429	1,713,081

AlphaTrak 500 Fund	–	63,409,884	15,892,244	12,617,196	35,176	55,884

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

154  /  N-Q Report June 2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/29/2016

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	8/29/2016

* Print the name and title of each signing officer under his or her signature.